UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23850

Aristotle Funds Series Trust
(Exact name of registrant as specified in charter)

11100 Santa Monica Blvd., Suite 1700

Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)

Richard Schweitzer

11100 Santa Monica Blvd., Suite 1700

Los Angeles, CA 90025
(Name and address of agent for service)

(844-274-7885)

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2026

Date of reporting period: April 1, 2025 through March 31, 2026

Item 1. Reports to Stockholders.

(a)

Aristotle Core Bond Fund
Class H | PLEHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of December 5, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class H	$15	0.48%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	Since its inception on December 5, 2025, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
While the Fund duration tactically adjusted over the last twelve months, the point-to-point duration was nearly flat. The Fund did remain close to its benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially reduced government bond exposure, while increasing investment grade bond exposure as well as agency and non-agency mortgage-backed securities allocations.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Core Bond Fund	PAGE 1	TSR-AR-04045F220

CUMULATIVE TOTAL RETURN (%)

Since Inception (12/05/2025)
Class H (without sales charge)	0.15
Bloomberg US Aggregate Bond Index	0.29
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$270,044,758
Number of Holdings	340
Net Advisory Fee	$520,753
Portfolio Turnover Rate	142%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	24.8%
Federal National Mortgage Association	10.0%
Federal Home Loan Mortgage Corp.	6.7%
Ginnie Mae II Pool	3.3%
JPMorgan Chase & Co.	1.7%
Morgan Stanley	1.4%
Bank of America Corp.	1.3%
Goldman Sachs Group, Inc.	1.2%
GCAT	1.1%
Wells Fargo & Co.	1.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk, Underlying Fund Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund will invest at least 80% of its assets in debt securities, and that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Bond Fund	PAGE 2	TSR-AR-04045F220

Aristotle Core Bond Fund
Class I | PLEBX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
While the Fund duration tactically adjusted over the last twelve months, the point-to-point duration was nearly flat. The Fund did remain close to its benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially reduced government bond exposure, while increasing investment grade bond exposure as well as agency and non-agency mortgage-backed securities allocations.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Core Bond Fund	PAGE 1	TSR-AR-04045F683

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/14/2020)
Class I (without sales charge)	4.63	0.77	0.20
Bloomberg US Aggregate Bond Index	4.35	0.31	-0.31
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$270,044,758
Number of Holdings	340
Net Advisory Fee	$520,753
Portfolio Turnover Rate	142%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	24.8%
Federal National Mortgage Association	10.0%
Federal Home Loan Mortgage Corp.	6.7%
Ginnie Mae II Pool	3.3%
JPMorgan Chase & Co.	1.7%
Morgan Stanley	1.4%
Bank of America Corp.	1.3%
Goldman Sachs Group, Inc.	1.2%
GCAT	1.1%
Wells Fargo & Co.	1.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk, Underlying Fund Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund will invest at least 80% of its assets in debt securities, and that the Fund may lend its portfolio securities to generate additional income.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective December 29, 2025, the Fund’s Supervision and Administration Fee for Class I has been decreased from 0.13% to 0.09%. As a result, the total Management Fee has been reduced by 0.04%. In addition, the contractual fee waiver for Class I has been reduced from 0.48% to 0.44%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Bond Fund	PAGE 2	TSR-AR-04045F683

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Bond Fund	PAGE 3	TSR-AR-04045F683

Aristotle Core Bond Fund
Class I-2 | PLEDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Core Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$49	0.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
While the Fund duration tactically adjusted over the last twelve months, the point-to-point duration was nearly flat. The Fund did remain close to its benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we materially reduced government bond exposure, while increasing investment grade bond exposure as well as agency and non-agency mortgage-backed securities allocations.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Core Bond Fund	PAGE 1	TSR-AR-04045F675

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/14/2020)
Class I-2 (without sales charge)	4.39	0.72	0.16
Bloomberg US Aggregate Bond Index	4.35	0.31	-0.31
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$270,044,758
Number of Holdings	340
Net Advisory Fee	$520,753
Portfolio Turnover Rate	142%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	24.8%
Federal National Mortgage Association	10.0%
Federal Home Loan Mortgage Corp.	6.7%
Ginnie Mae II Pool	3.3%
JPMorgan Chase & Co.	1.7%
Morgan Stanley	1.4%
Bank of America Corp.	1.3%
Goldman Sachs Group, Inc.	1.2%
GCAT	1.1%
Wells Fargo & Co.	1.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk, Underlying Fund Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund will invest at least 80% of its assets in debt securities, and that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Bond Fund	PAGE 2	TSR-AR-04045F675

Aristotle Core Equity Fund
Class A | ARALX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the S&P 500 Index. The Fund invests at least 80% of its assets in equity securities.

•	The outperformance of the Fund relative to the S&P 500 Index over the 1-year period was due to both security selection and sector allocation.

•	Security selection in information technology and consumer staples contributed the most to relative performance. Conversely, security selection in energy and materials detracted.

•
Guardant Health, Darling Ingredients and Broadcom were the largest contributors over the period. Meanwhile, Boston Scientific, Becton, Dickinson and Company and Ameriprise Financial were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, underweights in consumer staples and information technology contributed to relative performance. Conversely, overweights to healthcare and industrials detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/25/2023)
Class A (without sales charge)	20.17	21.98
Class A (with sales charge)	15.06	19.84
S&P 500 TR	17.80	21.67
Aristotle Core Equity Fund	PAGE 1	TSR-AR-04045F329

Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$518,451,973
Number of Holdings	54
Net Advisory Fee	$2,679,117
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Alphabet, Inc.	6.3%
Microsoft Corp.	5.8%
Apple, Inc.	4.8%
Broadcom, Inc.	4.3%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Darling Ingredients, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Chubb Ltd.	2.4%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 2	TSR-AR-04045F329

Aristotle Core Equity Fund
Class I | ARILX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the S&P 500 Index. The Fund invests at least 80% of its assets in equity securities.

•	The outperformance of the Fund relative to the S&P 500 Index over the 1-year period was due to both security selection and sector allocation.

•	Security selection in information technology and consumer staples contributed the most to relative performance. Conversely, security selection in energy and materials detracted.

•
Guardant Health, Darling Ingredients and Broadcom were the largest contributors over the period. Meanwhile, Boston Scientific, Becton, Dickinson and Company and Ameriprise Financial were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, underweights in consumer staples and information technology contributed to relative performance. Conversely, overweights to healthcare and industrials detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class I (without sales charge)	20.53	22.42
S&P 500 TR	17.80	21.10
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Aristotle Core Equity Fund	PAGE 1	TSR-AR-04045F436

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$518,451,973
Number of Holdings	54
Net Advisory Fee	$2,679,117
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Alphabet, Inc.	6.3%
Microsoft Corp.	5.8%
Apple, Inc.	4.8%
Broadcom, Inc.	4.3%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Darling Ingredients, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Chubb Ltd.	2.4%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 2	TSR-AR-04045F436

Aristotle Core Equity Fund
Class I-2 | AILLX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Core Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$72	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the S&P 500 Index. The Fund invests at least 80% of its assets in equity securities.

•	The outperformance of the Fund relative to the S&P 500 Index over the 1-year period was due to both security selection and sector allocation.

•	Security selection in information technology and consumer staples contributed the most to relative performance. Conversely, security selection in energy and materials detracted.

•
Guardant Health, Darling Ingredients and Broadcom were the largest contributors over the period. Meanwhile, Boston Scientific, Becton, Dickinson and Company and Ameriprise Financial were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, underweights in consumer staples and information technology contributed to relative performance. Conversely, overweights to healthcare and industrials detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2017)
Class I-2 (without sales charge)	20.47	10.17	13.53
S&P 500 TR	17.80	12.06	13.83
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
Aristotle Core Equity Fund	PAGE 1	TSR-AR-04045F311

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$518,451,973
Number of Holdings	54
Net Advisory Fee	$2,679,117
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Alphabet, Inc.	6.3%
Microsoft Corp.	5.8%
Apple, Inc.	4.8%
Broadcom, Inc.	4.3%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Darling Ingredients, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Chubb Ltd.	2.4%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Equity Fund	PAGE 2	TSR-AR-04045F311

Aristotle Core Income Fund
Class A | PLIAX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
While the Fund slightly increased its duration profile over the last twelve months but remained very close to benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we increased exposures to investment grade corporate bonds as well as agency and non-agency mortgage-backed securities. The Fund reduced its government and floating rate loan exposures over the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Core Income Fund	PAGE 1	TSR-AR-04045F733

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.26	1.07	2.62
Class A (with sales charge)	-0.20	0.19	2.18
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,112,880,365
Number of Holdings	496
Net Advisory Fee	$12,409,806
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.1%
Federal National Mortgage Association	8.3%
Federal Home Loan Mortgage Corp.	4.3%
JPMorgan Chase & Co.	1.9%
Ginnie Mae II Pool	1.7%
Morgan Stanley	1.0%
Bank of America Corp.	1.0%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
A&D Mortgage LLC	0.4%
Transdigm, Inc.	0.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 29, 2025, Jeff Klingelhofer, CFA, was added as a Portfolio Manager of Aristotle Core Income Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 2	TSR-AR-04045F733

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 3	TSR-AR-04045F733

Aristotle Core Income Fund
Class C | PLNCX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
While the Fund slightly increased its duration profile over the last twelve months but remained very close to benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we increased exposures to investment grade corporate bonds as well as agency and non-agency mortgage-backed securities. The Fund reduced its government and floating rate loan exposures over the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Core Income Fund	PAGE 1	TSR-AR-04045F725

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	3.37	0.31	1.85
Class C (with sales charge)	2.37	0.31	1.85
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,112,880,365
Number of Holdings	496
Net Advisory Fee	$12,409,806
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.1%
Federal National Mortgage Association	8.3%
Federal Home Loan Mortgage Corp.	4.3%
JPMorgan Chase & Co.	1.9%
Ginnie Mae II Pool	1.7%
Morgan Stanley	1.0%
Bank of America Corp.	1.0%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
A&D Mortgage LLC	0.4%
Transdigm, Inc.	0.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 29, 2025, Jeff Klingelhofer, CFA, was added as a Portfolio Manager of Aristotle Core Income Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 2	TSR-AR-04045F725

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 3	TSR-AR-04045F725

Aristotle Core Income Fund
Class H | PLIHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of December 5, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class H	$15	0.46%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	Since its inception on December 5, 2025, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
While the Fund slightly increased its duration profile over the last twelve months but remained very close to benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we increased exposures to investment grade corporate bonds as well as agency and non-agency mortgage-backed securities. The Fund reduced its government and floating rate loan exposures over the period.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Core Income Fund	PAGE 1	TSR-AR-04045F212

CUMULATIVE TOTAL RETURN (%)

Since Inception (12/05/2025)
Class H (without sales charge)	-0.23
Bloomberg US Aggregate Bond Index	0.29
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,112,880,365
Number of Holdings	496
Net Advisory Fee	$12,409,806
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.1%
Federal National Mortgage Association	8.3%
Federal Home Loan Mortgage Corp.	4.3%
JPMorgan Chase & Co.	1.9%
Ginnie Mae II Pool	1.7%
Morgan Stanley	1.0%
Bank of America Corp.	1.0%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
A&D Mortgage LLC	0.4%
Transdigm, Inc.	0.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 29, 2025, Jeff Klingelhofer, CFA, was added as a Portfolio Manager of Aristotle Core Income Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 2	TSR-AR-04045F212

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 3	TSR-AR-04045F212

Aristotle Core Income Fund
Class I | PLIIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
While the Fund slightly increased its duration profile over the last twelve months but remained very close to benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we increased exposures to investment grade corporate bonds as well as agency and non-agency mortgage-backed securities. The Fund reduced its government and floating rate loan exposures over the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Core Income Fund	PAGE 1	TSR-AR-04045F717

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.67	1.41	2.94
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,112,880,365
Number of Holdings	496
Net Advisory Fee	$12,409,806
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.1%
Federal National Mortgage Association	8.3%
Federal Home Loan Mortgage Corp.	4.3%
JPMorgan Chase & Co.	1.9%
Ginnie Mae II Pool	1.7%
Morgan Stanley	1.0%
Bank of America Corp.	1.0%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
A&D Mortgage LLC	0.4%
Transdigm, Inc.	0.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 29, 2025, Jeff Klingelhofer, CFA, was added as a Portfolio Manager of Aristotle Core Income Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 2	TSR-AR-04045F717

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 3	TSR-AR-04045F717

Aristotle Core Income Fund
Class I-2 | PLIDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Core Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$56	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	By credit quality, BBB rated credits were most beneficial to performance. By asset class, investment grade corporate bonds were most beneficial to performance followed by agency mortgage exposure.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
While the Fund slightly increased its duration profile over the last twelve months but remained very close to benchmark duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we increased exposures to investment grade corporate bonds as well as agency and non-agency mortgage-backed securities. The Fund reduced its government and floating rate loan exposures over the period.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Core Income Fund	PAGE 1	TSR-AR-04045F691

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	4.56	1.37	2.93
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,112,880,365
Number of Holdings	496
Net Advisory Fee	$12,409,806
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.1%
Federal National Mortgage Association	8.3%
Federal Home Loan Mortgage Corp.	4.3%
JPMorgan Chase & Co.	1.9%
Ginnie Mae II Pool	1.7%
Morgan Stanley	1.0%
Bank of America Corp.	1.0%
Freddie Mac Seasoned Credit Risk Transfer Trust	0.7%
A&D Mortgage LLC	0.4%
Transdigm, Inc.	0.4%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 29, 2025, Jeff Klingelhofer, CFA, was added as a Portfolio Manager of Aristotle Core Income Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Core Income Fund	PAGE 2	TSR-AR-04045F691

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Core Income Fund	PAGE 3	TSR-AR-04045F691

Aristotle Floating Rate Income Fund
Class A | PLFLX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.03%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Morningstar LSTA US Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality and distressed credits, instead emphasizing large-cap issuers and the performing segment of the loan market. The asset class ended the most recent quarter with an effective yield above 8%, which we view as an attractive level. We believe loans should continue to provide stability amid a volatile interest rate environment.

•
While the market experienced sector specific weakness in the first quarter of 2026, the Fund benefited from largely supportive corporate fundamentals,  technicals and an attractive asset class relative value trade.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Floating Rate Income Fund	PAGE 1	TSR-AR-04045F626

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.25	5.68	4.97
Class A (with sales charge)	2.09	5.04	4.66
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Morningstar LSTA US Leveraged Loan TR USD	4.81	5.93	5.61
S&P UBS Leverage Loan Index	4.79	5.85	5.59
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,489,671,006
Number of Holdings	161
Net Advisory Fee	$21,262,845
Portfolio Turnover Rate	170%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.9%
CoreLogic, Inc.	3.6%
CRC Insurance Group LLC	3.6%
Proofpoint, Inc.	3.5%
TransDigm, Inc.	3.2%
RealPage, Inc.	3.0%
Gainwell Acquisition Corp.	2.7%
Ellucian Holdings, Inc.	2.6%
Allied Universal Holdco LLC	2.6%
TK Elevator US Newco, Inc.	2.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective January 31, 2026, J.P. Leasure no longer served as a Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Floating Rate Income Fund	PAGE 2	TSR-AR-04045F626

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 3	TSR-AR-04045F626

Aristotle Floating Rate Income Fund
Class C | PLBCX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Morningstar LSTA US Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality and distressed credits, instead emphasizing large-cap issuers and the performing segment of the loan market. The asset class ended the most recent quarter with an effective yield above 8%, which we view as an attractive level. We believe loans should continue to provide stability amid a volatile interest rate environment.

•
While the market experienced sector specific weakness in the first quarter of 2026, the Fund benefited from largely supportive corporate fundamentals,  technicals and an attractive asset class relative value trade.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Floating Rate Income Fund	PAGE 1	TSR-AR-04045F618

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.47	4.91	4.23
Class C (with sales charge)	3.48	4.91	4.23
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Morningstar LSTA US Leveraged Loan TR USD	4.81	5.93	5.61
S&P UBS Leverage Loan Index	4.79	5.85	5.59
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,489,671,006
Number of Holdings	161
Net Advisory Fee	$21,262,845
Portfolio Turnover Rate	170%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.9%
CoreLogic, Inc.	3.6%
CRC Insurance Group LLC	3.6%
Proofpoint, Inc.	3.5%
TransDigm, Inc.	3.2%
RealPage, Inc.	3.0%
Gainwell Acquisition Corp.	2.7%
Ellucian Holdings, Inc.	2.6%
Allied Universal Holdco LLC	2.6%
TK Elevator US Newco, Inc.	2.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective January 31, 2026, J.P. Leasure no longer served as a Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Floating Rate Income Fund	PAGE 2	TSR-AR-04045F618

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 3	TSR-AR-04045F618

Aristotle Floating Rate Income Fund
Class I | PLFRX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Morningstar LSTA US Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality and distressed credits, instead emphasizing large-cap issuers and the performing segment of the loan market. The asset class ended the most recent quarter with an effective yield above 8%, which we view as an attractive level. We believe loans should continue to provide stability amid a volatile interest rate environment.

•
While the market experienced sector specific weakness in the first quarter of 2026, the Fund benefited from largely supportive corporate fundamentals,  technicals and an attractive asset class relative value trade.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Floating Rate Income Fund	PAGE 1	TSR-AR-04045F592

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.60	6.01	5.30
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Morningstar LSTA US Leveraged Loan TR USD	4.81	5.93	5.61
S&P UBS Leverage Loan Index	4.79	5.85	5.59
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,489,671,006
Number of Holdings	161
Net Advisory Fee	$21,262,845
Portfolio Turnover Rate	170%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.9%
CoreLogic, Inc.	3.6%
CRC Insurance Group LLC	3.6%
Proofpoint, Inc.	3.5%
TransDigm, Inc.	3.2%
RealPage, Inc.	3.0%
Gainwell Acquisition Corp.	2.7%
Ellucian Holdings, Inc.	2.6%
Allied Universal Holdco LLC	2.6%
TK Elevator US Newco, Inc.	2.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective January 31, 2026, J.P. Leasure no longer served as a Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Floating Rate Income Fund	PAGE 2	TSR-AR-04045F592

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 3	TSR-AR-04045F592

Aristotle Floating Rate Income Fund
Class I-2 | PLFDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Floating Rate Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$80	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Morningstar LSTA US Leveraged Loan Index. The Fund invests principally in income-producing floating rate loans and floating rate debt securities.

•
The Fund continues to avoid lower-quality and distressed credits, instead emphasizing large-cap issuers and the performing segment of the loan market. The asset class ended the most recent quarter with an effective yield above 8%, which we view as an attractive level. We believe loans should continue to provide stability amid a volatile interest rate environment.

•
While the market experienced sector specific weakness in the first quarter of 2026, the Fund benefited from largely supportive corporate fundamentals,  technicals and an attractive asset class relative value trade.

•
On a year-over-year basis, the Fund maintained its focused exposure inside of the floating rate loan asset class, specifically seeking out the larger more-liquid credits while seeking to avoid deteriorating credits and unfavorable sectors.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Floating Rate Income Fund	PAGE 1	TSR-AR-04045F584

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.64	5.97	5.25
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Morningstar LSTA US Leveraged Loan TR USD	4.81	5.93	5.61
S&P UBS Leverage Loan Index	4.79	5.85	5.59
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,489,671,006
Number of Holdings	161
Net Advisory Fee	$21,262,845
Portfolio Turnover Rate	170%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	3.9%
CoreLogic, Inc.	3.6%
CRC Insurance Group LLC	3.6%
Proofpoint, Inc.	3.5%
TransDigm, Inc.	3.2%
RealPage, Inc.	3.0%
Gainwell Acquisition Corp.	2.7%
Ellucian Holdings, Inc.	2.6%
Allied Universal Holdco LLC	2.6%
TK Elevator US Newco, Inc.	2.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Financial Sector Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were updated to remove the statement that a significant portion of the floating rate loans held by the Fund may be “covenant-lite” loans, and to add that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective January 31, 2026, J.P. Leasure no longer served as a Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Floating Rate Income Fund	PAGE 2	TSR-AR-04045F584

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Floating Rate Income Fund	PAGE 3	TSR-AR-04045F584

Aristotle Growth Equity Fund
Class A | ARAGX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Russell 1000 Growth Index. The Fund invests at least 80% of its assets in equity securities.

•	The outperformance of the Fund relative to the Russell 1000 Growth Index over the 1-year period was due to security selection and sector allocation.

•	Security selection in industrials and healthcare contributed the most to relative performance. Conversely, security selection in consumer discretionary and financials detracted.

•
Guardant Health, KLA Corporation and Quanta Services were the largest contributors over the period. Meanwhile, Visa, Hubspot and Bio-Techne Corporation were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, an underweight to financials and an overweight to healthcare contributed to relative performance. Conversely, an overweight to materials and underweight in information technology detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Growth Equity Fund	PAGE 1	TSR-AR-04045F295

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/29/2023)
Class A (without sales charge)	19.94	16.92
Class A (with sales charge)	14.83	14.79
S&P 500 TR	17.80	18.26
Russell 1000 Growth Total Return	18.81	18.61
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$219,493,897
Number of Holdings	45
Net Advisory Fee	$1,172,585
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	14.7%
Microsoft Corp.	9.4%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.3%
Alphabet, Inc.	6.4%
Broadcom, Inc.	4.8%
Meta Platforms, Inc.	3.8%
Visa, Inc.	3.5%
KLA Corp.	2.4%
Quanta Services, Inc.	2.1%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Growth Equity Fund	PAGE 2	TSR-AR-04045F295

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 3	TSR-AR-04045F295

Aristotle Growth Equity Fund
Class I | ARIGX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Russell 1000 Growth Index. The Fund invests at least 80% of its assets in equity securities.

•	The outperformance of the Fund relative to the Russell 1000 Growth Index over the 1-year period was due to security selection and sector allocation.

•	Security selection in industrials and healthcare contributed the most to relative performance. Conversely, security selection in consumer discretionary and financials detracted.

•
Guardant Health, KLA Corporation and Quanta Services were the largest contributors over the period. Meanwhile, Visa, Hubspot and Bio-Techne Corporation were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, an underweight to financials and an overweight to healthcare contributed to relative performance. Conversely, an overweight to materials and underweight in information technology detracted from relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	20.31	9.46	14.95
S&P 500 TR	17.80	12.06	14.16
Russell 1000 Growth Total Return	18.81	12.76	16.83
Aristotle Growth Equity Fund	PAGE 1	TSR-AR-04045F428

Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$219,493,897
Number of Holdings	45
Net Advisory Fee	$1,172,585
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	14.7%
Microsoft Corp.	9.4%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.3%
Alphabet, Inc.	6.4%
Broadcom, Inc.	4.8%
Meta Platforms, Inc.	3.8%
Visa, Inc.	3.5%
KLA Corp.	2.4%
Quanta Services, Inc.	2.1%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 2	TSR-AR-04045F428

Aristotle Growth Equity Fund
Class I-2 | AIGGX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Growth Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$77	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Russell 1000 Growth Index. The Fund invests at least 80% of its assets in equity securities.

•	The outperformance of the Fund relative to the Russell 1000 Growth Index over the 1-year period was due to security selection and sector allocation.

•	Security selection in industrials and healthcare contributed the most to relative performance. Conversely, security selection in consumer discretionary and financials detracted.

•
Guardant Health, KLA Corporation and Quanta Services were the largest contributors over the period. Meanwhile, Visa, Hubspot and Bio-Techne Corporation were the top detractors from relative performance for the year.

•
From a sector allocation standpoint, an underweight to financials and an overweight to healthcare contributed to relative performance. Conversely, an overweight to materials and underweight in information technology detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/16/2024)
Class I-2 (without sales charge)	20.30	15.80
S&P 500 TR	17.80	16.87
Russell 1000 Growth Total Return	18.81	17.10
Aristotle Growth Equity Fund	PAGE 1	TSR-AR-04045F287

Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$219,493,897
Number of Holdings	45
Net Advisory Fee	$1,172,585
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	14.7%
Microsoft Corp.	9.4%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.3%
Alphabet, Inc.	6.4%
Broadcom, Inc.	4.8%
Meta Platforms, Inc.	3.8%
Visa, Inc.	3.5%
KLA Corp.	2.4%
Quanta Services, Inc.	2.1%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Growth Equity Fund	PAGE 2	TSR-AR-04045F287

Aristotle High Yield Bond Fund
Class A | PLAHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
The Fund’s  underperformance is, in part, attributable to a lack of exposure to lower-quality distressed credits that benefited during portions of the period. The Fund did benefit from a supportive rate environment as well as generally compressed credit spreads.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	The Fund benefited from BB and single B rated credit exposures over the period. By asset class, high yield bonds and floating rate loans were most beneficial to performance.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•	While the Fund duration tactically adjusted over the last 12 months, the point-to-point duration ended only slightly lower. The Fund benefited from an elevated yield environment over the period.

•	On a year-over-year basis, we reduced a portion of our high yield bond exposure while increasing a limited exposure to investment grade bond and asset backed exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle High Yield Bond Fund	PAGE 1	TSR-AR-04045F576

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	6.28	3.57	5.44
Class A (with sales charge)	1.76	2.67	4.98
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.01	4.22	6.12
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,996,477
Number of Holdings	217
Net Advisory Fee	$499,726
Portfolio Turnover Rate	72%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.7%
MajorDrive Holdings IV LLC	2.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Acrisure LLC / Acrisure Finance, Inc.	1.8%
NCL Corp. Ltd.	1.7%
Energy Transfer LP	1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.5%
Venture Global LNG, Inc.	1.5%
Sunoco LP	1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 2	TSR-AR-04045F576

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 3	TSR-AR-04045F576

Aristotle High Yield Bond Fund
Class C | PLCHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
The Fund’s  underperformance is, in part, attributable to a lack of exposure to lower-quality distressed credits that benefited during portions of the period. The Fund did benefit from a supportive rate environment as well as generally compressed credit spreads.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	The Fund benefited from BB and single B rated credit exposures over the period. By asset class, high yield bonds and floating rate loans were most beneficial to performance.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•	While the Fund duration tactically adjusted over the last 12 months, the point-to-point duration ended only slightly lower. The Fund benefited from an elevated yield environment over the period.

•	On a year-over-year basis, we reduced a portion of our high yield bond exposure while increasing a limited exposure to investment grade bond and asset backed exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle High Yield Bond Fund	PAGE 1	TSR-AR-04045F568

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	5.61	2.82	4.69
Class C (with sales charge)	4.61	2.82	4.69
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.01	4.22	6.12
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,996,477
Number of Holdings	217
Net Advisory Fee	$499,726
Portfolio Turnover Rate	72%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.7%
MajorDrive Holdings IV LLC	2.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Acrisure LLC / Acrisure Finance, Inc.	1.8%
NCL Corp. Ltd.	1.7%
Energy Transfer LP	1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.5%
Venture Global LNG, Inc.	1.5%
Sunoco LP	1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 2	TSR-AR-04045F568

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 3	TSR-AR-04045F568

Aristotle High Yield Bond Fund
Class I | PLHIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
The Fund’s  underperformance is, in part, attributable to a lack of exposure to lower-quality distressed credits that benefited during portions of the period. The Fund did benefit from a supportive rate environment as well as generally compressed credit spreads.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	The Fund benefited from BB and single B rated credit exposures over the period. By asset class, high yield bonds and floating rate loans were most beneficial to performance.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•	While the Fund duration tactically adjusted over the last 12 months, the point-to-point duration ended only slightly lower. The Fund benefited from an elevated yield environment over the period.

•	On a year-over-year basis, we reduced a portion of our high yield bond exposure while increasing a limited exposure to investment grade bond and asset backed exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle High Yield Bond Fund	PAGE 1	TSR-AR-04045F550

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.69	3.88	5.75
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.01	4.22	6.12
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,996,477
Number of Holdings	217
Net Advisory Fee	$499,726
Portfolio Turnover Rate	72%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.7%
MajorDrive Holdings IV LLC	2.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Acrisure LLC / Acrisure Finance, Inc.	1.8%
NCL Corp. Ltd.	1.7%
Energy Transfer LP	1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.5%
Venture Global LNG, Inc.	1.5%
Sunoco LP	1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 2	TSR-AR-04045F550

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 3	TSR-AR-04045F550

Aristotle High Yield Bond Fund
Class I-2 | PLHYX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle High Yield Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index. The Fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
The Fund’s  underperformance is, in part, attributable to a lack of exposure to lower-quality distressed credits that benefited during portions of the period. The Fund did benefit from a supportive rate environment as well as generally compressed credit spreads.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•	The Fund benefited from BB and single B rated credit exposures over the period. By asset class, high yield bonds and floating rate loans were most beneficial to performance.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•	While the Fund duration tactically adjusted over the last 12 months, the point-to-point duration ended only slightly lower. The Fund benefited from an elevated yield environment over the period.

•	On a year-over-year basis, we reduced a portion of our high yield bond exposure while increasing a limited exposure to investment grade bond and asset backed exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle High Yield Bond Fund	PAGE 1	TSR-AR-04045F543

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	6.58	3.86	5.74
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index	7.01	4.22	6.12
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,996,477
Number of Holdings	217
Net Advisory Fee	$499,726
Portfolio Turnover Rate	72%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
TransDigm, Inc.	2.7%
MajorDrive Holdings IV LLC	2.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.8%
Acrisure LLC / Acrisure Finance, Inc.	1.8%
NCL Corp. Ltd.	1.7%
Energy Transfer LP	1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.5%
Venture Global LNG, Inc.	1.5%
Sunoco LP	1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle High Yield Bond Fund	PAGE 2	TSR-AR-04045F543

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle High Yield Bond Fund	PAGE 3	TSR-AR-04045F543

Aristotle International Equity Fund
Class A | ARAFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.04%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the MSCI EAFE Index (net), and the MSCI ACWI ex USA Index (net), respectively. The Fund invests at least 80% of its assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States.

•
The performance explanation is provided relative to the primary benchmark, the MSCI EAFE Index (net). The underperformance of the Fund relative to the MSCI EAFE Index (net) over the 1-year period came from both security and sector allocation.

•
Security selection in the industrials and information technology sectors detracted the most from relative performance. On the other hand, security selection in the energy and financials sectors contributed the most. MonotaRO, Nemetschek and Accenture detracted most from relative returns. Meanwhile, Cameco, Samsung Electronics and Credicorp were the top contributors to relative performance for the year.

•
Certain large benchmark constituents not owned by the Fund, notably ASML, benefited from strong demand for advanced semiconductor equipment driven by continued investment in artificial intelligence infrastructure. As a key supplier to leading-edge chip manufacturers, ASML’s performance reflected its critical role in the semiconductor value chain, and the Fund’s lack of exposure to the company represented a headwind to relative results.

•
From a sector allocation standpoint, an overweight position in the consumer discretionary sector and a lack of exposure to the utilities sector detracted from relative performance. An overweight exposure to the energy sector and a lack of exposure to the communication services sector added value.

•
Regionally, security selection in Developed Europe & Middle East detracted most from relative return, while security selection in Emerging Markets contributed. An underweight allocation to Developed Asia detracted from relative performance but was offset by the Fund’s exposure to Canada.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle International Equity Fund	PAGE 1	TSR-AR-04045F378

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2023)
Class A (without sales charge)	13.86	10.02
Class A (with sales charge)	9.05	7.94
MSCI AC WORLD INDEX ex USA Net (USD)	24.91	15.55
MSCI EAFE Net (USD)	21.27	13.93
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$577,399,742
Number of Holdings	40
Net Advisory Fee	$3,412,164
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Cameco Corp.	4.9%
Credicorp Ltd.	4.5%
Brookfield Corp.	4.2%
Safran SA	4.1%
Erste Group Bank AG	4.0%
DBS Group Holdings Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.7%
Roche Holding AG	3.5%
Pan Pacific International Holdings Corp.	3.4%
Sony Group Corp.	3.2%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	16.7%
United Kingdom	12.2%
France	10.5%
Canada	9.0%
Switzerland	6.4%
Germany	6.2%
Hong Kong	4.7%
Peru	4.5%
Cash	1.9%
Other	27.9%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Aristotle International Equity Fund	PAGE 2	TSR-AR-04045F378

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Large-Capitalization Companies Risk, Small-Capitalization Companies Risk, Mid-Capitalization Companies Risk, ETF Risk, Liquidity Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 3	TSR-AR-04045F378

Aristotle International Equity Fund
Class I | ARIFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the MSCI EAFE Index (net), and the MSCI ACWI ex USA Index (net), respectively. The Fund invests at least 80% of its assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States.

•
The performance explanation is provided relative to the primary benchmark, the MSCI EAFE Index (net). The underperformance of the Fund relative to the MSCI EAFE Index (net) over the 1-year period came from both security and sector allocation.

•
Security selection in the industrials and information technology sectors detracted the most from relative performance. On the other hand, security selection in the energy and financials sectors contributed the most. MonotaRO, Nemetschek and Accenture detracted most from relative returns. Meanwhile, Cameco, Samsung Electronics and Credicorp were the top contributors to relative performance for the year.

•
Certain large benchmark constituents not owned by the Fund, notably ASML, benefited from strong demand for advanced semiconductor equipment driven by continued investment in artificial intelligence infrastructure. As a key supplier to leading-edge chip manufacturers, ASML’s performance reflected its critical role in the semiconductor value chain, and the Fund’s lack of exposure to the company represented a headwind to relative results.

•
From a sector allocation standpoint, an overweight position in the consumer discretionary sector and a lack of exposure to the utilities sector detracted from relative performance. An overweight exposure to the energy sector and a lack of exposure to the communication services sector added value.

•
Regionally, security selection in Developed Europe & Middle East detracted most from relative return, while security selection in Emerging Markets contributed. An underweight allocation to Developed Asia detracted from relative performance but was offset by the Fund’s exposure to Canada.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle International Equity Fund	PAGE 1	TSR-AR-04045F410

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class I (without sales charge)	14.13	15.58
MSCI AC WORLD INDEX ex USA Net (USD)	24.91	20.37
MSCI EAFE Net (USD)	21.27	19.27
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$577,399,742
Number of Holdings	40
Net Advisory Fee	$3,412,164
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Cameco Corp.	4.9%
Credicorp Ltd.	4.5%
Brookfield Corp.	4.2%
Safran SA	4.1%
Erste Group Bank AG	4.0%
DBS Group Holdings Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.7%
Roche Holding AG	3.5%
Pan Pacific International Holdings Corp.	3.4%
Sony Group Corp.	3.2%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	16.7%
United Kingdom	12.2%
France	10.5%
Canada	9.0%
Switzerland	6.4%
Germany	6.2%
Hong Kong	4.7%
Peru	4.5%
Cash	1.9%
Other	27.9%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Large-Capitalization Companies Risk, Small-Capitalization Companies Risk, Mid-Capitalization Companies Risk, ETF Risk, Liquidity Risk and Securities Lending Risk were added.
Aristotle International Equity Fund	PAGE 2	TSR-AR-04045F410

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 3	TSR-AR-04045F410

Aristotle International Equity Fund
Class I-2 | AIFFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle International Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$85	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the MSCI EAFE Index (net), and the MSCI ACWI ex USA Index (net), respectively. The Fund invests at least 80% of its assets in publicly traded equity securities or depositary receipts of companies organized, headquartered, or doing a substantial amount of business outside of the United States.

•
The performance explanation is provided relative to the primary benchmark, the MSCI EAFE Index (net). The underperformance of the Fund relative to the MSCI EAFE Index (net) over the 1-year period came from both security and sector allocation.

•
Security selection in the industrials and information technology sectors detracted the most from relative performance. On the other hand, security selection in the energy and financials sectors contributed the most. MonotaRO, Nemetschek and Accenture detracted most from relative returns. Meanwhile, Cameco, Samsung Electronics and Credicorp were the top contributors to relative performance for the year.

•
Certain large benchmark constituents not owned by the Fund, notably ASML, benefited from strong demand for advanced semiconductor equipment driven by continued investment in artificial intelligence infrastructure. As a key supplier to leading-edge chip manufacturers, ASML’s performance reflected its critical role in the semiconductor value chain, and the Fund’s lack of exposure to the company represented a headwind to relative results.

•
From a sector allocation standpoint, an overweight position in the consumer discretionary sector and a lack of exposure to the utilities sector detracted from relative performance. An overweight exposure to the energy sector and a lack of exposure to the communication services sector added value.

•
Regionally, security selection in Developed Europe & Middle East detracted most from relative return, while security selection in Emerging Markets contributed. An underweight allocation to Developed Asia detracted from relative performance but was offset by the Fund’s exposure to Canada.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle International Equity Fund	PAGE 1	TSR-AR-04045F360

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	14.15	5.52	7.44
MSCI AC WORLD INDEX ex USA Net (USD)	24.91	7.02	8.38
MSCI EAFE Net (USD)	21.27	7.91	8.38
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$577,399,742
Number of Holdings	40
Net Advisory Fee	$3,412,164
Portfolio Turnover Rate	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Cameco Corp.	4.9%
Credicorp Ltd.	4.5%
Brookfield Corp.	4.2%
Safran SA	4.1%
Erste Group Bank AG	4.0%
DBS Group Holdings Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.7%
Roche Holding AG	3.5%
Pan Pacific International Holdings Corp.	3.4%
Sony Group Corp.	3.2%
Sector Breakdown (%)**

Top Ten Countries	(%)
Japan	16.7%
United Kingdom	12.2%
France	10.5%
Canada	9.0%
Switzerland	6.4%
Germany	6.2%
Hong Kong	4.7%
Peru	4.5%
Cash	1.9%
Other	27.9%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Large-Capitalization Companies Risk, Small-Capitalization Companies Risk, Mid-Capitalization Companies Risk, ETF Risk, Liquidity Risk and Securities Lending Risk were added.
Aristotle International Equity Fund	PAGE 2	TSR-AR-04045F360

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may invest in exchange traded funds and may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle International Equity Fund	PAGE 3	TSR-AR-04045F360

Aristotle Pacific EXclusive Fund Series H
APXHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Pacific EXclusive Fund Series H for the period of June 23, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aristotle Pacific EXclusive Fund Series H	$2	0.03%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized. If bank loan transaction costs had been excuded, the expense ratio would have been lowered by 0.03%.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
Since its inception on June 23, 2025, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund primarily invests in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments.

•
The Fund’s  underperformance is, in part, attributable to a lack of exposure to lower-quality distressed credits that benefited during portions of the period. The Fund did benefit from a supportive rate environment as well as generally compressed credit spreads.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CUMULATIVE TOTAL RETURN (%)

Since Inception (06/23/2025)
Aristotle Pacific EXclusive Fund Series H (without sales charge)	2.66
Bloomberg US Aggregate Bond Index	3.93
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Aristotle Pacific EXclusive Fund Series H	PAGE 1	TSR-AR-04045F246

KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$5,252,115
Number of Holdings	56
Net Advisory Fee	$0
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Banco Mercantil del Norte SA/Grand Cayman	3.8%
TK Elevator US Newco, Inc.	3.8%
Colossus Acquireco LLC	3.8%
USI, Inc.	3.8%
Indicor LLC	3.8%
CoreLogic, Inc.	3.6%
TransDigm, Inc.	3.4%
Burford Capital Global Finance LLC	3.2%
Avolon TLB Borrower 1 US LLC	2.8%
Quikrete Holdings, Inc.	2.8%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Pacific EXclusive Fund Series H	PAGE 2	TSR-AR-04045F246

Aristotle Pacific EXclusive Fund Series I
APXIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Pacific EXclusive Fund Series I for the period of June 23, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Aristotle Pacific EXclusive Fund Series I	$0	0.00%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
Since its inception on June 23, 2025, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund primarily invests in a broad range of investment grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government or its related agencies, debt securities issued by states or local governments and their agencies, authorities and other instrumentalities, U.S. dollar-denominated debt securities issued by developed foreign governments and corporations and floating and variable rate debt instruments; structured notes, including hybrid or “indexed” securities and event-linked bonds; delayed funding loans and revolving credit facilities; bank certificates of deposit; fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements.

•
Investment grade bonds were not immune to the risk-off environment and generated largely negative returns recently, with performance favoring short  maturities and higher-rated bonds within the universe.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Pacific EXclusive Fund Series I	PAGE 1	TSR-AR-04045F238

CUMULATIVE TOTAL RETURN (%)

Since Inception (06/23/2025)
Aristotle Pacific EXclusive Fund Series I (without sales charge)	3.81
Bloomberg US Aggregate Bond Index	3.93
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,551,644
Number of Holdings	43
Net Advisory Fee	$0
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Elmwood CLO Ltd.	7.0%
BRAVO Residential Funding Trust, Series 2024-NQM3	4.4%
Angel Oak Mortgage Trust LLC, Series 2025-7	3.8%
Upstart Securitization Trust	3.7%
BRAVO Residential Funding Trust, Series 2025-NQM6	3.3%
Angel Oak Mortgage Trust LLC, Series 2025-4	3.2%
Northwestern Mutual Life Insurance Co.	2.9%
JPMorgan Chase & Co.	2.9%
Bank of America Corp.	2.9%
ROCK Trust 2024-CNTR	2.9%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Pacific EXclusive Fund Series I	PAGE 2	TSR-AR-04045F238

Aristotle Portfolio Optimization Aggressive Growth Fund
Class A | POEAX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. short-term bond.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark is 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-AR-04045F840

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	18.27	6.58	9.75
Class A (with sales charge)	11.74	5.38	9.13
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark	18.16	10.50	12.11
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$272,119,049
Number of Holdings	21
Net Advisory Fee	$553,358
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	10.0%
Aristotle International Equity Fund	9.0%
iShares Russell 2000 Value ETF	8.9%
iShares Russell Mid-Cap Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.0%
iShares Russell 2000 Growth ETF	6.0%
iShares Core MSCI Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	3.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-AR-04045F840

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Debt Securities Risk, Liquidiy Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk, Healthcare Sector Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 3	TSR-AR-04045F840

Aristotle Portfolio Optimization Aggressive Growth Fund
Class C | POCEX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. short-term bond.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark is 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-AR-04045F832

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	17.32	5.78	8.94
Class C (with sales charge)	16.32	5.78	8.94
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark	18.16	10.50	12.11
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$272,119,049
Number of Holdings	21
Net Advisory Fee	$553,358
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	10.0%
Aristotle International Equity Fund	9.0%
iShares Russell 2000 Value ETF	8.9%
iShares Russell Mid-Cap Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.0%
iShares Russell 2000 Growth ETF	6.0%
iShares Core MSCI Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	3.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-AR-04045F832

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Debt Securities Risk, Liquidiy Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk, Healthcare Sector Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 3	TSR-AR-04045F832

Aristotle Portfolio Optimization Aggressive Growth Fund
Class I-2 | POEDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Aggressive Growth Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$49	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. short-term bond.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark is 69% S&P 500, 26% MSCI EAFE, and 5% Bloomberg US Aggregate Bond Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 1	TSR-AR-04045F824

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	18.60	6.85	10.03
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Aggressive Growth Composite Benchmark	18.16	10.50	12.11
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$272,119,049
Number of Holdings	21
Net Advisory Fee	$553,358
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	21.0%
Aristotle Growth Equity Fund	14.0%
iShares Russell 1000 Value ETF	10.0%
Aristotle International Equity Fund	9.0%
iShares Russell 2000 Value ETF	8.9%
iShares Russell Mid-Cap Value ETF	7.0%
iShares Russell Mid-Cap Growth ETF	6.0%
iShares Russell 2000 Growth ETF	6.0%
iShares Core MSCI Emerging Markets ETF	3.6%
Aristotle High Yield Bond Fund	3.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 2	TSR-AR-04045F824

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Debt Securities Risk, Liquidiy Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk, Healthcare Sector Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Aggressive Growth Fund	PAGE 3	TSR-AR-04045F824

Aristotle Portfolio Optimization Conservative Fund
Class A | POAAX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund  outperformed the Aristotle Portfolio Optimization Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.

•
Top contributors from asset allocation came from an overweight to U.S. large-cap growth and U.S. mid-cap growth equity, while detractors came from the underweight to U.S. small-cap growth and international large-cap growth equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth equity and U.S. core bond, while top detractors came from international large-cap value equity and U.S. high yield bond.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Conservative Composite Benchmark is 71% Bloomberg US Aggregate Bond, 17% S&P 500, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-AR-04045F105

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	7.92	2.24	4.09
Class A (with sales charge)	1.94	1.09	3.50
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Conservative Composite Benchmark	7.42	2.96	4.28
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$117,932,894
Number of Holdings	20
Net Advisory Fee	$248,416
Portfolio Turnover Rate	56%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	32.9%
Aristotle Core Income Fund	14.1%
Aristotle High Yield Bond Fund	10.4%
Aristotle Short Duration Income Fund	9.0%
Aristotle Core Equity Fund	6.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
Aristotle Growth Equity Fund	3.4%
iShares Russell 1000 Value ETF	3.3%
iShares TIPS Bond ETF	2.5%
iShares Russell Mid-Cap Value ETF	2.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-AR-04045F105

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Warrants and Rights Risk, Information Technology Sector Risk, Industry Concentration Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 3	TSR-AR-04045F105

Aristotle Portfolio Optimization Conservative Fund
Class C | POACX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.

•
Top contributors from asset allocation came from an overweight to U.S. large-cap growth and U.S. mid-cap growth equity, while detractors came from the underweight to U.S. small-cap growth and international large-cap growth equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth equity and U.S. core bond, while top detractors came from international large-cap value equity and U.S. high yield bond.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Conservative Composite Benchmark is 71% Bloomberg US Aggregate Bond, 17% S&P 500, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-AR-04045F204

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	7.12	1.47	3.30
Class C (with sales charge)	6.12	1.47	3.30
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Conservative Composite Benchmark	7.42	2.96	4.28
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$117,932,894
Number of Holdings	20
Net Advisory Fee	$248,416
Portfolio Turnover Rate	56%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	32.9%
Aristotle Core Income Fund	14.1%
Aristotle High Yield Bond Fund	10.4%
Aristotle Short Duration Income Fund	9.0%
Aristotle Core Equity Fund	6.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
Aristotle Growth Equity Fund	3.4%
iShares Russell 1000 Value ETF	3.3%
iShares TIPS Bond ETF	2.5%
iShares Russell Mid-Cap Value ETF	2.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-AR-04045F204

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Warrants and Rights Risk, Information Technology Sector Risk, Industry Concentration Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 3	TSR-AR-04045F204

Aristotle Portfolio Optimization Conservative Fund
Class I-2 | PLCDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Conservative Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$47	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund  outperformed the Aristotle Portfolio Optimization Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.

•
Top contributors from asset allocation came from an overweight to U.S. large-cap growth and U.S. mid-cap growth equity, while detractors came from the underweight to U.S. small-cap growth and international large-cap growth equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth equity and U.S. core bond, while top detractors came from international large-cap value equity and U.S. high yield bond.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Conservative Composite Benchmark is 71% Bloomberg US Aggregate Bond, 17% S&P 500, 7% ICE BofA U.S. 3-Month T-Bill, and 5% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Conservative Fund	PAGE 1	TSR-AR-04045F303

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	8.05	2.48	4.34
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Conservative Composite Benchmark	7.42	2.96	4.28
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$117,932,894
Number of Holdings	20
Net Advisory Fee	$248,416
Portfolio Turnover Rate	56%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	32.9%
Aristotle Core Income Fund	14.1%
Aristotle High Yield Bond Fund	10.4%
Aristotle Short Duration Income Fund	9.0%
Aristotle Core Equity Fund	6.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0%
Aristotle Growth Equity Fund	3.4%
iShares Russell 1000 Value ETF	3.3%
iShares TIPS Bond ETF	2.5%
iShares Russell Mid-Cap Value ETF	2.0%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Portfolio Optimization Conservative Fund	PAGE 2	TSR-AR-04045F303

In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Warrants and Rights Risk, Information Technology Sector Risk, Industry Concentration Risk and Securities Lending Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Conservative Fund	PAGE 3	TSR-AR-04045F303

Aristotle Portfolio Optimization Growth Fund
Class A | PODAX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to  U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. high yield bond.

•
Top contributors within manager research came from an  outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Growth Composite Benchmark is 58% S&P 500, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-AR-04045F873

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.52	5.64	8.44
Class A (with sales charge)	9.16	4.46	7.83
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Growth Composite Benchmark	15.40	8.67	10.31
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$615,972,448
Number of Holdings	21
Net Advisory Fee	$1,271,874
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
Aristotle Growth Equity Fund	12.9%
iShares Russell 1000 Value ETF	11.3%
Aristotle Core Bond Fund	7.9%
iShares Russell 2000 Value ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle International Equity Fund	5.0%
iShares Russell Mid-Cap Growth ETF	5.0%
Aristotle Short Duration Income Fund	5.0%
iShares Russell 2000 Growth ETF	4.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-AR-04045F873

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk and Geographic Risk Related to Europe were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 3	TSR-AR-04045F873

Aristotle Portfolio Optimization Growth Fund
Class C | PODCX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to  U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. high yield bond.

•
Top contributors within manager research came from an  outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Growth Composite Benchmark is 58% S&P 500, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-AR-04045F865

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	14.65	4.86	7.64
Class C (with sales charge)	13.65	4.86	7.64
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Growth Composite Benchmark	15.40	8.67	10.31
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$615,972,448
Number of Holdings	21
Net Advisory Fee	$1,271,874
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
Aristotle Growth Equity Fund	12.9%
iShares Russell 1000 Value ETF	11.3%
Aristotle Core Bond Fund	7.9%
iShares Russell 2000 Value ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle International Equity Fund	5.0%
iShares Russell Mid-Cap Growth ETF	5.0%
Aristotle Short Duration Income Fund	5.0%
iShares Russell 2000 Growth ETF	4.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-AR-04045F865

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk and Geographic Risk Related to Europe were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 3	TSR-AR-04045F865

Aristotle Portfolio Optimization Growth Fund
Class I-2 | PMADX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Growth Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$49	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Growth Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity and slightly underweight to international equity and fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to  U.S. core bond, while top detractors came from the underweight to U.S. small-cap growth equity and overweight to U.S. high yield bond.

•
Top contributors within manager research came from an  outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Growth Composite Benchmark is 58% S&P 500, 23% Bloomberg US Aggregate Bond, and 19% MSCI EAFE Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Growth Fund	PAGE 1	TSR-AR-04045F857

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	15.85	5.91	8.71
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Growth Composite Benchmark	15.40	8.67	10.31
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$615,972,448
Number of Holdings	21
Net Advisory Fee	$1,271,874
Portfolio Turnover Rate	41%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	19.3%
Aristotle Growth Equity Fund	12.9%
iShares Russell 1000 Value ETF	11.3%
Aristotle Core Bond Fund	7.9%
iShares Russell 2000 Value ETF	6.5%
iShares Russell Mid-Cap Value ETF	6.0%
Aristotle International Equity Fund	5.0%
iShares Russell Mid-Cap Growth ETF	5.0%
Aristotle Short Duration Income Fund	5.0%
iShares Russell 2000 Growth ETF	4.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Growth Fund	PAGE 2	TSR-AR-04045F857

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk and Geographic Risk Related to Europe were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Growth Fund	PAGE 3	TSR-AR-04045F857

Aristotle Portfolio Optimization Moderate Conservative Fund
Class A | POBAX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value and international blend equity, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark is 55% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 5% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-AR-04045F402

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	10.13	3.20	5.38
Class A (with sales charge)	4.08	2.04	4.79
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark	10.02	4.84	6.26
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$178,691,535
Number of Holdings	21
Net Advisory Fee	$376,045
Portfolio Turnover Rate	56%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	25.1%
Aristotle Core Equity Fund	13.3%
Aristotle Core Income Fund	10.8%
Aristotle High Yield Bond Fund	8.4%
Aristotle Short Duration Income Fund	7.0%
iShares Russell 1000 Value ETF	6.8%
Aristotle Growth Equity Fund	5.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.0%
iShares Russell Mid-Cap Value ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-AR-04045F402

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Preferred Stock Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Growth Companies Risk and Geographic Focus Risk were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 3	TSR-AR-04045F402

Aristotle Portfolio Optimization Moderate Conservative Fund
Class C | POBCX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value and international blend equity, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark is 55% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 5% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-AR-04045F501

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	9.36	2.43	4.60
Class C (with sales charge)	8.36	2.43	4.60
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark	10.02	4.84	6.26
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$178,691,535
Number of Holdings	21
Net Advisory Fee	$376,045
Portfolio Turnover Rate	56%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	25.1%
Aristotle Core Equity Fund	13.3%
Aristotle Core Income Fund	10.8%
Aristotle High Yield Bond Fund	8.4%
Aristotle Short Duration Income Fund	7.0%
iShares Russell 1000 Value ETF	6.8%
Aristotle Growth Equity Fund	5.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.0%
iShares Russell Mid-Cap Value ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-AR-04045F501

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Preferred Stock Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Growth Companies Risk and Geographic Focus Risk were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 3	TSR-AR-04045F501

Aristotle Portfolio Optimization Moderate Conservative Fund
Class I-2 | PMCDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Conservative Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$47	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed the Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value and international blend equity, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark is 55% Bloomberg US Aggregate Bond, 30% S&P 500, 10% MSCI EAFE, and 5% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 1	TSR-AR-04045F600

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	10.54	3.47	5.65
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Conservative Composite Benchmark	10.02	4.84	6.26
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$178,691,535
Number of Holdings	21
Net Advisory Fee	$376,045
Portfolio Turnover Rate	56%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Bond Fund	25.1%
Aristotle Core Equity Fund	13.3%
Aristotle Core Income Fund	10.8%
Aristotle High Yield Bond Fund	8.4%
Aristotle Short Duration Income Fund	7.0%
iShares Russell 1000 Value ETF	6.8%
Aristotle Growth Equity Fund	5.9%
Aristotle International Equity Fund	4.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.0%
iShares Russell Mid-Cap Value ETF	2.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 2	TSR-AR-04045F600

In the Fund’s Principal Risks from Holdings in Underlying Funds, Small-Capitalization Companies Risk, Preferred Stock Risk, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Growth Companies Risk and Geographic Focus Risk were removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Conservative Fund	PAGE 3	TSR-AR-04045F600

Aristotle Portfolio Optimization Moderate Fund
Class A | POCAX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Moderate Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Composite Benchmark is 45% S&P 500, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 2% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-AR-04045F709

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.64	4.47	7.10
Class A (with sales charge)	6.47	3.29	6.49
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Composite Benchmark	12.92	6.90	8.45
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$640,959,509
Number of Holdings	21
Net Advisory Fee	$1,351,444
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Bond Fund	17.0%
Aristotle Growth Equity Fund	13.2%
iShares Russell 1000 Value ETF	9.2%
Aristotle Core Income Fund	7.5%
Aristotle Short Duration Income Fund	7.0%
iShares Russell Mid-Cap Value ETF	4.0%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Growth ETF	4.0%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-AR-04045F709

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 3	TSR-AR-04045F709

Aristotle Portfolio Optimization Moderate Fund
Class C | POMCX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed the Aristotle Portfolio Optimization Moderate Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Composite Benchmark is 45% S&P 500, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 2% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-AR-04045F808

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	11.80	3.70	6.31
Class C (with sales charge)	10.80	3.70	6.31
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Composite Benchmark	12.92	6.90	8.45
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$640,959,509
Number of Holdings	21
Net Advisory Fee	$1,351,444
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Bond Fund	17.0%
Aristotle Growth Equity Fund	13.2%
iShares Russell 1000 Value ETF	9.2%
Aristotle Core Income Fund	7.5%
Aristotle Short Duration Income Fund	7.0%
iShares Russell Mid-Cap Value ETF	4.0%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Growth ETF	4.0%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-AR-04045F808

Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 3	TSR-AR-04045F808

Aristotle Portfolio Optimization Moderate Fund
Class I-2 | POMDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Portfolio Optimization Moderate Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$48	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund marginally outperformed the Aristotle Portfolio Optimization Moderate Composite Benchmark[1]. The Fund is a “fund of funds” that seeks to achieve its investment goal by investing in a combination of underlying funds, including funds that are actively managed by an affiliate of the investment adviser and unaffiliated ETFs, including passively managed funds that seek to track the performance of a benchmark index.

•	For the 12-month period ending March 31, 2026, both equity and fixed income markets ended in positive territory.

•	Equities delivered double-digit positive returns despite sharp pullbacks in April 2025 amidst tariff worries, and in March 2026 due to the Iran war and energy price shock.

•	Both developed and emerging market international equities outperformed the U.S. over the period.

•	Fixed income had a strong 2025 but gave back some of the gains as interest rates rose in March 2026. Credit spreads remained near historically tight levels.

•	The Fund was positioned to be overweight U.S. equity, slightly overweight to international equity, and slightly underweight to fixed income.

•
Top contributors from asset allocation came from an overweight to international large-cap value equity and an underweight to U.S. core bond, while detractors came from the underweight to U.S. small-cap growth and emerging market equity.

•
Top contributors within manager research came from an outperformance by U.S. large-cap growth and U.S. large-cap value equity, while top detractors came from international large-cap value and growth equity.

1	The composite benchmarks for the Portfolio Optimization Funds show the performance of a combination of three or more broad-based market indices that represent fixed income, domestic equity, international equity and cash asset class categories in weights that are fixed and specific to each Fund. The composition of each Fund’s composite benchmark is shown below. Results include the reinvestment of all distributions. Aristotle Portfolio Optimization Moderate Composite Benchmark is 45% S&P 500, 38% Bloomberg US Aggregate Bond, 15% MSCI EAFE, and 2% ICE BofA U.S. 3-Month T-Bill Indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Portfolio Optimization Moderate Fund	PAGE 1	TSR-AR-04045F881

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	12.94	4.75	7.37
S&P 500 TR	17.80	12.06	14.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Aristotle Portfolio Optimization Moderate Composite Benchmark	12.92	6.90	8.45
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$640,959,509
Number of Holdings	21
Net Advisory Fee	$1,351,444
Portfolio Turnover Rate	47%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Aristotle Core Equity Fund	17.7%
Aristotle Core Bond Fund	17.0%
Aristotle Growth Equity Fund	13.2%
iShares Russell 1000 Value ETF	9.2%
Aristotle Core Income Fund	7.5%
Aristotle Short Duration Income Fund	7.0%
iShares Russell Mid-Cap Value ETF	4.0%
Aristotle International Equity Fund	4.0%
iShares Russell Mid-Cap Growth ETF	4.0%
Aristotle High Yield Bond Fund	3.5%
Security Type Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Portfolio Optimization Moderate Fund	PAGE 2	TSR-AR-04045F881

In the Fund’s Principal Risks from Holdings in Underlying Funds, Financial Sector Risk, Industrials Sector Risk, Industry Concentration Risk and Securities Lending Risk were added and Geographic Focus Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 29, 2025, Howard T. Hirakawa was no longer a portfolio manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Portfolio Optimization Moderate Fund	PAGE 3	TSR-AR-04045F881

Aristotle Short Duration Income Fund
Class A | PLADX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, BBB rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
The Fund’s duration was marginally increased over the year seeking to capture additional yield compensation. On a year-over-year basis, we increased shorter duration investment grade rated corporate bond and asset backed exposures while reducing floating rate loan and government bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Short Duration Income Fund	PAGE 1	TSR-AR-04045F774

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	3.98	2.78	2.71
Class A (with sales charge)	0.83	2.15	2.39
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year US Government/Credit	3.96	2.04	2.02
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$999,441,552
Number of Holdings	320
Net Advisory Fee	$2,461,294
Portfolio Turnover Rate	86%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	10.7%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.7%
Santander Consumer USA Holdings, Inc.	1.5%
Navient Student Loan Trust	1.1%
UBS AG	1.1%
Magnetite CLO Ltd.	1.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 2	TSR-AR-04045F774

Aristotle Short Duration Income Fund
Class C | PLCSX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, BBB rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
The Fund’s duration was marginally increased over the year seeking to capture additional yield compensation. On a year-over-year basis, we increased shorter duration investment grade rated corporate bond and asset backed exposures while reducing floating rate loan and government bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Short Duration Income Fund	PAGE 1	TSR-AR-04045F766

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	3.31	2.02	1.95
Class C (with sales charge)	2.32	2.02	1.95
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year US Government/Credit	3.96	2.04	2.02
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$999,441,552
Number of Holdings	320
Net Advisory Fee	$2,461,294
Portfolio Turnover Rate	86%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	10.7%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.7%
Santander Consumer USA Holdings, Inc.	1.5%
Navient Student Loan Trust	1.1%
UBS AG	1.1%
Magnetite CLO Ltd.	1.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 2	TSR-AR-04045F766

Aristotle Short Duration Income Fund
Class H | PLDHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of December 5, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class H	$13	0.40%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
Since its inception on December 5, 2025, the Fund underperformed its performance benchmark, the Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, BBB rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
The Fund’s duration was marginally increased over the year seeking to capture additional yield compensation. On a year-over-year basis, we increased shorter duration investment grade rated corporate bond and asset backed exposures while reducing floating rate loan and government bond exposure.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Short Duration Income Fund	PAGE 1	TSR-AR-04045F196

CUMULATIVE TOTAL RETURN (%)

Since Inception (12/05/2025)
Class H (without sales charge)	0.54
Bloomberg US Aggregate Bond Index	0.29
Bloomberg 1-3 Year US Government/Credit	0.70
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$999,441,552
Number of Holdings	320
Net Advisory Fee	$2,461,294
Portfolio Turnover Rate	86%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	10.7%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.7%
Santander Consumer USA Holdings, Inc.	1.5%
Navient Student Loan Trust	1.1%
UBS AG	1.1%
Magnetite CLO Ltd.	1.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 2	TSR-AR-04045F196

Aristotle Short Duration Income Fund
Class I | PLSDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, BBB rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
The Fund’s duration was marginally increased over the year seeking to capture additional yield compensation. On a year-over-year basis, we increased shorter duration investment grade rated corporate bond and asset backed exposures while reducing floating rate loan and government bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Short Duration Income Fund	PAGE 1	TSR-AR-04045F758

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.47	3.11	3.00
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year US Government/Credit	3.96	2.04	2.02
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$999,441,552
Number of Holdings	320
Net Advisory Fee	$2,461,294
Portfolio Turnover Rate	86%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	10.7%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.7%
Santander Consumer USA Holdings, Inc.	1.5%
Navient Student Loan Trust	1.1%
UBS AG	1.1%
Magnetite CLO Ltd.	1.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 2	TSR-AR-04045F758

Aristotle Short Duration Income Fund
Class I-2 | PLDSX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Short Duration Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$50	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg 1-3 Year US Government/Credit Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, BBB rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
The Fund’s duration was marginally increased over the year seeking to capture additional yield compensation. On a year-over-year basis, we increased shorter duration investment grade rated corporate bond and asset backed exposures while reducing floating rate loan and government bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Short Duration Income Fund	PAGE 1	TSR-AR-04045F741

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	4.36	3.03	2.97
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year US Government/Credit	3.96	2.04	2.02
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$999,441,552
Number of Holdings	320
Net Advisory Fee	$2,461,294
Portfolio Turnover Rate	86%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	10.7%
JPMorgan Chase & Co.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
Goldman Sachs Group, Inc.	1.7%
Santander Consumer USA Holdings, Inc.	1.5%
Navient Student Loan Trust	1.1%
UBS AG	1.1%
Magnetite CLO Ltd.	1.0%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk and Underlying Fund Risk were added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Short Duration Income Fund	PAGE 2	TSR-AR-04045F741

Aristotle Small Cap Equity Fund
Class A | ARABX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in communication services and utilities contributed.

•
On a relative basis, Advanced Energy Industries, Dycom Industries and an out-of-benchmark position in MACOM Technology Solutions were the largest contributors. In contrast, the largest detractors were Merit Medical Systems, ACI Worldwide, and an out-of-benchmark position in Chemed.

•
From a sector allocation standpoint, overweight allocations to industrials and information technology both added value, while an underweight position in energy and an overweight allocation in consumer staples detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-AR-04045F485

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class A (without sales charge)	10.13	10.46
Class A (with sales charge)	5.43	8.52
Russell 3000 Total Return	18.09	20.90
Russell 2000 Total Return Index	25.72	19.19
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$114,506,909
Number of Holdings	99
Net Advisory Fee	$879,160
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
HA Sustainable Infrastructure Capital, Inc.	2.3%
AerCap Holdings NV	2.2%
HealthEquity, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Alamos Gold, Inc.	1.9%
Littelfuse, Inc.	1.8%
Mercury Systems, Inc.	1.7%
ACI Worldwide, Inc.	1.7%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-AR-04045F485

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 3	TSR-AR-04045F485

Aristotle Small Cap Equity Fund
Class C | AISBX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in communication services and utilities contributed.

•
On a relative basis, Advanced Energy Industries, Dycom Industries and an out-of-benchmark position in MACOM Technology Solutions were the largest contributors. In contrast, the largest detractors were Merit Medical Systems, ACI Worldwide, and an out-of-benchmark position in Chemed.

•
From a sector allocation standpoint, overweight allocations to industrials and information technology both added value, while an underweight position in energy and an overweight allocation in consumer staples detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-AR-04045F477

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class C (without sales charge)	9.20	9.60
Class C (with sales charge)	8.20	9.60
Russell 3000 Total Return	18.09	20.90
Russell 2000 Total Return Index	25.72	19.19
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$114,506,909
Number of Holdings	99
Net Advisory Fee	$879,160
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
HA Sustainable Infrastructure Capital, Inc.	2.3%
AerCap Holdings NV	2.2%
HealthEquity, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Alamos Gold, Inc.	1.9%
Littelfuse, Inc.	1.8%
Mercury Systems, Inc.	1.7%
ACI Worldwide, Inc.	1.7%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-AR-04045F477

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 3	TSR-AR-04045F477

Aristotle Small Cap Equity Fund
Class I | ARIBX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in communication services and utilities contributed.

•
On a relative basis, Advanced Energy Industries, Dycom Industries and an out-of-benchmark position in MACOM Technology Solutions were the largest contributors. In contrast, the largest detractors were Merit Medical Systems, ACI Worldwide, and an out-of-benchmark position in Chemed.

•
From a sector allocation standpoint, overweight allocations to industrials and information technology both added value, while an underweight position in energy and an overweight allocation in consumer staples detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-AR-04045F469

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/16/2024)
Class I (without sales charge)	10.43	6.88
Russell 3000 Total Return	18.09	16.47
Russell 2000 Total Return Index	25.72	13.99
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$114,506,909
Number of Holdings	99
Net Advisory Fee	$879,160
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
HA Sustainable Infrastructure Capital, Inc.	2.3%
AerCap Holdings NV	2.2%
HealthEquity, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Alamos Gold, Inc.	1.9%
Littelfuse, Inc.	1.8%
Mercury Systems, Inc.	1.7%
ACI Worldwide, Inc.	1.7%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-AR-04045F469

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 3	TSR-AR-04045F469

Aristotle Small Cap Equity Fund
Class I-2 | AIBBX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$95	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in communication services and utilities contributed.

•
On a relative basis, Advanced Energy Industries, Dycom Industries and an out-of-benchmark position in MACOM Technology Solutions were the largest contributors. In contrast, the largest detractors were Merit Medical Systems, ACI Worldwide, and an out-of-benchmark position in Chemed.

•
From a sector allocation standpoint, overweight allocations to industrials and information technology both added value, while an underweight position in energy and an overweight allocation in consumer staples detracted from relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-AR-04045F337

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	10.32	2.48	7.61
Russell 3000 Total Return	18.09	10.87	13.72
Russell 2000 Total Return Index	25.72	3.77	9.88
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$114,506,909
Number of Holdings	99
Net Advisory Fee	$879,160
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
HA Sustainable Infrastructure Capital, Inc.	2.3%
AerCap Holdings NV	2.2%
HealthEquity, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Alamos Gold, Inc.	1.9%
Littelfuse, Inc.	1.8%
Mercury Systems, Inc.	1.7%
ACI Worldwide, Inc.	1.7%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-AR-04045F337

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 3	TSR-AR-04045F337

Aristotle Small Cap Equity Fund
Class R6 | ARRBX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Small Cap Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2000 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization companies.

•
U.S. small cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in communication services and utilities contributed.

•
On a relative basis, Advanced Energy Industries, Dycom Industries and an out-of-benchmark position in MACOM Technology Solutions were the largest contributors. In contrast, the largest detractors were Merit Medical Systems, ACI Worldwide, and an out-of-benchmark position in Chemed.

•
From a sector allocation standpoint, overweight allocations to industrials and information technology both added value, while an underweight position in energy and an overweight allocation in consumer staples detracted from relative performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small Cap Equity Fund	PAGE 1	TSR-AR-04045F451

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2023)
Class R6 (without sales charge)	10.40	10.83
Russell 3000 Total Return	18.09	20.90
Russell 2000 Total Return Index	25.72	19.19
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$114,506,909
Number of Holdings	99
Net Advisory Fee	$879,160
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
HA Sustainable Infrastructure Capital, Inc.	2.3%
AerCap Holdings NV	2.2%
HealthEquity, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Alamos Gold, Inc.	1.9%
Littelfuse, Inc.	1.8%
Mercury Systems, Inc.	1.7%
ACI Worldwide, Inc.	1.7%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Small Cap Equity Fund	PAGE 2	TSR-AR-04045F451

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small Cap Equity Fund	PAGE 3	TSR-AR-04045F451

Aristotle Small/Mid Cap Equity Fund
Class A | ARAHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.16%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in information technology and communication services contributed.

•
On a relative basis, Ciena, Advanced Energy Industries, and Dycom Industries were the largest contributors. In contrast, the largest detractors were not owning SanDisk alongside owning Merit Medical Systems and Chemed.

•
From a sector allocation standpoint, an overweight allocation to information technology and an underweight position in real estate positively contributed, while an overweight allocation to energy and an underweight position to utilities detracted from relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-AR-04045F535

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.46	1.99	7.22
Class A (with sales charge)	8.60	1.10	6.76
Russell 3000 Total Return	18.09	10.87	13.72
Russell 2500 Total Return	23.45	5.48	10.58
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,852,691
Number of Holdings	101
Net Advisory Fee	$175,860
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
Alamos Gold, Inc.	2.7%
Permian Resources Corp.	2.4%
HA Sustainable Infrastructure Capital, Inc.	2.3%
Range Resources Corp.	2.2%
AerCap Holdings NV	2.0%
BankUnited, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
HealthEquity, Inc.	1.8%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-AR-04045F535

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 3	TSR-AR-04045F535

Aristotle Small/Mid Cap Equity Fund
Class C | AISHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in information technology and communication services contributed.

•
On a relative basis, Ciena, Advanced Energy Industries, and Dycom Industries were the largest contributors. In contrast, the largest detractors were not owning SanDisk alongside owning Merit Medical Systems and Chemed.

•
From a sector allocation standpoint, an overweight allocation to information technology and an underweight position in real estate positively contributed, while an overweight allocation to energy and an underweight position to utilities detracted from relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-AR-04045F527

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	12.42	1.20	6.41
Class C (with sales charge)	11.51	1.20	6.41
Russell 3000 Total Return	18.09	10.87	13.72
Russell 2500 Total Return	23.45	5.48	10.58
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,852,691
Number of Holdings	101
Net Advisory Fee	$175,860
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
Alamos Gold, Inc.	2.7%
Permian Resources Corp.	2.4%
HA Sustainable Infrastructure Capital, Inc.	2.3%
Range Resources Corp.	2.2%
AerCap Holdings NV	2.0%
BankUnited, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
HealthEquity, Inc.	1.8%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-AR-04045F527

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 3	TSR-AR-04045F527

Aristotle Small/Mid Cap Equity Fund
Class I | ARIHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in information technology and communication services contributed.

•
On a relative basis, Ciena, Advanced Energy Industries, and Dycom Industries were the largest contributors. In contrast, the largest detractors were not owning SanDisk alongside owning Merit Medical Systems and Chemed.

•
From a sector allocation standpoint, an overweight allocation to information technology and an underweight position in real estate positively contributed, while an overweight allocation to energy and an underweight position to utilities detracted from relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-AR-04045F519

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.73	2.31	7.56
Russell 3000 Total Return	18.09	10.87	13.72
Russell 2500 Total Return	23.45	5.48	10.58
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,852,691
Number of Holdings	101
Net Advisory Fee	$175,860
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
Alamos Gold, Inc.	2.7%
Permian Resources Corp.	2.4%
HA Sustainable Infrastructure Capital, Inc.	2.3%
Range Resources Corp.	2.2%
AerCap Holdings NV	2.0%
BankUnited, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
HealthEquity, Inc.	1.8%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-AR-04045F519

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 3	TSR-AR-04045F519

Aristotle Small/Mid Cap Equity Fund
Class I-2 | AIHHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Small/Mid Cap Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$97	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its performance benchmark, the Russell 2500 Index. The Fund invests at least 80% of its assets in equity securities of small-capitalization and mid-capitalization companies.

•
U.S. small cap and mid cap equities advanced over the past year, led by the Liberation Day rally from April through October of 2025, driven largely by optimism around artificial intelligence and expectations for further Federal Reserve rate easing. Ongoing uncertainty related to the administration’s trade policies, their implementation, the Iran conflict alongside broader geopolitical risks resulted in increased volatility throughout the year and weighed on market sentiment.

•
The majority of the Fund’s relative underperformance occurred during the Liberation Day rally, when the market rose 40%, driven largely by non-earning companies that increased over 80%, whereas the Fund’s focus on positive cash flow businesses, up approximately 34%, lagged in that environment. The underperformance was a function of what we did not own versus what we did own that hurt us.

•
Overall, security selection detracted while allocation was additive. Security selection within the healthcare—not owning biotechnology/pharmaceuticals accounted for half of the sector’s underperformance—and industrials sectors were the largest detractors to relative performance, while selections in information technology and communication services contributed.

•
On a relative basis, Ciena, Advanced Energy Industries, and Dycom Industries were the largest contributors. In contrast, the largest detractors were not owning SanDisk alongside owning Merit Medical Systems and Chemed.

•
From a sector allocation standpoint, an overweight allocation to information technology and an underweight position in real estate positively contributed, while an overweight allocation to energy and an underweight position to utilities detracted from relative performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Small/Mid Cap Equity Fund	PAGE 1	TSR-AR-04045F493

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	13.71	2.25	7.49
Russell 3000 Total Return	18.09	10.87	13.72
Russell 2500 Total Return	23.45	5.48	10.58
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$21,852,691
Number of Holdings	101
Net Advisory Fee	$175,860
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Advanced Energy Industries, Inc.	2.9%
MACOM Technology Solutions Holdings, Inc.	2.7%
Alamos Gold, Inc.	2.7%
Permian Resources Corp.	2.4%
HA Sustainable Infrastructure Capital, Inc.	2.3%
Range Resources Corp.	2.2%
AerCap Holdings NV	2.0%
BankUnited, Inc.	1.8%
FTAI Aviation Ltd.	1.8%
HealthEquity, Inc.	1.8%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Aristotle Small/Mid Cap Equity Fund	PAGE 2	TSR-AR-04045F493

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Small/Mid Cap Equity Fund	PAGE 3	TSR-AR-04045F493

Aristotle Strategic Income Fund
Class A | PLSTX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
The Fund benefited across the credit quality spectrum led by BBB and single B rated credit exposures. By asset class, investment grade corporate bonds, high yield bonds, and floating rate loans were most beneficial to performance. Non-US government (limited weighted exposure in the Fund) was a slight performance drag.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•
While the Fund increased its duration over the last twelve months but remains shorter duration than the benchmark’s duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced floating rate loan exposure while increasing exposure to investment grade bond, high yield bond, and government bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Strategic Income Fund	PAGE 1	TSR-AR-04045F667

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.53	2.98	4.83
Class A (with sales charge)	1.07	2.09	4.37
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,217,662,209
Number of Holdings	494
Net Advisory Fee	$20,079,060
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.3%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.6%
Energy Transfer LP	1.6%
Bank of America Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.4%
Oracle Corp.	1.4%
Morgan Stanley	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 2	TSR-AR-04045F667

Aristotle Strategic Income Fund
Class C | PLCNX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
The Fund benefited across the credit quality spectrum led by BBB and single B rated credit exposures. By asset class, investment grade corporate bonds, high yield bonds, and floating rate loans were most beneficial to performance. Non-US government (limited weighted exposure in the Fund) was a slight performance drag.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•
While the Fund increased its duration over the last twelve months but remains shorter duration than the benchmark’s duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced floating rate loan exposure while increasing exposure to investment grade bond, high yield bond, and government bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Strategic Income Fund	PAGE 1	TSR-AR-04045F659

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.76	2.23	4.08
Class C (with sales charge)	3.76	2.23	4.08
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,217,662,209
Number of Holdings	494
Net Advisory Fee	$20,079,060
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.3%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.6%
Energy Transfer LP	1.6%
Bank of America Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.4%
Oracle Corp.	1.4%
Morgan Stanley	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 2	TSR-AR-04045F659

Aristotle Strategic Income Fund
Class H | PLSHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of December 5, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class H	$19	0.60%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	Since its inception on December 5, 2025, the Fund underperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
The Fund benefited across the credit quality spectrum led by BBB and single B rated credit exposures. By asset class, investment grade corporate bonds, high yield bonds, and floating rate loans were most beneficial to performance. Non-US government (limited weighted exposure in the Fund) was a slight performance drag.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•
While the Fund increased its duration over the last twelve months but remains shorter duration than the benchmark’s duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced floating rate loan exposure while increasing exposure to investment grade bond, high yield bond, and government bond exposure.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Strategic Income Fund	PAGE 1	TSR-AR-04045F188

CUMULATIVE TOTAL RETURN (%)

Since Inception (12/05/2025)
Class H (without sales charge)	-0.08
Bloomberg US Aggregate Bond Index	0.29
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,217,662,209
Number of Holdings	494
Net Advisory Fee	$20,079,060
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.3%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.6%
Energy Transfer LP	1.6%
Bank of America Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.4%
Oracle Corp.	1.4%
Morgan Stanley	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 2	TSR-AR-04045F188

Aristotle Strategic Income Fund
Class I | PLSRX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
The Fund benefited across the credit quality spectrum led by BBB and single B rated credit exposures. By asset class, investment grade corporate bonds, high yield bonds, and floating rate loans were most beneficial to performance. Non-US government (limited weighted exposure in the Fund) was a slight performance drag.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•
While the Fund increased its duration over the last twelve months but remains shorter duration than the benchmark’s duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced floating rate loan exposure while increasing exposure to investment grade bond, high yield bond, and government bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Strategic Income Fund	PAGE 1	TSR-AR-04045F642

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.85	3.31	5.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,217,662,209
Number of Holdings	494
Net Advisory Fee	$20,079,060
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.3%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.6%
Energy Transfer LP	1.6%
Bank of America Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.4%
Oracle Corp.	1.4%
Morgan Stanley	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 2	TSR-AR-04045F642

Aristotle Strategic Income Fund
Class I-2 | PLSFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Strategic Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$71	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•	For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg US Aggregate Bond Index. The Fund invests principally in income-producing debt instruments.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The intermediate positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
The Fund benefited across the credit quality spectrum led by BBB and single B rated credit exposures. By asset class, investment grade corporate bonds, high yield bonds, and floating rate loans were most beneficial to performance. Non-US government (limited weighted exposure in the Fund) was a slight performance drag.

•	Positive contributions to relative performance were led by credit selection and active asset class allocation.

•
While the Fund increased its duration over the last twelve months but remains shorter duration than the benchmark’s duration. The Fund benefited from an elevated yield environment over the period. On a year-over-year basis, we reduced floating rate loan exposure while increasing exposure to investment grade bond, high yield bond, and government bond exposure.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Strategic Income Fund	PAGE 1	TSR-AR-04045F634

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	5.79	3.25	5.10
Bloomberg US Aggregate Bond Index	4.35	0.31	1.70
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$4,217,662,209
Number of Holdings	494
Net Advisory Fee	$20,079,060
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	4.3%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.6%
Energy Transfer LP	1.6%
Bank of America Corp.	1.6%
Goldman Sachs Group, Inc.	1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	1.4%
Oracle Corp.	1.4%
Morgan Stanley	1.3%
GLP Capital LP / GLP Financing II, Inc.	1.2%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Strategic Income Fund	PAGE 2	TSR-AR-04045F634

Aristotle Ultra Short Income Fund
Class A | PLUAX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.57%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg Short Treasury Total Return Index. The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, single A rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
The Fund duration remained very front-end pinned, which benefited from an attractive rate curve. On a year-over-year basis, we increased investment grade corporate bond and government bonds exposures while reducing floating rate loan and high yield bond exposure. We decreased cash holdings.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Ultra Short Income Fund	PAGE 1	TSR-AR-04045F816

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/17/2023)
Class A (without sales charge)	4.52	5.31
Bloomberg US Aggregate Bond Index	4.35	3.85
Bloomberg Short Treasury Total Return Index	4.08	4.79
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$42,447,912
Number of Holdings	141
Net Advisory Fee	$80,450
Portfolio Turnover Rate	108%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Bill	5.6%
JPMorgan Chase & Co.	5.0%
Bank of America Corp.	4.6%
Palmer Square Loan Funding Ltd.	3.5%
Goldman Sachs Group, Inc.	2.9%
New York Life Global Funding	2.8%
Morgan Stanley	2.8%
UBS Group AG	2.4%
Neuberger Berman CLO Ltd.	2.4%
Elmwood CLO Ltd.	2.3%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 2	TSR-AR-04045F816

Aristotle Ultra Short Income Fund
Class H | PLUHX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of December 5, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Class H	$10	0.32%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
Since its inception on December 5, 2025, the Fund slightly underperformed its performance benchmark, the Bloomberg Short Treasury Total Return Index. The Fund primarily invests in investment grade,  U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes.

•
Over the past 12 months, the U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, single A rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
The Fund duration remained very front-end pinned, which benefited from an attractive rate curve. On a year-over-year basis, we increased investment grade corporate bond and government bonds exposures while reducing floating rate loan and high yield bond exposure. We decreased cash holdings.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle Ultra Short Income Fund	PAGE 1	TSR-AR-04045F170

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
CUMULATIVE TOTAL RETURN (%)

Since Inception (12/05/2025)
Class H (without sales charge)	1.09
Bloomberg US Aggregate Bond Index	0.29
Bloomberg Short Treasury Total Return Index	1.11
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$42,447,912
Number of Holdings	141
Net Advisory Fee	$80,450
Portfolio Turnover Rate	108%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Bill	5.6%
JPMorgan Chase & Co.	5.0%
Bank of America Corp.	4.6%
Palmer Square Loan Funding Ltd.	3.5%
Goldman Sachs Group, Inc.	2.9%
New York Life Global Funding	2.8%
Morgan Stanley	2.8%
UBS Group AG	2.4%
Neuberger Berman CLO Ltd.	2.4%
Elmwood CLO Ltd.	2.3%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
Aristotle Ultra Short Income Fund	PAGE 2	TSR-AR-04045F170

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 3	TSR-AR-04045F170

Aristotle Ultra Short Income Fund
Class I | PLUIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg Short Treasury Total Return Index. The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, single A rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
The Fund duration remained very front-end pinned, which benefited from an attractive rate curve. On a year-over-year basis, we increased investment grade corporate bond and government bonds exposures while reducing floating rate loan and high yield bond exposure. We decreased cash holdings.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Ultra Short Income Fund	PAGE 1	TSR-AR-04045F790

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class I (without sales charge)	4.79	3.69	3.30
Bloomberg US Aggregate Bond Index	4.35	0.31	1.16
Bloomberg Short Treasury Total Return Index	4.08	3.28	2.72
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$42,447,912
Number of Holdings	141
Net Advisory Fee	$80,450
Portfolio Turnover Rate	108%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Bill	5.6%
JPMorgan Chase & Co.	5.0%
Bank of America Corp.	4.6%
Palmer Square Loan Funding Ltd.	3.5%
Goldman Sachs Group, Inc.	2.9%
New York Life Global Funding	2.8%
Morgan Stanley	2.8%
UBS Group AG	2.4%
Neuberger Berman CLO Ltd.	2.4%
Elmwood CLO Ltd.	2.3%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 2	TSR-AR-04045F790

Aristotle Ultra Short Income Fund
Class I-2 | PLUDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Ultra Short Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$33	0.32%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund outperformed its performance benchmark, the Bloomberg Short Treasury Total Return Index. The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes.

•
Over the past 12 months, the  U.S. Treasury yield curve transitioned toward a more normalized, upward-sloping shape, reflecting easing monetary policy expectations and an improving growth outlook; yields remained elevated relative to recent history—supporting returns—while corporate spreads also provided a favorable backdrop.

•
Exposure to specific credit-sensitive sectors benefited performance for most of the period as credit remained broadly supported. The front-end positioning and historically elevated yield profile helped insulate from the full effect of episodic credit spread widening as compared to longer duration-based offerings.

•
By credit quality, single A rated credits were most beneficial to performance followed by AAA rated credits. By asset class, investment grade corporate bonds were most beneficial to performance followed by asset backed securities.

•	Positive contributions to relative performance were led by credit selection and asset class rotation.

•
The Fund duration remained very front-end pinned, which benefited from an attractive rate curve. On a year-over-year basis, we increased investment grade corporate bond and government bonds exposures while reducing floating rate loan and high yield bond exposure. We decreased cash holdings.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Ultra Short Income Fund	PAGE 1	TSR-AR-04045F782

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class I-2 (without sales charge)	4.86	3.71	3.31
Bloomberg US Aggregate Bond Index	4.35	0.31	1.16
Bloomberg Short Treasury Total Return Index	4.08	3.28	2.72
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$42,447,912
Number of Holdings	141
Net Advisory Fee	$80,450
Portfolio Turnover Rate	108%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
United States Treasury Bill	5.6%
JPMorgan Chase & Co.	5.0%
Bank of America Corp.	4.6%
Palmer Square Loan Funding Ltd.	3.5%
Goldman Sachs Group, Inc.	2.9%
New York Life Global Funding	2.8%
Morgan Stanley	2.8%
UBS Group AG	2.4%
Neuberger Berman CLO Ltd.	2.4%
Elmwood CLO Ltd.	2.3%
Sector Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Ultra Short Income Fund	PAGE 2	TSR-AR-04045F782

Aristotle Value Equity Fund
Class A | ARAQX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from security selection while sector allocation contributed.

•
Security selection in the information technology and consumer discretionary sectors detracted the most from relative performance. Conversely, security selection in the communication services and industrials sectors added the most value.

•
Top contributors Parker Hannifin, TotalEnergies and Corteva benefited from resilient industrial demand, supportive energy markets and stable agricultural fundamentals, respectively, while detractors including Lennar, Adobe and Sony were impacted by elevated interest rates and affordability pressures, moderating software growth expectations and softer consumer demand.

•
From a sector allocation standpoint, an underweight position in the industrials and energy sectors detracted from relative performance. An overweight exposure to the information technology and materials sectors added value.

•
During the 12-month period, a number of benchmark constituents, particularly within semiconductor and related industries, generated exceptionally strong returns, in some cases far exceeding broader market performance. The top detractor not owned in the portfolio was Micron Technologies, a leading manufacturer of semiconductor memory and storage solutions.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Value Equity Fund	PAGE 1	TSR-AR-04045F352

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2023)
Class A (without sales charge)	8.09	6.87
Class A (with sales charge)	3.52	4.85
S&P 500 TR	17.80	16.29
Russell 1000 Value Capped Total Return	15.87	14.19
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$481,166,309
Number of Holdings	46
Net Advisory Fee	$2,905,467
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.7%
Corteva, Inc.	3.9%
Alphabet, Inc.	3.6%
Microsoft Corp.	3.2%
Capital One Financial Corp.	3.1%
Martin Marietta Materials, Inc.	2.8%
Amgen, Inc.	2.6%
TotalEnergies SE	2.6%
Motorola Solutions, Inc.	2.6%
Ameriprise Financial, Inc.	2.5%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Value Equity Fund	PAGE 2	TSR-AR-04045F352

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 3	TSR-AR-04045F352

Aristotle Value Equity Fund
Class I | ARIQX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from security selection while sector allocation contributed.

•
Security selection in the information technology and consumer discretionary sectors detracted the most from relative performance. Conversely, security selection in the communication services and industrials sectors added the most value.

•
Top contributors Parker Hannifin, TotalEnergies and Corteva benefited from resilient industrial demand, supportive energy markets and stable agricultural fundamentals, respectively, while detractors including Lennar, Adobe and Sony were impacted by elevated interest rates and affordability pressures, moderating software growth expectations and softer consumer demand.

•
From a sector allocation standpoint, an underweight position in the industrials and energy sectors detracted from relative performance. An overweight exposure to the information technology and materials sectors added value.

•
During the 12-month period, a number of benchmark constituents, particularly within semiconductor and related industries, generated exceptionally strong returns, in some cases far exceeding broader market performance. The top detractor not owned in the portfolio was Micron Technologies, a leading manufacturer of semiconductor memory and storage solutions.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
Aristotle Value Equity Fund	PAGE 1	TSR-AR-04045F279

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/26/2023)
Class I (without sales charge)	8.30	7.28
S&P 500 TR	17.80	16.35
Russell 1000 Value Capped Total Return	15.87	14.30
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$481,166,309
Number of Holdings	46
Net Advisory Fee	$2,905,467
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.7%
Corteva, Inc.	3.9%
Alphabet, Inc.	3.6%
Microsoft Corp.	3.2%
Capital One Financial Corp.	3.1%
Martin Marietta Materials, Inc.	2.8%
Amgen, Inc.	2.6%
TotalEnergies SE	2.6%
Motorola Solutions, Inc.	2.6%
Ameriprise Financial, Inc.	2.5%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Value Equity Fund	PAGE 2	TSR-AR-04045F279

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 3	TSR-AR-04045F279

Aristotle Value Equity Fund
Class I-2 | AIQQX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$72	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from security selection while sector allocation contributed.

•
Security selection in the information technology and consumer discretionary sectors detracted the most from relative performance. Conversely, security selection in the communication services and industrials sectors added the most value.

•
Top contributors Parker Hannifin, TotalEnergies and Corteva benefited from resilient industrial demand, supportive energy markets and stable agricultural fundamentals, respectively, while detractors including Lennar, Adobe and Sony were impacted by elevated interest rates and affordability pressures, moderating software growth expectations and softer consumer demand.

•
From a sector allocation standpoint, an underweight position in the industrials and energy sectors detracted from relative performance. An overweight exposure to the information technology and materials sectors added value.

•
During the 12-month period, a number of benchmark constituents, particularly within semiconductor and related industries, generated exceptionally strong returns, in some cases far exceeding broader market performance. The top detractor not owned in the portfolio was Micron Technologies, a leading manufacturer of semiconductor memory and storage solutions.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Aristotle Value Equity Fund	PAGE 1	TSR-AR-04045F345

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2016)
Class I-2 (without sales charge)	8.29	6.24	10.50
S&P 500 TR	17.80	12.06	14.08
Russell 1000 Value Capped Total Return	15.87	9.43	10.13
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$481,166,309
Number of Holdings	46
Net Advisory Fee	$2,905,467
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.7%
Corteva, Inc.	3.9%
Alphabet, Inc.	3.6%
Microsoft Corp.	3.2%
Capital One Financial Corp.	3.1%
Martin Marietta Materials, Inc.	2.8%
Amgen, Inc.	2.6%
TotalEnergies SE	2.6%
Motorola Solutions, Inc.	2.6%
Ameriprise Financial, Inc.	2.5%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Value Equity Fund	PAGE 2	TSR-AR-04045F345

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 3	TSR-AR-04045F345

Aristotle Value Equity Fund
Class R6 | ARRQX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle Value Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the Russell 1000 Value Index and the S&P 500 Index, respectively. The Fund invests at least 80% of its assets in equity securities.

•
The performance explanation is provided relative to the primary benchmark, the Russell 1000 Value Index. The underperformance of the Fund relative to the Russell 1000 Value Index over the 1-year period came from security selection while sector allocation contributed.

•
Security selection in the information technology and consumer discretionary sectors detracted the most from relative performance. Conversely, security selection in the communication services and industrials sectors added the most value.

•
Top contributors Parker Hannifin, TotalEnergies and Corteva benefited from resilient industrial demand, supportive energy markets and stable agricultural fundamentals, respectively, while detractors including Lennar, Adobe and Sony were impacted by elevated interest rates and affordability pressures, moderating software growth expectations and softer consumer demand.

•
From a sector allocation standpoint, an underweight position in the industrials and energy sectors detracted from relative performance. An overweight exposure to the information technology and materials sectors added value.

•
During the 12-month period, a number of benchmark constituents, particularly within semiconductor and related industries, generated exceptionally strong returns, in some cases far exceeding broader market performance. The top detractor not owned in the portfolio was Micron Technologies, a leading manufacturer of semiconductor memory and storage solutions.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Aristotle Value Equity Fund	PAGE 1	TSR-AR-04045F253

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/29/2024)
Class R6 (without sales charge)	8.39	6.97
S&P 500 TR	17.80	15.36
Russell 1000 Value Capped Total Return	15.87	14.50
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$481,166,309
Number of Holdings	46
Net Advisory Fee	$2,905,467
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Parker-Hannifin Corp.	4.7%
Corteva, Inc.	3.9%
Alphabet, Inc.	3.6%
Microsoft Corp.	3.2%
Capital One Financial Corp.	3.1%
Martin Marietta Materials, Inc.	2.8%
Amgen, Inc.	2.6%
TotalEnergies SE	2.6%
Motorola Solutions, Inc.	2.6%
Ameriprise Financial, Inc.	2.5%
Sector Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Liquidity Risk and Securities Lending Risk were added and Information Technology Sector Risk was removed.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Value Equity Fund	PAGE 2	TSR-AR-04045F253

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle Value Equity Fund	PAGE 3	TSR-AR-04045F253

Aristotle/Saul Global Equity Fund
Class I-2 | AIOOX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Aristotle/Saul Global Equity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.aristotlefunds.com/resources/prospectuses-reports. You can also request this information by contacting us at 1-844-274-7885.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I-2	$85	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

•
For the 12-month period ended March 31, 2026, the Fund underperformed its primary and secondary performance benchmarks, the MSCI ACWI Index (net) and the MSCI World Index (net), respectively. The Fund invests at least 80% of its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country.

•
The performance explanation is provided relative to the primary benchmark, the MSCI ACWI Index (net). The underperformance of the Fund relative to the MSCI ACWI Index (net) over the 1-year period came primarily from security selection, although sector allocation also detracted value.

•
Security selection in the information technology and materials sectors detracted the most. On the other hand, security selection in the financials and energy sectors added the most. Exposure to MonotaRO, Lennar and Nemetschek detracted from relative returns. Meanwhile, Cameco, Samsung Electronics and FirstCash Holdings were the top contributors to relative performance for the year.

•
Key large benchmark constituents not owned by the Fund benefitted from continued investment in artificial intelligence (AI) infrastructure. NVIDIA, Taiwan Semiconductor Manufacturing and Broadcom generated strong returns during the period, representing a meaningful headwind to relative performance. These companies accounted for a significant portion of index gains as demand for AI-related semiconductors and components remained strong.

•
From a sector allocation standpoint, an underweight position in the information technology sector and an overweight position in the healthcare sector detracted from relative performance. An overweight exposure to the energy and materials sectors added value.

•	By geography, selection in the U.S. and Japan detracted returns whereas selection in Canada and Asia ex-Japan contributed to returns.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, if applicable. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, if applicable, management fees and other expenses were deducted.
Aristotle/Saul Global Equity Fund	PAGE 1	TSR-AR-04045F386

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I-2 (without sales charge)	15.61	5.77	9.17
MSCI ACWI Net Total Return Index (USD)	20.01	9.49	11.33
MSCI THE WORLD INDEX Net (USD)	18.90	10.27	11.80
Visit https://www.aristotlefunds.com/resources/prospectuses-reports for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$28,725,554
Number of Holdings	49
Net Advisory Fee	$183,834
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top 10 Issuers	(%)
Samsung Electronics Co. Ltd.	3.6%
FirstCash Holdings, Inc.	3.5%
TotalEnergies SE	3.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.3%
DBS Group Holdings Ltd.	3.3%
Alphabet, Inc.	3.1%
Martin Marietta Materials, Inc.	2.9%
Microsoft Corp.	2.9%
Otsuka Holdings Co. Ltd.	2.9%
Amgen, Inc.	2.5%
Sector Breakdown (%)**

Top Ten Countries	(%)
United States	42.2%
Japan	17.3%
Germany	5.7%
France	4.6%
Canada	4.4%
United Kingdom	3.7%
Ireland	3.6%
South Korea	3.6%
Cash	1.5%
Other	13.4%
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Principal Risks:
In the Fund’s Principal Risks, Securities Lending Risk was added and Information Technology Sector Risk was removed.
Aristotle/Saul Global Equity Fund	PAGE 2	TSR-AR-04045F386

Changes to the Fund’s Principal Investment Strategy:
The Fund’s Principal Investment Strategies were revised to note that the Fund may lend its portfolio securities to generate additional income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aristotlefunds.com/resources/prospectuses-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your shareholder documents not be householded, please contact the Fund at  1-844-274-7885, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Aristotle/Saul Global Equity Fund	PAGE 3	TSR-AR-04045F386

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Wendy Greuel is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Tait, Weller & Baker LLP., to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2026	FYE 3/31/2025
(a) Audit Fees	$595,300	$550,300
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$91,500	$84,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ARISTOTLE FUNDS Series Trust
Aristotle Core Bond Fund
Aristotle Core Equity Fund
Aristotle Core Income Fund
Aristotle Floating Rate Income Fund
Aristotle Growth Equity Fund
Aristotle High Yield Bond Fund
Aristotle International Equity Fund
Aristotle Pacific EXclusive Fund Series H
Aristotle Pacific EXclusive Fund Series I
Aristotle Portfolio Optimization Aggressive Growth Fund
Aristotle Portfolio Optimization Conservative Fund
Aristotle Portfolio Optimization Growth Fund
Aristotle Portfolio Optimization Moderate Conservative Fund
Aristotle Portfolio Optimization Moderate Fund
Aristotle Short Duration Income Fund
Aristotle Small Cap Equity Fund
Aristotle Small/Mid Cap Equity Fund
Aristotle Strategic Income Fund
Aristotle Ultra Short Income Fund
Aristotle Value Equity Fund
Aristotle/Saul Global Equity Fund
Core Financial Statements
March 31, 2026

ARISTOTLE CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
CORPORATE BONDS - 36.6%
Communications - 1.7%
Alphabet, Inc.
4.80%, 02/15/2036	$200,000	$199,221
5.65%, 02/15/2056	600,000	598,499
AT&T, Inc., 3.50%, 09/15/2053	450,000	295,302
Beignet Investor LLC, 6.58%, 05/30/2049(a)	1,500,000	1,543,396
Charter Communications Operating LLC/ Charter Communications Operating Capital, 3.50%, 06/01/2041	200,000	140,390
Comcast Corp., 2.89%, 11/01/2051	250,000	144,633
T-Mobile USA, Inc., 5.30%, 05/15/2035	250,000	252,174
Verizon Communications, Inc.
5.25%, 04/02/2035	400,000	400,635
5.00%, 01/15/2036	500,000	489,833
3.40%, 03/22/2041	600,000	460,989
		4,525,072
Consumer Discretionary - 0.5%
Amazon.com, Inc.
4.65%, 11/20/2035	250,000	245,231
4.88%, 03/13/2036	550,000	545,200
5.45%, 11/20/2055	400,000	382,402
Ford Motor Credit Co. LLC, 4.54%, 08/01/2026	200,000	199,742
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031(a)	100,000	101,010
		1,473,585
Consumer Staples - 2.0%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	750,000	762,372
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.95%, 04/20/2035	850,000	883,204
5.63%, 03/10/2037(a)	750,000	752,816
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032	200,000	177,853
6.75%, 03/15/2034	400,000	440,190
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	250,000	243,763
Maple Parent Holdings Corp., 5.70%, 03/26/2036(a)	950,000	944,317
Mars, Inc., 5.20%, 03/01/2035(a)	1,200,000	1,211,861
		5,416,376
Energy - 2.3%
Colonial Enterprises, Inc., 5.63%, 11/15/2035(a)	550,000	549,899
Enbridge, Inc., 5.45%, 03/27/2036	750,000	756,746
Energy Transfer LP, 5.70%, 04/01/2035	1,050,000	1,078,782

	Par	Value
MPLX LP
5.00%, 01/15/2033	$450,000	$446,861
5.30%, 04/01/2036	600,000	591,643
ONEOK, Inc., 4.95%, 10/15/2032	1,400,000	1,389,222
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	700,000	702,561
Targa Resources Corp., 6.50%, 03/30/2034	400,000	432,546
Western Midstream Operating LP, 4.80%, 03/01/2031	200,000	198,087
		6,146,347
Financials - 20.7%
Agree LP, 5.60%, 06/15/2035	300,000	307,950
Allianz SE, 6.55% to 04/30/2034 then 5 yr. CMT Rate + 2.32%, Perpetual(a)	200,000	200,455
American International Group, Inc., 5.45%, 05/07/2035	1,470,000	1,500,103
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	507,000	523,305
Athene Global Funding, 5.54%, 08/22/2035(a)	675,000	663,086
Athene Holding Ltd., 6.63%, 05/19/2055	375,000	361,651
Atlas Warehouse Lending Co. LP
4.95%, 11/15/2030(a)	700,000	687,373
5.25%, 01/15/2033(a)	250,000	242,254
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual(a)	500,000	517,878
Banco Santander SA, 4.55%, 11/06/2030	400,000	394,442
Bank of America Corp.
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	2,650,000	2,703,357
5.46% to 05/09/2035 then SOFR + 1.64%, 05/09/2036	750,000	765,230
Bank of New York Mellon Corp., 5.63% to 03/20/2031 then 5 yr. CMT Rate + 2.03%, Perpetual	300,000	294,006
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	400,000	404,218
Banque Federative du Credit Mutuel SA, 5.11%, 01/15/2036(a)	400,000	391,548
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, 7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035(a)	400,000	414,000
BNP Paribas SA
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033(a)	1,000,000	1,034,056
6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual(a)	600,000	580,110

The accompanying notes are an integral part of these financial statements.

1

ARISTOTLE CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
BPCE SA
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031(a)	$750,000	$760,432
6.35% to 01/13/2046 then SOFR + 2.11%, 01/13/2047(a)	250,000	239,431
Brixmor Operating Partnership LP
5.50%, 02/15/2034	500,000	508,159
5.75%, 02/15/2035	450,000	462,387
Broadstone Net Lease LLC, 2.60%, 09/15/2031	200,000	175,784
Brown & Brown, Inc., 5.55%, 06/23/2035	150,000	149,881
Capital One Financial Corp., 5.40% (SOFR + 1.51%), 01/30/2037	650,000	637,201
Citigroup, Inc., 5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	900,000	892,492
Cousins Properties LP, 4.88%, 03/01/2033	500,000	481,635
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033(a)	600,000	588,026
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036(a)	400,000	412,205
5.26% to 01/12/2036 then SOFR + 1.43%, 01/12/2037(a)	750,000	734,056
DAE Funding LLC, 4.95%, 01/15/2033(a)	1,000,000	950,104
Extra Space Storage LP, 5.40%, 02/01/2034	400,000	403,449
Fairfax Financial Holdings Ltd., 5.75%, 05/20/2035	250,000	256,360
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	700,000	694,796
First Industrial LP, 5.25%, 01/15/2031	700,000	707,671
Fiserv, Inc., 3.50%, 07/01/2029	500,000	479,100
Global Payments, Inc.
5.40%, 03/15/2033	875,000	854,476
5.55%, 11/15/2035	425,000	409,750
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	450,000	401,583
5.25%, 02/15/2033	500,000	490,571
Goldman Sachs Group, Inc.
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	850,000	864,536
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	1,800,000	1,830,455
5.39% (5 yr. CMT Rate + 1.18%), 02/02/2041	500,000	483,258
High Street Funding Trust III, 5.81%, 02/15/2055(a)	750,000	713,336
Host Hotels & Resorts LP, 5.70%, 07/01/2034	250,000	252,718

	Par	Value
HSBC Holdings PLC
6.75% to 09/24/2031 then 5 yr. CMT Rate + 2.91%, Perpetual	$600,000	$593,761
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	950,000	953,148
5.28% to 03/10/2036 then SOFR + 1.55%, 03/10/2037	700,000	687,689
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(a)	150,000	152,292
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	600,000	645,323
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	2,700,000	2,783,361
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	600,000	607,843
5.19% (SOFR + 1.30%), 02/05/2037	500,000	491,520
Kilroy Realty LP
5.88%, 10/15/2035	500,000	482,343
6.25%, 01/15/2036	250,000	247,904
Kite Realty Group LP
4.95%, 12/15/2031	500,000	498,330
5.20%, 08/15/2032	150,000	150,452
LPL Holdings, Inc.
5.15%, 06/15/2030	450,000	452,464
5.75%, 06/15/2035	300,000	298,955
MetLife, Inc.
6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	200,000	203,043
5.85% (5 yr. CMT Rate + 1.82%), 03/15/2056	400,000	392,801
Mitsubishi UFJ Financial Group, Inc., 5.19% to 09/12/2035 then 1 yr. CMT Rate + 0.93%, 09/12/2036	400,000	397,322
Morgan Stanley
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	1,000,000	1,038,520
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	2,700,000	2,766,482
Nippon Life Insurance Co., 5.05%, 04/02/2033(a)	1,000,000	1,001,659
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual(a)	400,000	399,052
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055(a)	600,000	616,875
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(a)	250,000	256,155
Phillips Edison Grocery Center Operating Partnership I LP
4.75%, 03/15/2033	500,000	488,133
4.95%, 01/15/2035	350,000	339,692
Piedmont Operating Partnership LP, 5.63%, 01/15/2033	350,000	340,308

The accompanying notes are an integral part of these financial statements.

2

ARISTOTLE CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
PNC Financial Services Group, Inc., 5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041	$350,000	$343,030
Principal Financial Group, Inc., 6.05%, 10/15/2036	225,000	239,625
Realty Income Corp., 4.75%, 04/15/2033	300,000	296,019
Rocket Cos., Inc., 6.13%, 08/01/2030(a)	175,000	176,723
Royal Bank of Canada
4.31% to 11/03/2030 then SOFR + 0.98%, 11/03/2031	500,000	491,754
6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086	600,000	585,127
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029(a)	300,000	307,489
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035(a)	300,000	293,099
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	400,000	393,877
UBS Group AG
6.63% to 07/08/2031 then USISSO05 + 3.24%, Perpetual(a)	800,000	779,339
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	550,000	568,346
4.40% to 09/23/2030 then SOFR + 1.06%, 09/23/2031(a)	400,000	392,798
5.20% to 08/10/2036 then SOFR + 1.34%, 08/10/2037(a)	200,000	195,430
Ventas Realty LP, 5.00%, 02/15/2036	650,000	635,685
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	100,000	98,344
4.13%, 08/15/2030(a)	900,000	862,186
Voya Financial, Inc., 5.05%, 03/02/2036	750,000	724,886
Wells Fargo & Co.
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	1,550,000	1,543,832
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	1,250,000	1,279,612
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	500,000	506,196
		55,817,698
Health Care - 1.5%
Amgen, Inc., 4.85%, 02/19/2036	750,000	737,184
CVS Health Corp., 5.45%, 09/15/2035	850,000	853,611
HCA, Inc., 4.90%, 11/15/2035	750,000	725,400
Humana, Inc., 6.63% to 09/15/2031 then 5 yr. CMT Rate + 2.89%, 09/15/2056	200,000	192,269
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	200,000	194,815
Novartis Capital Corp., 4.90%, 03/18/2036	550,000	548,898

	Par	Value
Thermo Fisher Scientific, Inc., 4.90%, 02/12/2036	$150,000	$148,993
Universal Health Services, Inc., 4.63%, 10/15/2029	550,000	543,734
		3,944,904
Industrials - 1.6%
Boeing Co., 6.53%, 05/01/2034	450,000	490,392
Eaton Corp., 4.80%, 03/06/2036	600,000	592,607
GE Vernova, Inc., 5.50%, 02/04/2056	250,000	240,671
Honeywell Aerospace, Inc.
4.95%, 03/16/2036(a)	450,000	446,665
5.73%, 03/16/2056(a)	450,000	445,118
Howmet Aerospace, Inc., 4.75%, 04/15/2036	200,000	194,525
nVent Finance Sarl, 2.75%, 11/15/2031	550,000	489,046
Weir Group, Inc., 5.35%, 05/06/2030(a)	700,000	709,737
WSP Global, Inc., 5.71%, 09/18/2036(a)	750,000	743,909
		4,352,670
Materials - 0.2%
Glencore Funding LLC, 5.20%, 07/01/2033(a)	700,000	701,152
Technology - 1.5%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	600,000	584,738
Fair Isaac Corp., 6.00%, 05/15/2033(a)	235,000	230,728
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	300,000	250,234
Oracle Corp.
4.45%, 09/26/2030	550,000	530,165
3.90%, 05/15/2035	400,000	338,883
5.70%, 02/04/2036	450,000	432,865
6.70%, 02/04/2056	350,000	325,089
Salesforce, Inc.
5.55%, 03/15/2036	750,000	747,950
6.55%, 03/15/2056	550,000	552,278
		3,992,930
Utilities - 4.6%
AES Corp., 5.80%, 03/15/2032	850,000	855,190
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	500,000	494,252
Brooklyn Union Gas Co.
5.46%, 03/16/2036(a)	700,000	693,906
6.42%, 07/18/2054(a)	300,000	305,299
CenterPoint Energy, Inc., 5.95% to 04/01/2031 then 5 yr. CMT Rate + 2.22%, 04/01/2056	250,000	247,859
Duke Energy Corp., 4.95%, 09/15/2035	600,000	585,125
Duke Energy Indiana LLC, 4.95%, 03/15/2036	200,000	196,967
Entergy Mississippi LLC, 5.05%, 04/15/2036	300,000	295,732
Nevada Power Co., 5.90%, 05/01/2053	550,000	545,099

The accompanying notes are an integral part of these financial statements.

3

ARISTOTLE CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Niagara Mohawk Power Corp., 5.11%, 01/12/2036(a)	$600,000	$590,250
NiSource, Inc., 5.35%, 04/01/2034	500,000	508,948
Northern States Power Co., 5.05%, 05/15/2035	500,000	503,671
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054	800,000	765,351
Pacific Gas and Electric Co., 5.20%, 05/01/2036	750,000	731,254
PacifiCorp
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	50,000	47,816
7.13% to 08/15/2031 then 5 yr. CMT Rate + 3.29%, 08/15/2056	300,000	283,495
Public Service Co. of Colorado, 5.05%, 06/15/2036	450,000	443,731
RWE Finance US LLC, 5.13%, 09/18/2035(a)	250,000	243,172
San Diego Gas & Electric Co.
5.20%, 03/15/2036	550,000	548,788
5.95%, 03/15/2056	400,000	401,348
Sempra, 5.25%, 03/15/2036	350,000	345,199
Southwestern Electric Power Co.
5.30%, 04/01/2033	500,000	507,290
5.20%, 04/01/2036	600,000	590,237
Vistra Operations Co. LLC
4.70%, 01/31/2031(a)	400,000	393,786
5.70%, 12/30/2034(a)	1,300,000	1,308,831
		12,432,596
TOTAL CORPORATE BONDS (Cost $99,429,831)		98,803,330
U.S. TREASURY SECURITIES - 24.8%
United States Treasury Note/Bond
3.88%, 08/15/2033	4,000,000	3,927,422
4.25%, 05/15/2035	15,600,000	15,561,305
4.25%, 08/15/2035	50,000	49,820
4.00%, 11/15/2035	22,700,000	22,144,914
4.13%, 02/15/2036	18,500,000	18,212,383
1.75%, 08/15/2041	125,000	83,611
3.00%, 11/15/2044	250,000	191,504
1.88%, 02/15/2051	500,000	277,734
1.88%, 11/15/2051	150,000	82,447
2.25%, 02/15/2052	500,000	301,494
2.88%, 05/15/2052	500,000	346,865
4.63%, 02/15/2055	3,225,000	3,076,726
4.75%, 08/15/2055	2,250,000	2,193,047
4.75%, 02/15/2056	500,000	487,734
TOTAL U.S. TREASURY SECURITIES (Cost $67,433,413)		66,937,006

	Par	Value
MORTGAGE-BACKED SECURITIES - 18.4%
Federal Home Loan Mortgage Corp.
Pool RQ0102, 5.00%, 03/01/2056	$2,392,696	$2,361,508
Pool SD6650, 4.50%, 10/01/2054	750,679	727,081
Pool SD8300, 5.50%, 02/01/2053	3,881,329	3,916,470
Pool SD8367, 5.50%, 10/01/2053	186,551	188,031
Pool SD8496, 6.00%, 01/01/2055	880,590	898,126
Pool SD8523, 5.00%, 04/01/2055	276,303	272,788
Pool SD8532, 5.00%, 05/01/2055	1,411,777	1,394,105
Pool SL3502, 4.00%, 04/01/2054	3,344,004	3,164,860
Federal National Mortgage Association
Pool BW2439, 5.00%, 01/01/2056	571,858	564,565
Pool CB9327, 5.50%, 10/01/2054	591,357	607,319
Pool FA0608, 5.50%, 02/01/2055	517,611	520,558
Pool FA0625, 5.00%, 02/01/2055	987,692	976,545
Pool FA4331, 4.00%, 08/01/2053	3,357,717	3,178,062
Pool FS6598, 3.50%, 08/01/2052	826,920	760,944
Pool MA4626, 4.00%, 06/01/2052	1,739,807	1,649,903
Pool MA4783, 4.00%, 10/01/2052	514,681	487,898
Pool MA5027, 4.00%, 05/01/2053	1,058,207	999,876
Pool MA5139, 6.00%, 09/01/2053	320,605	327,794
Pool MA5165, 5.50%, 10/01/2053	2,921,952	2,945,134
Pool MA5341, 4.00%, 04/01/2054	511,414	483,068
Pool MA5528, 4.00%, 11/01/2054	701,901	662,996
Pool MA5529, 4.50%, 11/01/2054	1,014,057	979,669
Pool MA5530, 5.00%, 11/01/2054	1,340,845	1,324,165
Pool MA5583, 4.00%, 01/01/2055	1,400,355	1,322,732
Pool MA5614, 5.50%, 02/01/2055	2,850,459	2,866,382
Pool MA5643, 4.00%, 03/01/2055	1,045,562	987,604
Pool MA5665, 3.50%, 03/01/2055	482,053	442,596
Pool MA5670, 4.00%, 04/01/2055	238,654	225,425
Pool MA5699, 5.00%, 05/01/2055	1,405,883	1,388,069
Pool MA5735, 5.50%, 06/01/2055	2,287,203	2,299,980
Pool MA5760, 5.50%, 07/01/2055	889,669	894,639
Ginnie Mae II Pool
Pool MA7650, 3.00%, 10/20/2051	945,357	845,592
Pool MA7706, 3.00%, 11/20/2051	985,471	881,034
Pool MA8346, 4.00%, 10/20/2052	2,756,622	2,612,896
Pool MA9848, 4.00%, 08/20/2054	1,412,925	1,327,519
Pool MB0090, 4.50%, 12/20/2054	258,600	250,294
Pool MB0091, 5.00%, 12/20/2054	283,965	281,744
Pool MB0145, 4.50%, 01/20/2055	302,101	292,401
Pool MB0147, 5.50%, 01/20/2055	270,500	272,734
Pool MB0204, 5.00%, 02/20/2055	320,384	317,767
Pool MB0256, 4.00%, 03/20/2055	340,122	319,027
Pool MB0257, 4.50%, 03/20/2055	306,393	296,556
Pool MB0259, 5.50%, 03/20/2055	190,074	191,628
Pool MB0305, 4.00%, 04/20/2055	1,225,025	1,149,048
PNW Trust, Series 2026-ARTE, Class A, 5.39% (1 mo. Term SOFR + 1.71%), 04/15/2029(a)	800,000	799,236
TOTAL MORTGAGE-BACKED SECURITIES (Cost $49,522,045)		49,656,368

The accompanying notes are an integral part of these financial statements.

4

ARISTOTLE CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.3%
A&D Mortgage LLC
Series 2026-NQM1, Class A1A, 4.91%, 02/25/2071(a)(b)	$197,521	$195,900
Series 2026-NQM2, Class A1, 4.81%, 03/25/2071(a)(c)	1,492,454	1,477,698
Angel Oak Mortgage Trust LLC
Series 2025-10, Class A1, 4.96%, 09/25/2070(a)(c)	457,330	455,300
Series 2025-13, Class A1, 4.93%, 10/25/2070(a)(b)	728,632	725,206
Series 2025-3, Class A1, 5.42%, 03/25/2070(a)(b)	120,489	120,805
Series 2025-4, Class A1, 5.86%, 04/25/2070(a)(b)	240,843	242,806
Series 2025-6, Class A1, 5.52%, 04/25/2070(a)(b)	545,699	547,936
Series 2025-7, Class A1, 5.51%, 06/25/2070(a)(b)	360,958	362,429
Series 2025-8, Class A1, 5.41%, 07/25/2070(a)(b)	400,462	401,544
Series 2025-9, Class A1, 5.14%, 08/25/2070(a)(c)	505,561	505,178
Series 2026-2, Class A1, 4.69%, 02/25/2071(a)(c)	1,979,123	1,960,345
BRAVO Residential Funding Trust
Series 2023-NQM4, Class A1, 6.44%, 05/25/2063(a)(b)	53,142	53,153
Series 2024-NQM5, Class A1, 5.80%, 06/25/2064(a)(b)	136,733	137,533
Series 2024-NQM6, Class A1, 5.41%, 08/01/2064(a)(b)	562,669	563,905
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065(a)(b)	227,094	228,227
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065(a)(b)	149,440	150,273
Series 2025-NQM5, Class A1, 5.50%, 02/25/2065(a)(c)	362,350	364,001
Series 2025-NQM7, Class A1, 5.46%, 07/25/2065(a)(c)	302,829	304,022
Series 2026-NQM2, Class A1, 4.62%, 11/25/2065(a)(c)	972,926	962,580
Series 2026-NQM3, Class A1, 4.99%, 11/25/2065(a)(c)	890,356	886,217
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.12%, 04/15/2042(a)(c)	100,000	101,461
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069(a)(b)	611,842	613,742
COLT Funding LLC
Series 2023-3, Class A1, 7.18%, 09/25/2068(a)(b)	261,690	263,394
Series 2025-3, Class A1, 5.35%, 03/25/2070(a)(b)	87,731	87,915

	Par	Value
Cross Mortgage Trust, Series 2025-H4, Class A1, 5.60%, 06/25/2070(a)(c)	$537,482	$540,206
Federal Home Loan Mortgage Corp.
Series 2025-2, Class A1, 3.00%, 10/25/2035	379,473	353,690
Series K-159, Class A2, 4.50%, 07/25/2033(c)	1,000,000	1,001,050
Series K756, Class A2, 4.96%, 05/25/2031	1,500,000	1,544,055
Series K764, Class A2, 4.12%, 12/25/2032(c)	2,235,000	2,195,812
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MA, 3.50%, 07/25/2058	807,547	785,211
Series 2021-3, Class MA, 2.00%, 03/25/2061	204,591	178,830
Series 2025-1, Class MTU, 3.25%, 11/25/2064	187,151	161,139
GCAT
Series 2025-NQM1, Class A1, 5.37%, 11/25/2069(a)(b)	365,808	366,519
Series 2026-NQM2, Class A1A, 5.45%, 02/25/2071(a)(b)	3,000,000	3,005,401
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, 06/25/2065(a)(b)	264,704	266,369
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/2040(a)(c)	325,000	332,841
JP Morgan Mortgage Trust
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065(a)(b)	151,793	152,522
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065(a)(c)	209,598	210,582
LHOME Mortgage Trust, Series 2025-RTL2, Class A1, 5.61%, 04/25/2040(a)(c)	500,000	501,954
MFRA Trust
Series 2024-NQM3, Class A1, 5.72%, 12/25/2069(a)(b)	748,235	751,959
Series 2025-NQM2, Class A1, 5.68%, 05/27/2070(a)(b)	523,642	526,399
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	600,000	556,298
Onslow Bay Mortgage Loan Trust
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063(a)(b)	711,975	715,873
Series 2024-NQM11, Class A1, 5.88%, 06/25/2064(a)(b)	133,599	134,686
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064(a)(c)	760,528	764,071
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065(a)(b)	396,969	398,530
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065(a)(c)	389,393	390,898

The accompanying notes are an integral part of these financial statements.

5

ARISTOTLE CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065(a)(b)	$121,325	$121,277
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065(a)(c)	255,924	255,291
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064(a)(b)	261,767	263,391
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055(a)(b)	174,202	174,707
Series 2025-NQM6, Class A1, 5.60%, 03/25/2065(a)(b)	212,822	214,039
Series 2025-NQM7, Class A1, 5.56%, 05/25/2055(a)(b)	219,175	220,334
Series 2026-NQM1, Class A1A, 4.85%, 11/25/2065(a)(b)	488,338	485,341
Series 2026-NQM4, Class A1, 5.17%, 02/25/2066(a)(c)	1,500,000	1,498,483
Series 2026-NQM5, Class A1A, 0.00%, 01/25/2066(a)(b)	2,000,000	2,001,189
Series 2026-R1, Class A1, 4.88%, 01/25/2063(a)(c)	1,478,951	1,467,553
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060(a)(b)	202,913	204,202
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class A, 5.39%, 11/13/2041(a)	620,000	630,804
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(a)	100,000	89,045
Velocity Commercial Capital Loan Trust, Series 2025-5, Class A, 5.32%, 12/25/2055(a)(c)	96,199	95,438
Verus Securitization Trust, Series 2025-R2, Class A1, 5.09%, 07/25/2067(a)(c)	722,912	721,131
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,085,577)		35,988,690
ASSET-BACKED SECURITIES - 4.9%
Carvana Auto Receivables Trust
Series 2022-N1, Class D, 4.13%, 12/11/2028(a)	115,874	114,939
Series 2024-N2, Class C, 5.82%, 09/10/2030(a)	400,000	404,998
Series 2024-P2, Class XS, 0.00%, 06/10/2031(a)(d)(e)	35,399,620	230,062
Consolidated Communications LLC, Series 2026-1A, Class A2, 5.08%, 03/20/2056(a)	650,000	644,044
CPS Auto Trust, Series 2025-B, Class B, 4.79%, 11/15/2029(a)	500,000	498,169
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032(a)	483,571	485,972
Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 09/15/2028	207,205	209,481

	Par	Value
FHF Trust, Series 2024-2A, Class B, 5.97%, 06/15/2030(a)	$300,000	$296,413
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64%, 07/16/2029(a)	150,000	150,180
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97%, 10/15/2029(a)	800,000	804,888
GreenSky LLC
Series 2024-2, Class A4, 5.15%, 10/27/2059(a)	665,805	671,644
Series 2025-2A, Class A3, 5.02%, 06/25/2060(a)	100,000	100,845
Series 2025-3A, Class A2, 4.59%, 12/27/2060(a)	250,000	248,192
Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.22%, 02/25/2056(a)	200,000	200,606
Landmark Infrastructure Partners LP, Series 2025-1A, Class A, 5.52%, 09/15/2055(a)	150,000	150,546
Marriott Vacations Worldwide Corp., Series 2022-1A, Class A, 4.15%, 11/21/2039(a)	622,156	616,266
Metronet Systems Holdings LLC, Series 2026-1A, Class A2, 5.27%, 04/20/2056(a)	500,000	501,469
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059(a)	142,191	137,800
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	89,156	79,054
Series 2021-1A, Class A1A, 1.31%, 12/26/2069(a)	110,246	92,393
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	63,874	58,087
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	709,611	720,398
Series 2025-A, Class A, 5.02%, 07/15/2055(a)	651,149	650,016
Series 2025-B, Class A, 4.72%, 09/15/2055(a)	86,409	85,578
Nelnet Student Loan Trust, Series 2025-DA, Class A1A, 4.65%, 08/20/2054(a)	187,468	185,454
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class C, 4.19%, 11/14/2028(a)	124,000	123,861
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033(a)	268,422	268,123
Redaptive EAAS Issuer LLC, Series 2025-1A, Class A, 5.94%, 03/25/2042(a)	94,519	95,135
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037(a)	89,183	91,006
SMB Private Education Loan Trust
Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	76,328	69,828

The accompanying notes are an integral part of these financial statements.

6

ARISTOTLE CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2022-B, Class A1A, 3.94%, 02/16/2055(a)	$572,831	$554,253
Series 2023-B, Class A1A, 4.99%, 10/16/2056(a)	365,843	363,572
Series 2024-A, Class A1A, 5.24%, 03/15/2056(a)	556,466	559,116
Series 2024-D, Class A1A, 5.38%, 07/15/2053(a)	371,552	379,626
Series 2025-A, Class A1A, 5.13%, 04/15/2054(a)	534,745	538,573
Series 2026-A, Class A1A, 4.68%, 12/15/2053(a)	450,000	444,258
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	232,530	208,685
Toyota Auto Loan Extended Note Trust
Series 2023-1A, Class A, 4.93%, 06/25/2036(a)	250,000	254,289
Series 2025-1A, Class A, 4.65%, 05/25/2038(a)	250,000	252,515
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/2047(a)	86,948	87,018
Veros Automobile Receivables Trust, Series 2026-1, Class B, 4.84%, 05/15/2029(a)	200,000	199,072
Vertical Bridge Holdings LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(a)	450,000	439,846
TOTAL ASSET-BACKED SECURITIES (Cost $13,309,728)		13,266,270
COLLATERALIZED LOAN OBLIGATIONS - 0.3%
Basswood Park CLO Ltd., Series 2021-1A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 04/20/2034(a)	250,000	249,677
Neuberger Berman CLO Ltd., Series 2022-50A, Class BR2, 5.01% (3 mo. Term SOFR + 1.35%), 07/23/2036(a)	500,000	499,856
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $750,000)		749,533
TOTAL INVESTMENTS - 98.3% (Cost $266,530,594)		$265,401,197
Money Market Deposit Account - 3.2%(f)		8,511,845
Liabilities in Excess of Other Assets - (1.5)%		(3,868,284)
TOTAL NET ASSETS - 100.0%		$270,044,758

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $72,103,188 or 26.7% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(d)	Interest only security.
(e)	Zero coupon bonds make no periodic interest payments.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

7

ARISTOTLE CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 98.1%
Communication Services - 11.2%
Alphabet, Inc. - Class A	113,529	$32,646,399
Meta Platforms, Inc. - Class A	32,395	18,534,151
Netflix, Inc.(a)	74,216	7,135,869
		58,316,419
Consumer Discretionary - 10.3%
Amazon.com, Inc.(a)	104,789	21,824,405
General Motors Co.	107,768	8,028,716
Home Depot, Inc.	22,535	7,411,536
Marriott International Inc. - Class A	26,129	8,546,012
O’Reilly Automotive, Inc.(a)	82,071	7,575,974
		53,386,643
Consumer Staples - 5.4%
Costco Wholesale Corp.	12,785	12,739,357
Darling Ingredients, Inc.(a)	217,396	13,445,943
Performance Food Group Co.(a)	19,986	1,712,001
		27,897,301
Energy - 3.6%
Antero Resources Corp.(a)	221,406	9,396,471
Baker Hughes Co.	156,470	9,552,493
		18,948,964
Financials - 12.3%
Ameriprise Financial, Inc.	18,889	8,394,272
Bank of America Corp.	137,112	6,684,210
Chubb Ltd.	38,680	12,606,972
Coinbase Global, Inc. - Class A(a)	7,380	1,288,622
Intercontinental Exchange, Inc.	62,714	9,863,658
JPMorgan Chase & Co.	41,857	12,312,655
Visa, Inc. - Class A	41,062	12,410,579
		63,560,968
Health Care - 11.1%
Adaptive Biotechnologies Corp.(a)	472,172	6,553,747
Bio-Techne Corp.	150,077	7,843,024
Boston Scientific Corp.(a)	59,121	3,709,843
Cigna Group	13,344	3,559,512
Dexcom, Inc.(a)	68,114	4,277,559
Eli Lilly & Co.	7,657	7,042,679
Guardant Health, Inc.(a)	106,973	9,881,096
Immunome, Inc.(a)	54,292	1,187,366
Tempus AI, Inc. - Class A(a)(b)	42,559	1,924,518
Thermo Fisher Scientific, Inc.	13,741	6,754,114
Vertex Pharmaceuticals, Inc.(a)	10,347	4,620,349
		57,353,807
Industrials - 8.9%
AMETEK, Inc.	52,873	11,333,856
API Group Corp.(a)	114,287	4,630,909
General Electric Co.	19,430	5,513,651
Honeywell International, Inc.	21,723	4,910,050

	Shares	Value
Norfolk Southern Corp.	31,185	$8,950,095
Trane Technologies PLC	25,425	10,595,615
		45,934,176
Information Technology - 30.9%(c)
Amphenol Corp. - Class A	48,142	6,082,742
Analog Devices, Inc.	30,951	9,846,751
Apple, Inc.	97,603	24,770,665
Applied Materials, Inc.	30,951	10,578,742
Broadcom, Inc.	72,068	22,305,767
Coherent Corp.(a)	10,257	2,443,320
Crowdstrike Holdings, Inc. - Class A(a)	14,230	5,555,534
Microsoft Corp.	81,024	29,992,654
NVIDIA Corp.	240,996	42,029,703
Oracle Corp.	18,545	2,728,155
Synopsys, Inc.(a)	10,509	4,166,608
		160,500,641
Materials - 1.6%
Avery Dennison Corp.	47,943	8,278,797
Utilities - 2.8%
American Water Works Co., Inc.	37,958	5,165,704
Constellation Energy Corp.	8,137	2,272,258
NextEra Energy, Inc.	74,216	6,893,182
		14,331,144
TOTAL COMMON STOCKS (Cost $321,926,962)		508,508,860
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Real Estate - 1.0%
Prologis, Inc.	37,722	4,986,094
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,222,886)		4,986,094
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
Money Market Funds - 0.3%
GS Financial Square Government Fund - Institutional Class, 3.56%(d)	1,804,599	1,804,599
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,804,599)		1,804,599
TOTAL INVESTMENTS - 99.4% (Cost $327,954,447)		$515,299,553
Money Market Deposit Account - 1.1%(e)		5,534,839
Liabilities in Excess of Other Assets - (0.5)%		(2,382,419)
TOTAL NET ASSETS - 100.0%		$518,451,973

The accompanying notes are an integral part of these financial statements.

8

ARISTOTLE CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $1,884,770.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

9

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
CORPORATE BONDS - 43.6%
Communications - 1.7%
Alphabet, Inc.
4.80%, 02/15/2036(a)	$3,350,000	$3,336,949
5.65%, 02/15/2056(a)	7,350,000	7,331,610
AT&T, Inc.
3.50%, 09/15/2053	2,965,000	1,945,710
3.85%, 06/01/2060	4,550,000	3,064,421
Beignet Investor LLC, 6.58%, 05/30/2049(b)	10,750,000	11,061,002
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	4,500,000	3,158,769
3.85%, 04/01/2061	2,000,000	1,169,104
Comcast Corp., 2.89%, 11/01/2051	3,525,000	2,039,328
T-Mobile USA, Inc., 5.05%, 07/15/2033(a)	5,000,000	5,036,313
Verizon Communications, Inc.
5.00%, 01/15/2036	8,250,000	8,082,240
3.40%, 03/22/2041	4,000,000	3,073,259
5.88%, 11/30/2055	4,100,000	3,990,870
		53,289,575
Consumer Discretionary - 2.2%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028(b)	9,850,000	9,633,783
Allied Universal Holdco LLC, 7.88%, 02/15/2031(b)	925,000	954,494
Amazon.com, Inc.
4.88%, 03/13/2036	7,000,000	6,938,908
5.45%, 11/20/2055(a)	4,500,000	4,302,026
American Airlines 2015-2 Class AA Pass Through Trust, 3.60%, 09/22/2027	3,999,219	3,953,828
American Airlines 2016-2 Class AA Pass Through Trust, 3.20%, 06/15/2028	4,583,065	4,469,391
American Airlines 2019-1 Class AA Pass Through Trust, Series AA, 3.15%, 02/15/2032	1,532,292	1,430,152
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)(b)	7,273,860	7,066,317
British Airways 2019-1 Class AA Pass Through Trust, Series 2019-1, 3.30%, 12/15/2032(b)	4,456,206	4,223,172
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	1,725,000	1,722,771
4.13%, 08/17/2027	6,100,000	6,022,851
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029(a)(b)	2,000,000	1,900,220

	Par	Value
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031(b)	$4,000,000	$4,040,414
United Airlines 2018-1 Class AA Pass Through Trust, Series AA, 3.50%, 03/01/2030	3,694,369	3,594,429
United Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, 4.15%, 08/25/2031	764,168	749,018
United Airlines 2023-1 Class A Pass Through Trust, 5.80%, 01/15/2036	7,311,432	7,551,031
		68,552,805
Consumer Staples - 1.6%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	5,000,000	5,082,480
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/2033	727,000	750,893
5.95%, 04/20/2035	6,000,000	6,234,383
5.63%, 03/10/2037(b)	6,200,000	6,223,281
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034(a)	7,660,000	8,429,631
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	4,245,000	4,139,103
Maple Parent Holdings Corp., 5.70%, 03/26/2036(b)	10,900,000	10,834,797
Mars, Inc.
5.20%, 03/01/2035(b)	6,000,000	6,059,304
5.70%, 05/01/2055(b)	2,500,000	2,439,381
		50,193,253
Energy - 3.2%
Colonial Enterprises, Inc., 5.63%, 11/15/2035(b)	5,000,000	4,999,085
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	8,450,000	7,964,468
Enbridge, Inc., 5.45%, 03/27/2036	9,050,000	9,131,400
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,650,000	1,648,059
5.55%, 05/15/2034	2,250,000	2,291,885
5.60%, 09/01/2034	5,700,000	5,811,300
5.70%, 04/01/2035	4,350,000	4,469,238
5.00%, 05/15/2044(c)	4,000,000	3,486,036
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056(a)	8,350,000	8,254,926
MPLX LP
5.50%, 06/01/2034	12,000,000	12,127,855
5.30%, 04/01/2036(a)	5,650,000	5,571,307
4.95%, 03/14/2052	1,750,000	1,454,138
5.65%, 03/01/2053	4,850,000	4,448,727
ONEOK, Inc., 4.95%, 10/15/2032	7,000,000	6,946,110

The accompanying notes are an integral part of these financial statements.

10

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036	$9,500,000	$9,534,762
Targa Resources Corp., 6.50%, 03/30/2034	6,850,000	7,407,345
Western Midstream Operating LP, 5.50%, 12/15/2035	4,500,000	4,427,916
		99,974,557
Financials - 23.1%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032(b)	6,250,000	6,028,707
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056(a)	1,750,000	1,753,246
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.50%, 10/01/2031(b)	4,400,000	4,326,069
Allianz SE, 6.55% to 04/30/2034 then 5 yr. CMT Rate + 2.32%, Perpetual(a)(b)	3,400,000	3,407,738
American International Group, Inc., 5.45%, 05/07/2035	9,920,000	10,123,144
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	3,378,000	3,486,636
Athene Global Funding, 5.54%, 08/22/2035(a)(b)	8,025,000	7,883,354
Athene Holding Ltd., 6.63%, 05/19/2055(a)	8,150,000	7,859,882
Atlas Warehouse Lending Co. LP
6.05%, 01/15/2028(b)	5,000,000	5,070,673
6.25%, 01/15/2030(b)	5,000,000	5,144,355
4.95%, 11/15/2030(b)	2,000,000	1,963,924
5.25%, 01/15/2033(b)	5,750,000	5,571,853
Aviation Capital Group LLC, 4.80%, 10/24/2030(b)	4,000,000	3,958,697
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032(b)	6,000,000	5,846,226
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual(b)	1,324,000	1,327,611
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual(b)	2,001,000	2,072,546
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual(a)(b)	9,700,000	9,978,875
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/2029(b)	4,600,000	4,713,620
Banco Santander SA
4.55%, 11/06/2030	6,850,000	6,754,822
5.13%, 11/06/2035	4,300,000	4,193,987

	Par	Value
Bank of America Corp.
5.46% to 05/09/2035 then SOFR + 1.64%, 05/09/2036	$15,000,000	$15,304,605
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	10,350,000	8,956,041
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	7,000,000	6,487,356
Bank of New York Mellon Corp., 5.63% to 03/20/2031 then 5 yr. CMT Rate + 2.03%, Perpetual(a)	4,650,000	4,557,093
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	10,000,000	10,105,440
Banque Federative du Credit Mutuel SA, 5.11%, 01/15/2036(b)	5,000,000	4,894,351
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035(b)	1,150,000	1,190,250
8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039(b)	7,000,000	7,376,543
Block, Inc., 3.50%, 06/01/2031(a)	5,000,000	4,550,677
BNP Paribas SA
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033(b)	9,400,000	9,720,123
6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual(a)(b)	6,200,000	5,994,474
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual(a)(b)	3,300,000	3,314,039
BPCE SA
6.29% to 01/14/2035 then SOFR + 2.04%, 01/14/2036(b)	6,500,000	6,807,260
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036(b)	6,500,000	6,649,850
6.35% to 01/13/2046 then SOFR + 2.11%, 01/13/2047(a)(b)	8,000,000	7,661,779
Brixmor Operating Partnership LP
5.50%, 02/15/2034	2,300,000	2,337,530
5.75%, 02/15/2035	7,500,000	7,706,453
Broadstone Net Lease LLC, 5.00%, 11/01/2032	1,750,000	1,722,136
Brown & Brown, Inc., 5.55%, 06/23/2035(a)	3,125,000	3,122,522
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)(b)	5,150,000	4,294,018
Capital One Financial Corp.
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036(a)	3,550,000	3,612,582
5.40% (SOFR + 1.51%), 01/30/2037(a)	9,250,000	9,067,864
Citigroup, Inc.
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	3,400,000	3,472,916
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036(a)	4,650,000	4,611,211

The accompanying notes are an integral part of these financial statements.

11

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	$3,000,000	$2,931,897
Cousins Properties LP, 4.88%, 03/01/2033	5,900,000	5,683,292
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033(b)	7,350,000	7,203,321
7.13% to 09/23/2035 then USISSO05 + 3.58%, Perpetual(a)(b)	6,400,000	6,463,162
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036(b)	4,000,000	4,122,048
5.26% to 01/12/2036 then SOFR + 1.43%, 01/12/2037(b)	5,750,000	5,627,764
DAE Funding LLC, 4.95%, 01/15/2033(a)(b)	11,950,000	11,353,748
Danske Bank AS, 4.42% to 09/12/2030 then 1 yr. CMT Rate + 0.85%, 09/12/2031(b)	3,000,000	2,946,677
Extra Space Storage LP, 5.40%, 02/01/2034(a)	3,300,000	3,328,453
Fairfax Financial Holdings Ltd., 5.75%, 05/20/2035	3,325,000	3,409,585
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	7,100,000	7,047,215
Fiserv, Inc., 5.15%, 08/12/2034	2,500,000	2,429,462
Global Payments, Inc.
5.40%, 03/15/2033	6,350,000	6,201,051
5.55%, 11/15/2035	3,900,000	3,760,062
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	8,700,000	7,763,945
5.25%, 02/15/2033	1,500,000	1,471,714
5.63%, 09/15/2034	10,650,000	10,493,716
6.25%, 09/15/2054(a)	3,850,000	3,738,935
Goldman Sachs Group, Inc.
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	4,000,000	3,594,287
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	4,900,000	5,086,293
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	3,000,000	2,945,522
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	2,150,000	2,186,377
4.94% to 10/21/2035 then SOFR + 1.33%, 10/21/2036	5,000,000	4,843,894
5.39% (5 yr. CMT Rate + 1.18%), 02/02/2041	10,000,000	9,665,169
High Street Funding Trust III, 5.81%, 02/15/2055(a)(b)	8,050,000	7,656,468
Host Hotels & Resorts LP
2.90%, 12/15/2031	3,000,000	2,668,481
5.70%, 07/01/2034(a)	6,000,000	6,065,228

	Par	Value
HSBC Holdings PLC
6.75% to 09/24/2031 then 5 yr. CMT Rate + 2.91%, Perpetual(a)	$6,600,000	$6,531,366
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual(a)	2,100,000	2,095,977
5.28% to 03/10/2036 then SOFR + 1.55%, 03/10/2037(a)	7,850,000	7,711,942
Huntington Bancshares, Inc., 5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	4,500,000	4,393,685
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(b)	4,550,000	4,619,515
JPMorgan Chase & Co.
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	1,250,000	1,283,394
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	9,900,000	10,647,834
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	10,000,000	10,127,204
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	12,000,000	12,286,731
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	12,025,000	12,182,184
5.19% (SOFR + 1.30%), 02/05/2037	8,550,000	8,404,990
Kilroy Realty LP
5.88%, 10/15/2035	4,500,000	4,341,086
6.25%, 01/15/2036	5,300,000	5,255,575
Kite Realty Group LP, 4.95%, 12/15/2031	6,000,000	5,979,957
Liberty Mutual Group, Inc., 4.30%, 02/01/2061(b)	3,650,000	2,285,667
Lloyds Banking Group PLC
6.75% to 09/27/2031 then 5 yr. CMT Rate + 3.15%, Perpetual(a)	5,900,000	5,870,107
6.63% to 09/27/2035 then 5 yr. CMT Rate + 2.68%, Perpetual(a)	6,400,000	6,114,139
6.07% to 06/13/2035 then 1 yr. CMT Rate + 1.60%, 06/13/2036	500,000	508,421
LPL Holdings, Inc.
5.15%, 06/15/2030	5,285,000	5,313,939
5.75%, 06/15/2035	4,350,000	4,334,853
MetLife, Inc.
6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	2,950,000	2,994,887
5.85% (5 yr. CMT Rate + 1.82%), 03/15/2056(a)	5,775,000	5,671,061
Mitsubishi UFJ Financial Group, Inc., 5.19% to 09/12/2035 then 1 yr. CMT Rate + 0.93%, 09/12/2036	8,350,000	8,294,096
Morgan Stanley
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	10,000,000	10,385,205
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	2,000,000	2,039,761
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	3,900,000	3,996,029

The accompanying notes are an integral part of these financial statements.

12

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	$14,150,000	$12,179,844
4.89% to 10/22/2035 then SOFR + 1.31%, 10/22/2036	3,000,000	2,901,280
Nippon Life Insurance Co., 5.05%, 04/02/2033(b)	5,200,000	5,208,626
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual(b)	8,800,000	8,779,149
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055(b)	8,300,000	8,533,435
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(a)(b)	8,300,000	8,504,362
Phillips Edison Grocery Center Operating Partnership I LP
4.75%, 03/15/2033	4,000,000	3,905,060
4.95%, 01/15/2035	6,850,000	6,648,253
Piedmont Operating Partnership LP, 5.63%, 01/15/2033	7,700,000	7,486,771
PNC Financial Services Group, Inc., 5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041	8,150,000	7,987,701
Principal Financial Group, Inc., 6.05%, 10/15/2036	1,150,000	1,224,749
Realty Income Corp., 4.75%, 04/15/2033	3,650,000	3,601,562
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	3,325,000	3,357,741
Royal Bank of Canada
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	6,550,000	6,251,938
6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086	9,800,000	9,557,070
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035(b)	3,800,000	3,712,590
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	8,400,000	8,271,425
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual(a)(b)	3,500,000	3,470,686
6.63% to 07/08/2031 then USISSO05 + 3.24%, Perpetual(b)	3,800,000	3,701,861
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(b)	9,450,000	9,765,214
5.58% to 05/09/2035 then SOFR + 1.76%, 05/09/2036(b)	4,250,000	4,312,499
Ventas Realty LP, 5.00%, 02/15/2036(a)	5,600,000	5,476,666
VICI Properties LP
5.13%, 11/15/2031	7,000,000	6,952,827
5.13%, 05/15/2032	2,400,000	2,366,231

	Par	Value
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/2029(b)	$4,081,000	$4,013,407
Voya Financial, Inc., 5.05%, 03/02/2036(a)	1,250,000	1,208,144
Wells Fargo & Co.
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	9,025,000	9,189,912
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	850,000	846,618
4.96% (SOFR + 1.10%), 01/23/2037	9,550,000	9,306,618
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	9,700,000	9,820,193
		717,882,881
Health Care - 1.7%
Amgen, Inc., 4.85%, 02/19/2036(a)	8,350,000	8,207,312
CVS Health Corp., 5.45%, 09/15/2035	9,175,000	9,213,979
HCA, Inc.
4.90%, 11/15/2035	3,850,000	3,723,722
5.70%, 11/15/2055	2,350,000	2,187,655
Humana, Inc., 6.63% to 09/15/2031 then 5 yr. CMT Rate + 2.89%, 09/15/2056	2,500,000	2,403,361
Novartis Capital Corp., 4.90%, 03/18/2036	5,850,000	5,838,281
Thermo Fisher Scientific, Inc., 4.90%, 02/12/2036(a)	1,600,000	1,589,254
UnitedHealth Group, Inc.
5.15%, 07/15/2034	5,000,000	5,044,525
5.75%, 07/15/2064	5,350,000	5,098,151
Universal Health Services, Inc., 4.63%, 10/15/2029	6,000,000	5,931,645
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	4,000,000	3,922,608
		53,160,493
Industrials - 2.0%
BAE Systems PLC, 5.30%, 03/26/2034(b)	3,000,000	3,073,740
Boeing Co., 6.53%, 05/01/2034	5,250,000	5,721,238
Eaton Corp., 4.80%, 03/06/2036(a)	5,400,000	5,333,462
GE Vernova, Inc., 5.50%, 02/04/2056	4,950,000	4,765,283
Goat Holdco LLC, 6.75%, 02/01/2032(b)	925,000	931,469
Honeywell Aerospace, Inc.
4.95%, 03/16/2036(b)	4,600,000	4,565,909
5.73%, 03/16/2056(b)	5,400,000	5,341,414
Howmet Aerospace, Inc., 4.75%, 04/15/2036	2,500,000	2,431,561
nVent Finance Sarl, 2.75%, 11/15/2031	4,300,000	3,823,454
Quanta Services, Inc., 5.25%, 08/09/2034	5,200,000	5,233,848

The accompanying notes are an integral part of these financial statements.

13

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Weir Group, Inc., 5.35%, 05/06/2030(b)	$5,925,000	$6,007,416
Wrangler Holdco Corp., 6.63%, 04/01/2032(b)	4,200,000	4,327,580
WSP Global, Inc., 5.71%, 09/18/2036(b)	9,300,000	9,224,476
		60,780,850
Materials - 0.3%
Glencore Funding LLC, 5.20%, 07/01/2033(b)	10,100,000	10,116,625
Technology - 1.9%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(b)	5,000,000	4,872,816
Fair Isaac Corp., 6.00%, 05/15/2033(a)(b)	5,960,000	5,851,655
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	2,500,000	2,533,545
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	5,050,000	4,890,005
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	6,500,000	5,421,727
Oracle Corp.
3.90%, 05/15/2035	3,450,000	2,922,868
5.70%, 02/04/2036	5,600,000	5,386,762
6.70%, 02/04/2056	2,000,000	1,857,654
5.50%, 09/27/2064	5,750,000	4,407,624
Salesforce, Inc.
5.55%, 03/15/2036	9,200,000	9,174,853
6.55%, 03/15/2056(a)	5,100,000	5,121,123
TD SYNNEX Corp., 5.30%, 10/10/2035	6,250,000	6,058,535
		58,499,167
Utilities - 5.9%
AES Corp., 5.80%, 03/15/2032	11,900,000	11,972,665
American Electric Power Co., Inc.
5.63%, 03/01/2033	4,700,000	4,858,945
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	10,050,000	9,934,475
Brooklyn Union Gas Co.
5.46%, 03/16/2036(b)	8,000,000	7,930,351
6.42%, 07/18/2054(b)	4,150,000	4,223,302
CenterPoint Energy, Inc.
6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	9,000,000	9,144,189
5.95% to 04/01/2031 then 5 yr. CMT Rate + 2.22%, 04/01/2056	3,250,000	3,222,174
Duke Energy Indiana LLC, 4.95%, 03/15/2036	1,750,000	1,723,462
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	3,000,000	2,919,155

	Par	Value
Duke Energy Progress NC Storm Funding LLC, 2.39%, 07/01/2037	$5,350,000	$4,566,606
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053(a)	3,675,000	3,743,844
Entergy Mississippi LLC, 5.05%, 04/15/2036	1,750,000	1,725,102
Georgia Power Co., 5.25%, 03/15/2034	4,000,000	4,086,367
KeySpan Gas East Corp., 3.59%, 01/18/2052(b)	2,850,000	1,900,446
Nevada Power Co., 5.90%, 05/01/2053	2,950,000	2,923,712
Niagara Mohawk Power Corp., 5.11%, 01/12/2036(b)	8,150,000	8,017,568
NiSource, Inc.
5.35%, 04/01/2034	5,000,000	5,089,475
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	4,850,000	4,990,718
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054	7,500,000	7,175,164
Pacific Gas and Electric Co., 5.20%, 05/01/2036	2,550,000	2,486,263
PacifiCorp
5.30%, 02/15/2031	7,000,000	7,097,745
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	5,850,000	5,594,436
7.13% to 08/15/2031 then 5 yr. CMT Rate + 3.29%, 08/15/2056	3,900,000	3,685,436
PG&E Energy Recovery Funding LLC, 2.28%, 01/15/2036	2,400,000	1,991,902
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	12,000,000	11,822,865
Piedmont Natural Gas Co., Inc., 5.05%, 05/15/2052(a)	1,750,000	1,541,799
Public Service Co. of Colorado, 5.05%, 06/15/2036	3,750,000	3,697,758
RWE Finance US LLC, 5.13%, 09/18/2035(b)	4,000,000	3,890,757
San Diego Gas & Electric Co.
5.20%, 03/15/2036	5,200,000	5,188,540
5.95%, 03/15/2056	4,600,000	4,615,508
Sempra
5.25%, 03/15/2036	4,000,000	3,945,130
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	3,000,000	2,920,784
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	5,850,000	5,833,674
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	1,900,000	1,921,540
Southwestern Electric Power Co.
5.30%, 04/01/2033(a)	2,300,000	2,333,536
5.20%, 04/01/2036	5,800,000	5,705,625
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034(b)	1,476,451	1,468,484

The accompanying notes are an integral part of these financial statements.

14

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Vistra Operations Co. LLC
4.70%, 01/31/2031(b)	$2,400,000	$2,362,715
6.95%, 10/15/2033(b)	2,000,000	2,177,676
5.70%, 12/30/2034(b)	4,000,000	4,027,172
		184,457,065
TOTAL CORPORATE BONDS (Cost $1,372,897,174)		1,356,907,271
U.S. TREASURY SECURITIES - 18.0%
United States Treasury Note/Bond
3.88%, 03/31/2031	25,000,000	24,920,899
3.88%, 08/15/2033	16,350,000	16,053,337
4.50%, 11/15/2033	1,800,000	1,837,617
4.00%, 02/15/2034	30,000,000	29,596,875
4.38%, 05/15/2034	23,000,000	23,245,723
3.88%, 08/15/2034	18,500,000	18,032,080
4.25%, 11/15/2034	37,500,000	37,496,338
4.63%, 02/15/2035	35,300,000	36,224,557
4.25%, 05/15/2035	4,190,000	4,179,607
4.25%, 08/15/2035	31,000,000	30,888,594
4.00%, 11/15/2035	25,800,000	25,169,109
4.13%, 02/15/2036	63,500,000	62,512,773
1.13%, 05/15/2040	14,500,000	9,138,965
1.75%, 08/15/2041	22,000,000	14,715,508
4.00%, 11/15/2042	11,500,000	10,409,521
4.75%, 11/15/2043	5,000,000	4,941,406
4.50%, 02/15/2044	19,500,000	18,654,873
4.13%, 08/15/2044	12,000,000	10,890,234
3.00%, 11/15/2044	13,000,000	9,958,203
4.63%, 11/15/2044	27,000,000	26,131,992
2.25%, 08/15/2046	7,550,000	4,923,131
2.75%, 11/15/2047	2,000,000	1,411,328
1.25%, 05/15/2050	9,000,000	4,273,945
1.38%, 08/15/2050	6,500,000	3,179,795
2.00%, 08/15/2051	30,000,000	17,091,797
1.88%, 11/15/2051	10,500,000	5,771,309
2.25%, 02/15/2052	16,500,000	9,949,307
2.88%, 05/15/2052	9,500,000	6,590,439
3.00%, 08/15/2052	14,000,000	9,955,586
3.63%, 05/15/2053	16,000,000	12,833,125
4.13%, 08/15/2053	30,600,000	26,844,328
4.75%, 11/15/2053	22,900,000	22,272,039
4.25%, 02/15/2054	24,800,000	22,219,734
TOTAL U.S. TREASURY SECURITIES (Cost $599,626,748)		562,314,074
MORTGAGE-BACKED SECURITIES - 12.8%
Federal Home Loan Mortgage Corp.
Pool SD8225, 3.00%, 07/01/2052	14,613,909	12,872,402
Pool SD8244, 4.00%, 09/01/2052	30,006,696	28,456,055
Pool SD8288, 5.00%, 01/01/2053	2,928,321	2,903,991

	Par	Value
Pool SD8324, 5.50%, 05/01/2053	$4,349,817	$4,388,314
Pool SD8331, 5.50%, 06/01/2053	2,914,940	2,940,070
Pool SD8367, 5.50%, 10/01/2053	11,230,368	11,319,467
Pool SD8440, 6.50%, 06/01/2054	2,504,689	2,591,201
Pool SD8503, 4.00%, 02/01/2055	9,219,435	8,708,392
Federal National Mortgage Association
Pool BW2439, 5.00%, 01/01/2056	8,383,935	8,277,021
Pool CB9327, 5.50%, 10/01/2054	8,049,949	8,267,243
Pool CB9471, 5.00%, 11/01/2054	9,568,185	9,623,669
Pool FA0608, 5.50%, 02/01/2055	8,054,026	8,099,880
Pool FA0625, 5.00%, 02/01/2055	8,996,447	8,894,916
Pool FA4331, 4.00%, 08/01/2053	7,011,702	6,636,540
Pool FS0902, 3.50%, 07/01/2043	5,000,101	4,722,590
Pool FS3150, 5.00%, 11/01/2052	5,693,780	5,706,228
Pool FS3825, 4.50%, 04/01/2050	4,305,616	4,234,160
Pool FS5365, 3.00%, 02/01/2050	4,719,083	4,251,563
Pool FS6598, 3.50%, 08/01/2052	7,079,264	6,514,440
Pool FS7526, 3.00%, 10/01/2053	5,375,394	4,731,396
Pool MA4626, 4.00%, 06/01/2052	13,048,553	12,374,274
Pool MA4783, 4.00%, 10/01/2052	10,910,846	10,343,071
Pool MA5073, 6.00%, 07/01/2053	16,073,329	16,484,153
Pool MA5107, 5.50%, 08/01/2053	4,421,548	4,458,654
Pool MA5108, 6.00%, 08/01/2053	15,355,156	15,734,259
Pool MA5166, 6.00%, 10/01/2053	2,420,407	2,476,342
Pool MA5341, 4.00%, 04/01/2054	3,561,794	3,364,379
Pool MA5389, 6.00%, 06/01/2054	3,799,111	3,878,904
Pool MA5480, 5.50%, 09/01/2044	19,053,784	19,507,096
Pool MA5503, 5.50%, 10/01/2044	15,991,412	16,146,957
Pool MA5528, 4.00%, 11/01/2054	44,631,559	42,157,683
Pool MA5540, 5.50%, 11/01/2044	3,952,844	4,046,895
Pool MA5586, 5.50%, 01/01/2055	11,339,709	11,403,054
Pool MA5760, 5.50%, 07/01/2055	8,492,795	8,540,238
Pool MA5789, 4.00%, 08/01/2055	9,490,041	8,963,967
Ginnie Mae II Pool
Pool MA8148, 3.00%, 07/20/2052	13,481,390	12,066,303
Pool MA8346, 4.00%, 10/20/2052	15,908,009	15,078,587
Pool MA8492, 6.00%, 12/20/2052	3,326,832	3,411,488
Pool MA8949, 6.00%, 06/20/2053	2,618,546	2,678,826
Pool MA9242, 6.00%, 10/20/2053	5,481,058	5,584,521
Pool MB0090, 4.50%, 12/20/2054	15,327,908	14,835,617
PNW Trust, Series 2026-ARTE, Class A, 5.39% (1 mo. Term SOFR + 1.71%), 04/15/2029(b)	10,950,000	10,939,540
TOTAL MORTGAGE-BACKED SECURITIES (Cost $395,271,445)		398,614,346
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0%
A&D Mortgage LLC
Series 2026-NQM1, Class A1A, 4.91%, 02/25/2071(b)(c)	5,728,115	5,681,109
Series 2026-NQM2, Class A1, 4.81%, 03/25/2071(b)(d)	13,432,088	13,299,284

The accompanying notes are an integral part of these financial statements.

15

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Angel Oak Mortgage Trust LLC
Series 2025-1, Class A1, 5.69%, 01/25/2070(b)(c)	$8,486,877	$8,539,035
Series 2025-2, Class A1, 5.64%, 02/25/2070(b)(c)	9,101,788	9,151,852
Series 2025-3, Class A1, 5.42%, 03/25/2070(b)(c)	6,988,347	7,006,704
Series 2025-4, Class A1, 5.86%, 04/25/2070(b)(c)	7,546,400	7,607,925
Series 2025-7, Class A1, 5.51%, 06/25/2070(b)(c)	7,026,048	7,054,677
BRAVO Residential Funding Trust
Series 2024-NQM5, Class A1, 5.80%, 06/25/2064(b)(c)	714,739	718,924
Series 2025-NQM1, Class A1, 5.60%, 12/25/2064(b)(c)	12,023,388	12,084,621
Series 2025-NQM3, Class A1, 5.57%, 03/25/2065(b)(c)	5,525,955	5,553,524
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065(b)(c)	5,454,570	5,484,957
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.12%, 04/15/2042(b)(d)	8,725,000	8,852,488
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069(b)(c)	3,378,829	3,389,322
Federal Home Loan Mortgage Corp.
Series 2025-2, Class A1, 3.00%, 10/25/2035	7,779,189	7,250,647
Series K-159, Class A2, 4.50%, 07/25/2033(d)	1,500,000	1,501,574
Series K756, Class A2, 4.96%, 05/25/2031	26,400,000	27,175,368
Series K764, Class A2, 4.12%, 12/25/2032(d)	31,940,000	31,379,971
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	25,499,329	21,955,152
GCAT, Series 2026-NQM2, Class A1A, 5.45%, 02/25/2071(b)(c)	10,700,000	10,719,263
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, 06/25/2065(b)(c)	2,722,670	2,739,793
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/2040(b)(d)	3,500,000	3,584,445
JP Morgan Mortgage Trust
Series 2024-NQM1, Class A1, 5.59%, 02/25/2064(b)(c)	2,917,437	2,930,265
Series 2025-NQM1, Class A1, 5.59%, 06/25/2065(b)(c)	3,718,919	3,736,799
LHOME Mortgage Trust, Series 2025-RTL1, Class A1, 5.65%, 01/25/2040(b)(c)	3,500,000	3,514,341

	Par	Value
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(b)	$4,880,000	$4,524,560
Onslow Bay Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064(b)(d)	3,840,666	3,858,556
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065(b)(c)	3,969,686	3,985,298
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065(b)(d)	8,048,485	8,014,225
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064(b)(c)	9,404,428	9,455,187
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064(b)(c)	2,293,079	2,307,304
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055(b)(c)	9,964,376	9,993,250
Series 2026-NQM1, Class A1A, 4.85%, 11/25/2065(b)(c)	10,059,758	9,998,026
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060(b)(c)	7,629,534	7,677,980
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class A, 5.39%, 11/13/2041(b)	5,156,000	5,245,844
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(b)	1,010,000	899,354
Velocity Commercial Capital Loan Trust, Series 2025-5, Class A, 5.32%, 12/25/2055(b)(d)	1,539,183	1,527,003
Velocity Commercial Capital Loan Trust 2024-1, Series 2025-1, Class A, 6.03%, 02/25/2055(b)(d)	2,183,131	2,200,675
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $281,017,371)		280,599,302
BANK LOANS - 7.6%
Communications - 0.1%
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.42% (1 mo. Term SOFR + 4.75%), 03/15/2030	4,750,000	4,689,153
Consumer Discretionary - 1.9%
1011778 BC ULC, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 09/23/2030	5,846,631	5,840,814
Allied Universal Holdco LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 08/20/2032	3,482,500	3,486,853
Caesars Entertainment, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 02/06/2031	7,025,165	6,840,755
Chariot Buyer LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 09/08/2032	11,667,227	11,574,473

The accompanying notes are an integral part of these financial statements.

16

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer Discretionary - (Continued)
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 05/30/2031	$7,527,505	$7,046,045
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 05/04/2028	4,289,169	4,290,799
Six Flags Entertainment Corp., Senior Secured First Lien, 5.67% (1 mo. SOFR US + 2.00%), 05/01/2031	2,416,759	2,383,529
Wand NewCo 3, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 01/30/2031	5,301,628	5,265,471
Whatabrands LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 08/03/2028	10,954,396	10,949,521
		57,678,260
Energy - 0.4%
Colossus Acquireco LLC, Senior Secured First Lien, 5.38% (SOFR + 1.75%), 07/30/2032	11,790,750	11,765,872
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 5.93% (1 mo. SOFR US + 2.25%), 10/05/2028	2,133,796	2,139,130
		13,905,002
Financials - 1.1%
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 06/16/2031	9,057,481	8,849,748
CoreLogic, Inc., Senior Secured First Lien, 7.40% (1 mo. SOFR US + 3.50%), 06/02/2028	8,758,388	8,397,148
Focus Financial Partners LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 09/15/2031	5,236,842	5,079,449
IMA Financial Group, Inc., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 11/01/2028	5,905,774	5,861,481
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 06/17/2032	5,336,591	4,936,347
		33,124,173
Health Care - 0.5%
Hopper Merger Sub, Inc., Senior Secured First Lien, 6.67% (1 mo. Term SOFR + 2.25%), 01/14/2033	7,750,000	7,667,191
Medline Borrower LP, Senior Secured First Lien
5.42% (1 mo. SOFR US + 1.75%), 10/23/2028	748,656	750,622

	Par	Value
5.42% (1 mo. SOFR US + 1.75%), 10/23/2030	$7,629,034	$7,646,886
		16,064,699
Industrials - 2.1%
Azuria Water Solutions, Inc., Senior Secured First Lien, 6.68% (1 mo. Term SOFR + 2.75%), 01/27/2033	13,900,000	13,795,750
BCPE Empire Holdings, Inc., Senior Secured First Lien
6.92% (1 mo. SOFR US + 3.25%), 12/26/2030	12,319,024	12,154,749
7.17% (1 mo. SOFR US + 3.50%), 12/29/2032	2,666,667	2,630,013
Chart Industries, Inc., Senior Secured First Lien, 6.16% (3 mo. SOFR US + 2.50%), 03/18/2030	3,844,231	3,846,634
Dycom Industries, Inc., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 01/27/2033	3,800,000	3,819,798
Indicor LLC, Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 11/23/2029	7,637,663	7,646,676
Kaman Corp., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 02/26/2032	2,989	2,993
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.38% (6 mo. SOFR US + 2.75%), 04/30/2030	9,352,956	9,383,493
TransDigm, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 02/28/2031	13,110,638	13,127,158
		66,407,264
Materials - 0.2%
Proampac PG Borrower LLC, Senior Secured First Lien, 7.78% (1 mo. SOFR US + 4.00%), 03/07/2033	5,319,758	5,150,856
		5,150,856
Technology - 1.3%
Central Parent LLC, Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 07/06/2029	6,146,649	4,403,090
Dayforce Bidco LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/04/2033	3,900,000	3,699,579
Epicor Software Corp., Senior Secured First Lien, 6.17% (1 mo. Term SOFR + 2.75%), 05/30/2031	3,983,859	3,913,404
Polaris Newco LLC, Senior Secured First Lien, 8.04% (3 mo. SOFR US + 4.00%), 06/05/2028	6,384,113	5,635,990
Proofpoint, Inc., Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 08/31/2028	10,323,664	10,009,670
RealPage, Inc., Senior Secured First Lien, 7.08% (3 mo. SOFR US + 3.00%), 04/24/2028	6,221,344	5,974,232

The accompanying notes are an integral part of these financial statements.

17

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - (Continued)
UKG, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 02/10/2031	$6,328,728	$6,056,214
		39,692,179
TOTAL BANK LOANS (Cost $241,693,837)		236,711,586
ASSET-BACKED SECURITIES - 5.7%
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 08/18/2027	812,221	809,183
Consolidated Communications LLC
Series 2026-1A, Class A2, 5.08%, 03/20/2056(b)	8,250,000	8,174,399
Series 2026-1A, Class C, 7.03%, 03/20/2056(b)	3,500,000	3,453,105
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032(b)	2,089,025	2,099,397
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64%, 07/16/2029(b)	4,775,000	4,780,744
GreenSky LLC
Series 2025-1A, Class A4, 5.22%, 03/25/2060(b)	824,441	831,711
Series 2025-2A, Class A3, 5.02%, 06/25/2060(b)	2,100,000	2,117,734
Series 2025-3A, Class A2, 4.59%, 12/27/2060(b)	5,550,000	5,509,864
Hilton Grand Vacations, Inc.
Series 2024-2A, Class A, 5.50%, 03/25/2038(b)	1,596,591	1,621,535
Series 2024-3A, Class A, 4.98%, 08/27/2040(b)	706,337	707,758
Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.22%, 02/25/2056(b)	3,400,000	3,410,304
Landmark Infrastructure Partners LP, Series 2025-1A, Class A, 5.52%, 09/15/2055(b)	3,450,000	3,462,549
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037(b)	92,755	89,357
Series 2023-1A, Class A, 4.93%, 10/20/2040(b)	687,995	689,186
Metronet Systems Holdings LLC, Series 2026-1A, Class A2, 5.27%, 04/20/2056(b)	6,650,000	6,669,536
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050(b)	2,706,334	2,667,863
MVW Owner Trust, Series 2024-2A, Class A, 4.43%, 03/20/2042(b)	1,277,512	1,270,382

	Par	Value
Navient Student Loan Trust
Series 2019-EA, Class A2A, 2.64%, 05/15/2068(b)	$226,025	$222,985
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(b)	1,763,312	1,563,514
Series 2020-A, Class A2A, 2.46%, 11/15/2068(b)	296,625	279,190
Series 2020-BA, Class A2, 2.12%, 01/15/2069(b)	1,869,579	1,761,172
Series 2020-CA, Class A2A, 2.15%, 11/15/2068(b)	270,473	260,026
Series 2020-EA, Class A, 1.69%, 05/15/2069(b)	6,655,898	6,204,744
Series 2020-FA, Class A, 1.22%, 07/15/2069(b)	299,102	281,929
Series 2020-GA, Class A, 1.17%, 09/16/2069(b)	241,396	225,987
Series 2020-HA, Class A, 1.31%, 01/15/2069(b)	409,661	385,846
Series 2021-1A, Class A1A, 1.31%, 12/26/2069(b)	970,167	813,058
Series 2021-A, Class A, 0.84%, 05/15/2069(b)	319,372	290,435
Series 2021-BA, Class A, 0.94%, 07/15/2069(b)	1,153,716	1,051,466
Series 2022-A, Class A, 2.23%, 07/15/2070(b)	7,169,514	6,506,562
Series 2022-BA, Class A, 4.16%, 10/15/2070(b)	10,179,176	9,872,390
Series 2023-A, Class A, 5.51%, 10/15/2071(b)	5,775,681	5,851,356
Series 2024-A, Class A, 5.66%, 10/15/2072(b)	8,515,328	8,644,776
Series 2025-A, Class A, 5.02%, 07/15/2055(b)	8,802,725	8,787,404
Series 2025-B, Class A, 4.72%, 09/15/2055(b)	1,857,797	1,839,929
Nelnet Student Loan Trust, Series 2025-DA, Class A1A, 4.65%, 08/20/2054(b)	3,843,099	3,801,814
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/2035(b)	817,573	817,169
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033(b)	1,073,687	1,072,494
Pagaya AI Debt Selection Trust, Series 2025-1, Class B, 5.63%, 07/15/2032(b)	833,869	834,753
Pretium Mortgage Credit Partners LLC, Series 2025-RPL1, Class A1, 4.00%, 07/25/2069(b)(c)	4,838,014	4,733,763
REDAPTIVE EAAS ISSUER LLC, Series 2025-1A, Class A, 5.94%, 03/25/2042(b)	1,559,558	1,569,723

The accompanying notes are an integral part of these financial statements.

18

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037(b)	$1,070,194	$1,092,074
SLM Student Loan Trust, Series 2004-3A, Class A6B, 4.70% (90 day avg SOFR US + 0.81%), 10/25/2064(b)	814,209	800,828
SMB Private Education Loan Trust
Series 2017-B, Class A2A, 2.82%, 10/15/2035(b)	25,385	25,305
Series 2018-A, Class A2A, 3.50%, 02/15/2036(b)	391,737	388,927
Series 2018-B, Class A2A, 3.60%, 01/15/2037(b)	122,030	121,264
Series 2018-C, Class A2A, 3.63%, 11/15/2035(b)	188,428	186,604
Series 2019-A, Class A2A, 3.44%, 07/15/2036(b)	302,911	300,102
Series 2020-A, Class A2A, 2.23%, 09/15/2037(b)	1,557,799	1,510,527
Series 2020-B, Class A1A, 1.29%, 07/15/2053(b)	740,824	697,415
Series 2021-A, Class A2A2, 4.52% (1 mo. Term SOFR + 0.84%), 01/15/2053(b)	393,161	387,208
Series 2021-A, Class APT2, 1.07%, 01/15/2053(b)	1,831,871	1,675,881
Series 2021-E, Class A1A, 1.68%, 02/15/2051(b)	1,099,738	1,045,305
Series 2022-B, Class A1A, 3.94%, 02/16/2055(b)	6,186,575	5,985,936
Series 2022-C, Class A1A, 4.48%, 05/16/2050(b)	1,509,540	1,494,798
Series 2023-C, Class A1A, 5.67%, 11/15/2052(b)	3,335,822	3,401,747
Series 2024-A, Class A1A, 5.24%, 03/15/2056(b)	5,497,887	5,524,071
Series 2024-C, Class A1A, 5.50%, 06/17/2052(b)	5,801,915	5,890,023
Series 2024-F, Class A1A, 5.06%, 03/16/2054(b)	8,354,385	8,383,624
Series 2026-A, Class A1A, 4.68%, 12/15/2053(b)	6,150,000	6,071,530
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(b)	357,358	347,055
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(b)	572,040	550,495
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038(b)	3,550,000	3,585,718
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/2047(b)	2,173,707	2,175,448
Veros Automobile Receivables Trust, Series 2026-1, Class B, 4.84%, 05/15/2029(b)	3,649,000	3,632,060

	Par	Value
Vertical Bridge Holdings LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	$6,350,000	$6,206,716
TOTAL ASSET-BACKED SECURITIES (Cost $177,935,848)		177,517,753
COLLATERALIZED LOAN OBLIGATIONS - 1.1%
Aimco CDO
Series 2018-BA, Class ARR, 5.17% (3 mo. Term SOFR + 1.50%), 04/16/2037(b)	7,000,000	7,000,350
Series 2019-10A, Class ARR, 5.08% (3 mo. Term SOFR + 1.41%), 07/22/2037(b)	5,000,000	5,005,708
Basswood Park CLO Ltd., Series 2021-1A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 04/20/2034(b)	3,125,000	3,120,969
Dryden Senior Loan Fund
Series 2018-55A, Class C, 5.83% (3 mo. Term SOFR + 2.16%), 04/15/2031(b)	1,000,000	1,004,323
Series 2018-64A, Class B, 5.33% (3 mo. Term SOFR + 1.66%), 04/18/2031(b)	1,600,000	1,598,140
Flatiron CLO Ltd., Series 2024-1A, Class A1R, 4.75% (3 mo. Term SOFR + 1.08%), 07/15/2036(b)	3,450,000	3,446,610
Neuberger Berman CLO Ltd., Series 2021-43A, Class BR, 5.12% (3 mo. Term SOFR + 1.45%), 07/17/2036(b)	4,500,000	4,501,333
OCP CLO Ltd., Series 2023-29A, Class BR, 5.22% (3 mo. Term SOFR + 1.55%), 01/20/2036(b)	2,750,000	2,744,500
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2R, 4.97% (3 mo. Term SOFR + 1.30%), 07/24/2031(b)	6,000,000	5,990,974
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $34,425,000)		34,412,907
U.S. GOVERNMENT AGENCY ISSUES - 0.4%
SBA Office of Investments and Innovation
Series 2024-10A, Class 1, 5.04%, 03/10/2034	8,574,834	8,607,318
Series 2025-10B, Class 1, 4.53%, 09/10/2035	2,996,915	2,983,275
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $11,571,749)		11,590,593

The accompanying notes are an integral part of these financial statements.

19

ARISTOTLE CORE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.9%
Money Market Funds - 4.9%
GS Financial Square Government Fund - Institutional Class, 3.56%(e)	151,861,706	$151,861,706
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $151,861,706)		151,861,706
TOTAL INVESTMENTS - 103.1% (Cost $3,266,300,878)		$3,210,529,538
Money Market Deposit Account - 2.9%(f)		91,689,585
Liabilities in Excess of Other Assets - (6.0)%		(189,338,758)
TOTAL NET ASSETS - 100.0%		$3,112,880,365

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $148,053,703.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $820,435,456 or 26.4% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

20

ARISTOTLE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
BANK LOANS - 87.0%
Communications - 3.5%
Arches Buyer, Inc., Senior Secured First Lien, 7.12% (1 mo. SOFR US + 3.25%), 12/06/2027	$29,452,270	$29,387,916
Speedster Bidco GmbH, Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 12/11/2031	19,621	17,801
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.42% (1 mo. SOFR US + 4.75%), 03/15/2030	20,693,951	20,428,862
Zayo Group Holdings, Inc., Senior Secured First Lien
6.78% (or 0.00% PIK) (1 mo. SOFR US + 3.00%), 03/11/2030	71,518,235	70,352,130
6.90% (or 0.00% PIK) (1 mo. SOFR US + 3.00%), 03/11/2030	1,368,219	1,345,910
		121,532,619
Consumer Discretionary - 15.9%
Allied Universal Holdco LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 08/20/2032	85,380,176	85,486,901
Alterra Mountain Co., Senior Secured First Lien
6.17% (1 mo. SOFR US + 2.50%), 08/17/2028	54,871,164	54,922,742
6.17% (1 mo. SOFR US + 2.50%), 05/31/2030	9,433,831	9,445,624
Anticimex Global AB, Senior Secured First Lien, 6.53% (SOFR + 2.90%), 11/17/2031	38,963,804	39,073,487
Belron Finance 2019 LLC, Senior Secured First Lien, 5.66% (3 mo. SOFR US + 2.00%), 10/16/2031	18,385,144	18,401,231
Bulldog Purchaser, Inc., Senior Secured First Lien, 6.91% (3 mo. SOFR US + 3.25%), 02/07/2033	2,325,000	2,324,128
Caesars Entertainment, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 02/06/2030	996,923	970,754
Chariot Buyer LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 09/08/2032	52,613,139	52,194,865
CNT Holdings I Corp., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 11/08/2032	4,987,406	4,990,897

	Par	Value
Fertitta Entertainment LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 01/29/2029	$27,162,968	$26,687,616
Garda World Security Corp., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 02/01/2029	9,276,574	9,230,191
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 05/30/2031	42,239,191	39,537,572
Great Outdoors Group LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 01/23/2032	19,497,298	19,489,986
Groundworks LLC, Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 03/14/2031	11,791,139	11,772,686
JELD-WEN, Inc., Senior Secured First Lien, 5.90% (1 mo. SOFR US + 2.00%), 07/28/2028	5,905,274	4,707,832
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 05/04/2028	31,330,482	31,342,388
MIC Glen LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 07/21/2028	9,912,563	9,952,213
Pacific Bells LLC, Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 11/10/2028	3,233,750	3,244,535
PetSmart LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 08/18/2032	3,250,000	3,216,800
PPV Intermediate Holdings II LLC, Senior Secured First Lien, 9.42% (or 0.00% PIK) (3 mo. SOFR US + 5.75%), 08/31/2029	10,123,106	9,768,797
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 12/15/2028	1,541,962	1,444,308
Tacala Investment Corp., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 01/31/2031	3,465,000	3,469,019
TRQ Sales LLC, Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 12/30/2032	10,671,358	10,364,609
Wand NewCo 3, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 01/30/2031	27,694,070	27,505,197
Weber-Stephen Products LLC, Senior Secured First Lien, 7.41% (3 mo. SOFR US + 3.75%), 10/01/2032	35,952,561	35,242,498

The accompanying notes are an integral part of these financial statements.

21

ARISTOTLE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer Discretionary - (Continued)
Whatabrands LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 08/03/2028	$41,464,572	$41,446,120
		556,232,996
Consumer Staples - 0.5%
Pegasus Bidco BV, Senior Secured First Lien, 6.40% (3 mo. Term SOFR + 2.75%), 07/12/2029	11,150,000	11,136,063
Snacking Investments US LLC, Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 10/29/2032	6,250,000	6,261,062
		17,397,125
Energy - 0.0%(a)
Colossus Acquireco LLC, Senior Secured First Lien, 5.38% (SOFR + 1.75%), 07/30/2032	1,250,000	1,247,363
Financials - 23.1%(b)
Acrisure LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 11/06/2030	54,395,649	52,804,576
Acuren Delaware Holdco, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 07/30/2031	4,324,648	4,326,162
Alera Group, Inc., Senior Secured Second Lien, 9.18% (1 mo. SOFR US + 5.50%), 05/31/2033	65,778,384	63,722,810
Alera Group, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 05/28/2032	2,758,063	2,680,795
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
6.37% (6 mo. SOFR US + 2.75%), 02/18/2031	15,835,044	15,488,731
6.45% (3 mo. SOFR US + 2.75%), 02/18/2031	766,915	750,143
Ascensus Holdings, Inc., Senior Secured Second Lien, 8.92% (1 mo. SOFR US + 5.25%), 11/25/2033	33,500,000	34,002,500
Ascensus Holdings, Inc., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 08/02/2028	18,134,047	17,873,370
BCP VI Summit Holdings LP, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 01/30/2032	2,950,000	2,951,844
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 06/16/2031	65,042,384	63,550,637

	Par	Value
CFC USA 2025 LLC, Senior Secured First Lien, 7.16% (3 mo. SOFR US + 3.50%), 07/01/2032	$33,804,178	$32,452,011
CoreLogic, Inc., Senior Secured Second Lien, 10.40% (1 mo. SOFR US + 6.50%), 06/04/2029	61,207,579	57,229,392
CoreLogic, Inc., Senior Secured First Lien, 7.40% (1 mo. SOFR US + 3.50%), 06/02/2028	58,843,215	56,416,227
CRC Insurance Group LLC, Senior Secured Second Lien, 8.45% (3 mo. SOFR US + 4.75%), 05/06/2032	124,816,228	124,036,126
Deerfield Dakota Holding, LLC, Senior Secured First Lien
6.70% (3 mo. SOFR US + 3.00%), 09/13/2032	52,000,000	51,870,000
6.70% (or 0.00% PIK) (3 mo. SOFR US + 3.00%), 09/13/2032	436,944	435,852
Focus Financial Partners LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 09/15/2031	39,874,811	38,676,373
Goosehead Insurance Holdings LLC, Senior Secured First Lien, 6.68% (1 mo. SOFR US + 3.00%), 01/08/2032	16,758,253	16,423,088
Hyperion Refinance Sarl, Senior Secured First Lien
6.42% (1 mo. SOFR US + 2.75%), 04/18/2030	68,735,862	67,242,907
6.42% (1 mo. SOFR US + 2.75%), 02/15/2031	7,979,899	7,748,682
IMA Financial Group, Inc., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 11/01/2028	31,128,455	30,894,991
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 06/17/2032	69,839,212	64,601,271
		806,178,488
Health Care - 10.9%
Alkermes, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 08/12/2031	7,350,000	7,414,349
Amneal Pharmaceuticals LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 08/01/2032	3,640,852	3,657,546
Bausch + Lomb Corp., Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 01/15/2031	44,019,724	44,171,152

The accompanying notes are an integral part of these financial statements.

22

ARISTOTLE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Health Care - (Continued)
BioMarin Pharmaceutical, Inc., Senior Secured First Lien, 5.42% (1 mo. Term SOFR + 1.75%), 01/29/2033	$40,850,000	$40,799,142
Covetrus, Inc., Senior Secured First Lien, 8.70% (3 mo. SOFR US + 5.00%), 10/15/2029	73,820,127	68,988,230
Curium Bidco Sarl, Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 08/07/2031	29,294,414	29,276,106
Cvet Midco 2 LP, Senior Secured First Lien, 8.66% (3 mo. SOFR US + 5.00%), 10/14/2029	19,250,000	17,989,991
Gainwell Acquisition Corp., Senior Secured First Lien, 7.90% (3 mo. SOFR US + 4.00%), 10/01/2027	97,654,985	95,010,488
Hopper Merger Sub, Inc., Senior Secured First Lien, 6.67% (1 mo. Term SOFR + 2.25%), 01/14/2033	73,750,000	72,961,981
		380,268,985
Industrials - 18.1%
Apple Bidco LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 09/23/2031	9,200,667	9,216,492
Arcline FM Holdings LLC, Senior Secured First Lien, 6.42% (3 mo. Term SOFR + 2.75%), 06/24/2030	1,500,000	1,504,170
Arcwood Environmental, Inc., Senior Secured First Lien, 6.68% (3 mo. SOFR US + 3.00%), 03/16/2032	4,200,000	4,210,500
Azuria Water Solutions, Inc., 6.68% (1 mo. Term SOFR + 2.75%), 01/27/2033	16,150,000	16,028,875
BCPE Empire Holdings, Inc., Senior Secured First Lien
6.92% (1 mo. SOFR US + 3.25%), 12/26/2030	1,615,815	1,594,268
7.17% (1 mo. SOFR US + 3.50%), 12/29/2032	45,675,000	45,047,197
Brown Group Holding LLC, Senior Secured First Lien
6.17% (1 mo. SOFR US + 2.50%), 07/01/2031	11,106,739	11,135,877
6.17% (3 mo. SOFR US + 2.50%), 07/01/2031	5,515,699	5,531,225
6.17% (3 mo. SOFR US + 2.50%), 07/01/2031	3,559,101	3,569,120
Columbus McKinnon Corp., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 02/03/2033	15,852,349	15,812,718

	Par	Value
DG Investment Intermediate Holdings 2, Inc., Senior Secured Second Lien, 9.17% (1 mo. SOFR US + 5.50%), 07/29/2033	$11,475,000	$11,245,500
DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 07/12/2032	4,850,313	4,853,344
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 10.22% (3 mo. SOFR US + 6.00%), 05/21/2029	16,010,679	16,080,725
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 11/26/2032	4,323,977	4,347,759
FCG Acquisitions, Inc., Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 03/07/2033	38,413,764	38,461,782
Filtration Group Corp., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 10/23/2028	57,840,265	57,932,215
Goat Holdco LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 01/27/2032	2,314,770	2,314,770
Green Infrastructure Partners, Inc., Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 09/24/2032	4,125,000	4,125,000
Icebox Holdco III, Inc., Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 12/22/2028	5,646,777	5,662,080
Icebox Holdco III, Inc., Senior Secured Second Lien, 10.20% (3 mo. SOFR US + 6.50%), 12/24/2029	19,789,641	19,975,268
Indicor LLC, Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 11/23/2029	42,644,607	42,694,928
Jupiter Buyer, Inc., Senior Secured First Lien, 7.70% (3 mo. SOFR US + 4.00%), 11/03/2031	3,850,000	3,857,238
Kaman Corp., Senior Secured First Lien
6.15% (3 mo. SOFR US + 2.50%), 02/26/2032	952,232	953,689
6.15% (3 mo. SOFR US + 2.50%), 02/26/2032	909,578	910,969
6.17% (1 mo. SOFR US + 2.50%), 02/26/2032	19,614,798	19,644,809
Karman Holdings, Inc., Senior Secured First Lien, 6.46% (3 mo. SOFR US + 2.75%), 04/01/2032	14,919,365	14,947,413

The accompanying notes are an integral part of these financial statements.

23

ARISTOTLE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrials - (Continued)
Merlin Buyer, Inc., Senior Secured First Lien, 7.67%, (SOFR + 4.00%), 03/25/2033	$5,700,000	$5,714,250
Pinnacle Buyer LLC, Senior Secured First Lien
6.16% (3 mo. SOFR US + 2.50%), 10/01/2032	10,875,968	10,901,472
7.22% (1 mo. Term SOFR + 2.50%), 10/01/2032(c)	2,096,774	2,101,691
Pro Mach Group, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 10/16/2032	4,176,064	4,173,663
Radwell Parent LLC, Senior Secured First Lien, 9.20% (3 mo. SOFR US + 5.50%), 04/01/2029	9,001,352	8,978,848
Signia Aerospace LLC, Senior Secured First Lien
6.42% (3 mo. SOFR US + 2.75%), 12/11/2031	9,021	9,055
6.45% (3 mo. SOFR US + 2.75%), 12/11/2031	123	123
STS Operating, Inc., Senior Secured First Lien, 7.77% (1 mo. SOFR US + 4.00%), 03/25/2031	11,964,020	11,977,719
TK Elevator US Newco, Inc., Senior Secured First Lien
6.38% (6 mo. SOFR US + 2.75%), 04/30/2030	56,111,247	56,294,450
6.43% (1 mo. Term SOFR + 2.75%), 04/30/2030	18,850,000	18,901,084
TransDigm, Inc., Senior Secured First Lien
6.17% (1 mo. SOFR US + 2.50%), 01/20/2032	11,375,073	11,387,187
6.17% (1 mo. SOFR US + 2.50%), 08/19/2032	66,293,063	66,366,317
6.17% (1 mo. SOFR US + 2.50%), 02/10/2033	29,000,000	29,047,125
TransDigm, Inc., First Lien, 6.17% (3 mo. Term SOFR + 2.50%), 02/28/2031	4,322,058	4,327,504
Victory Buyer, LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 02/14/2033	7,750,000	7,768,600
VSE Corp., Senior Secured First Lien, 5.69%, (SOFR + 2.00%), 03/17/2033	30,900,000	30,906,489
		630,513,508
Materials - 2.4%
Charter Next Generation, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 12/02/2030	997,368	992,661

	Par	Value
Nouryon Finance BV, Senior Secured First Lien
6.92% (3 mo. SOFR US + 3.25%), 04/03/2028	$16,561,220	$16,278,355
7.04% (6 mo. SOFR US + 3.25%), 04/03/2028	27,547,330	27,065,252
Proampac PG Borrower LLC, Senior Secured First Lien, 7.78% (1 mo. SOFR US + 4.00%), 03/07/2033	27,218,510	26,354,322
Windsor Holdings III LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 08/01/2030	12,601,943	12,440,512
		83,131,102
Technology - 12.6%
Applied Systems, Inc., Senior Secured Second Lien, 8.17% (3 mo. SOFR US + 4.50%), 02/23/2032	34,625,000	34,300,390
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 11/25/2031	23,447,063	22,797,345
CACI International, Inc., Senior Secured First Lien, 5.42% (1 mo. Term SOFR + 1.75%), 03/09/2033	6,850,000	6,856,439
Central Parent LLC, Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 07/06/2029	12,936,198	9,266,716
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.42% (1 mo. SOFR US + 4.75%), 11/22/2032	84,347,692	81,026,502
Peraton Corp., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.75%), 02/01/2028	10,420,000	8,917,801
Polaris Newco LLC, Senior Secured First Lien, 8.04% (3 mo. SOFR US + 4.00%), 06/05/2028	45,214,807	39,916,310
Proofpoint, Inc., Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 08/31/2028	127,329,929	123,457,189
RealPage, Inc., Senior Secured First Lien
7.08% (3 mo. SOFR US + 3.00%), 04/24/2028	32,852,499	31,547,597
7.45% (3 mo. SOFR US + 3.75%), 04/24/2028	76,398,868	74,403,330
Skopima Consilio Parent LLC, Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 05/17/2028	9,256,649	7,286,695

The accompanying notes are an integral part of these financial statements.

24

ARISTOTLE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - (Continued)
UKG, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 02/10/2031	$3,841	$3,676
		439,779,990
TOTAL BANK LOANS (Cost $3,075,022,479)		3,036,282,176
CORPORATE BONDS - 6.5%
Consumer Discretionary - 1.0%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(d)	5,475,000	5,649,570
PetSmart LLC / PetSmart Finance Corp., 7.50%, 09/15/2032(d)	19,945,000	20,056,991
Wand NewCo 3, Inc., 7.63%, 01/30/2032(d)	6,695,550	6,849,762
		32,556,323
Financials - 4.3%(b)
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027(d)	88,326,000	88,313,016
7.38%, 10/01/2032(d)	47,135,000	46,743,836
CoreLogic, Inc., 4.50%, 05/01/2028(d)	13,505,000	12,691,037
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032(d)	3,500,000	3,282,527
		151,030,416
Industrials - 0.9%
Columbus McKinnon Corp., 7.13%, 02/01/2033(d)	6,400,000	6,403,040
Goat Holdco LLC, 6.75%, 02/01/2032(d)	25,184,000	25,360,137
		31,763,177
Technology - 0.3%
Ellucian Holdings, Inc., 6.50%, 12/01/2029(d)	11,125,000	10,894,310
TOTAL CORPORATE BONDS (Cost $227,786,936)		226,244,226
	Shares
EXCHANGE TRADED FUNDS - 3.0%
Invesco Senior Loan ETF(e)	1,659,072	33,861,660
iShares iBoxx USD High Yield Corporate Bond ETF(e)	222,000	17,662,320
State Street Blackstone Senior Loan ETF(e)	883,453	35,461,803
State Street SPDR Bloomberg High Yield Bond ETF(e)	185,000	17,708,200
TOTAL EXCHANGE TRADED FUNDS (Cost $103,176,577)		104,693,983

	Par/Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.4%
Money Market Funds - 0.2%
GS Financial Square Government Fund - Institutional Class, 3.56%(f)	$8,557,595	$8,557,595
Repurchase Agreements - 2.2%
Clear Street LLC, 3.69%, dated 03/31/2026, matures 04/01/2026, maturity value $75,007,688 (collateralized by Various mortgage backed securities: maturing between 12/1/2030-3/15/2061 and coupon rates between 1.90%-7.00%, total value $76,149,167)	75,000,000	75,000,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $83,557,595)		83,557,595
TOTAL INVESTMENTS - 98.9% (Cost $3,489,543,587)		$3,450,777,980
Money Market Deposit Account - 7.9%(g)		276,988,201
Liabilities in Excess of Other Assets - (6.8)%		(238,095,175)
TOTAL NET ASSETS - 100.0%		$3,489,671,006

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CFC - Cooperative Finance Corporation
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Represents less than 0.05% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
As of March 31, 2026, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $226,244,226 or 6.5% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

25

ARISTOTLE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
(f)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $82,211,405.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

26

ARISTOTLE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 98.6%
Communication Services - 12.8%
Alphabet, Inc. - Class A	49,221	$14,153,991
Meta Platforms, Inc. - Class A	14,511	8,302,178
Netflix, Inc.(a)	33,731	3,243,236
Take-Two Interactive Software, Inc.(a)	11,735	2,317,662
		28,017,067
Consumer Discretionary - 11.8%
Amazon.com, Inc.(a)	76,571	15,947,442
Home Depot, Inc.	12,622	4,151,250
O’Reilly Automotive, Inc.(a)	32,677	3,016,414
Tesla, Inc.(a)	7,863	2,923,070
		26,038,176
Consumer Staples - 3.4%
Costco Wholesale Corp.	4,034	4,019,598
Darling Ingredients, Inc.(a)	56,128	3,471,517
		7,491,115
Energy - 0.5%
Antero Resources Corp.(a)	24,555	1,042,114
Financials - 4.6%
Coinbase Global, Inc. - Class A(a)	3,657	638,549
S&P Global, Inc.	4,223	1,796,211
Visa, Inc. - Class A	25,663	7,756,385
		10,191,145
Health Care - 9.4%
Adaptive Biotechnologies Corp.(a)	215,088	2,985,422
Bio-Techne Corp.	61,083	3,192,198
Dexcom, Inc.(a)	18,208	1,143,462
Eli Lilly & Co.	4,505	4,143,564
Guardant Health, Inc.(a)	48,847	4,511,997
Immunome, Inc.(a)	24,121	527,526
Olema Pharmaceuticals, Inc.(a)	23,148	345,137
Revolution Medicines, Inc.(a)	10,816	1,051,856
Tempus AI, Inc. - Class A(a)(b)	18,599	841,047
Vertex Pharmaceuticals, Inc.(a)	4,265	1,904,493
		20,646,702
Industrials - 7.0%
AMETEK, Inc.	15,813	3,389,675
Comfort Systems USA, Inc.	1,279	1,763,728
Howmet Aerospace, Inc.	6,058	1,396,127
Norfolk Southern Corp.	8,917	2,559,179
Quanta Services, Inc.	8,517	4,676,003
Uber Technologies, Inc.(a)	21,145	1,520,960
		15,305,672
Information Technology - 49.1%(c)
Advanced Micro Devices, Inc.(a)	7,788	1,584,313
Amphenol Corp. - Class A	16,487	2,083,132
Analog Devices, Inc.	14,442	4,594,578
Apple, Inc.	80,941	20,542,016

	Shares	Value
Broadcom, Inc.	34,385	$10,642,501
Crowdstrike Holdings, Inc. - Class A(a)	7,189	2,806,658
HubSpot, Inc.(a)	4,149	1,012,771
KLA Corp.	3,597	5,296,259
Microsoft Corp.	55,874	20,682,879
NVIDIA Corp.	184,558	32,186,915
Oracle Corp.	19,191	2,823,188
Shopify, Inc. - Class A(a)	15,649	1,856,284
Snowflake, Inc.(a)	10,997	1,658,568
		107,770,062
TOTAL COMMON STOCKS (Cost $140,169,759)		216,502,053
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate - 0.5%
Prologis, Inc.	7,501	991,482
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $907,654)		991,482
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
Money Market Funds - 0.3%
GS Financial Square Government Fund - Institutional Class, 3.56%(d)	740,430	740,430
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $740,430)		740,430
TOTAL INVESTMENTS - 99.4% (Cost $141,817,843)		$218,233,965
Money Market Deposit Account - 1.0%(e)		2,254,033
Liabilities in Excess of Other Assets - (0.4)%		(994,101)
TOTAL NET ASSETS - 100.0%		$219,493,897

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $773,262.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

27

ARISTOTLE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

28

ARISTOTLE HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
CORPORATE BONDS - 76.9%
Communications - 6.2%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(a)	$375,000	$372,502
APLD ComputeCo LLC, 9.25%, 12/15/2030(a)	500,000	515,601
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	265,000	261,521
6.38%, 09/01/2029(a)	240,000	240,890
4.75%, 03/01/2030(a)	565,000	536,470
4.25%, 02/01/2031(a)	500,000	456,042
4.25%, 01/15/2034(a)(b)	200,000	171,285
Cipher Compute LLC, 7.13%, 11/15/2030(a)	425,000	440,844
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	350,000	368,126
EchoStar Corp., 10.75%, 11/30/2029	500,000	540,433
Flash Compute LLC, 7.25%, 12/31/2030(a)	300,000	302,412
Level 3 Financing, Inc.
6.88%, 06/30/2033(a)	600,000	611,467
7.00%, 03/31/2034(a)	250,000	256,084
8.50%, 01/15/2036(a)	125,000	130,545
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 8.63%, 06/15/2032(a)	125,000	127,400
Univision Communications, Inc.
8.00%, 08/15/2028(a)	475,000	482,387
8.50%, 07/31/2031(a)	200,000	201,131
9.38%, 08/01/2032(a)	125,000	128,920
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	400,000	418,335
WULF Compute LLC, 7.75%, 10/15/2030(a)	250,000	264,329
		6,826,724
Consumer Discretionary - 17.2%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029(a)	315,000	300,918
6.13%, 06/15/2029(a)	175,000	177,928
4.00%, 10/15/2030(a)	400,000	376,180
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	575,000	593,334
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.88%, 06/15/2030(a)	1,075,000	1,090,536
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033(a)	421,620	449,338
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	625,000	646,116
Boyd Gaming Corp., 4.75%, 06/15/2031(a)	562,000	534,838

	Par	Value
Caesars Entertainment, Inc.
7.00%, 02/15/2030(a)	$300,000	$303,850
6.50%, 02/15/2032(a)	150,000	148,374
Carnival Corp.
5.13%, 05/01/2029(a)	50,000	49,660
5.88%, 06/15/2031(a)	725,000	734,368
5.75%, 08/01/2032(a)	250,000	250,231
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(a)	600,000	563,255
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029(a)	425,000	406,433
6.75%, 01/15/2030(a)	330,000	308,490
Ford Motor Co., 3.25%, 02/12/2032	250,000	217,229
Garda World Security Corp., 6.50%, 01/15/2031(a)	800,000	811,666
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031(a)	125,000	120,312
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029(a)	600,000	570,066
6.63%, 01/15/2032(a)	275,000	271,896
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031(a)	250,000	236,605
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)	3,870,000	2,877,016
NCL Corp. Ltd.
5.88%, 01/15/2031(a)	750,000	729,124
6.25%, 09/15/2033(a)	1,225,000	1,189,516
Newell Brands, Inc., 8.50%, 06/01/2028(a)	650,000	671,287
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(a)(b)	1,075,000	1,027,420
Six Flags Entertainment Corp., 7.25%, 05/15/2031(a)	200,000	192,783
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(a)	200,000	200,460
Veritiv Operating Co., 10.50%, 11/30/2030(a)	650,000	676,324
Viking Cruises Ltd.
7.00%, 02/15/2029(a)	90,000	90,211
9.13%, 07/15/2031(a)	425,000	448,579
5.88%, 10/15/2033(a)	275,000	271,707
VT Topco, Inc., 8.50%, 08/15/2030(a)(b)	325,000	330,710
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	534,275	546,580
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031(a)	435,000	456,226
6.25%, 03/15/2033(a)	100,000	99,061
		18,968,627

The accompanying notes are an integral part of these financial statements.

29

ARISTOTLE HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Staples - 4.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/2034(a)	$950,000	$930,616
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029(a)	413,689	441,157
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(a)	165,000	168,117
9.63%, 09/15/2032(a)	500,000	510,486
Froneri Lux FinCo SARL, Senior Secured First Lien, 6.00%, 08/01/2032(a)	500,000	487,986
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033(a)	250,000	252,813
Opal Bidco SAS, 6.50%, 03/31/2032(a)	400,000	400,628
Post Holdings, Inc.
6.38%, 03/01/2033(a)	575,000	566,977
6.50%, 03/15/2036(a)	200,000	196,065
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.25%, 04/01/2029(a)	250,000	250,587
4.38%, 04/30/2029(a)	275,000	267,404
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(a)	950,000	942,413
		5,415,249
Energy - 10.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029(a)	835,000	832,799
6.63%, 02/01/2032(a)	25,000	25,640
5.75%, 10/15/2033(a)	100,000	98,960
5.75%, 07/01/2034(a)	400,000	394,441
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	650,000	663,143
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 02/01/2034(a)	225,000	222,932
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/2033(a)	225,000	229,012
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(a)	315,000	307,346
Crescent Energy Finance LLC, 8.38%, 01/15/2034(a)	850,000	889,329
Enerflex, Inc., 6.88%, 01/15/2031(a)	675,000	689,630
Energy Transfer LP
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	725,000	736,852
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	950,000	939,183
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032(a)	400,000	415,024
Matador Resources Co., 6.00%, 04/15/2034(a)	100,000	99,429

	Par	Value
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	$225,000	$242,126
SM Energy Co., 6.63%, 04/15/2034(a)	200,000	199,595
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(a)	475,000	485,348
5.63%, 03/15/2031(a)	525,000	522,962
5.38%, 07/15/2031(a)	50,000	49,635
7.25%, 05/01/2032(a)	500,000	517,642
5.88%, 03/15/2034(a)	25,000	24,742
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(a)	250,000	221,663
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	275,000	274,129
9.88%, 02/01/2032(a)	1,235,000	1,326,980
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035(a)	125,000	140,175
6.75%, 01/15/2036(a)	300,000	317,941
WBI Operating LLC
6.25%, 10/15/2030(a)	250,000	251,659
6.50%, 10/15/2033(a)	150,000	148,958
		11,267,275
Financials - 15.3%
Acrisure LLC / Acrisure Finance, Inc.
6.00%, 08/01/2029(a)	250,000	235,000
7.50%, 11/06/2030(a)	1,375,000	1,382,327
6.75%, 07/01/2032(a)	325,000	313,493
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028(a)	650,000	653,920
6.50%, 10/01/2031(a)	1,075,000	1,056,937
7.38%, 10/01/2032(a)	275,000	272,718
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	250,000	253,114
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	1,350,000	1,324,023
Asurion LLC/ Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032(a)	200,000	207,658
8.38%, 02/01/2034(a)	200,000	194,315
Banco Mercantil del Norte SA/Grand Cayman, 6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual(a)	300,000	286,138
Barclays PLC
9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	200,000	218,261
7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	625,000	631,347
Burford Capital Global Finance LLC
7.50%, 07/15/2033(a)	1,150,000	958,859
8.50%, 01/15/2034(a)	200,000	172,000
CoreLogic, Inc., 4.50%, 05/01/2028(a)	375,000	352,398

The accompanying notes are an integral part of these financial statements.

30

ARISTOTLE HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032(a)	$1,425,000	$1,336,457
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(a)	125,000	118,093
Iron Mountain, Inc.
4.88%, 09/15/2029(a)	405,000	394,291
4.50%, 02/15/2031(a)	75,000	70,466
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(a)	1,300,000	1,319,861
Kilroy Realty LP, 5.88%, 10/15/2035	900,000	868,217
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	1,500,000	1,505,796
Rocket Cos., Inc.
6.13%, 08/01/2030(a)	325,000	328,200
6.38%, 08/01/2033(a)	350,000	354,198
Royal Bank of Canada, 6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086	650,000	633,887
Ryan Specialty LLC, 5.88%, 08/01/2032(a)	400,000	395,668
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(a)	500,000	492,270
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual(a)	500,000	491,813
		16,821,725
Health Care - 1.7%
Charles River Laboratories International, Inc., 4.00%, 03/15/2031(a)	350,000	325,856
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(a)	100,000	92,247
10.88%, 01/15/2032(a)	160,000	171,858
9.75%, 01/15/2034(a)	150,000	155,868
Medline Borrower LP, 5.25%, 10/01/2029(a)	400,000	396,719
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(a)	250,000	245,856
Tenet Healthcare Corp.
4.63%, 06/15/2028	75,000	74,377
4.25%, 06/01/2029	125,000	121,285
4.38%, 01/15/2030	265,000	256,829
		1,840,895
Industrials - 10.6%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)	350,000	357,972
BWX Technologies, Inc., 4.13%, 04/15/2029(a)	785,000	755,245

	Par	Value
Chart Industries, Inc.
7.50%, 01/01/2030(a)	$400,000	$416,063
9.50%, 01/01/2031(a)	600,000	630,708
Columbus McKinnon Corp., 7.13%, 02/01/2033(a)	350,000	350,166
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(a)	510,000	519,338
EquipmentShare.com, Inc.
9.00%, 05/15/2028(a)	600,000	620,509
8.63%, 05/15/2032(a)	250,000	261,252
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034(a)	425,000	417,370
GFL Environmental, Inc., 4.38%, 08/15/2029(a)	1,200,000	1,168,371
Goat Holdco LLC, 6.75%, 02/01/2032(a)	525,000	528,672
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033(a)	350,000	337,717
Luna 1.5 Sarl, 12.00% (or 12.75% PIK), 07/01/2032(a)	900,000	946,846
Oregon Tool Lux LP, 7.88%, 10/15/2029(a)	642,447	228,069
SPX FLOW, Inc., 8.75%, 04/01/2030(a)	1,000,000	1,021,880
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	90,000	89,830
TransDigm, Inc.
6.75%, 08/15/2028(a)	325,000	329,352
6.38%, 03/01/2029(a)	525,000	535,454
6.88%, 12/15/2030(a)	175,000	179,426
6.63%, 03/01/2032(a)	100,000	102,112
6.00%, 01/15/2033(a)	350,000	350,194
6.38%, 05/31/2033(a)	675,000	671,934
6.75%, 01/31/2034(a)	700,000	709,698
6.13%, 07/31/2034(a)	100,000	98,479
		11,626,657
Materials - 4.2%
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding Corp., 9.75%, 03/01/2033(a)	275,000	265,009
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028(a)	743,750	756,119
Graphic Packaging International LLC, 6.38%, 07/15/2032(a)(b)	325,000	323,873
Iris Holding, Inc., 10.00%, 12/15/2028(a)(b)	295,000	244,761
Magnera Corp., 7.25%, 11/15/2031(a)(b)	625,000	579,191
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	250,000	233,158
Novelis Corp.
4.75%, 01/30/2030(a)	85,000	80,475
3.88%, 08/15/2031(a)	325,000	289,793
Olympus Water US Holding Corp., 7.25%, 02/15/2033(a)	525,000	501,368

The accompanying notes are an integral part of these financial statements.

31

ARISTOTLE HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - (Continued)
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	$325,000	$325,456
Standard Industries, Inc., 4.38%, 07/15/2030(a)	145,000	136,760
Trivium Packaging Finance BV
8.25%, 07/15/2030(a)	159,000	166,481
12.25%, 01/15/2031(a)	325,000	352,134
WR Grace Holdings LLC, 7.00%, 08/01/2033(a)	425,000	413,113
		4,667,691
Technology - 4.2%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	500,000	517,882
CACI International, Inc., 6.38%, 06/15/2033(a)	575,000	585,704
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029(a)	275,000	198,214
CoreWeave, Inc.
9.25%, 06/01/2030(a)	250,000	243,154
9.00%, 02/01/2031(a)	300,000	285,831
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	725,000	709,966
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033(a)	75,000	77,756
8.75%, 07/01/2034(a)	250,000	261,887
Oracle Corp., 5.38%, 09/27/2054	200,000	155,194
UKG, Inc., 6.88%, 02/01/2031(a)	1,575,000	1,540,618
		4,576,206
Utilities - 2.4%
NRG Energy, Inc.
5.75%, 01/15/2034(a)	75,000	74,032
6.25%, 11/01/2034(a)	300,000	302,636
6.00%, 01/15/2036(a)	475,000	470,964
Talen Energy Supply LLC
6.25%, 02/01/2034(a)	225,000	222,652
6.50%, 02/01/2036(a)	425,000	428,179
TransAlta Corp., 5.88%, 02/01/2034	300,000	298,888
Vistra Corp., 8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual(a)	675,000	682,570
Vistra Operations Co. LLC, 7.75%, 10/15/2031(a)	100,000	104,796
		2,584,717
TOTAL CORPORATE BONDS (Cost $85,614,505)		84,595,766
BANK LOANS - 7.0%
Financials - 0.5%
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 06/17/2032	598,496	553,609

	Par	Value
Industrials - 5.2%
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 10.22% (3 mo. SOFR US + 6.00%), 05/21/2029	$1,000,000	$1,004,375
Gloves Buyer, Inc., Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 05/24/2032	399,000	398,352
Icebox Holdco III, Inc., Senior Secured Second Lien, 10.20% (3 mo. SOFR US + 6.50%), 12/24/2029	500,000	504,690
Indicor LLC, Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 11/23/2029	487,612	488,188
Lsf12 Crown US Commercial Bidco LLC, Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 12/02/2031	775,278	777,022
Merlin Buyer, Inc., Senior Secured First Lien
7.67% (1 mo. SOFR US + 4.00%), 12/14/2028	497,409	498,548
7.67% (SOFR + 4.00%), 03/25/2033	500,000	501,250
Merlin Buyer, Inc,
Oregon Tool Lux LP, Senior Secured Second Lien, 8.17% (3 mo. SOFR US + 4.00%), 10/15/2029	852,585	605,689
STS Operating, Inc., Senior Secured First Lien, 7.77% (1 mo. SOFR US + 4.00%), 03/25/2031	443,462	443,969
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.38% (6 mo. SOFR US + 2.75%), 04/30/2030	490,087	491,687
		5,713,770
Materials - 0.4%
Iris Holding, Inc., Senior Secured First Lien
8.52% (3 mo. SOFR US + 4.75%), 06/28/2028	278,600	261,809
8.62% (3 mo. SOFR US + 4.75%), 06/28/2028	259,098	243,482
		505,291
Technology - 0.9%
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.42% (1 mo. SOFR US + 4.75%), 11/22/2032	500,000	480,313
Epicor Software Corp., Senior Secured First Lien, 6.17% (1 mo. Term SOFR + 2.75%), 05/30/2031	492,500	483,790
		964,103
TOTAL BANK LOANS (Cost $7,844,346)		7,736,773

The accompanying notes are an integral part of these financial statements.

32

ARISTOTLE HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 4.0%
Aimco CDO, Series 2019-10A, Class ERR, 9.32% (3 mo. Term SOFR + 5.65%), 07/22/2037(a)	$250,000	$243,987
Benefit Street Partners CLO Ltd., Series 2021-24A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 10/20/2034(a)	500,000	484,204
Clover CLO, Series 2018-1A, Class ERR, 10.07% (3 mo. Term SOFR + 6.40%), 04/20/2037(a)	250,000	220,837
Eaton Vance Management, Series 2020-1A, Class ERR, 9.92% (3 mo. Term SOFR + 6.25%), 10/15/2037(a)	500,000	447,180
OHA Credit Partners Ltd., Series 2012-7A, Class ER4, 8.16% (3 mo. Term SOFR + 4.50%), 02/20/2038(a)	500,000	480,385
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.37% (3 mo. Term SOFR + 5.70%), 07/20/2037(a)	1,000,000	990,161
RR Ltd./Cayman Islands, Series 2024-30A, Class D, 9.42% (3 mo. Term SOFR + 5.75%), 07/15/2036(a)	500,000	488,748
Texas Debt Capital CLO Ltd., Series 2023-2A, Class ER, 9.37% (3 mo. Term SOFR + 5.70%), 10/21/2037(a)	500,000	500,545
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.30% (3 mo. Term SOFR + 7.63%), 01/18/2035(a)	500,000	471,898
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,506,366)		4,327,945
	Shares
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.2%
Money Market Funds - 5.2%
GS Financial Square Government Fund - Institutional Class, 3.56%(c)	5,739,115	5,739,115
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,739,115)		5,739,115
TOTAL INVESTMENTS - 93.1% (Cost $103,704,332)		$102,399,599
Money Market Deposit Account - 7.3%(d)		8,065,919
Liabilities in Excess of Other Assets - (0.4)%		(469,041)
TOTAL NET ASSETS - 100.0%		$109,996,477

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $82,989,603 or 75.4% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $5,541,604.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

33

ARISTOTLE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 97.6%
Australia - 2.3%
Aristocrat Leisure Ltd.	419,900	$13,346,636
Austria - 4.0%
Erste Group Bank AG	215,200	23,247,153
Canada - 9.0%
Brookfield Corp.	594,400	24,086,211
Cameco Corp.	258,500	28,111,480
		52,197,691
France - 10.5%
Cie Generale des Etablissements Michelin SCA	326,600	11,189,011
LVMH Moet Hennessy Louis Vuitton SE	16,900	9,238,423
Safran SA	72,100	23,593,347
TotalEnergies SE	180,800	16,592,844
		60,613,625
Germany - 6.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,700	17,493,778
Nemetschek SE	155,900	11,670,731
Symrise AG	77,500	6,617,895
		35,782,404
Hong Kong - 4.7%
AIA Group Ltd.	933,400	10,371,314
Techtronic Industries Co. Ltd.	1,243,000	16,507,333
		26,878,647
Ireland - 3.5%
Accenture PLC - Class A	53,800	10,668,002
Experian PLC	266,900	9,233,213
		19,901,215
Japan - 16.7%
Daikin Industries Ltd.	70,700	8,480,249
FANUC Corp.	263,400	9,181,319
Fast Retailing Co. Ltd.	41,800	16,515,448
MonotaRO Co. Ltd.	1,002,300	10,864,451
Otsuka Holdings Co. Ltd.	192,700	13,676,087
Pan Pacific International Holdings Corp.	3,180,400	19,401,247
Sony Group Corp.	883,400	18,412,473
		96,531,274
Mexico - 2.8%
Wal-Mart de Mexico SAB de CV	4,883,900	15,924,517
Netherlands - 2.6%
Akzo Nobel NV	110,700	6,363,658
Heineken NV	105,700	8,130,305
Magnum Ice Cream Co. NV(a)	34,040	500,079
		14,994,042

	Shares	Value
Peru - 4.5%
Credicorp Ltd.	76,700	$26,015,106
Singapore - 3.9%
DBS Group Holdings Ltd.	506,650	22,545,990
South Korea - 3.7%
Samsung Electronics Co. Ltd.	182,800	21,380,542
Sweden - 2.0%
Assa Abloy AB - Class B	326,500	11,802,286
Switzerland - 6.4%
Alcon AG	152,500	11,527,510
DSM-Firmenich AG	77,300	5,528,837
Roche Holding AG	50,100	19,994,451
		37,050,798
United Kingdom - 12.2%
Coca-Cola Europacific Partners PLC	188,100	17,055,027
Diageo PLC	418,900	7,790,324
GSK PLC	473,100	13,031,684
Haleon PLC	2,884,000	14,272,811
Rentokil Initial PLC	1,579,700	9,803,442
Unilever PLC	151,601	8,559,369
		70,512,657
United States - 2.6%
Sunbelt Rentals Holdings, Inc.	235,700	15,035,528
TOTAL COMMON STOCKS (Cost $407,868,569)		563,760,111
TOTAL INVESTMENTS - 97.6% (Cost $407,868,569)		$563,760,111
Money Market Deposit Account - 1.9%(b)		10,896,433
Other Assets in Excess of Liabilities - 0.5%		2,743,198
TOTAL NET ASSETS - 100.0%		$577,399,742

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

34

ARISTOTLE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
Sector Classification as of March 31, 2026
(% of Net Assets)

Financials	$123,759,552	21.4%
Industrials	114,501,168	19.9
Consumer Discretionary	88,103,238	15.1
Health Care	72,502,543	12.7
Consumer Staples	57,959,621	10.0
Energy	44,704,324	7.7
Information Technology	43,719,275	7.6
Materials	18,510,390	3.2
Other Assets in Excess of Liabilities	13,639,631	2.4
	$577,399,742	100.0%

The accompanying notes are an integral part of these financial statements.

35

ARISTOTLE PACIFIC EXCLUSIVE FUND SERIES H
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
BANK LOANS - 66.3%
Communications - 0.9%
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.42% (1 mo. Term SOFR + 4.75%), 03/15/2030	$50,000	$49,360
Consumer Discretionary - 13.4%
Caesars Entertainment, Inc., Senior Secured First Lien, 5.92% (1 mo. Term SOFR + 2.25%), 02/06/2030	98,782	96,189
Chariot Buyer LLC, Senior Secured First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 09/08/2032	148,611	147,430
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 05/30/2031	99,749	93,369
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 6.67% (3 mo. Term SOFR + 3.00%), 05/04/2028	75,000	75,029
Six Flags Entertainment Corp., Senior Secured First Lien, 5.67% (1 mo. Term SOFR + 2.00%), 05/01/2031	148,741	146,696
Wand NewCo 3, Inc., Senior Secured First Lien, 6.17% (1 mo. Term SOFR + 2.50%), 01/30/2031	147,280	146,276
		704,989
Consumer Staples - 1.0%
Primo Brands Corp., Senior Secured First Lien, 5.92% (3 mo. Term SOFR + 2.25%), 03/31/2028	49,749	49,856
Energy - 5.7%
Colossus Acquireco LLC, Senior Secured First Lien, 5.37% (1 mo. Term SOFR + 1.75%), 07/30/2032	199,500	199,079
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 5.92% (1 mo. Term SOFR + 2.25%), 10/05/2028	99,498	99,746
		298,825
Financials - 20.0%(a)
AmWINS Group, Inc., Senior Secured First Lien, 5.67% (1 mo. Term SOFR + 2.00%), 01/30/2032	99,748	99,200
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.42% (1 mo. Term SOFR + 1.75%), 06/24/2030	148,496	148,960
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.17% (1 mo. Term SOFR + 3.00%), 06/16/2031	100,000	97,707
CoreLogic, Inc., Senior Secured First Lien, 7.29% (1 mo. Term SOFR + 3.50%), 06/02/2028	198,446	190,261
CRC Insurance Group LLC, Senior Secured First Lien, 6.42% (3 mo. Term SOFR + 2.75%), 05/06/2031	50,000	49,422

	Par	Value
Focus Financial Partners LLC, Senior Secured First Lien, 6.17% (1 mo. Term SOFR + 2.50%), 09/15/2031	$50,000	$48,497
IMA Financial Group, Inc., Senior Secured First Lien, 6.67% (1 mo. Term SOFR + 3.75%), 11/01/2028	123,997	123,068
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 06/17/2032	100,000	92,500
USI, Inc., Senior Secured First Lien, 5.92% (3 mo. Term SOFR + 2.25%), 11/23/2029	198,992	198,785
		1,048,400
Health Care - 0.7%
Medline Borrower LP, Senior Secured First Lien, 5.42% (1 mo. Term SOFR + 1.75%), 10/23/2028	37,838	37,937
Industrials - 14.7%
APi Group DE, Inc., Senior Secured First Lien, 5.42% (1 mo. Term SOFR + 1.75%), 01/03/2029	50,000	50,034
BCPE Empire Holdings, Inc. Second Secured First Lien
6.92% (1 mo. Term SOFR + 3.25%), 12/26/2030	41,111	40,563
7.19% (1 mo. Term SOFR + 3.50%), 12/29/2032	8,889	8,767
Chart Industries, Inc., Senior Secured First Lien, 6.16% (3 mo. Term SOFR + 2.50%), 03/18/2030	93,360	93,418
Indicor LLC, Senior Secured First Lien, 6.17% (3 mo. Term SOFR + 2.50%), 11/23/2029	198,496	198,730
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.38% (1 mo. Term SOFR + 3.00%), 04/30/2030	198,504	199,152
TransDigm, Inc., Senior Secured First Lien, 6.17% (3 mo. Term SOFR + 2.50%), 02/28/2031	178,489	178,714
		769,378
Materials - 2.8%
Quikrete Holdings, Inc., Senior Secured First Lien, 5.92% (1 mo. Term SOFR + 2.25%), 04/14/2031	148,748	148,705
Technology - 7.1%
Applied Systems, Inc., Senior Secured First Lien, 5.92% (3 mo. Term SOFR + 2.50%), 02/24/2031	99,749	97,955
Epicor Software Corp., Senior Secured First Lien, 6.17% (1 mo. Term SOFR + 2.75%), 05/30/2031	48,745	47,883
Polaris Newco LLC, Senior Secured First Lien, 7.93% (3 mo. Term SOFR + 4.00%), 06/05/2028	37,500	33,106

The accompanying notes are an integral part of these financial statements.

36

ARISTOTLE PACIFIC EXCLUSIVE FUND SERIES H
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - (Continued)
Proofpoint, Inc., Senior Secured First Lien, 6.67% (1 mo. Term SOFR + 3.00%), 08/31/2028	$100,000	$96,958
RealPage, Inc., Senior Secured First Lien, 6.93% (3 mo. Term SOFR + 3.00%), 04/24/2028	50,000	48,014
UKG, Inc., Senior Secured First Lien, 6.17% (1 mo. Term SOFR + 3.00%), 02/10/2031	49,247	47,127
		371,043
TOTAL BANK LOANS (Cost $3,511,862)		3,478,493
CORPORATE BONDS - 29.6%
Consumer Discretionary - 6.1%
1011778 BC ULC / New Red Finance, Inc., 3.50%, 02/15/2029(b)	100,000	95,530
Allied Universal Holdco LLC, 7.88%, 02/15/2031(b)	75,000	77,391
Carnival Corp., 6.13%, 02/15/2033(b)	50,000	50,527
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029(b)	50,000	47,505
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	50,000	51,129
		322,082
Consumer Staples - 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.25%, 03/15/2033(b)	50,000	50,375
Energy - 2.9%
Energy Transfer LP, 6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	100,000	98,861
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)	50,000	53,724
		152,585
Financials - 15.8%(a)
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032(b)	100,000	96,459
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.50%, 10/01/2031(b)	100,000	98,320
Banco Mercantil del Norte SA/Grand Cayman, 7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual(b)	200,000	200,545
Block, Inc., 5.63%, 08/15/2030(b)	25,000	24,876
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(b)	200,000	166,758
Global Payments, Inc., 5.20%, 11/15/2032	25,000	24,282

	Par	Value
Goldman Sachs Group, Inc., 6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	$50,000	$50,997
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(b)	50,000	50,764
Kilroy Realty LP, 2.65%, 11/15/2033	50,000	39,787
Piedmont Operating Partnership LP, 5.63%, 01/15/2033	25,000	24,308
Rocket Cos., Inc., 6.38%, 08/01/2033(b)	50,000	50,600
		827,696
Industrials - 3.4%
Goat Holdco LLC, 6.75%, 02/01/2032(b)	75,000	75,524
Wrangler Holdco Corp., 6.63%, 04/01/2032(b)	100,000	103,038
		178,562
Technology - 0.5%
Fair Isaac Corp., 6.00%, 05/15/2033(b)	25,000	24,546
TOTAL CORPORATE BONDS (Cost $1,611,389)		1,555,846
TOTAL INVESTMENTS - 95.9% (Cost $5,123,251)		$5,034,339
Money Market Deposit Account - 5.6%(c)		292,266
Liabilities in Excess of Other Assets - (1.5)%		(74,490)
TOTAL NET ASSETS - 100.0%		$5,252,115

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $1,317,611 or 25.1% of the Fund’s net assets.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

37

ARISTOTLE PACIFIC EXCLUSIVE FUND SERIES I
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
ASSET-BACKED SECURITIES - 40.1%
Carvana Auto Receivables Trust
Series 2022-N1, Class D, 4.13%, 12/11/2028(a)	$47,489	$47,106
Series 2024-N2, Class C, 5.82%, 09/10/2030(a)	100,000	101,249
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032(a)	77,371	77,756
Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/2049(a)	87,033	88,037
GreenSky LLC, Series 2024-2, Class A4, 5.15%, 10/27/2059(a)	50,440	50,882
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4, 5.17%, 05/15/2030	10,000	10,093
John Deere Owner Trust 2022, Series 2022-B, Class A3, 3.74%, 02/16/2027	27	27
Lendbuzz Securitization Trust, Series 2024-3A, Class B, 5.03%, 11/15/2030(a)	100,000	99,527
Marriott Vacations Worldwide Corp., Series 2023-1A, Class A, 4.93%, 10/20/2040(a)	51,600	51,689
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A4, 4.92%, 04/15/2031	55,000	56,385
Navient Student Loan Trust
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	59,241	56,336
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	66,999	63,152
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	76,649	69,704
Series 2023-A, Class A, 5.51%, 10/15/2071(a)	90,994	92,186
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class C, 4.19%, 11/14/2028(a)	100,000	99,888
Pagaya AI Debt Selection Trust, Series 2024-11, Class A, 5.09%, 07/15/2032(a)	60,646	60,813
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 01/20/2037(a)	89,183	91,006
SMB Private Education Loan Trust
Series 2021-A, Class A2B, 1.59%, 01/15/2053(a)	78,632	72,620
Series 2022-D, Class A1A, 5.37%, 10/15/2058(a)	52,389	52,797
Upstart Securitization Trust, Series 2025-3, Class A2, 4.60%, 09/20/2035(a)	132,244	132,161

	Par	Value
Vertical Bridge Holdings LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(a)	$50,000	$48,872
TOTAL ASSET-BACKED SECURITIES (Cost $1,420,797)		1,422,286
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.7%
A&D Mortgage LLC, Series 2025-NQM4, Class A1, 5.23%, 10/25/2070(a)(b)	94,974	94,841
Angel Oak Mortgage Trust LLC
Series 2025-4, Class A1, 5.86%, 04/25/2070(a)(b)	112,393	113,310
Series 2025-7, Class A1, 5.51%, 06/25/2070(a)(b)	135,359	135,911
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19%, 03/25/2064(a)(b)	154,419	155,452
Series 2025-NQM6, Class A1, 5.33%, 06/25/2065(a)(b)	117,378	117,614
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	100,000	92,716
Onslow Bay Mortgage Loan Trust
Series 2025-NQM11, Class A1, 5.42%, 05/25/2065(a)(b)	82,146	82,442
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065(a)(c)	83,838	83,481
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064(a)(b)	70,577	70,958
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class A, 5.39%, 11/13/2041(a)	100,000	101,742
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(a)	100,000	89,045
Velocity Commercial Capital Loan Trust, Series 2025-5, Class A, 5.32%, 12/25/2055(a)(c)	96,199	95,438
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,237,499)		1,232,950
CORPORATE BONDS - 15.9%
Communications - 0.9%
Beignet Investor LLC, 6.58%, 05/30/2049(a)	30,000	30,868
Consumer Discretionary - 1.4%
Amazon.com, Inc., 4.88%, 03/13/2036	50,000	49,564
Consumer Staples - 1.4%
Maple Parent Holdings Corp., 5.70%, 03/26/2036(a)	50,000	49,701

The accompanying notes are an integral part of these financial statements.

38

ARISTOTLE PACIFIC EXCLUSIVE FUND SERIES I
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - 9.3%
Bank of America Corp., 6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	$100,000	$102,591
JPMorgan Chase & Co., 6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	100,000	102,671
MetLife, Inc., 5.85% (5 yr. CMT Rate + 1.82%), 03/15/2056	25,000	24,550
Northwestern Mutual Life Insurance Co., 6.17%, 05/29/2055(a)	100,000	102,812
		332,624
Utilities - 2.9%
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	50,000	50,801
NiSource, Inc., 6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	50,000	51,451
		102,252
TOTAL CORPORATE BONDS (Cost $568,345)		565,009
COLLATERALIZED LOAN OBLIGATIONS - 7.0%
Elmwood CLO Ltd., Series 2022-2A, Class A1R, 4.82% (3 mo. Term SOFR + 1.15%), 04/22/2035(a)	250,000	249,814
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $250,000)		249,814
TOTAL INVESTMENTS - 97.7% (Cost $3,476,641)		$3,470,059
Money Market Deposit Account - 1.8%(d)		63,826
Other Assets in Excess of Liabilities - 0.5%		17,759
TOTAL NET ASSETS - 100.0%		$3,551,644

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $3,021,926 or 85.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

39

ARISTOTLE PORTFOLIO OPTIMIZATION AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
AFFILIATED OPEN-END FUNDS - 50.9%
Affiliated Equity Open-End Funds - 44.0%
Aristotle Core Equity Fund - Class I(a)	3,689,948	$57,083,496
Aristotle Growth Equity Fund - Class I(a)	2,882,267	38,190,040
Aristotle International Equity Fund - Class I(a)	1,928,805	24,437,954
		119,711,490
Affiliated Fixed Income Open-End Funds - 6.9%
Aristotle Core Bond Fund - Class I(a)	295,295	2,577,925
Aristotle Core Income Fund - Class I(a)	154,936	1,490,483
Aristotle Floating Rate Income Fund - Class I(a)	147,165	1,355,391
Aristotle High Yield Bond Fund - Class I(a)	891,269	8,092,724
Aristotle Short Duration Income Fund - Class I(a)	530,788	5,408,726
		18,925,249
TOTAL AFFILIATED OPEN-END FUNDS (Cost $112,984,195)		138,636,739
EXCHANGE TRADED FUNDS - 48.9%
Equity Exchange Traded Funds - 47.4%
iShares Core MSCI Emerging Markets ETF	138,557	9,664,351
iShares Core U.S. REIT ETF	91,951	5,442,580
iShares MSCI EAFE Growth ETF(b)	12,355	1,375,976
iShares MSCI EAFE Value ETF	55,950	4,159,882
iShares Russell 1000 Value ETF	126,972	27,130,107
iShares Russell 2000 Growth ETF(b)	51,612	16,196,362
iShares Russell 2000 Value ETF(b)	128,280	24,320,605
iShares Russell Mid-Cap Growth ETF	126,670	16,228,960
iShares Russell Mid-Cap Value ETF	130,469	19,014,552
Vanguard FTSE All World ex-US Small-Cap ETF(b)	37,807	5,511,883
		129,045,258
Fixed Income Exchange Traded Funds - 1.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	28,871	2,711,853
iShares TIPS Bond ETF	12,292	1,356,545
		4,068,398
TOTAL EXCHANGE TRADED FUNDS (Cost $114,200,601)		133,113,656

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.1%
Money Market Funds - 12.1%
GS Financial Square Government Fund - Institutional Class, 3.56%(c)	32,791,926	$32,791,926
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,791,926)		32,791,926
TOTAL INVESTMENTS - 111.9% (Cost $259,976,722)		$304,542,321
Money Market Deposit Account - 0.2%(d)		542,893
Liabilities in Excess of Other Assets - (12.1)%		(32,966,165)
TOTAL NET ASSETS - 100.0%		$272,119,049

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $33,171,511.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

40

ARISTOTLE PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
AFFILIATED OPEN-END FUNDS - 79.0%
Affiliated Equity Open-End Funds - 10.7%
Aristotle Core Equity Fund - Class I(a)	483,373	$7,477,779
Aristotle Growth Equity Fund - Class I(a)	298,392	3,953,694
Aristotle International Equity Fund - Class I(a)	93,109	1,179,696
		12,611,169
Affiliated Fixed Income Open-End Funds - 68.3%
Aristotle Core Bond Fund - Class I(a)(b)	4,437,901	38,742,877
Aristotle Core Income Fund - Class I(a)	1,725,452	16,598,846
Aristotle Floating Rate Income Fund - Class I(a)	255,642	2,354,465
Aristotle High Yield Bond Fund - Class I(a)	1,355,154	12,304,802
Aristotle Short Duration Income Fund - Class I(a)	1,037,447	10,571,587
		80,572,577
TOTAL AFFILIATED OPEN-END FUNDS (Cost $89,896,783)		93,183,746
EXCHANGE TRADED FUNDS - 20.9%
Equity Exchange Traded Funds - 13.4%
iShares Core MSCI Emerging Markets ETF	17,195	1,199,351
iShares Core U.S. REIT ETF	9,985	591,012
iShares MSCI EAFE Growth ETF(c)	10,733	1,195,334
iShares MSCI EAFE Value ETF	24,302	1,806,854
iShares Russell 1000 Value ETF	18,393	3,930,032
iShares Russell 2000 Growth ETF(c)	3,736	1,172,394
iShares Russell 2000 Value ETF	9,286	1,760,533
iShares Russell Mid-Cap Growth ETF	13,755	1,762,291
iShares Russell Mid-Cap Value ETF	16,191	2,359,677
		15,777,478
Fixed Income Exchange Traded Funds - 7.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	62,701	5,889,505
iShares TIPS Bond ETF	26,695	2,946,060
		8,835,565
TOTAL EXCHANGE TRADED FUNDS (Cost $22,723,721)		24,613,043

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.3%
Money Market Funds - 7.3%
GS Financial Square Government Fund - Institutional Class, 3.56%(d)	8,619,250	$8,619,250
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,619,250)		8,619,250
TOTAL INVESTMENTS - 107.2% (Cost $121,239,754)		$126,416,039
Money Market Deposit Account - 0.2%(e)		210,514
Liabilities in Excess of Other Assets - (7.4)%		(8,693,659)
TOTAL NET ASSETS - 100.0%		$117,932,894

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $8,600,340.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

41

ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
AFFILIATED OPEN-END FUNDS - 57.0%
Affiliated Equity Open-End Funds - 37.1%
Aristotle Core Equity Fund - Class I(a)	7,684,829	$118,884,298
Aristotle Growth Equity Fund - Class I(a)	5,978,350	79,213,137
Aristotle International Equity Fund - Class I(a)	2,424,408	30,717,252
		228,814,687
Affiliated Fixed Income Open-End Funds - 19.9%
Aristotle Core Bond Fund - Class I(a)	5,540,909	48,372,136
Aristotle Core Income Fund - Class I(a)	2,304,504	22,169,325
Aristotle Floating Rate Income Fund - Class I(a)	332,945	3,066,425
Aristotle High Yield Bond Fund - Class I(a)	2,016,515	18,309,952
Aristotle Short Duration Income Fund - Class I(a)	3,002,232	30,592,743
		122,510,581
TOTAL AFFILIATED OPEN-END FUNDS (Cost $305,778,972)		351,325,268
EXCHANGE TRADED FUNDS - 42.8%
Equity Exchange Traded Funds - 41.3%
iShares Core MSCI Emerging Markets ETF(b)	269,165	18,774,259
iShares Core U.S. REIT ETF	52,099	3,083,740
iShares MSCI EAFE Growth ETF(b)	56,002	6,236,943
iShares MSCI EAFE Value ETF	211,343	15,713,352
iShares Russell 1000 Value ETF(b)	326,189	69,696,803
iShares Russell 2000 Growth ETF(b)	87,731	27,530,865
iShares Russell 2000 Value ETF(b)	209,975	39,809,160
iShares Russell Mid-Cap Growth ETF(b)	239,239	30,651,301
iShares Russell Mid-Cap Value ETF(b)	253,455	36,938,532
Vanguard FTSE All World ex-US Small-Cap ETF(b)	42,843	6,246,081
		254,681,036
Fixed Income Exchange Traded Funds - 1.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	65,434	6,146,215
iShares TIPS Bond ETF	27,858	3,074,409
		9,220,624
TOTAL EXCHANGE TRADED FUNDS (Cost $230,511,475)		263,901,660

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.6%
Money Market Funds - 12.6%
GS Financial Square Government Fund - Institutional Class, 3.56%(c)	77,348,875	$77,348,875
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $77,348,875)		77,348,875
TOTAL INVESTMENTS - 112.4% (Cost $613,639,322)		$692,575,803
Money Market Deposit Account - 0.2%(d)		1,135,166
Liabilities in Excess of Other Assets - (12.6)%		(77,738,521)
TOTAL NET ASSETS - 100.0%		$615,972,448

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $77,922,353.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

42

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
AFFILIATED OPEN-END FUNDS - 76.0%
Affiliated Equity Open-End Funds - 23.2%
Aristotle Core Equity Fund - Class I(a)	1,540,267	$23,827,923
Aristotle Growth Equity Fund - Class I(a)	789,964	10,467,023
Aristotle International Equity Fund - Class I(a)	563,618	7,141,046
		41,435,992
Affiliated Fixed Income Open-End Funds - 52.8%
Aristotle Core Bond Fund - Class I(a)(b)	5,147,813	44,940,408
Aristotle Core Income Fund - Class I(a)	1,997,267	19,213,706
Aristotle Floating Rate Income Fund - Class I(a)	290,194	2,672,685
Aristotle High Yield Bond Fund - Class I(a)	1,660,170	15,074,345
Aristotle Short Duration Income Fund - Class I(a)	1,221,199	12,444,022
		94,345,166
TOTAL AFFILIATED OPEN-END FUNDS (Cost $127,146,809)		135,781,158
EXCHANGE TRADED FUNDS - 23.9%
Equity Exchange Traded Funds - 19.4%
iShares Core MSCI Emerging Markets ETF	52,199	3,640,880
iShares Core U.S. REIT ETF	15,156	897,084
iShares MSCI EAFE Growth ETF(c)	8,145	907,109
iShares MSCI EAFE Value ETF	36,887	2,742,548
iShares Russell 1000 Value ETF	57,217	12,225,556
iShares Russell 2000 Growth ETF(c)	8,507	2,669,582
iShares Russell 2000 Value ETF	14,096	2,672,461
iShares Russell Mid-Cap Growth ETF	27,838	3,566,605
iShares Russell Mid-Cap Value ETF	30,720	4,477,133
Vanguard FTSE All World ex-US Small-Cap ETF(c)	6,231	908,417
		34,707,375
Fixed Income Exchange Traded Funds - 4.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	57,103	5,363,685
iShares TIPS Bond ETF	24,312	2,683,072
		8,046,757
TOTAL EXCHANGE TRADED FUNDS (Cost $38,203,137)		42,754,132

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
Money Market Funds - 6.3%
GS Financial Square Government Fund - Institutional Class, 3.56%(d)	11,181,250	$11,181,250
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,181,250)		11,181,250
TOTAL INVESTMENTS - 106.2% (Cost $176,531,196)		$189,716,540
Money Market Deposit Account - 0.1%(e)		267,882
Liabilities in Excess of Other Assets - (6.3)%		(11,292,887)
TOTAL NET ASSETS - 100.0%		$178,691,535

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $11,194,249.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

43

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
AFFILIATED OPEN-END FUNDS - 70.7%
Affiliated Equity Open-End Funds - 34.9%
Aristotle Core Equity Fund - Class I(a)	7,318,122	$113,211,347
Aristotle Growth Equity Fund - Class I(a)	6,388,426	84,646,642
Aristotle International Equity Fund - Class I(a)	2,020,368	25,598,067
		223,456,056
Affiliated Fixed Income Open-End Funds - 35.8%
Aristotle Core Bond Fund - Class I(a)	12,457,542	108,754,345
Aristotle Core Income Fund - Class I(a)	4,965,345	47,766,622
Aristotle Floating Rate Income Fund - Class I(a)	693,629	6,388,325
Aristotle High Yield Bond Fund - Class I(a)	2,450,574	22,251,212
Aristotle Short Duration Income Fund - Class I(a)	4,378,032	44,612,148
		229,772,652
TOTAL AFFILIATED OPEN-END FUNDS (Cost $406,005,512)		453,228,708
EXCHANGE TRADED FUNDS - 29.2%
Equity Exchange Traded Funds - 27.2%
iShares Core MSCI Emerging Markets ETF	233,626	16,295,414
iShares Core U.S. REIT ETF	54,265	3,211,945
iShares MSCI EAFE Growth ETF(b)	29,165	3,248,106
iShares MSCI EAFE Value ETF	132,076	9,819,851
iShares Russell 1000 Value ETF(b)	274,703	58,695,790
iShares Russell 2000 Growth ETF(b)	50,765	15,930,565
iShares Russell 2000 Value ETF	67,292	12,757,890
iShares Russell Mid-Cap Growth ETF(b)	199,345	25,540,081
iShares Russell Mid-Cap Value ETF	175,991	25,648,928
Vanguard FTSE All World ex-US Small-Cap ETF(b)	22,312	3,252,866
		174,401,436
Fixed Income Exchange Traded Funds - 2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	102,229	9,602,370
iShares TIPS Bond ETF	29,016	3,202,206
		12,804,576
TOTAL EXCHANGE TRADED FUNDS (Cost $166,823,958)		187,206,012

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.0%
Money Market Funds - 7.0%
GS Financial Square Government Fund - Institutional Class, 3.56%(c)	44,783,345	$44,783,345
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $44,783,345)		44,783,345
TOTAL INVESTMENTS - 106.9% (Cost $617,612,815)		$685,218,065
Money Market Deposit Account - 0.1%(d)		923,822
Liabilities in Excess of Other Assets - (7.0)%		(45,182,378)
TOTAL NET ASSETS - 100.0%		$640,959,509

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $45,011,488.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

44

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
CORPORATE BONDS - 51.8%
Communications - 1.0%
Meta Platforms, Inc., 4.20%, 11/15/2030	$2,950,000	$2,922,056
NTT Finance Corp., 4.62%, 07/16/2028(a)	3,750,000	3,764,868
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(a)	3,447,200	3,464,879
		10,151,803
Consumer Discretionary - 5.0%
Air Canada 2017-1 Class AA Pass Through Trust, Series 2017-1, 3.30%, 01/15/2030(a)(b)	1,493,800	1,430,823
American Airlines 2015-2 Class AA Pass Through Trust, 3.60%, 09/22/2027	4,938,509	4,882,457
American Airlines 2016-3 Class A Pass Through Trust, Series 2016-3, 3.25%, 10/15/2028	4,184,069	3,987,469
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, 3.00%, 10/15/2028(b)	5,399,468	5,237,532
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)	2,115,827	2,055,457
Delta Air Lines 2015-1 Class AA Pass Through Trust, Series 2015-1, 3.63%, 07/30/2027	1,152,583	1,139,295
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	1,775,000	1,762,076
General Motors Financial Co., Inc.
5.55%, 07/15/2029	4,250,000	4,348,991
4.60%, 01/08/2031	2,450,000	2,415,680
Hyundai Capital America, 4.88%, 11/01/2027(a)	5,600,000	5,625,498
Las Vegas Sands Corp., 5.90%, 06/01/2027	3,150,000	3,191,710
Starbucks Corp., 4.50%, 05/15/2028	4,000,000	4,008,804
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	4,596,990	4,586,797
United Airlines 2016-1 Class AA Pass Through Trust, Series AA, 3.10%, 07/07/2028	2,251,734	2,194,662
Volkswagen Group of America Finance LLC, 4.45%, 09/11/2027(a)	3,000,000	2,992,332
		49,859,583
Consumer Staples - 0.8%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029(a)	3,000,000	3,031,013
Maple Parent Holdings Corp.
4.75%, 03/26/2029(a)	3,500,000	3,500,222
5.05%, 03/26/2031(a)	1,050,000	1,045,989
		7,577,224

	Par	Value
Energy - 2.2%
Enbridge, Inc., 4.85%, 03/27/2031	$4,000,000	$4,017,703
Energy Transfer LP
6.10%, 12/01/2028	1,500,000	1,559,327
5.25%, 07/01/2029	3,500,000	3,577,265
Targa Resources Corp., 6.15%, 03/01/2029	3,550,000	3,699,177
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(a)	9,450,000	8,986,892
		21,840,364
Financials - 24.8%(c)
American Homes 4 Rent LP, 4.25%, 02/15/2028	2,808,000	2,793,991
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	5,750,000	5,934,919
Athene Global Funding, 5.58%, 01/09/2029(a)	2,150,000	2,170,543
Atlas Warehouse Lending Co. LP
6.05%, 01/15/2028(a)	4,000,000	4,056,539
4.63%, 11/15/2028(a)	5,250,000	5,172,296
Banco Santander SA
5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028	3,400,000	3,437,274
4.55%, 11/06/2030	2,200,000	2,169,432
Bank of America Corp.
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	2,000,000	2,014,053
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,250,000	1,243,958
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	6,850,000	6,905,517
4.62% (SOFR + 1.11%), 05/09/2029	3,000,000	3,013,366
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	4,725,000	4,815,906
Banque Federative du Credit Mutuel SA, 4.54%, 01/15/2031(a)	3,800,000	3,749,141
Barclays PLC, 5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029	2,200,000	2,218,582
BNP Paribas SA
4.40%, 08/14/2028(a)	1,000,000	996,025
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029(a)	5,150,000	5,169,343
BPCE SA, 4.76% to 01/13/2031 then SOFR + 1.27%, 01/13/2032(a)	3,000,000	2,959,722
Capital One Financial Corp., 5.46% (SOFR + 1.56%), 07/26/2030	2,350,000	2,399,178
Citigroup, Inc., 4.64% to 05/07/2027 then SOFR + 1.14%, 05/07/2028	2,000,000	2,003,528
Cooperatieve Rabobank UA, 4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028(a)	2,000,000	2,004,457
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029(a)	3,250,000	3,286,835

The accompanying notes are an integral part of these financial statements.

45

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.66% to 01/12/2031 then SOFR + 1.17%, 01/12/2032(a)	$3,750,000	$3,699,810
Danske Bank AS
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028(a)(b)	3,000,000	3,028,886
4.42% to 09/12/2030 then 1 yr. CMT Rate + 0.85%, 09/12/2031(a)	4,800,000	4,714,683
5.00% to 03/27/2031 then 1 yr. CMT Rate + 0.98%, 03/27/2032(a)	1,400,000	1,404,145
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/2031	3,100,000	3,035,896
Extra Space Storage LP, 5.70%, 04/01/2028	2,200,000	2,247,538
Federation des Caisses Desjardins du Quebec, 4.57%, 08/26/2030(a)	3,125,000	3,112,944
Fidelity National Information Services, Inc., 4.55%, 03/10/2029	5,450,000	5,425,668
Global Payments, Inc., 4.50%, 11/15/2028	3,600,000	3,565,961
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/2028	1,000,000	1,015,848
Goldman Sachs Group, Inc.
4.94% (SOFR + 1.32%), 04/23/2028	1,700,000	1,708,591
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	2,000,000	1,973,203
4.15% to 10/21/2028 then SOFR + 0.90%, 10/21/2029	3,500,000	3,467,760
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	6,300,000	6,500,806
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	1,450,000	1,451,418
4.52% to 01/21/2031 then SOFR + 0.96%, 01/21/2032	2,300,000	2,265,620
Host Hotels & Resorts LP, 4.25%, 12/15/2028	771,000	762,053
HSBC Holdings PLC
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	3,550,000	3,638,227
4.40% to 03/10/2029 then SOFR + 0.99%, 03/10/2030	3,400,000	3,375,470
JPMorgan Chase & Co.
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028	6,750,000	6,785,071
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	5,495,000	5,563,154
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028	2,000,000	1,999,432
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	3,550,000	3,550,208
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029	2,450,000	2,471,704
5.01% to 01/23/2029 then SOFR + 1.31%, 01/23/2030	2,150,000	2,180,386

	Par	Value
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030	$4,000,000	$3,902,009
Kite Realty Group Trust, 4.75%, 09/15/2030	4,300,000	4,304,617
Lloyds Banking Group PLC
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028	750,000	757,012
4.82% to 06/13/2028 then 1 yr. CMT Rate + 0.83%, 06/13/2029	800,000	804,933
LPL Holdings, Inc., 5.70%, 05/20/2027	5,850,000	5,905,407
Metropolitan Life Global Funding I, 4.35%, 01/12/2031(a)	1,400,000	1,385,326
Morgan Stanley
4.99% (SOFR + 1.38%), 04/12/2029	10,000,000	10,092,963
4.13% to 10/18/2028 then SOFR + 0.91%, 10/18/2029	5,500,000	5,437,314
4.24% (SOFR + 0.80%), 01/09/2030	2,200,000	2,178,260
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	3,125,000	3,215,242
4.49% to 01/16/2031 then SOFR + 0.95%, 01/16/2032	750,000	737,606
Morgan Stanley Bank NA
5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	1,250,000	1,264,440
5.02% to 01/12/2028 then SOFR + 0.91%, 01/12/2029	1,500,000	1,516,303
Nippon Life Insurance Co., 4.75%, 04/02/2031(a)	3,800,000	3,810,915
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.40%, 07/01/2027(a)	2,300,000	2,292,968
Principal Life Global Funding II, 4.45%, 01/13/2031(a)	1,850,000	1,826,205
Royal Bank of Canada
4.97% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	4,650,000	4,695,251
4.50% to 08/06/2028 then SOFR + 0.89%, 08/06/2029	3,250,000	3,250,726
Santander UK Group Holdings PLC, 4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029	2,000,000	1,981,597
UBS Group AG
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030(a)	2,400,000	2,452,269
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030(a)	1,900,000	1,876,276
3.13% to 08/13/2029 then 3 mo. LIBOR USD + 1.47%, 08/13/2030(a)(d)	1,900,000	1,807,527
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030(a)	4,300,000	4,434,035
US Bank NA, 4.73% to 05/15/2027 then SOFR + 0.91%, 05/15/2028	2,250,000	2,258,677

The accompanying notes are an integral part of these financial statements.

46

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
VICI Properties LP, 4.75%, 04/01/2028	$6,850,000	$6,858,261
Wells Fargo & Co.
4.97% (SOFR + 1.37%), 04/23/2029	6,100,000	6,153,549
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,850,000	3,938,870
4.18% (SOFR + 0.74%), 01/23/2030	9,000,000	8,921,651
Willis North America, Inc., 4.55%, 03/15/2031	2,750,000	2,711,854
		248,231,150
Health Care - 1.5%
180 Medical, Inc., 3.88%, 10/15/2029(a)	3,075,000	2,989,013
Cigna Group, 4.50%, 09/15/2030	3,300,000	3,289,738
HCA, Inc., 4.30%, 11/15/2030	4,235,000	4,166,470
IQVIA, Inc., 5.70%, 05/15/2028	3,850,000	3,926,711
		14,371,932
Industrials - 4.5%
BAE Systems PLC
5.00%, 03/26/2027(a)	2,800,000	2,818,946
5.13%, 03/26/2029(a)	2,000,000	2,041,396
Boeing Co., 6.26%, 05/01/2027	1,150,000	1,170,179
Eaton Corp., 3.95%, 03/06/2029	5,200,000	5,149,422
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029(a)	5,550,000	5,484,766
Honeywell Aerospace, Inc., 4.00%, 03/16/2029(a)	2,950,000	2,923,216
Lennox International, Inc., 5.50%, 09/15/2028	3,950,000	4,024,522
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(a)	4,200,000	4,218,515
Nordson Corp., 4.50%, 12/15/2029	6,375,000	6,362,897
Regal Rexnord Corp., 6.05%, 04/15/2028	1,153,000	1,183,212
Weir Group PLC, 2.20%, 05/13/2026(a)	4,015,000	4,001,439
Weir Group, Inc., 5.35%, 05/06/2030(a)	1,300,000	1,318,083
WSP Global, Inc., 5.04%, 09/18/2031(a)	4,600,000	4,563,533
		45,260,126
Materials - 0.5%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	2,000,000	2,013,304
Glencore Funding LLC, 4.90%, 07/01/2031(a)	2,800,000	2,799,775
		4,813,079
Technology - 5.7%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	9,648,000	9,402,585

	Par	Value
Broadcom, Inc., 5.05%, 07/12/2029	$4,800,000	$4,900,087
Concentrix Corp., 6.50%, 03/01/2029(b)	5,500,000	5,351,484
Dell International LLC / EMC Corp., 4.15%, 02/15/2029	2,000,000	1,983,774
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	2,500,000	2,498,277
4.55%, 10/15/2029	3,500,000	3,483,497
Jabil, Inc.
4.20%, 02/01/2029	1,300,000	1,284,530
5.45%, 02/01/2029	2,000,000	2,040,388
Microchip Technology, Inc., 4.90%, 03/15/2028	6,000,000	6,038,152
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028	2,350,000	2,339,605
Oracle Corp.
4.55%, 02/04/2029	2,550,000	2,518,276
4.45%, 09/26/2030	4,650,000	4,482,302
Roper Technologies, Inc., 4.25%, 09/15/2028	800,000	795,105
Salesforce, Inc., 4.65%, 03/15/2029	6,150,000	6,163,704
TD SYNNEX Corp., 4.30%, 01/17/2029	3,900,000	3,857,558
		57,139,324
Utilities - 5.8%
Ameren Corp., 5.00%, 01/15/2029	2,000,000	2,031,959
Constellation Energy Generation LLC, 4.40%, 01/15/2031(b)	5,100,000	5,035,614
DTE Energy Co., 5.10%, 03/01/2029	8,875,000	9,025,704
ENEL Finance International NV, 4.13%, 09/30/2028(a)	4,500,000	4,463,861
Evergy, Inc., 4.25%, 03/15/2029	950,000	942,993
Exelon Corp., 5.15%, 03/15/2029	4,650,000	4,740,080
Nevada Power Co., 2.40%, 05/01/2030	1,963,000	1,811,701
NiSource, Inc., 5.20%, 07/01/2029	2,700,000	2,754,391
OGE Energy Corp., 5.45%, 05/15/2029	1,650,000	1,690,871
Pinnacle West Capital Corp., 4.90%, 05/15/2028	4,200,000	4,233,594
Public Service Co. of Colorado, 4.15%, 03/13/2029	4,000,000	3,989,296
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	10,000,000	10,325,907
Southern Power Co., 4.25%, 10/01/2030	1,850,000	1,826,882
Southwestern Electric Power Co., 4.10%, 09/15/2028	2,483,000	2,467,981
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	961,957	966,734
Xcel Energy, Inc., 4.75%, 03/21/2028	1,800,000	1,810,006
		58,117,574
TOTAL CORPORATE BONDS (Cost $515,418,881)		517,362,159

The accompanying notes are an integral part of these financial statements.

47

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - 15.4%
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22%, 03/19/2029(a)	$1,350,000	$1,348,538
Amur Equipment Finance Receivables LLC, Series 2025-1A, Class A2, 4.70%, 09/22/2031(a)	621,722	625,612
Carvana Auto Receivables Trust
Series 2024-N2, Class C, 5.82%, 09/10/2030(a)	1,800,000	1,822,490
Series 2024-P2, Class XS, 0.00%, 06/10/2031(a)(e)(f)	157,705,484	1,024,928
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028(a)	1,450,000	1,427,564
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032(a)	1,162,891	1,168,664
DailyPay LLC, Series 2025-1A, Class A, 5.63%, 06/26/2028(a)	900,000	902,711
Flagship Credit Auto Trust
Series 2022-1, Class C, 3.06%, 03/15/2028(a)	1,017,497	1,014,438
Series 2023-3, Class B, 5.64%, 07/16/2029(a)	3,950,000	3,954,752
Series 2024-1, Class A3, 5.48%, 10/16/2028(a)	1,530,000	1,533,708
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.85%, 08/15/2035(a)	2,000,000	2,017,623
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(g)	3,300,000	3,347,844
Series 2024-A, Class B, 5.26%, 11/15/2029	3,000,000	3,038,748
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036(a)	2,250,000	2,322,268
GreenSky LLC
Series 2025-1A, Class A2, 5.12%, 03/25/2060(a)	166,111	166,534
Series 2025-2A, Class A2, 4.93%, 06/25/2060(a)	382,403	383,372
Series 2025-3A, Class A1, 4.34%, 12/27/2060(a)	2,468,052	2,463,631
Hilton Grand Vacations, Inc.
Series 2020-AA, Class A, 2.74%, 02/25/2039(a)	55,998	55,263
Series 2022-2A, Class A, 4.30%, 01/25/2037(a)	428,189	422,837
Series 2023-1A, Class A, 5.72%, 01/25/2038(a)	944,405	958,222
Series 2024-1B, Class A, 5.75%, 09/15/2039(a)	521,229	524,641
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	1,520,563	1,544,319
Series 2024-3A, Class A, 4.98%, 08/27/2040(a)	1,602,842	1,606,067

	Par	Value
Lendbuzz Securitization Trust
Series 2024-2A, Class A2, 5.99%, 05/15/2029(a)	$1,673,805	$1,682,687
Series 2025-1A, Class A2, 5.10%, 10/15/2030(a)	997,900	996,594
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	92,755	89,357
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	303,449	288,334
Series 2022-1A, Class A, 4.15%, 11/21/2039(a)	250,869	248,494
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	2,570,934	2,591,489
Series 2024-2A, Class A, 4.43%, 03/20/2042(a)	2,492,706	2,478,794
Navient Student Loan Trust
Series 2018-BA, Class A2A, 3.61%, 12/15/2059(a)	4,418	4,416
Series 2018-DA, Class A2A, 4.00%, 12/15/2059(a)	276,977	274,498
Series 2019-BA, Class A2A, 3.39%, 12/15/2059(a)	400,539	388,168
Series 2019-EA, Class A2A, 2.64%, 05/15/2068(a)	266,710	263,122
Series 2019-FA, Class A2, 2.60%, 08/15/2068(a)	2,136,644	2,064,441
Series 2019-GA, Class A, 2.40%, 10/15/2068(a)	2,346,985	2,275,599
Series 2020-1A, Class A1B, 4.83% (30 day avg SOFR US + 1.16%), 06/25/2069(a)	1,132,230	1,143,452
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	1,763,312	1,563,514
Series 2020-A, Class A2A, 2.46%, 11/15/2068(a)	296,625	279,190
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	3,169,234	2,985,466
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	3,729,624	3,546,714
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	6,773,395	6,314,276
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	360,119	339,442
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	295,039	276,207
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	4,365,559	4,111,766
Series 2021-1A, Class A1B, 4.38% (30 day avg SOFR US + 0.71%), 12/26/2069(a)	815,822	799,247
Series 2021-2A, Class A1B, 4.33% (30 day avg SOFR US + 0.66%), 02/25/2070(a)	1,676,865	1,645,589
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	4,755,232	4,324,386

The accompanying notes are an integral part of these financial statements.

48

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2021-BA, Class A, 0.94%, 07/15/2069(a)	$1,573,751	$1,434,275
Series 2021-CA, Class A, 1.06%, 10/15/2069(a)	11,913,534	10,789,776
Series 2021-FA, Class A, 1.11%, 02/18/2070(a)	3,089,608	2,761,063
Series 2021-GA, Class A, 1.58%, 04/15/2070(a)	2,333,183	2,093,678
Series 2022-A, Class A, 2.23%, 07/15/2070(a)	1,528,510	1,387,171
Series 2022-BA, Class A, 4.16%, 10/15/2070(a)	4,646,614	4,506,572
Series 2023-A, Class A, 5.51%, 10/15/2071(a)	1,793,185	1,816,680
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	4,789,872	4,862,687
Series 2025-A, Class A, 5.02%, 07/15/2055(a)	976,724	975,024
Series 2025-B, Class A, 4.72%, 09/15/2055(a)	777,682	770,203
Series 2026-A, Class A, 4.50%, 01/18/2056(a)	4,650,000	4,599,901
Navistar Financial Dealer Note Master Trust, Series 2025-1, Class A, 4.18%, 09/25/2030(a)	2,300,000	2,295,947
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062(a)	1,057,397	1,006,242
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033(a)	626,317	625,621
Pagaya AI Debt Selection Trust
Series 2024-11, Class B, 5.64%, 07/15/2032(a)	497,083	498,654
Series 2025-1, Class A2, 5.16%, 07/15/2032(a)	941,980	943,667
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032(a)	343,974	344,852
Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.04%, 06/27/2033(a)	1,183,260	1,184,643
Santander Consumer USA Holdings, Inc.
Series 2024-5, Class A3, 4.62%, 11/15/2028	1,207,980	1,209,110
Series 2024-5, Class C, 4.78%, 01/15/2031	725,000	727,227
Series 2025-1, Class A3, 4.74%, 01/16/2029	2,195,890	2,199,857
Series 2025-1, Class B, 4.88%, 03/17/2031	5,000,000	5,013,547
Series 2025-2, Class A2, 4.71%, 06/15/2028	780,139	780,642
Series 2025-3, Class A2, 4.63%, 10/16/2028	1,714,833	1,717,339

	Par	Value
Series 2025-3, Class B, 4.49%, 09/15/2031	$1,800,000	$1,801,226
Series 2025-4, Class A2, 4.28%, 01/15/2029	1,405,547	1,406,131
Santander Holdings USA, Inc., Series 2024-A, Class B, 5.62%, 06/15/2032(a)	141,225	142,307
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class B, 5.29%, 09/17/2029(a)	1,000,000	1,008,435
SMB Private Education Loan Trust
Series 2018-A, Class A2A, 3.50%, 02/15/2036(a)	74,902	74,365
Series 2018-B, Class A2A, 3.60%, 01/15/2037(a)	236,187	234,704
Series 2018-C, Class A2A, 3.63%, 11/15/2035(a)	278,308	275,615
Series 2019-A, Class A2A, 3.44%, 07/15/2036(a)	692,216	685,796
Series 2020-B, Class A1A, 1.29%, 07/15/2053(a)	821,470	773,336
Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	1,416,647	1,296,015
Series 2021-D, Class A1A, 1.34%, 03/17/2053(a)	1,093,712	1,032,001
Series 2021-E, Class A1A, 1.68%, 02/15/2051(a)	1,093,965	1,039,818
Series 2022-A, Class APT, 2.85%, 11/16/2054(a)	2,162,638	2,008,787
Series 2022-B, Class A1A, 3.94%, 02/16/2055(a)	4,697,214	4,544,878
Series 2022-C, Class A1A, 4.48%, 05/16/2050(a)	1,204,330	1,192,569
Series 2024-F, Class A1A, 5.06%, 03/16/2054(a)	198,914	199,610
SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.82%, 06/25/2034(a)	437,327	438,333
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	433,833	421,324
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	1,098,051	1,056,695
Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	1,570,210	1,409,192
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/2047(a)	608,638	609,126
Upstart Securitization Trust, Series 2025-3, Class A2, 4.60%, 09/20/2035(a)	1,631,005	1,629,981
Veros Automobile Receivables Trust, Series 2026-1, Class A, 4.53%, 08/15/2028(a)	1,398,406	1,397,271
TOTAL ASSET-BACKED SECURITIES (Cost $154,914,163)		153,871,909

The accompanying notes are an integral part of these financial statements.

49

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
U.S. TREASURY SECURITIES - 10.7%
United States Treasury Note/Bond
4.63%, 09/30/2028	$5,500,000	$5,605,918
3.50%, 10/15/2028	10,000,000	9,923,438
4.38%, 11/30/2028	4,000,000	4,055,938
3.50%, 03/15/2029	52,475,000	52,013,794
3.88%, 07/31/2030	15,000,000	14,976,855
3.63%, 08/31/2030	21,050,000	20,793,864
TOTAL U.S. TREASURY SECURITIES (Cost $107,570,711)		107,369,807
COLLATERALIZED LOAN OBLIGATIONS - 7.8%
Basswood Park CLO Ltd., Series 2021-1A, Class AR, 4.70% (3 mo. Term SOFR + 1.03%), 04/20/2034(a)	4,500,000	4,494,958
Benefit Street Partners CLO Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035(a)	3,750,000	3,743,374
CarVal CLO, Series 2018-1A, Class AR, 4.90% (3 mo. Term SOFR + 1.23%), 07/16/2031(a)	4,658,566	4,660,981
Dryden Senior Loan Fund
Series 2017-53A, Class AR, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2031(a)	2,358,261	2,358,456
Series 2018-55A, Class A1, 4.95% (3 mo. Term SOFR + 1.28%), 04/15/2031(a)	383,834	384,163
Elmwood CLO Ltd.
Series 2022-2A, Class A1R, 4.82% (3 mo. Term SOFR + 1.15%), 04/22/2035(a)	2,000,000	1,998,510
Series 2022-3A, Class ARR, 4.79% (3 mo. Term SOFR + 1.11%), 04/20/2037(a)	3,000,000	2,992,359
Flatiron CLO Ltd., Series 2024-1A, Class A1R, 4.75% (3 mo. Term SOFR + 1.08%), 07/15/2036(a)	2,000,000	1,998,035
Magnetite CLO Ltd.
Series 2019-22A, Class ARR, 4.92% (3 mo. Term SOFR + 1.25%), 07/15/2036(a)	2,350,000	2,356,373
Series 2019-23A, Class AR2, 4.64% (3 mo. Term SOFR + 0.99%), 01/25/2035(a)	10,500,000	10,486,108
Series 2019-24A, Class BR, 5.42% (3 mo. Term SOFR + 1.75%), 04/15/2035(a)	250,000	249,628
Series 2021-29A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2037(a)	2,000,000	2,001,497

	Par	Value
Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(a)	$4,000,000	$3,996,181
Neuberger Berman CLO Ltd.
Series 2021-41A, Class AR, 4.72% (3 mo. Term SOFR + 1.05%), 04/15/2034(a)	3,000,000	2,997,665
Series 2021-42A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 07/16/2036(a)	2,000,000	1,997,209
Series 2021-43A, Class BR, 5.12% (3 mo. Term SOFR + 1.45%), 07/17/2036(a)	5,250,000	5,251,555
Series 2022-50A, Class AR2, 4.70% (3 mo. Term SOFR + 1.04%), 07/23/2036(a)	2,550,000	2,547,134
Series 2022-50A, Class BR2, 5.01% (3 mo. Term SOFR + 1.35%), 07/23/2036(a)	1,375,000	1,374,603
Palmer Square Loan Funding Ltd.
Series 2024-1A, Class A2R, 4.81% (3 mo. Term SOFR + 1.15%), 10/15/2032(a)	3,000,000	2,991,146
Series 2025-2A, Class A1, 4.61% (3 mo. Term SOFR + 0.94%), 07/15/2033(a)	4,458,453	4,462,270
Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(a)	4,850,000	4,850,443
Series 2025-3A, Class A2, 5.11% (3 mo. Term SOFR + 1.40%), 01/15/2034(a)	5,598,000	5,593,530
Southwick Park CLO, Series 2019-4A, Class A1RR, 4.67% (3 mo. Term SOFR + 1.00%), 07/20/2032(a)	4,504,536	4,504,741
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $78,333,317)		78,290,919
BANK LOANS - 6.5%
Consumer Discretionary - 0.5%
Allied Universal Holdco LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 08/20/2032	3,482,500	3,486,853
SkyMiles IP Ltd., Senior Secured First Lien, 5.17% (3 mo. SOFR US + 1.50%), 10/20/2028	1,745,625	1,756,719
		5,243,572
Energy - 0.2%
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 5.93% (1 mo. SOFR US + 2.25%), 10/05/2028	1,984,926	1,989,889

The accompanying notes are an integral part of these financial statements.

50

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Financials - 1.2%(c)
CoreLogic, Inc., Senior Secured First Lien, 7.40% (1 mo. SOFR US + 3.50%), 06/02/2028	$3,342,500	$3,204,638
Focus Financial Partners LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 09/15/2031	3,541,103	3,434,675
IMA Financial Group, Inc., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 11/01/2028	2,121,982	2,106,067
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 06/17/2032	3,690,727	3,413,922
		12,159,302
Health Care - 0.5%
Medline Borrower LP, Senior Secured First Lien
5.42% (1 mo. SOFR US + 1.75%), 10/23/2028	870,313	872,598
5.42% (1 mo. SOFR US + 1.75%), 10/23/2030	4,452,510	4,462,928
		5,335,526
Industrials - 2.4%
APi Group DE, Inc., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 01/03/2029	1,900,000	1,901,292
BCPE Empire Holdings, Inc., Senior Secured First Lien
6.92% (1 mo. SOFR US + 3.25%), 12/26/2030	4,680,269	4,617,858
7.17% (1 mo. SOFR US + 3.50%), 12/29/2032	1,013,333	999,405
Chart Industries, Inc., Senior Secured First Lien, 6.16% (3 mo. SOFR US + 2.50%), 03/18/2030	3,267,596	3,269,639
Dycom Industries, Inc., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 01/27/2033	1,450,000	1,457,554
Indicor LLC, Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 11/23/2029	3,900,897	3,905,500
TransDigm, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 02/28/2031	7,906,671	7,916,633
		24,067,881
Materials - 0.3%
Proampac PG Borrower LLC, Senior Secured First Lien, 7.78% (1 mo. SOFR US + 4.00%), 03/07/2033	2,578,150	2,496,293
		2,496,293

	Par	Value
Technology - 1.4%
Ellucian Holdings, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 10/09/2029	$5,136,502	$5,003,800
Polaris Newco LLC, Senior Secured First Lien, 8.04% (3 mo. SOFR US + 4.00%), 06/05/2028	1,939,086	1,711,855
RealPage, Inc., Senior Secured First Lien, 7.08% (3 mo. SOFR US + 3.00%), 04/24/2028	3,141,775	3,016,984
UKG, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 02/10/2031	3,880,647	3,713,546
		13,446,185
TOTAL BANK LOANS (Cost $65,809,846)		64,738,648
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
A&D Mortgage LLC, Series 2025-NQM4, Class A1, 5.23%, 10/25/2070(a)(g)	4,843,649	4,836,880
Angel Oak Mortgage Trust LLC
Series 2025-7, Class A1, 5.51%, 06/25/2070(a)(g)	4,602,215	4,620,967
Series 2026-2, Class A1, 4.69%, 02/25/2071(a)(h)	5,937,368	5,881,035
BRAVO Residential Funding Trust
Series 2025-NQM5, Class A1, 5.50%, 02/25/2065(a)(h)	1,177,638	1,183,003
Series 2025-NQM6, Class A1, 5.33%, 06/25/2065(a)(g)	3,130,080	3,136,376
Series 2025-NQM7, Class A1A, 5.46%, 07/25/2065(a)(g)	1,297,839	1,303,268
Series 2025-NQM8, Class A1, 5.08%, 06/25/2065(a)(g)	1,608,227	1,604,411
Series 2025-NQM9, Class A1, 5.04%, 09/25/2065(a)(g)	6,893,923	6,872,695
GCAT, Series 2025-NQM1, Class A1, 5.37%, 11/25/2069(a)(g)	2,281,622	2,286,058
JP Morgan Mortgage Trust
Series 2025-5MPR, Class A1B, 5.59%, 11/25/2055(a)(g)	226,573	226,473
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065(a)(h)	1,718,702	1,726,775
Series 2025-NQM5, Class A1A, 4.88%, 05/25/2066(a)(g)	5,021,617	4,987,587
LHOME Mortgage Trust, Series 2025-RTL1, Class A1, 5.65%, 01/25/2040(a)(g)	1,000,000	1,004,097
Onslow Bay Mortgage Loan Trust
Series 2023-NQM3, Class A1, 5.95%, 02/25/2063(a)(g)	1,285,970	1,282,683
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064(a)(h)	1,064,739	1,069,699
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065(a)(g)	2,619,993	2,630,297

The accompanying notes are an integral part of these financial statements.

51

ARISTOTLE SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2025-NQM11, Class A1, 5.42%, 05/25/2065(a)(g)	$1,067,899	$1,071,747
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065(a)(g)	1,132,362	1,131,915
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065(a)(g)	1,543,647	1,542,563
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065(a)(h)	2,892,424	2,880,112
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065(a)(h)	1,578,196	1,574,294
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,963,515)		52,852,935
MORTGAGE-BACKED SECURITIES - 0.3%
PNW Trust, Series 2026-ARTE, Class A, 5.39% (1 mo. Term SOFR + 1.71%), 04/15/2029(a)	3,450,000	3,446,704
TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,441,375)		3,446,704
	Shares
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.4%
Money Market Funds - 1.4%
GS Financial Square Government Fund - Institutional Class, 3.56%(i)	13,573,030	13,573,030
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,573,030)		13,573,030
TOTAL INVESTMENTS - 99.2% (Cost $992,024,838)		$991,506,111
Money Market Deposit Account - 2.6%(j)		25,801,776
Liabilities in Excess of Other Assets - (1.8)%		(17,866,335)
TOTAL NET ASSETS - 100.0%		$999,441,552

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $418,902,631 or 41.9% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $13,620,219.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Interest only security.
(f)	Zero coupon bonds make no periodic interest payments.
(g)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(i)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(j)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

52

ARISTOTLE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 91.2%
Communication Services - 1.3%
TKO Group Holdings, Inc.	7,416	$1,495,436
Consumer Discretionary - 7.0%
Hilton Grand Vacations, Inc.(a)	20,077	785,412
KB Home	18,418	953,131
LKQ Corp.	33,437	982,045
Matthews International Corp. - Class A	36,558	943,928
Pursuit Attractions and Hospitality, Inc.(a)	38,638	1,415,310
Sonos, Inc.(a)	56,465	756,631
Valvoline, Inc.(a)	37,905	1,276,640
Wolverine World Wide, Inc.	58,059	947,523
		8,060,620
Consumer Staples - 2.7%
Chefs’ Warehouse, Inc.(a)	5,558	330,423
Herbalife Ltd.(a)	48,190	709,357
Interparfums, Inc.	10,233	929,566
J & J Snack Foods Corp.	7,120	564,402
Primo Brands Corp.	27,073	509,785
		3,043,533
Energy - 4.8%
Ardmore Shipping Corp.	115,475	1,760,994
International Seaways, Inc.	12,443	906,846
Northern Oil & Gas, Inc.	29,070	849,716
Oceaneering International, Inc.(a)	23,869	846,633
Range Resources Corp.	24,359	1,100,540
		5,464,729
Financials - 16.9%
Atlantic Union Bankshares Corp.	40,313	1,440,787
Baldwin Insurance Group, Inc. - Class A(a)	46,536	1,021,000
BankUnited, Inc.	23,767	1,073,318
Banner Corp.	13,292	806,558
Byline Bancorp, Inc.	56,914	1,796,775
Cohen & Steers, Inc.	13,026	814,776
Columbia Banking System, Inc.	35,495	973,628
Customers Bancorp, Inc.(a)	24,160	1,676,946
Euronet Worldwide, Inc.(a)	17,583	1,166,984
First Interstate BancSystem, Inc. - Class A	29,046	970,136
National Bank Holdings Corp. - Class A	40,689	1,593,381
Old National Bancorp	35,905	793,500
Perella Weinberg Partners	84,189	1,528,872
Texas Capital Bancshares, Inc.(a)	8,550	811,224
United Community Banks, Inc. of Georgia	28,630	901,559
Voya Financial, Inc.	17,147	1,171,483
WesBanco, Inc.	24,343	839,590
		19,380,517

	Shares	Value
Health Care - 12.8%
Acadia Healthcare Co., Inc.(a)	37,513	$877,429
Charles River Laboratories International, Inc.(a)	6,997	1,206,982
Chemed Corp.	3,641	1,375,351
Cross Country Healthcare, Inc.(a)	45,112	424,053
Envista Holdings Corp.(a)	22,442	569,353
Guardian Pharmacy Services, Inc. - Class A(a)	41,904	1,578,105
Haemonetics Corp.(a)	23,452	1,321,755
HealthEquity, Inc.(a)	27,672	2,312,549
Merit Medical Systems, Inc.(a)	26,076	1,797,419
Pediatrix Medical Group, Inc.(a)	28,158	602,300
Perrigo Co. PLC	29,690	318,871
Prestige Consumer Healthcare, Inc.(a)	18,606	1,102,778
QuidelOrtho Corp.(a)	28,631	470,407
Supernus Pharmaceuticals, Inc.(a)	14,013	724,332
		14,681,684
Industrials - 16.5%
AerCap Holdings NV	18,527	2,541,534
Albany International Corp. - Class A	18,585	970,323
Amentum Holdings, Inc.(a)	31,673	826,032
Casella Waste Systems, Inc. - Class A(a)	13,502	1,071,249
Dycom Industries, Inc.(a)	2,209	748,453
Flowserve Corp.	7,376	542,210
FTI Consulting, Inc.(a)	4,632	818,799
GXO Logistics, Inc.(a)	19,532	1,012,734
Hexcel Corp.	17,326	1,402,193
Huron Consulting Group, Inc.(a)	17,778	2,266,517
KBR, Inc.	29,958	1,104,252
Knight-Swift Transportation Holdings, Inc.	17,957	1,033,964
Liquidity Services, Inc.(a)	45,601	1,394,023
Mercury Systems, Inc.(a)	26,637	1,942,104
Verra Mobility Corp.(a)	44,350	633,761
WillScot Holdings Corp.	34,568	600,100
		18,908,248
Information Technology - 19.3%
ACI Worldwide, Inc.(a)	46,583	1,910,369
Advanced Energy Industries, Inc.	10,295	3,322,299
ASGN, Inc.(a)	24,319	941,388
Belden, Inc.	12,803	1,470,169
Benchmark Electronics, Inc.	22,418	1,256,753
Box, Inc. - Class A(a)	48,703	1,151,339
Dolby Laboratories, Inc. - Class A	11,571	694,954
Insight Enterprises, Inc.(a)	7,434	498,152
Itron, Inc.(a)	19,977	1,790,539
Knowles Corp.(a)	71,466	1,835,247
Littelfuse, Inc.	6,005	2,037,797
MACOM Technology Solutions Holdings, Inc.(a)	14,001	3,109,202
Novanta, Inc.(a)	11,484	1,356,375
Rogers Corp.(a)	6,314	677,682
		22,052,265

The accompanying notes are an integral part of these financial statements.

53

ARISTOTLE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 7.1%
Alamos Gold, Inc. - Class A	48,086	$2,136,461
AptarGroup, Inc.	8,678	1,093,602
Axalta Coating Systems Ltd.(a)	26,851	743,773
James Hardie Industries PLC(a)	57,828	1,095,262
Scotts Miracle-Gro Co.	25,842	1,571,452
Silgan Holdings, Inc.	39,003	1,513,316
		8,153,866
Utilities - 2.8%
IDACORP, Inc.	4,624	661,093
ONE Gas, Inc.	11,397	981,624
Unitil Corp.	30,060	1,570,334
		3,213,051
TOTAL COMMON STOCKS (Cost $76,367,736)		104,453,949
REAL ESTATE INVESTMENT TRUSTS - 6.2%
Financials - 2.3%
HA Sustainable Infrastructure Capital, Inc.	72,946	2,680,765
Real Estate - 3.9%
Agree Realty Corp.	13,709	1,033,384
AH Realty Trust, Inc.	72,873	400,802
Americold Realty Trust, Inc.	45,580	522,347
Community Healthcare Trust, Inc.	37,108	589,646
Safehold, Inc.	16,748	226,600
STAG Industrial, Inc.	45,110	1,626,667
		4,399,446
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,358,553)		7,080,211
EXCHANGE TRADED FUNDS - 1.1%
iShares Russell 2000 ETF(b)	2,378	589,744
iShares Russell 2000 Value ETF	3,153	597,777
TOTAL EXCHANGE TRADED FUNDS (Cost $624,483)		1,187,521

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.4%
Money Market Funds - 0.4%
GS Financial Square Government Fund - Institutional Class, 3.56%(c)	489,000	$489,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $489,000)		489,000
TOTAL INVESTMENTS - 98.9% (Cost $84,839,772)		$113,210,681
Money Market Deposit Account - 1.6%(d)		1,823,697
Liabilities in Excess of Other Assets - (0.5)%		(527,469)
TOTAL NET ASSETS - 100.0%		$114,506,909

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $379,180.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

54

ARISTOTLE SMALL/MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 92.3%
Communication Services - 1.3%
TKO Group Holdings, Inc.	1,402	$282,713
Consumer Discretionary - 7.0%
Hilton Grand Vacations, Inc.(a)	3,852	150,690
KB Home	3,315	171,551
LKQ Corp.	6,360	186,793
Matthews International Corp. - Class A	6,428	165,971
Pool Corp.	417	84,372
Service Corp. International/US	2,846	234,823
Sonos, Inc.(a)	5,415	72,561
Valvoline, Inc.(a)	7,211	242,867
Wolverine World Wide, Inc.	13,900	226,848
		1,536,476
Consumer Staples - 3.5%
BJ’s Wholesale Club Holdings, Inc.(a)	2,367	232,960
Herbalife Ltd.(a)	8,172	120,292
Interparfums, Inc.	2,152	195,488
J & J Snack Foods Corp.	1,324	104,954
Primo Brands Corp.	5,733	107,952
		761,646
Energy - 5.7%
Northern Oil & Gas, Inc.	3,416	99,850
Oceaneering International, Inc.(a)	4,528	160,608
Permian Resources Corp.	24,251	517,031
Range Resources Corp.	10,594	478,637
		1,256,126
Financials - 13.4%
Atlantic Union Bankshares Corp.	4,575	163,510
Baldwin Insurance Group, Inc. - Class A(a)	8,887	194,981
BankUnited, Inc.	8,938	403,640
Banner Corp.	2,269	137,683
Cohen & Steers, Inc.	2,499	156,312
Columbia Banking System, Inc.	6,213	170,423
Euronet Worldwide, Inc.(a)	2,819	187,097
First Interstate BancSystem, Inc. - Class A	5,483	183,132
National Bank Holdings Corp. - Class A	7,041	275,726
Old National Bancorp	6,740	148,954
Perella Weinberg Partners	16,196	294,119
Texas Capital Bancshares, Inc.(a)	1,307	124,008
United Community Banks, Inc. of Georgia	5,050	159,025
Voya Financial, Inc.	2,932	200,314
WSFS Financial Corp.	2,002	131,051
		2,929,975
Health Care - 12.2%
Acadia Healthcare Co., Inc.(a)	5,976	139,779
Charles River Laboratories International, Inc.(a)	1,348	232,530
Chemed Corp.	689	260,263

	Shares	Value
Encompass Health Corp.	3,510	$339,522
Envista Holdings Corp.(a)	4,278	108,533
Haemonetics Corp.(a)	4,687	264,159
HealthEquity, Inc.(a)	4,684	391,442
Merit Medical Systems, Inc.(a)	4,677	322,386
Pediatrix Medical Group, Inc.(a)	4,911	105,046
Perrigo Co. PLC	5,522	59,306
Prestige Consumer Healthcare, Inc.(a)	2,316	137,269
QuidelOrtho Corp.(a)	5,502	90,398
Supernus Pharmaceuticals, Inc.(a)	2,659	137,444
Teleflex, Inc.	701	83,847
		2,671,924
Industrials - 19.2%
AerCap Holdings NV	3,139	430,608
Albany International Corp. - Class A	3,246	169,474
Amentum Holdings, Inc.(a)	5,960	155,437
Casella Waste Systems, Inc. - Class A(a)	2,590	205,491
Dycom Industries, Inc.(a)	425	143,998
Flowserve Corp.	2,807	206,343
FTAI Aviation Ltd.	1,629	399,105
FTI Consulting, Inc.(a)	1,124	198,689
GXO Logistics, Inc.(a)	3,770	195,474
HEICO Corp. - Class A	565	119,266
Hexcel Corp.	3,288	266,098
Huron Consulting Group, Inc.(a)	2,811	358,374
IDEX Corp.	1,124	213,054
Jacobs Solutions, Inc.	1,531	194,866
KBR, Inc.	5,745	211,761
Knight-Swift Transportation Holdings, Inc.	5,306	305,519
Mercury Systems, Inc.(a)	2,481	180,890
Verra Mobility Corp.(a)	8,513	121,651
WillScot Holdings Corp.	6,689	116,121
		4,192,219
Information Technology - 20.0%
ACI Worldwide, Inc.(a)	7,722	316,679
Advanced Energy Industries, Inc.	1,975	637,352
ASGN, Inc.(a)	4,568	176,827
Belden, Inc.	2,813	323,017
Box, Inc. - Class A(a)	8,441	199,545
Dolby Laboratories, Inc. - Class A	2,190	131,532
Gartner, Inc.(a)	508	80,437
Insight Enterprises, Inc.(a)	1,000	67,010
IPG Photonics Corp.(a)	1,100	126,049
Itron, Inc.(a)	3,829	343,193
Knowles Corp.(a)	11,281	289,696
Littelfuse, Inc.	1,137	385,841
MACOM Technology Solutions Holdings, Inc.(a)	2,704	600,477
Novanta, Inc.(a)	2,027	239,409
Rogers Corp.(a)	1,101	118,170
Teledyne Technologies, Inc.(a)	541	327,311
		4,362,545

The accompanying notes are an integral part of these financial statements.

55

ARISTOTLE SMALL/MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 7.7%
Alamos Gold, Inc. - Class A	13,157	$584,566
AptarGroup, Inc.	1,975	248,890
Axalta Coating Systems Ltd.(a)	5,015	138,915
James Hardie Industries PLC(a)	11,131	210,821
Scotts Miracle-Gro Co.	4,888	297,239
Silgan Holdings, Inc.	4,993	193,728
		1,674,159
Utilities - 2.3%
Essential Utilities, Inc.	1,353	54,485
IDACORP, Inc.	1,309	187,148
Pinnacle West Capital Corp.	1,518	152,939
UGI Corp.	2,893	105,363
		499,935
TOTAL COMMON STOCKS (Cost $17,628,950)		20,167,718
REAL ESTATE INVESTMENT TRUSTS - 5.5%
Financials - 2.3%
HA Sustainable Infrastructure Capital, Inc.	13,737	504,835
Real Estate - 3.2%
Agree Realty Corp.	2,554	192,521
Americold Realty Trust, Inc.	8,527	97,719
BXP, Inc.	1,233	63,993
Healthpeak Properties, Inc.	10,240	168,243
Safehold, Inc.	1,454	19,673
STAG Industrial, Inc.	4,339	156,464
		698,613
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,066,421)		1,203,448
CLOSED-END FUNDS - 0.7%
SLR Investment Corp.	11,101	158,855
TOTAL CLOSED-END FUNDS (Cost $163,740)		158,855
TOTAL INVESTMENTS - 98.5% (Cost $18,859,111)		$21,530,021
Money Market Deposit Account - 1.5%(b)		326,994
Liabilities in Excess of Other Assets - (0.0)%(c)		(4,324)
TOTAL NET ASSETS - 100.0%		$21,852,691

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

56

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026

	Par	Value
CORPORATE BONDS - 69.8%
Communications - 4.3%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(a)	$8,750,000	$8,691,717
APLD ComputeCo LLC, 9.25%, 12/15/2030(a)	26,500,000	27,326,853
Beignet Investor LLC, 6.58%, 05/30/2049(a)	30,250,000	31,125,146
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030(a)	21,075,000	20,010,800
4.25%, 02/01/2031(a)(b)	7,000,000	6,384,592
Charter Communications Operating LLC / Charter Communications Operating Capital
4.40%, 04/01/2033	10,000,000	9,354,435
6.38%, 10/23/2035	7,500,000	7,621,251
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)(b)	8,200,000	8,624,678
Cox Communications, Inc., 5.45%, 09/01/2034(a)	11,700,000	11,234,699
EchoStar Corp., 10.75%, 11/30/2029	8,000,000	8,646,926
Flash Compute LLC, 7.25%, 12/31/2030(a)	11,900,000	11,995,688
Level 3 Financing, Inc., 6.88%, 06/30/2033(a)	7,000,000	7,133,778
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 8.63%, 06/15/2032(a)	950,000	968,241
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	13,025,000	13,622,027
WULF Compute LLC, 7.75%, 10/15/2030(a)(b)	8,000,000	8,458,520
		181,199,351
Consumer Discretionary - 6.0%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	8,200,000	8,461,457
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.88%, 06/15/2030(a)	15,650,000	15,876,174
Amazon.com, Inc., 4.88%, 03/13/2036	10,600,000	10,507,489
American Airlines 2016-1 Class A Pass Through Trust, Series 2016-1, 4.10%, 01/15/2028	822,126	808,057
American Airlines 2019-1 Class A Pass Through Trust, Series A, 3.50%, 02/15/2032	1,315,127	1,215,621
American Airlines 2019-1 Class AA Pass Through Trust, Series AA, 3.15%, 02/15/2032	1,989,551	1,856,931
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033(a)	11,146,564	11,879,365

	Par	Value
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	$10,825,000	$11,190,733
Caesars Entertainment, Inc.
4.63%, 10/15/2029(a)(b)	8,000,000	7,698,640
7.00%, 02/15/2030(a)	9,175,000	9,292,761
Carnival Corp.
5.88%, 06/15/2031(a)	3,775,000	3,823,777
5.75%, 08/01/2032(a)(b)	13,925,000	13,937,878
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(a)(b)	10,000,000	9,387,581
Ford Motor Co., 6.10%, 08/19/2032(b)	2,175,000	2,194,165
Ford Motor Credit Co. LLC
7.35%, 03/06/2030	3,138,000	3,311,734
7.20%, 06/10/2030	5,000,000	5,270,035
4.00%, 11/13/2030	1,600,000	1,489,680
5.75%, 04/06/2033	6,400,000	6,283,813
Garda World Security Corp., 6.50%, 01/15/2031(a)	5,750,000	5,833,847
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031(a)(b)	9,200,000	8,707,049
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)	35,000,000	26,019,528
NCL Corp. Ltd.
5.88%, 01/15/2031(a)(b)	14,075,000	13,683,234
6.25%, 09/15/2033(a)(b)	8,825,000	8,569,370
NCL Finance Ltd., 6.13%, 03/15/2028(a)	5,000,000	5,045,435
Newell Brands, Inc., 8.50%, 06/01/2028(a)	12,300,000	12,702,825
PetSmart LLC / PetSmart Finance Corp., 7.50%, 09/15/2032(a)	4,025,000	4,047,600
Six Flags Entertainment Corp., 7.25%, 05/15/2031(a)(b)	8,125,000	7,831,811
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(a)	1,725,000	1,728,965
Veritiv Operating Co., 10.50%, 11/30/2030(a)(b)	16,600,000	17,272,267
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031(a)	8,000,000	8,390,360
6.25%, 03/15/2033(a)(b)	9,575,000	9,485,133
		253,803,315
Consumer Staples - 4.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/2034(a)	9,000,000	8,816,367
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029(a)	10,696,222	11,406,408
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(a)	12,550,000	12,787,107
9.63%, 09/15/2032(a)(b)	12,825,000	13,093,953

The accompanying notes are an integral part of these financial statements.

57

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Staples - (Continued)
Froneri Lux FinCo SARL, Senior Secured First Lien, 6.00%, 08/01/2032(a)	$8,075,000	$7,880,980
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033(a)	3,075,000	3,109,603
J M Smucker Co., 6.20%, 11/15/2033(b)	13,000,000	13,778,637
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/2033(b)	8,740,000	9,027,243
5.95%, 04/20/2035	28,100,000	29,197,695
5.63%, 03/10/2037(a)	2,300,000	2,308,636
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034	2,414,000	2,656,544
Maple Parent Holdings Corp.
5.70%, 03/26/2036(a)	18,950,000	18,836,642
6.63%, 03/26/2056(a)	3,650,000	3,617,519
Opal Bidco SAS, 6.50%, 03/31/2032(a)	15,800,000	15,824,790
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	8,000,000	7,649,210
Post Holdings, Inc., 6.38%, 03/01/2033(a)	4,525,000	4,461,866
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(a)	13,575,000	13,466,593
		177,919,793
Energy - 6.8%
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	11,575,000	11,809,046
Colonial Enterprises, Inc., 5.63%, 11/15/2035(a)	11,825,000	11,822,837
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031(a)	14,275,000	13,928,155
7.50%, 12/15/2033(a)	8,250,000	8,663,968
Enbridge, Inc., 5.45%, 03/27/2036	8,350,000	8,425,104
Enerflex, Inc., 6.88%, 01/15/2031(a)	15,200,000	15,529,454
Energy Transfer LP
5.75%, 02/15/2033	14,500,000	15,085,703
5.60%, 09/01/2034	14,000,000	14,273,368
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	11,675,000	11,865,863
6.30%, 01/15/2056	9,225,000	9,092,293
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	16,850,000	16,658,144
MPLX LP
4.95%, 09/01/2032	300,000	299,189
5.00%, 01/15/2033	1,100,000	1,092,328
5.50%, 06/01/2034	22,750,000	22,992,392

	Par	Value
5.40%, 09/15/2035	$6,300,000	$6,274,572
5.30%, 04/01/2036	7,550,000	7,444,844
4.50%, 04/15/2038	8,000,000	7,192,586
SM Energy Co.
9.63%, 06/15/2033(a)	6,000,000	6,632,256
6.63%, 04/15/2034(a)	2,550,000	2,544,835
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(a)	11,025,000	11,265,191
5.63%, 03/15/2031(a)	12,525,000	12,476,382
5.38%, 07/15/2031(a)	600,000	595,615
7.25%, 05/01/2032(a)	7,125,000	7,376,398
5.88%, 03/15/2034(a)	725,000	717,506
Targa Resources Corp.
6.13%, 03/15/2033	8,500,000	8,993,286
6.50%, 03/30/2034	4,750,000	5,136,480
5.65%, 02/15/2036	8,450,000	8,578,274
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(a)(b)	3,560,000	3,156,479
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)(b)	4,250,000	4,236,532
9.88%, 02/01/2032(a)(b)	18,225,000	19,582,362
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035(a)	3,925,000	4,401,507
6.75%, 01/15/2036(a)	8,225,000	8,716,871
		286,859,820
Financials - 30.1%(c)
Acrisure LLC / Acrisure Finance, Inc.
6.00%, 08/01/2029(a)(b)	8,500,000	7,990,000
7.50%, 11/06/2030(a)	28,475,000	28,626,743
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055(b)	5,650,000	5,785,806
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027(a)	7,000,000	6,998,971
6.75%, 04/15/2028(a)	31,450,000	31,639,644
6.50%, 10/01/2031(a)	17,350,000	17,058,478
7.38%, 10/01/2032(a)(b)	4,250,000	4,214,730
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	11,500,000	11,643,256
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)(b)	26,775,000	26,259,781
Asurion LLC/ Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032(a)	2,300,000	2,388,062
8.38%, 02/01/2034(a)	5,350,000	5,197,912
Athene Global Funding, 5.54%, 08/22/2035(a)(b)	6,425,000	6,311,595
Athene Holding Ltd., 6.63%, 05/19/2055(b)	9,350,000	9,017,166

The accompanying notes are an integral part of these financial statements.

58

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Atlas Warehouse Lending Co. LP
6.25%, 01/15/2030(a)	$6,775,000	$6,970,601
4.95%, 11/15/2030(a)	3,500,000	3,436,867
5.25%, 01/15/2033(a)	4,250,000	4,118,326
Avolon Holdings Funding Ltd.
5.38%, 05/30/2030(a)	5,000,000	5,056,673
4.90%, 10/10/2030(a)	5,500,000	5,464,475
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual(a)	1,600,000	1,604,363
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual(a)	2,397,000	2,482,705
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual(a)	3,900,000	4,012,125
6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual(a)	4,712,000	4,494,282
Banco Santander SA, 5.13%, 11/06/2035	9,000,000	8,778,111
Bank of America Corp.
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	14,500,000	14,875,623
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	5,000,000	4,536,217
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032	1,450,000	1,280,459
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	6,000,000	5,432,876
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	4,000,000	4,050,135
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	11,000,000	11,522,243
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035	10,000,000	10,211,211
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	7,500,000	7,632,242
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	8,100,000	7,009,076
Bank of New York Mellon Corp., 5.63% to 03/20/2031 then 5 yr. CMT Rate + 2.03%, Perpetual(b)	1,350,000	1,323,027
Bank of Nova Scotia, 7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085(b)	10,500,000	10,610,712
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual(b)	20,700,000	20,910,219

	Par	Value
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7.63% to 02/11/2030 then 5 yr. CMT Rate + 3.38%, 02/11/2035(a)	$5,725,000	$5,925,375
8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039(a)	11,300,000	11,907,848
BNP Paribas SA
5.79% to 01/13/2032 then SOFR + 1.62%, 01/13/2033(a)	19,800,000	20,474,301
6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual(a)(b)	1,800,000	1,740,331
7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual(a)(b)	3,400,000	3,414,465
BPCE SA
5.42% to 01/13/2036 then SOFR + 1.57%, 01/13/2037(a)(b)	6,350,000	6,193,712
6.35% to 01/13/2046 then SOFR + 2.11%, 01/13/2047(a)	2,750,000	2,633,736
Brown & Brown, Inc.
5.25%, 06/23/2032	6,000,000	5,992,561
5.55%, 06/23/2035	10,000,000	9,992,070
Burford Capital Global Finance LLC
9.25%, 07/01/2031(a)	5,000,000	4,518,475
7.50%, 07/15/2033(a)(b)	28,100,000	23,429,499
8.50%, 01/15/2034(a)(b)	1,000,000	860,000
Citigroup, Inc.
6.95% to 02/15/2030 then 5 yr. CMT Rate + 2.73%, Perpetual	7,825,000	7,887,609
6.63% to 02/15/2031 then 5 yr. CMT Rate + 3.00%, Perpetual	3,725,000	3,730,328
6.50% to 05/15/2031 then 5 yr. CMT Rate + 2.75%, Perpetual(b)	9,000,000	8,981,002
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	14,250,000	14,757,654
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	6,000,000	6,080,729
6.02% to 01/24/2035 then SOFR + 1.83%, 01/24/2036	3,200,000	3,268,627
5.17% to 09/11/2035 then SOFR + 1.49%, 09/11/2036	1,150,000	1,140,407
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	23,725,000	23,186,419
Credit Agricole SA
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033(a)	7,300,000	7,154,319
6.70% to 09/23/2034 then USISSO05 + 3.60%, Perpetual(a)(b)	7,650,000	7,536,876

The accompanying notes are an integral part of these financial statements.

59

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
7.13% to 09/23/2035 then USISSO05 + 3.58%, Perpetual(a)	$2,400,000	$2,423,686
5.86% to 01/09/2035 then SOFR + 1.74%, 01/09/2036(a)	5,000,000	5,152,560
5.26% to 01/12/2036 then SOFR + 1.43%, 01/12/2037(a)(b)	7,500,000	7,340,562
DAE Funding LLC, 4.95%, 01/15/2033(a)	8,400,000	7,980,877
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	3,450,000	3,424,351
Fiserv, Inc.
4.75%, 03/15/2030	2,900,000	2,875,057
5.63%, 08/21/2033(b)	7,000,000	7,068,013
5.15%, 08/12/2034(b)	27,575,000	26,796,961
Global Payments, Inc., 5.55%, 11/15/2035	23,175,000	22,343,444
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	16,000,000	16,187,168
4.00%, 01/15/2031	7,925,000	7,518,212
5.25%, 02/15/2033	6,200,000	6,083,085
5.63%, 09/15/2034	17,100,000	16,849,064
5.75%, 11/01/2037	4,500,000	4,359,593
Goldman Sachs Group, Inc.
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	5,150,000	5,252,681
4.52% to 01/21/2031 then SOFR + 0.96%, 01/21/2032	1,100,000	1,083,557
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	10,050,000	9,030,647
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	6,250,000	5,550,547
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	3,400,000	3,338,259
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	3,250,000	3,304,988
5.39% (5 yr. CMT Rate + 1.18%), 02/02/2041	35,000,000	33,828,093
Host Hotels & Resorts LP
3.38%, 12/15/2029	5,800,000	5,513,825
2.90%, 12/15/2031	10,379,000	9,232,056
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032(a)	19,050,000	17,866,324
HSBC Holdings PLC
6.95% to 02/27/2032 then 5 yr. CMT Rate + 2.64%, Perpetual(b)	4,600,000	4,591,187
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032	10,000,000	8,996,535
7.00% to 03/24/2036 then 5 yr. CMT Rate + 2.80%, Perpetual(b)	9,200,000	9,113,514
5.28% to 03/10/2036 then SOFR + 1.55%, 03/10/2037	12,200,000	11,985,439

	Par	Value
Jane Street Group / JSG Finance, Inc.
7.13%, 04/30/2031(a)	$4,000,000	$4,114,264
6.75%, 05/01/2033(a)(b)	26,850,000	27,260,214
JPMorgan Chase & Co.
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	9,100,000	9,343,107
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034	12,450,000	12,708,590
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	13,850,000	14,896,212
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	14,100,000	14,535,331
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036	2,950,000	2,988,561
4.81% to 10/22/2035 then SOFR + 1.19%, 10/22/2036	2,900,000	2,816,862
5.19% (SOFR + 1.30%), 02/05/2037(b)	13,850,000	13,615,100
Kilroy Realty LP, 5.88%, 10/15/2035	17,425,000	16,809,651
LPL Holdings, Inc.
5.65%, 03/15/2035	25,349,000	25,169,923
5.75%, 06/15/2035	5,848,000	5,827,637
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	11,500,000	10,343,869
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	5,500,000	5,519,139
5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	10,300,000	10,553,616
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	31,100,000	26,769,834
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037	550,000	548,964
Nordea Bank Abp, 6.75% to 11/10/2033 then 5 yr. CMT Rate + 2.72%, Perpetual(a)	4,200,000	4,190,049
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	22,600,000	22,687,326
PNC Financial Services Group, Inc.
6.25% to 03/15/2030 then 7 yr. CMT Rate + 2.81%, Perpetual(b)	7,250,000	7,318,505
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034(b)	11,000,000	12,156,086
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	7,500,000	7,717,753
5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041(b)	9,775,000	9,580,340
Rocket Cos., Inc.
6.13%, 08/01/2030(a)(b)	18,200,000	18,379,215
6.38%, 08/01/2033(a)	3,200,000	3,238,381
Royal Bank of Canada
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	11,950,000	11,406,208

The accompanying notes are an integral part of these financial statements.

60

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.75% to 08/24/2030 then 5 yr. CMT Rate + 2.82%, 08/24/2085	$8,000,000	$8,034,400
6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086	9,200,000	8,971,943
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035(a)	5,725,000	5,593,310
Sumitomo Mitsui Financial Group, Inc.
5.42%, 07/09/2031	10,000,000	10,241,136
5.25% to 07/08/2035 then SOFR + 1.50%, 07/08/2036	8,000,000	8,024,446
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	4,800,000	4,726,528
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual(a)	2,500,000	2,479,061
7.00% to 08/10/2030 then USISSO05 + 3.08%, Perpetual(a)	4,825,000	4,782,411
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)(b)	15,350,000	15,862,015
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual(a)	14,000,000	13,770,750
7.00% to 07/08/2036 then USISSO05 + 3.32%, Perpetual(a)	4,600,000	4,449,122
5.58% to 05/09/2035 then SOFR + 1.76%, 05/09/2036(a)	9,300,000	9,436,762
5.20% to 08/10/2036 then SOFR + 1.34%, 08/10/2037(a)	9,000,000	8,794,340
US Bancorp
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	5,725,000	5,660,864
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	8,000,000	8,353,170
5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	900,000	929,865
VICI Properties LP
5.13%, 11/15/2031	3,000,000	2,979,783
5.13%, 05/15/2032	8,000,000	7,887,436
5.63%, 04/01/2035	7,000,000	6,970,567
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029(a)	4,300,000	4,228,780
4.13%, 08/15/2030(a)	9,000,000	8,621,858
Wells Fargo & Co.
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033	7,000,000	6,429,245
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	18,050,000	18,326,248

	Par	Value
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	$8,650,000	$8,867,840
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	8,000,000	8,664,633
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	7,550,000	7,728,854
4.96% (SOFR + 1.10%), 01/23/2037	3,900,000	3,800,609
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	8,300,000	8,402,845
		1,268,354,898
Health Care - 1.7%
HCA, Inc.
5.50%, 03/01/2032	5,000,000	5,127,495
3.63%, 03/15/2032	16,000,000	14,873,693
5.50%, 06/01/2033	5,000,000	5,101,796
5.60%, 04/01/2034	13,000,000	13,280,300
Medline Borrower LP, 5.25%, 10/01/2029(a)(b)	0	0
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(a)(b)	7,250,000	7,129,819
Universal Health Services, Inc.
2.65%, 01/15/2032	5,000,000	4,358,037
5.05%, 10/15/2034	24,000,000	22,926,005
		72,797,145
Industrials - 5.0%
Boeing Co.
3.60%, 05/01/2034	23,975,000	21,471,182
6.53%, 05/01/2034	5,000,000	5,448,798
6.86%, 05/01/2054	4,000,000	4,405,902
Chart Industries, Inc., 9.50%, 01/01/2031(a)	3,500,000	3,679,130
Columbus McKinnon Corp., 7.13%, 02/01/2033(a)(b)	6,825,000	6,828,242
EquipmentShare.com, Inc.
9.00%, 05/15/2028(a)(b)	12,650,000	13,082,390
8.63%, 05/15/2032(a)	6,000,000	6,270,054
Flowserve Corp.
3.50%, 10/01/2030	8,233,000	7,756,990
2.80%, 01/15/2032	14,819,000	13,086,862
Goat Holdco LLC, 6.75%, 02/01/2032(a)	10,125,000	10,195,814
Honeywell Aerospace, Inc.
4.95%, 03/16/2036(a)	1,350,000	1,339,995
5.73%, 03/16/2056(a)	3,000,000	2,967,452
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033(a)	2,900,000	2,798,228
Luna 1.5 Sarl, 12.00% (or 12.75% PIK), 07/01/2032(a)	13,475,000	14,176,390
nVent Finance Sarl
2.75%, 11/15/2031	3,600,000	3,201,031
5.65%, 05/15/2033	4,650,000	4,774,015
Oregon Tool Lux LP, 7.88%, 10/15/2029(a)	6,723,616	2,386,884

The accompanying notes are an integral part of these financial statements.

61

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Regal Rexnord Corp., 6.40%, 04/15/2033(b)	$19,925,000	$21,069,788
SPX FLOW, Inc., 8.75%, 04/01/2030(a)	13,350,000	13,642,098
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)(b)	3,665,000	3,658,058
TransDigm, Inc.
6.38%, 05/31/2033(a)	33,025,000	32,875,010
6.13%, 07/31/2034(a)(b)	1,600,000	1,575,668
Weir Group, Inc., 5.35%, 05/06/2030(a)	8,600,000	8,719,625
WSP Global, Inc.
5.04%, 09/18/2031(a)	3,450,000	3,422,650
5.71%, 09/18/2036(a)	3,450,000	3,421,983
		212,254,239
Materials - 1.9%
Glencore Funding LLC, 5.51%, 04/01/2036(a)	9,200,000	9,224,129
Magnera Corp., 7.25%, 11/15/2031(a)(b)	13,000,000	12,047,165
Olympus Water US Holding Corp., 7.25%, 02/15/2033(a)	9,100,000	8,690,375
Sonoco Products Co., 5.00%, 09/01/2034(b)	25,000,000	24,467,686
Trivium Packaging Finance BV
8.25%, 07/15/2030(a)(b)	7,052,000	7,383,818
12.25%, 01/15/2031(a)	8,375,000	9,074,220
WR Grace Holdings LLC, 7.00%, 08/01/2033(a)	9,175,000	8,918,375
		79,805,768
Technology - 4.5%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	13,056,000	13,522,948
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	8,250,000	8,040,146
CoreWeave, Inc.
9.25%, 06/01/2030(a)(b)	12,100,000	11,768,634
9.00%, 02/01/2031(a)(b)	19,300,000	18,388,440
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)(b)	22,000,000	21,543,804
Foundry JV Holdco LLC, 6.10%, 01/25/2036(a)	7,275,000	7,502,270
Hewlett Packard Enterprise Co.
5.25%, 04/01/2033	6,400,000	6,364,028
5.00%, 10/15/2034	5,150,000	4,986,836
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033(a)	2,925,000	3,032,477
8.75%, 07/01/2034(a)	2,700,000	2,828,376
Oracle Corp.
4.30%, 07/08/2034	5,000,000	4,436,672
4.70%, 09/27/2034	15,000,000	13,696,060
5.20%, 09/26/2035(b)	7,450,000	6,991,819
5.70%, 02/04/2036	3,000,000	2,885,765

	Par	Value
3.85%, 07/15/2036	$8,407,000	$6,969,496
6.55%, 02/04/2046	9,250,000	8,635,798
5.38%, 09/27/2054	19,925,000	15,461,188
Salesforce, Inc.
5.55%, 03/15/2036	9,050,000	9,025,263
6.40%, 03/15/2046	13,775,000	13,878,966
UKG, Inc., 6.88%, 02/01/2031(a)	9,793,000	9,579,223
		189,538,209
Utilities - 5.3%
AES Corp., 5.80%, 03/15/2032(b)	21,876,000	22,009,582
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	10,100,000	9,983,900
Brooklyn Union Gas Co., 5.46%, 03/16/2036(a)	6,650,000	6,592,104
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	15,000,000	15,240,315
Duke Energy Corp.
5.75%, 09/15/2033	6,300,000	6,557,421
5.45%, 06/15/2034	6,350,000	6,493,383
KeySpan Gas East Corp., 5.99%, 03/06/2033(a)	8,000,000	8,359,929
National Grid PLC, 5.42%, 01/11/2034	7,000,000	7,136,061
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	5,000,000	5,123,005
5.25%, 03/15/2034	3,000,000	3,038,344
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055(b)	5,000,000	5,096,485
Pacific Gas and Electric Co., 4.50%, 07/01/2040	14,500,000	12,380,573
PacifiCorp
5.45%, 04/15/2033	9,200,000	9,232,656
7.13% to 08/15/2031 then 5 yr. CMT Rate + 3.29%, 08/15/2056	11,300,000	10,678,314
PSEG Power LLC, 5.75%, 05/15/2035(a)	5,000,000	5,081,113
San Diego Gas & Electric Co.
5.20%, 03/15/2036	1,900,000	1,895,813
5.95%, 03/15/2056	1,100,000	1,103,708
Sempra
3.80%, 02/01/2038	12,000,000	10,134,441
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	10,100,000	10,071,814
Southern California Edison Co., 5.95%, 11/01/2032	8,000,000	8,416,089
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	5,100,000	5,301,805
Southern Power Co., 4.90%, 10/01/2035	2,800,000	2,709,359
Talen Energy Supply LLC, 6.25%, 02/01/2034(a)	14,454,000	14,303,149

The accompanying notes are an integral part of these financial statements.

62

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Vistra Corp.
8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual(a)	$7,130,000	$7,209,963
7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual(a)	5,000,000	5,009,910
Vistra Operations Co. LLC
6.95%, 10/15/2033(a)	16,650,000	18,129,153
5.35%, 01/31/2036(a)	5,550,000	5,432,692
		222,721,081
TOTAL CORPORATE BONDS (Cost $2,953,279,591)		2,945,253,619
BANK LOANS - 14.7%
Communications - 0.2%
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.42% (1 mo. Term SOFR + 4.75%), 03/15/2030	9,225,000	9,106,828
Consumer Discretionary - 2.6%
Allied Universal Holdco LLC, Senior Secured First Lien, 6.92% (1 mo. SOFR US + 3.25%), 08/20/2032	12,935,000	12,951,169
Anticimex Global AB, Senior Secured First Lien, 6.53% (SOFR + 2.90%), 11/17/2031	3,236,082	3,245,191
Chariot Buyer LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 09/08/2032	16,134,186	16,005,919
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 05/30/2031	20,649,682	19,328,929
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 6.67% (1 mo. SOFR US + 3.00%), 05/04/2028	17,569,785	17,576,462
PetSmart LLC, Senior Secured First Lien, 7.67% (1 mo. SOFR US + 4.00%), 08/18/2032	13,078,384	13,016,261
Tamko Building Products LLC, Senior Secured First Lien
6.42% (1 mo. SOFR US + 2.75%), 09/20/2030	544,077	542,717
6.42% (3 mo. SOFR US + 2.75%), 09/20/2030	572,713	571,281
6.42% (3 mo. SOFR US + 2.75%), 09/20/2030	572,713	571,281
6.42% (3 mo. SOFR US + 2.75%), 09/20/2030	572,713	571,281
6.45% (3 mo. SOFR US + 2.75%), 09/20/2030	1,689,503	1,685,280
6.45% (6 mo. SOFR US + 2.75%), 09/20/2030	572,713	571,281

	Par	Value
Wand NewCo 3, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 01/30/2031	$10,836,594	$10,762,688
Whatabrands LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 08/03/2028	9,825,625	9,821,253
		107,220,993
Consumer Staples - 0.2%
Primo Brands Corp., 6.43% (1 mo. Term SOFR + 2.75%), 03/31/2031	9,800,000	9,827,538
Financials - 3.6%(c)
Acrisure LLC, Senior Secured First Lien
6.67% (1 mo. SOFR US + 3.00%), 11/06/2030	13,742,361	13,340,396
6.92% (1 mo. SOFR US + 3.25%), 06/21/2032	4,302,005	4,175,634
Alera Group, Inc., Senior Secured Second Lien, 9.18% (1 mo. SOFR US + 5.50%), 05/31/2033	9,225,000	8,936,719
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 06/16/2031	32,406,615	31,663,369
CoreLogic, Inc., Senior Secured First Lien, 7.40% (1 mo. SOFR US + 3.50%), 06/02/2028	28,681,107	27,498,155
CoreLogic, Inc., Senior Secured Second Lien, 10.40% (1 mo. SOFR US + 6.50%), 06/04/2029	4,571,429	4,274,309
CRC Insurance Group LLC, Senior Secured Second Lien, 8.45% (3 mo. SOFR US + 4.75%), 05/06/2032	17,725,000	17,614,219
Focus Financial Partners LLC, Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 09/15/2031	5,935,088	5,756,708
Hyperion Refinance Sarl, Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 04/18/2030	23,017,313	22,499,423
TIH Insurance Holdings LLC, Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 05/06/2031	8,022,177	7,929,441
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 6.92% (1 mo. Term SOFR + 3.25%), 06/17/2032	10,324,060	9,549,756
		153,238,129
Health Care - 0.5%
Bausch + Lomb Corp., Senior Secured First Lien, 7.42% (1 mo. SOFR US + 3.75%), 01/15/2031	11,117,489	11,155,733
Hopper Merger Sub, Inc., Senior Secured First Lien, 6.67% (1 mo. Term SOFR + 2.25%), 01/14/2033	11,327,500	11,206,465
		22,362,198

The accompanying notes are an integral part of these financial statements.

63

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrials - 3.6%
BCPE Empire Holdings, Inc., Senior Secured First Lien
6.92% (1 mo. SOFR US + 3.25%), 12/26/2030	$28,150,645	$27,775,256
7.17% (1 mo. SOFR US + 3.50%), 12/29/2032	3,280,000	3,234,916
Columbus McKinnon Corp., Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 02/03/2033	6,269,473	6,253,799
Cube Industrials Buyer, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 10/20/2031	11,979,303	11,999,248
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 11/26/2032	10,465,097	10,522,655
Filtration Group Corp., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 10/23/2028	15,637,902	15,662,298
Indicor LLC, Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 11/23/2029	13,069,478	13,084,900
Kaman Corp., Senior Secured First Lien
6.15% (3 mo. SOFR US + 2.50%), 02/26/2032	847,929	849,226
6.15% (3 mo. SOFR US + 2.50%), 02/26/2032	809,947	811,186
6.17% (1 mo. SOFR US + 2.50%), 02/26/2032	17,466,287	17,493,012
Lsf12 Helix Parent LLC, Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.50%), 02/10/2033	6,159,000	6,085,092
Oregon Tool Lux LP, Senior Secured Second Lien, 8.17% (3 mo. SOFR US + 4.00%), 10/15/2029	11,613,975	8,250,742
STS Operating, Inc., Senior Secured First Lien, 7.77% (1 mo. SOFR US + 4.00%), 03/25/2031	12,550,229	12,564,599
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.38% (6 mo. SOFR US + 2.75%), 04/30/2030	17,695,096	17,752,871
		152,339,800
Materials - 0.7%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 6.84% (1 mo. SOFR US + 3.18%), 04/13/2029	4,904,523	4,691,053
Proampac PG Borrower LLC, Senior Secured First Lien, 7.78% (1 mo. SOFR US + 4.00%), 03/07/2033	24,680,835	23,897,219
		28,588,272
Technology - 3.3%
Applied Systems, Inc., Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 02/24/2031	6,100,902	5,991,147

	Par	Value
Central Parent LLC, Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 07/06/2029	$10,778,159	$7,720,826
Dayforce Bidco LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/04/2033	13,950,000	13,233,110
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.42% (1 mo. SOFR US + 4.75%), 11/22/2032	10,000,000	9,606,250
Ellucian Holdings, Inc., Senior Secured First Lien, 6.17% (1 mo. SOFR US + 2.50%), 10/09/2029	7,985,022	7,778,729
Epicor Software Corp., Senior Secured First Lien, 6.17% (1 mo. Term SOFR + 2.75%), 05/30/2031	17,248,712	16,943,668
Proofpoint, Inc., Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 08/31/2028	43,513,995	42,190,517
UKG, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 02/10/2031	35,579,451	34,047,399
		137,511,646
TOTAL BANK LOANS (Cost $637,690,556)		620,195,404
COLLATERALIZED LOAN OBLIGATIONS - 5.0%
Aimco CDO
Series 2018-AA, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 10/17/2037(a)	5,000,000	4,946,481
Series 2018-AA, Class ER, 8.92% (3 mo. Term SOFR + 5.25%), 10/17/2037(a)	1,000,000	984,361
Apidos CLO, Series 2025-54A, Class D1, 6.32% (3 mo. Term SOFR + 2.65%), 10/20/2038(a)	4,000,000	3,982,490
Arini US CLO Ltd., Series 2A, Class D, 6.92% (3 mo. Term SOFR + 3.25%), 03/31/2038(a)	5,000,000	4,959,032
Atlantic Avenue Ltd.
Series 2024-2A, Class D, 8.42% (3 mo. Term SOFR + 4.75%), 04/20/2037(a)	4,000,000	4,001,731
Series 2025-4A, Class D, 6.92% (3 mo. Term SOFR + 3.15%), 10/15/2038(a)	12,000,000	11,939,557
Barrow Hanley Ltd.
Series 2023-1A, Class D1R, 6.77% (3 mo. Term SOFR + 3.10%), 01/20/2038(a)	6,000,000	5,961,250
Series 2023-2A, Class D1RR, 6.72% (3 mo. Term SOFR + 3.05%), 03/31/2038(a)	3,500,000	3,493,124
Series 2024-3A, Class D, 7.82% (3 mo. Term SOFR + 4.15%), 04/20/2037(a)	4,000,000	4,003,054

The accompanying notes are an integral part of these financial statements.

64

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Benefit Street Partners CLO XII LLC, Series 2020-22A, Class ERR, 8.57% (3 mo. Term SOFR + 4.90%), 04/20/2035(a)	$1,535,000	$1,490,677
Boyce Park Clo Ltd., Series 2022-1A, Class D, 6.77% (3 mo. Term SOFR + 3.10%), 04/21/2035(a)	2,500,000	2,406,359
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.27% (3 mo. Term SOFR + 3.60%), 04/19/2037(a)	8,000,000	7,892,198
CarVal CLO, Series 2018-1A, Class D, 6.82% (3 mo. Term SOFR + 3.15%), 07/16/2031(a)	1,755,000	1,753,505
CIFC Funding 2018-IV Ltd., Series 2025-2A, Class D1, 6.17% (3 mo. Term SOFR + 2.50%), 04/15/2038(a)	1,000,000	991,828
Dryden Senior Loan Fund, Series 2018-55A, Class C, 5.83% (3 mo. Term SOFR + 2.16%), 04/15/2031(a)	250,000	251,081
Eldridge CLO Ltd., Series 2025-1A, Class D1, 6.87% (3 mo. Term SOFR + 2.95%), 10/20/2038(a)	1,450,000	1,444,325
Elmwood CLO 39 Ltd., Series 2025-2A, Class D1, 6.17% (3 mo. Term SOFR + 2.50%), 04/17/2038(a)	5,000,000	4,987,151
Elmwood CLO Ltd.
Series 2021-4A, Class ER, 8.37% (3 mo. Term SOFR + 4.70%), 01/20/2038(a)	3,000,000	2,898,522
Series 2024-8A, Class E, 9.07% (3 mo. Term SOFR + 5.40%), 10/18/2037(a)	2,250,000	2,221,674
Series 2025-1A, Class D1, 6.17% (3 mo. Term SOFR + 2.50%), 04/22/2038(a)	5,000,000	4,985,178
Series 2025-1A, Class E, 8.17% (3 mo. Term SOFR + 4.50%), 04/22/2038(a)	1,000,000	978,412
Series 2025-2A, Class E1, 8.07% (3 mo. Term SOFR + 4.40%), 04/17/2038(a)	1,150,000	1,128,996
Flatiron CLO Ltd.
Series 2021-2A, Class BR, 5.07% (3 mo. Term SOFR + 1.40%), 10/15/2034(a)	7,000,000	6,999,735
Series 2021-2A, Class DR, 6.07% (3 mo. Term SOFR + 2.40%), 10/15/2034(a)	8,000,000	7,737,334
Series 2023-2A, Class D1R, 5.94% (3 mo. Term SOFR + 2.35%), 01/15/2039(a)	3,750,000	3,630,895
Series 2024-4A, Class E, 8.82% (3 mo. Term SOFR + 5.15%), 01/15/2038(a)	1,000,000	952,713

	Par	Value
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.02% (3 mo. Term SOFR + 2.35%), 04/22/2034(a)	$2,000,000	$1,931,021
Harvest US CLO, Series 2024-3A, Class D1, 6.97% (3 mo. Term SOFR + 3.30%), 01/18/2038(a)	2,300,000	2,290,541
ICG US CLO Ltd., Series 2024-1A, Class E, 10.75% (3 mo. Term SOFR + 7.08%), 04/15/2037(a)	1,000,000	983,541
Madison Park Funding Ltd., Series 2021-59A, Class D1AR, 6.97% (3 mo. Term SOFR + 3.30%), 04/18/2037(a)	500,000	483,948
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.17% (3 mo. Term SOFR + 3.50%), 04/20/2037(a)	8,000,000	8,008,431
Series 2019-23A, Class DR2, 5.90% (3 mo. Term SOFR + 2.25%), 01/25/2035(a)	6,000,000	5,818,465
Series 2019-24A, Class DR, 6.72% (3 mo. Term SOFR + 3.05%), 04/15/2035(a)	2,600,000	2,596,403
Series 2020-26A, Class BR2, 5.17% (3 mo. Term SOFR + 1.50%), 01/25/2038(a)	5,000,000	5,003,018
Series 2024-47A, Class E, 8.92% (3 mo. Term SOFR + 5.25%), 01/25/2038(a)	2,000,000	1,980,268
Neuberger Berman CLO Ltd.
Series 2015-20A, Class D1R3, 6.32% (3 mo. Term SOFR + 2.65%), 04/15/2039(a)	4,000,000	3,911,806
Series 2020-38A, Class BR2, 5.07% (3 mo. Term SOFR + 1.40%), 10/20/2036(a)	5,000,000	5,001,429
Series 2021-42A, Class BR, 5.07% (3 mo. Term SOFR + 1.40%), 07/16/2036(a)	5,000,000	5,001,483
Series 2021-42A, Class DR, 6.17% (3 mo. Term SOFR + 2.50%), 07/16/2036(a)	2,000,000	1,910,840
Series 2021-44A, Class DR, 6.32% (3 mo. Term SOFR + 2.65%), 10/16/2035(a)	5,000,000	4,921,594
Series 2022-50A, Class DR2, 6.16% (3 mo. Term SOFR + 2.50%), 07/23/2036(a)	6,300,000	5,794,915
Series 2024-58A, Class E, 8.92% (3 mo. Term SOFR + 5.25%), 10/18/2038(a)	1,390,000	1,369,665
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class D1R, 6.77% (3 mo. Term SOFR + 3.10%), 10/24/2038(a)	750,000	743,856

The accompanying notes are an integral part of these financial statements.

65

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
OHA Credit Funding
Series 2018-1A, Class D1R, 7.27% (3 mo. Term SOFR + 3.60%), 04/20/2037(a)	$8,000,000	$7,982,090
Series 2020-6A, Class D1R2, 6.52% (3 mo. Term SOFR + 2.85%), 10/20/2037(a)	2,000,000	1,977,257
Series 2022-11A, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 07/19/2037(a)	2,250,000	2,242,255
Series 2022-12RA, Class D, 6.42% (3 mo. Term SOFR + 2.75%), 07/20/2037(a)	8,000,000	7,915,930
OHA Credit Partners Ltd.
Series 2012-7A, Class ER4, 8.16% (3 mo. Term SOFR + 4.50%), 02/20/2038(a)	2,850,000	2,738,194
Series 2015-12A, Class D1R2, 7.17% (3 mo. Term SOFR + 3.50%), 04/23/2037(a)	1,500,000	1,496,573
Series 2021-16A, Class ER, 9.17% (3 mo. Term SOFR + 5.50%), 10/18/2037(a)	1,905,000	1,873,817
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 6.97% (3 mo. Term SOFR + 3.30%), 04/23/2037(a)	5,000,000	5,022,698
Orchard Park Clo Ltd., Series 2024-1A, Class D1, 6.62% (3 mo. Term SOFR + 2.95%), 10/20/2037(a)	2,000,000	1,978,792
Palmer Square CLO Ltd., Series 2024-4A, Class E, 8.67% (3 mo. Term SOFR + 5.00%), 01/15/2038(a)	1,000,000	999,064
Palmer Square Loan Funding Ltd., Series 2024-3A, Class CR, 5.51% (3 mo. Term SOFR + 1.85%), 08/08/2032(a)	1,500,000	1,501,500
Regatta Funding Ltd., Series 2024-3A, Class D1, 6.67% (3 mo. Term SOFR + 3.00%), 09/06/2037(a)	4,000,000	4,002,325
Rockford Tower CLO Ltd., Series 2024-1A, Class E, 11.15% (3 mo. Term SOFR + 7.48%), 04/20/2037(a)	1,310,000	1,286,022
RR Ltd./Cayman Islands, Series 2019-7A, Class C1B, 6.77% (3 mo. Term SOFR + 3.10%), 01/15/2037(a)	2,000,000	2,000,100
Sixth Street CLO, Series 2024-27A, Class E, 8.92% (3 mo. Term SOFR + 5.25%), 01/17/2038(a)	1,000,000	984,870
Texas Debt Capital CLO Ltd., Series 2024-2A, Class D1, 6.57% (3 mo. Term SOFR + 2.90%), 01/24/2037(a)	3,000,000	2,988,397
Trinitas CLO Ltd., Series 2024-24A, Class D1, 7.77% (3 mo. Term SOFR + 4.10%), 04/25/2037(a)	500,000	501,669

	Par	Value
Wellington Management Clo 3 Ltd., Series 2025-4A, Class D1, 6.22% (3 mo. Term SOFR + 2.55%), 04/18/2038(a)	$4,750,000	$4,729,724
Whitebox CLO Ltd., Series 2025-5A, Class E, 8.92% (3 mo. Term SOFR + 5.25%), 07/20/2038(a)	1,975,000	1,916,246
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $211,903,430)		208,910,410
U.S. TREASURY SECURITIES - 4.3%
United States Treasury Note/Bond
3.75%, 11/30/2032	15,000,000	14,682,715
3.50%, 02/15/2033	15,000,000	14,435,156
3.75%, 02/28/2033	13,775,000	13,461,834
4.25%, 11/15/2034	5,000,000	4,999,512
4.25%, 05/15/2035	25,000,000	24,937,988
4.25%, 08/15/2035	25,000,000	24,910,156
4.00%, 11/15/2035	18,075,000	17,633,010
4.13%, 02/15/2036	18,350,000	18,064,715
4.75%, 02/15/2037	22,500,000	23,314,746
4.63%, 11/15/2055	19,250,000	18,395,781
4.75%, 02/15/2056	7,350,000	7,169,696
TOTAL U.S. TREASURY SECURITIES (Cost $182,016,767)		182,005,309
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
A&D Mortgage LLC, Series 2026-NQM1, Class A1A, 4.91%, 02/25/2071(a)(d)	1,777,691	1,763,103
Angel Oak Mortgage Trust LLC
Series 2025-2, Class A1, 5.64%, 02/25/2070(a)(d)	2,692,078	2,706,886
Series 2025-3, Class A1, 5.42%, 03/25/2070(a)(d)	8,032,582	8,053,683
Series 2025-7, Class A1, 5.51%, 06/25/2070(a)(d)	2,887,664	2,899,430
Series 2025-8, Class A1, 5.41%, 07/25/2070(a)(d)	3,159,199	3,167,738
Series 2025-9, Class A1, 5.14%, 08/25/2070(a)(e)	3,447,006	3,444,395
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1, 5.08%, 06/25/2065(a)(d)	1,269,653	1,266,640
Federal Home Loan Mortgage Corp., Series K764, Class A2, 4.12%, 12/25/2032(e)	6,000,000	5,894,797
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2025-1, Class MTU, 3.25%, 11/25/2064	13,428,087	11,561,704
GS Mortgage-Backed Securities Trust
Series 2025-NQM2, Class A1, 5.65%, 06/25/2065(a)(d)	4,575,597	4,604,375

The accompanying notes are an integral part of these financial statements.

66

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(a)(d)	$4,454,226	$4,454,486
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1, 5.59%, 06/25/2065(a)(d)	2,276,889	2,287,836
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	6,200,000	5,748,417
Onslow Bay Mortgage Loan Trust
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065(a)(d)	3,413,930	3,427,356
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065(a)(e)	3,115,145	3,127,186
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065(a)(d)	1,218,668	1,217,813
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065(a)(e)	9,389,899	9,349,928
Series 2025-NQM20, Class A1, 5.02%, 10/25/2065(a)(e)	5,059,289	5,044,084
Series 2025-NQM3, Class A1, 5.65%, 12/01/2064(a)(d)	2,505,484	2,521,026
Series 2025-NQM4, Class A1, 5.40%, 02/25/2055(a)(d)	6,027,402	6,044,868
Series 2026-NQM1, Class A1A, 4.85%, 11/25/2065(a)(d)	2,734,691	2,717,910
PRKCM Trust, Series 2025-HOME1, Class A1A, 5.55%, 02/25/2060(a)(d)	7,588,951	7,637,139
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $99,045,294)		98,940,800
MORTGAGE-BACKED SECURITIES - 1.8%
Federal Home Loan Mortgage Corp.
Pool RQ0102, 5.00%, 03/01/2056	15,959,218	15,751,191
Pool SL3502, 4.00%, 04/01/2054	16,449,547	15,568,320
Ginnie Mae II Pool
Pool MB0145, 4.50%, 01/20/2055	12,275,860	11,881,697
Pool MB0256, 4.00%, 03/20/2055	10,446,593	9,798,694
Pool MB0259, 5.50%, 03/20/2055	7,412,904	7,473,489
PNW Trust, Series 2026-ARTE, Class A, 5.39% (1 mo. Term SOFR + 1.71%), 04/15/2029(a)	14,250,000	14,236,387
TOTAL MORTGAGE-BACKED SECURITIES (Cost $74,823,282)		74,709,778

	Par	Value
ASSET-BACKED SECURITIES - 0.5%
Consolidated Communications LLC
Series 2026-1A, Class A2, 5.08%, 03/20/2056(a)	$1,000,000	$990,836
Series 2026-1A, Class C, 7.03%, 03/20/2056(a)	3,500,000	3,453,106
Kinetic ABS Issuer LLC, Series 2026-1A, Class C, 7.65%, 02/25/2056(a)	3,500,000	3,516,585
Mosaic Solar Loans LLC, Series 2025-1A, Class A, 6.12%, 08/22/2050(a)	739,569	729,056
Pagaya AI Debt Selection Trust, Series 2026-2, Class B, 6.03%, 11/15/2033(a)	9,175,000	9,175,000
Vertical Bridge Holdings LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(a)	2,200,000	2,150,358
TOTAL ASSET-BACKED SECURITIES (Cost $20,079,329)		20,014,941
	Par/Shares
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.4%
Money Market Funds - 4.6%
GS Financial Square Government Fund - Institutional Class, 3.56%(f)	195,362,505	195,362,505
Repurchase Agreements - 4.8%
Clear Street LLC, 3.69%, dated 03/31/2026, matures 04/01/2026, maturity value $200,020,500 (collateralized by Various mortgage backed securities: maturing between 5/1/2053-3/15/2061 and coupon rates between 4.85%-6.50%, total value $203,125,615)	200,000,000	200,000,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $395,362,505)		395,362,505
TOTAL INVESTMENTS - 107.8% (Cost $4,574,200,754)		$4,545,392,766
Money Market Deposit Account - 0.4%(g)		18,803,232
Liabilities in Excess of Other Assets - (8.2)%		(346,533,789)
TOTAL NET ASSETS - 100.0%		$4,217,662,209

The accompanying notes are an integral part of these financial statements.

67

Aristotle Strategic Income Fund
Schedule of Investments
March 31, 2026(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $1,800,396,720 or 42.7% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $378,347,329.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

68

Aristotle Ultra Short Income Fund
Schedule of Investments
March 31, 2026

	Par	Value
CORPORATE BONDS - 63.5%
Communications - 3.0%
NTT Finance Corp.
1.16%, 04/03/2026(a)	$200,000	$199,963
4.75% (SOFR + 1.08%), 07/16/2028(a)	200,000	201,603
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(a)	850,000	854,359
		1,255,925
Consumer Discretionary - 10.0%
American Airlines 2015-2 Class AA Pass Through Trust, 3.60%, 09/22/2027	657,766	650,301
American Airlines 2016-2 Class AA Pass Through Trust, 3.20%, 06/15/2028	555,275	541,503
American Airlines 2016-3 Class A Pass Through Trust, Series 2016-3, 3.25%, 10/15/2028	286,580	273,114
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, 3.00%, 10/15/2028	229,472	222,589
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029(a)	209,218	203,248
Delta Air Lines 2015-1 Class AA Pass Through Trust, Series 2015-1, 3.63%, 07/30/2027	344,095	340,128
Hyundai Capital America
1.50%, 06/15/2026(a)	50,000	49,701
2.75%, 09/27/2026(a)	100,000	99,256
Las Vegas Sands Corp., 5.90%, 06/01/2027	150,000	151,986
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026	857,815	857,051
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	638,355	636,939
Volkswagen Group of America Finance LLC, 4.35%, 06/08/2027(a)	200,000	199,466
		4,225,282
Consumer Staples - 1.2%
Philip Morris International, Inc., 4.51% (SOFR + 0.83%), 04/28/2028	500,000	499,715
Energy - 0.7%
Energy Transfer LP, 5.50%, 06/01/2027	300,000	302,843
Financials - 33.3%(b)
Air Lease Corp., 1.88%, 08/15/2026	200,000	197,986
Athene Global Funding
5.62%, 05/08/2026(a)	100,000	100,087
1.73%, 10/02/2026(a)	100,000	98,639
5.58%, 01/09/2029(a)	50,000	50,478

	Par	Value
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028(a)	$250,000	$253,534
Aviation Capital Group LLC, 1.95%, 09/20/2026(a)	100,000	98,826
Avolon Holdings Funding Ltd., 4.38%, 05/01/2026(a)	200,000	199,995
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027	350,000	345,571
4.80% (SOFR + 1.12%), 11/06/2030	400,000	400,050
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027	200,000	198,339
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	200,000	201,405
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	250,000	248,792
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	300,000	299,828
4.51% (SOFR + 0.83%), 01/24/2029	500,000	499,989
4.79% (SOFR + 1.11%), 05/09/2029	500,000	503,067
BNP Paribas SA
1.68% (SOFR + 0.91%), 06/30/2027(a)	225,000	223,337
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028(a)	450,000	443,165
Citigroup, Inc., 4.56% (SOFR + 0.87%), 03/04/2029	250,000	250,104
Fidelity National Information Services, Inc., 4.45%, 03/10/2028	300,000	299,243
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/2028	200,000	203,170
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027	850,000	839,046
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028	100,000	98,402
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	300,000	300,067
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027	200,000	200,988
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028	200,000	199,105
4.72% (SOFR + 1.03%), 03/03/2029	300,000	300,879
JPMorgan Chase & Co.
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027	475,000	474,239
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028	700,000	691,292
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028	50,000	49,986
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	200,000	198,187
4.48% (SOFR + 0.80%), 01/24/2029	700,000	700,576
LPL Holdings, Inc., 5.70%, 05/20/2027	200,000	201,894

The accompanying notes are an integral part of these financial statements.

69

Aristotle Ultra Short Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
MassMutual Global Funding II, 1.20%, 07/16/2026(a)	$200,000	$198,326
Morgan Stanley, 1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027	1,200,000	1,189,108
New York Life Global Funding
4.61% (SOFR + 0.93%), 04/02/2026(a)	100,000	100,002
4.70%, 04/02/2026(a)	200,000	200,000
4.17% (SOFR + 0.48%), 06/09/2026(a)	400,000	400,118
4.85%, 01/09/2028(a)	200,000	202,094
4.25% (SOFR + 0.57%), 02/02/2029(a)	300,000	299,941
Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.70%, 06/15/2026(a)	300,000	298,338
Skandinaviska Enskilda Banken AB, 4.37% (SOFR + 0.68%), 03/12/2029(a)(c)	500,000	499,784
UBS Group AG
4.70% to 08/05/2026 then 1 yr. CMT Rate + 2.05%, 08/05/2027(a)	800,000	800,264
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028(a)	200,000	200,589
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	100,000	99,744
3.75%, 02/15/2027(a)	200,000	198,527
Wells Fargo & Co., 3.20% to 06/17/2026 then 3 mo. Term SOFR + 1.43%, 06/17/2027	100,000	99,718
		14,156,819
Health Care - 1.6%
Novartis Capital Corp., 4.34% (SOFR + 0.65%), 03/16/2029	700,000	701,882
Industrials - 4.2%
Honeywell Aerospace, Inc., 4.32% (SOFR + 0.63%), 03/16/2029(a)	750,000	746,701
John Deere Capital Corp.
4.27% (SOFR + 0.60%), 04/19/2027	246,000	246,384
4.24% (SOFR + 0.55%), 03/09/2029	500,000	498,879
Weir Group PLC, 2.20%, 05/13/2026(a)	300,000	298,987
		1,790,951
Materials - 1.2%
Berry Global, Inc., 1.65%, 01/15/2027	200,000	195,861
Glencore Funding LLC, 4.74% (SOFR + 1.06%), 04/04/2027(a)	300,000	301,200
		497,061
Technology - 4.5%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(a)	300,000	292,369
Dell International LLC / EMC Corp., 4.90%, 10/01/2026	100,000	100,148

	Par	Value
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	$100,000	$100,000
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 05/01/2027	100,000	98,618
Oracle Corp., 2.65%, 07/15/2026	200,000	198,929
Roper Technologies, Inc., 3.80%, 12/15/2026	250,000	249,044
Salesforce, Inc., 4.50%, 03/15/2028	750,000	750,452
TD SYNNEX Corp., 1.75%, 08/09/2026	120,000	118,813
		1,908,373
Utilities - 3.8%
Consolidated Edison Co. of New York, Inc., 4.20% (SOFR + 0.52%), 11/18/2027	278,000	277,847
Evergy Missouri West, Inc., 5.15%, 12/15/2027(a)	100,000	101,001
KeySpan Gas East Corp., 2.74%, 08/15/2026(a)	400,000	397,265
National Rural Utilities Cooperative Finance Corp., 4.11% (SOFR + 0.43%), 08/09/2027	300,000	299,864
Pinnacle West Capital Corp., 4.51% (SOFR + 0.82%), 06/10/2026	288,000	288,218
Vistra Operations Co. LLC, 5.05%, 12/30/2026(a)	250,000	250,887
		1,615,082
TOTAL CORPORATE BONDS (Cost $26,886,105)		26,953,933
ASSET-BACKED SECURITIES - 14.5%
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22%, 03/19/2029(a)	400,000	399,567
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 09/11/2028	67,160	65,599
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	166,626	167,568
Series 2024-C, Class A2A, 4.32%, 08/15/2027	22,724	22,734
Series 2025-C, Class A2A, 3.99%, 09/15/2028	100,000	99,660
GreenSky LLC
Series 2024-2, Class A4, 5.15%, 10/27/2059(a)	122,670	123,745
Series 2025-3A, Class A1, 4.34%, 12/27/2060(a)	79,615	79,472
Hilton Grand Vacations, Inc., Series 2020-AA, Class A, 2.74%, 02/25/2039(a)	13,999	13,816
Navient Student Loan Trust
Series 2015-BA, Class A3, 5.24% (1 mo. Term SOFR + 1.56%), 07/16/2040(a)	188,374	188,831
Series 2018-EA, Class A2, 4.00%, 12/15/2059(a)	19,994	19,983

The accompanying notes are an integral part of these financial statements.

70

Aristotle Ultra Short Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2019-BA, Class A2A, 3.39%, 12/15/2059(a)	$117,158	$113,539
Series 2019-CA, Class A2, 3.13%, 02/15/2068(a)	116,245	114,639
Series 2019-FA, Class A2, 2.60%, 08/15/2068(a)	709,438	685,464
Series 2019-GA, Class A, 2.40%, 10/15/2068(a)	353,332	342,585
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	59,437	52,703
Series 2020-A, Class A2A, 2.46%, 11/15/2068(a)	88,988	83,757
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	225,713	212,625
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	173,407	161,653
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	59,820	56,386
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	301,745	282,484
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	32,513	30,623
Series 2021-1A, Class A1B, 4.38% (30 day avg SOFR US + 0.71%), 12/26/2069(a)	66,148	64,804
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	202,269	183,942
Series 2021-CA, Class A, 1.06%, 10/15/2069(a)	413,722	374,697
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.91%, 11/15/2027	56,454	56,534
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032(a)	32,759	32,843
Santander Consumer USA Holdings, Inc.
Series 2023-5, Class A3, 6.02%, 09/15/2028	23,485	23,497
Series 2025-2, Class A2, 4.71%, 06/15/2028	109,220	109,290
Series 2025-3, Class A2, 4.63%, 10/16/2028	210,594	210,901
Series 2026-1, Class A2, 4.04%, 03/15/2029	500,000	498,710
SMB Private Education Loan Trust
Series 2019-A, Class A2A, 3.44%, 07/15/2036(a)	177,279	175,635
Series 2019-B, Class A2A, 2.84%, 06/15/2037(a)	68,891	66,600
Series 2020-A, Class A2A, 2.23%, 09/15/2037(a)	38,346	37,182
Series 2020-A, Class A2B, 4.62% (1 mo. Term SOFR + 0.94%), 09/15/2037(a)	239,661	239,103
Series 2021-C, Class A2, 4.59% (1 mo. Term SOFR + 0.91%), 01/15/2053(a)	194,123	191,875

	Par	Value
Series 2021-D, Class A1B, 4.39% (1 mo. Term SOFR + 0.71%), 03/17/2053(a)	$109,371	$108,431
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 02/27/2034(a)	112,353	112,585
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX, 3.09%, 08/17/2048(a)	70,442	69,243
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	160,811	156,174
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	119,729	115,220
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A3, 3.76%, 04/15/2027	24,233	24,221
TOTAL ASSET-BACKED SECURITIES (Cost $6,186,870)		6,168,920
COLLATERALIZED LOAN OBLIGATIONS - 14.1%
CarVal CLO, Series 2018-1A, Class AR, 4.90% (3 mo. Term SOFR + 1.23%), 07/16/2031(a)	403,145	403,354
CIFC Funding Ltd.
Series 2020-1A, Class A1R, 5.08% (3 mo. Term SOFR + 1.41%), 07/15/2036(a)	300,000	300,206
Series 2021-7A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 01/23/2035(a)	350,000	349,738
Dryden Senior Loan Fund, Series 2017-53A, Class AR, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2031(a)	133,386	133,397
Elmwood CLO Ltd., Series 2022-3A, Class ARR, 4.79% (3 mo. Term SOFR + 1.11%), 04/20/2037(a)	1,000,000	997,453
Magnetite CLO Ltd.
Series 2019-23A, Class AR2, 4.64% (3 mo. Term SOFR + 0.99%), 01/25/2035(a)	300,000	299,603
Series 2021-29A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2037(a)	250,000	250,187
Neuberger Berman CLO Ltd.
Series 2021-42A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 07/16/2036(a)	250,000	249,651
Series 2021-43A, Class AR, 4.72% (3 mo. Term SOFR + 1.05%), 07/17/2036(a)	1,000,000	998,713
Series 2021-45A, Class AR, 4.73% (3 mo. Term SOFR + 1.06%), 10/14/2036(a)	325,000	324,586
Series 2022-50A, Class AR2, 4.70% (3 mo. Term SOFR + 1.04%), 07/23/2036(a)	150,000	149,831

The accompanying notes are an integral part of these financial statements.

71

Aristotle Ultra Short Income Fund
Schedule of Investments
March 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Palmer Square Loan Funding Ltd., Series 2024-2A, Class A1R, 4.49% (3 mo. Term SOFR + 0.82%), 01/15/2033(a)	$1,500,000	$1,500,743
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,962,405)		5,957,462
BANK LOANS - 0.9%
Industrials - 0.5%
Asplundh Tree Expert LLC, Senior Secured First Lien, 5.62% (1 mo. SOFR US + 1.75%), 09/07/2027	228,750	229,251
Materials - 0.4%
Quikrete Holdings, Inc., Senior Secured First Lien, 5.92% (1 mo. SOFR US + 2.25%), 04/14/2031	147,381	147,339
TOTAL BANK LOANS (Cost $376,320)		376,590
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 5.6%
3.63%, 05/28/2026(d)	2,400,000	2,386,197
TOTAL U.S. TREASURY BILLS (Cost $2,386,348)		2,386,197
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%
Money Market Funds - 0.5%
GS Financial Square Government Fund - Institutional Class, 3.56%(e)	204,500	204,500
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $204,500)		204,500
TOTAL INVESTMENTS - 99.1% (Cost $42,002,548)		$42,047,602
Money Market Deposit Account - 1.0%(f)		408,553
Liabilities in Excess of Other Assets - (0.0)%(g)		(8,243)
TOTAL NET ASSETS - 100.0%		$42,447,912

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $20,009,462 or 47.1% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $199,914.
(d)	The rate shown is the annualized yield as of March 31, 2026.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

(g)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

72

Aristotle Value Equity Fund
Schedule of Investments
March 31, 2026

	Shares	Value
COMMON STOCKS - 97.2%
Communication Services - 6.1%
Alphabet, Inc. - Class C	60,900	$17,469,774
Verizon Communications, Inc.	235,200	11,807,040
		29,276,814
Consumer Discretionary - 6.0%
Lennar Corp. - Class A	101,900	8,848,996
Lennar Corp. - Class B	78	6,561
Lowe’s Cos., Inc.	37,900	8,955,012
Sony Group Corp. - ADR(a)	538,700	11,151,090
		28,961,659
Consumer Staples - 5.5%
Coca-Cola Co.	142,900	10,867,545
McCormick & Co., Inc.	157,500	7,944,300
Procter & Gamble Co.	54,800	7,915,312
		26,727,157
Energy - 5.0%
Chevron Corp.	54,500	11,276,050
TotalEnergies SE	138,800	12,628,024
		23,904,074
Financials - 19.8%
American International Group, Inc.	128,600	9,677,150
Ameriprise Financial, Inc.	27,000	11,998,800
Blackstone, Inc.	64,800	7,451,352
Capital One Financial Corp.	80,900	14,758,587
Cullen/Frost Bankers, Inc.	56,800	7,786,144
Mitsubishi UFJ Financial Group, Inc. - ADR(a)	677,600	11,498,872
PNC Financial Services Group, Inc.	49,500	10,300,455
US Bancorp	222,900	11,593,029
Wells Fargo & Co.	128,300	10,213,963
		95,278,352
Health Care - 9.4%
Alcon AG	106,200	8,002,170
Amgen, Inc.	35,900	12,631,415
Danaher Corp.	41,900	7,944,240
Medtronic PLC	80,000	6,932,000
Merck & Co., Inc.	80,100	9,635,229
		45,145,054
Industrials - 10.6%
General Dynamics Corp.	32,300	11,086,006
Oshkosh Corp.	56,800	8,361,528
Parker-Hannifin Corp.	25,500	22,828,620
Uber Technologies, Inc.(b)	125,400	9,020,022
		51,296,176
Information Technology - 15.2%
Adobe, Inc.(b)	27,200	6,611,776
Microchip Technology, Inc.	135,500	8,754,655
Microsoft Corp.	41,400	15,325,038
Motorola Solutions, Inc.	28,500	12,368,145

	Shares	Value
QUALCOMM, Inc.	74,400	$9,581,232
Synopsys, Inc.(b)	22,700	9,000,096
Teledyne Technologies, Inc.(b)	18,800	11,374,188
		73,015,130
Materials - 13.0%
Air Products and Chemicals, Inc.	32,300	9,382,827
Corteva, Inc.	224,700	18,809,637
Ecolab, Inc.	45,000	11,970,900
Martin Marietta Materials, Inc.	23,100	13,598,508
RPM International, Inc.	86,800	8,627,920
		62,389,792
Utilities - 6.6%
American Water Works Co., Inc.	72,500	9,866,525
Atmos Energy Corp.	59,300	10,953,896
Xcel Energy, Inc.	135,500	10,764,120
		31,584,541
TOTAL COMMON STOCKS (Cost $323,006,825)		467,578,749
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Real Estate - 1.3%
Equity LifeStyle Properties, Inc.	105,200	6,566,584
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,183,111)		6,566,584
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%
Money Market Funds - 3.8%
GS Financial Square Government Fund - Institutional Class, 3.56%(c)	18,106,004	18,106,004
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,106,004)		18,106,004
TOTAL INVESTMENTS - 102.3% (Cost $347,295,940)		$492,251,337
Money Market Deposit Account - 1.4%(d)		6,572,178
Liabilities in Excess of Other Assets - (3.7)%		(17,657,206)
TOTAL NET ASSETS - 100.0%		$481,166,309

The accompanying notes are an integral part of these financial statements.

73

Aristotle Value Equity Fund
Schedule of Investments
March 31, 2026(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $18,443,078.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

74

Aristotle/Saul Global Equity Fund
Schedule of Investments
March 31, 2026

	Shares	Value
COMMON STOCKS - 94.2%
Austria - 2.4%
Erste Group Bank AG	6,500	$702,168
Canada - 4.4%
Brookfield Corp.	17,300	701,029
Cameco Corp.	5,236	569,407
		1,270,436
France - 4.6%
LVMH Moet Hennessy Louis Vuitton SE	600	327,991
TotalEnergies SE	10,800	991,166
		1,319,157
Germany - 5.7%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,517	958,053
Nemetschek SE	5,800	434,190
Symrise AG	3,000	256,176
		1,648,419
Hong Kong - 1.9%
AIA Group Ltd.	47,740	530,455
Ireland - 3.6%
Jazz Pharmaceuticals PLC(a)	3,450	652,222
Medtronic PLC	4,400	381,260
		1,033,482
Japan - 17.3%
Daikin Industries Ltd.	4,700	563,751
FANUC Corp.	12,100	421,769
ITOCHU Corp.	25,500	324,373
Mitsubishi UFJ Financial Group, Inc.	31,000	524,952
MonotaRO Co. Ltd.	39,500	428,161
Otsuka Holdings Co. Ltd.	11,700	830,359
Pan Pacific International Holdings Corp.	78,000	475,820
Sony Group Corp.	33,300	694,063
Tokyo Century Corp.	53,700	695,117
		4,958,365
Netherlands - 1.1%
Heineken NV	4,100	315,367
Singapore - 3.3%
DBS Group Holdings Ltd.	21,220	944,293
Sweden - 1.4%
Assa Abloy AB - Class B	11,430	413,170
Switzerland - 2.6%
Alcon AG	6,400	483,777
DSM-Firmenich AG	3,600	257,488
		741,265
United Kingdom - 3.7%
GSK PLC	23,239	640,125
Rentokil Initial PLC	68,700	426,345
		1,066,470

	Shares	Value
United States - 42.2%(b)
Adobe, Inc.(a)	1,300	$316,004
Alphabet, Inc. - Class C	3,090	886,397
Amgen, Inc.	2,058	724,107
Capital One Financial Corp.	2,700	492,561
Chevron Corp.	2,563	530,285
Coca-Cola Co.	7,900	600,795
Danaher Corp.	2,200	417,120
Dolby Laboratories, Inc. - Class A	5,150	309,309
FirstCash Holdings, Inc.	5,400	1,015,200
General Dynamics Corp.	1,674	574,550
Lennar Corp. - Class A	7,650	664,326
Lowe’s Cos., Inc.	2,300	543,444
Martin Marietta Materials, Inc.	1,439	847,111
Microchip Technology, Inc.	8,000	516,880
Microsoft Corp.	2,250	832,882
Norwegian Cruise Line Holdings Ltd.(a)	15,300	286,110
Oshkosh Corp.	4,680	688,943
Procter & Gamble Co.	2,850	411,654
QUALCOMM, Inc.	3,400	437,852
RPM International, Inc.	4,900	487,060
Uber Technologies, Inc.(a)	7,300	525,089
		12,107,679
TOTAL COMMON STOCKS (Cost $16,708,449)		27,050,726
PREFERRED STOCKS - 3.6%
South Korea - 3.6%
Samsung Electronics Co. Ltd., 0.00%	12,800	1,033,262
TOTAL PREFERRED STOCKS (Cost $252,395)		1,033,262
TOTAL INVESTMENTS - 97.8% (Cost $16,960,844)		$28,083,988
Money Market Deposit Account - 1.5%(c)		427,838
Other Assets in Excess of Liabilities - 0.7%		213,728
TOTAL NET ASSETS - 100.0%		$28,725,554

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

75

Aristotle/Saul Global Equity Fund
Schedule of Investments
March 31, 2026(Continued)
Sector Classification as of March 31, 2026
(% of Net Assets)

Financials	$6,563,828	22.7%
Industrials	4,366,151	15.2
Health Care	4,128,970	14.4
Information Technology	3,880,379	13.5
Consumer Discretionary	2,991,754	10.4
Energy	2,090,858	7.4
Materials	1,847,835	6.5
Consumer Staples	1,327,816	4.6
Communication Services	886,397	3.1
Other Assets in Excess of Liabilities	641,566	2.2
	$28,725,554	100.0%

The accompanying notes are an integral part of these financial statements.

76

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

	Aristotle Core Bond Fund	Aristotle Core Equity Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle Growth Equity Fund
ASSETS:
Investments, at value(b)	$265,401,197	$515,299,553	$3,210,529,538	$3,450,777,980	$218,233,965
Cash - interest bearing deposit account	8,511,845	5,534,839	91,689,585	276,988,201	2,254,033
Receivable for investments sold	3,169,937	—	46,000,686	350,563,852	—
Interest receivable	2,370,950	13,375	26,232,228	20,856,621	5,368
Receivable for fund shares sold	41,544	18,353	3,146,998	2,322,114	1,765
Dividends receivable	—	66,547	—	—	5,713
Security lending income receivable	—	—	12,299	229,049	—
Cash	—	—	226,865	1,450,581	—
Prepaid expenses and other assets	—	—	—	158,333	—
Total assets	279,495,473	520,932,667	3,377,838,199	4,103,346,731	220,500,844
LIABILITIES:
Payable for investments purchased	9,058,184	—	101,859,291	516,083,446	—
Payable for capital shares redeemed	260,676	387,472	8,513,641	8,400,061	137,132
Payable to Adviser	85,373	284,119	1,427,640	2,203,474	127,181
Distributions payable	44,587	—	1,198,152	3,256,570	—
Payable to directors	1,895	4,090	24,867	28,492	1,711
Payable for distribution and shareholder servicing fees	—	414	72,479	134,545	493
Payable upon return of securities loaned	—	1,804,599	151,861,706	83,557,595	740,430
Payable for expenses and other liabilities	—	—	58	11,542	—
Total liabilities	9,450,715	2,480,694	264,957,834	613,675,725	1,006,947
NET ASSETS	$ 270,044,758	$518,451,973	$3,112,880,365	$3,489,671,006	$219,493,897
Net Assets Consists of:
Paid-in capital	$274,059,348	$318,870,971	$3,241,046,668	$3,866,801,055	$136,101,179
Total distributable earnings/(accumulated losses)	(4,014,590)	199,581,002	(128,166,303)	(377,130,049)	83,392,718
Total net assets	$ 270,044,758	$518,451,973	$3,112,880,365	$3,489,671,006	$219,493,897
Class A
Net assets	$—	$1,929,289	$134,672,611	$225,450,155	$2,269,182
Shares issued and outstanding(a)	—	128,058	14,016,806	24,523,441	267,290
Net asset value per share	$—	$15.07	$9.61	$9.19	$8.49
Max offering price per share (net asset value per share divided by 0.9575, 0.9575, 0.97 and 0.9575)	$—	$15.74	$10.04	$9.47	$8.87
Class C
Net assets	$—	$—	$51,473,677	$100,306,903	$—
Shares issued and outstanding(a)	—	—	5,359,805	10,926,242	—
Net asset value per share	$—	$—	$9.60	$9.18	$—
Class H
Net assets	$10,013	$—	$9,978	$—	$—
Shares issued and outstanding(a)	1,013	—	1,016	—	—
Net asset value per share	$9.89	$—	$9.82	$—	$—
Class I
Net assets	$257,302,045	$320,453,893	$697,931,521	$1,462,207,652	$216,626,919
Shares issued and outstanding(a)	29,470,531	20,720,742	72,555,659	158,857,565	16,347,769
Net asset value per share	$8.73	$15.47	$9.62	$9.20	$13.25

The accompanying notes are an integral part of these financial statements.

77

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	Aristotle Core Bond Fund	Aristotle Core Equity Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle Growth Equity Fund
Class I-2
Net assets	$12,732,700	$196,068,791	$2,228,792,578	$1,701,706,296	$597,796
Shares issued and outstanding(a)	1,462,295	7,078,081	231,280,080	184,448,716	45,088
Net asset value per share	$8.71	$27.70	$9.64	$9.23	$13.26
Cost:
Investments, at cost	$266,530,594	$327,954,447	$3,266,300,878	$3,489,543,587	$141,817,843
Loaned Securities:
at value (included in investments)	$—	$1,884,770	$148,053,703	$82,211,405	$773,262

(a)	Unlimited shares authorized without par value.
(b)	Investments in securities include securities purchased with cash proceeds from securities loans.
The accompanying notes are an integral part of these financial statements.

78

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Pacific EXclusive Fund Series H	Aristotle Pacific EXclusive Fund Series I	Aristotle Portfolio Optimization Aggressive Growth Fund
ASSETS:
Investments in unaffiliated securities, at value(b)	$102,399,599	$563,760,111	$5,034,339	$3,470,059	$165,905,582
Investments in affiliated securities, at value	—	—	—	—	138,636,739
Cash - interest bearing deposit account	8,065,919	10,896,433	292,266	63,826	542,893
Receivable for fund shares sold	4,701,372	555,266	—	—	4,511
Interest receivable	1,750,609	35,941	28,438	17,602	1,300
Receivable for investments sold	335,241	—	97,225	—	51,680
Cash	6,260	—	260	—	—
Security lending income receivable	1,438	—	—	—	—
Dividends receivable	—	876,478	—	—	—
Dividend tax reclaims receivable	—	2,154,899	—	—	—
Foreign currency, at value	—	1,048	—	—	—
Receivable from Adviser	—	—	366	243	—
Total assets	117,260,438	578,280,176	5,452,894	3,551,730	305,142,705
LIABILITIES:
Payable upon return of securities loaned	5,739,115	—	—	—	32,791,926
Payable for investments purchased	1,360,469	—	200,157	—	—
Payable for capital shares redeemed	108,254	503,818	—	—	56,191
Payable to Adviser	50,391	371,698	—	—	106,395
Distributions payable	3,235	—	—	62	—
Payable for distribution and shareholder servicing fees	1,638	403	—	—	66,967
Payable to directors	813	4,515	43	24	2,177
Payable for expenses and other liabilities	46	—	579	—	—
Total liabilities	7,263,961	880,434	200,779	86	33,023,656
NET ASSETS	$ 109,996,477	$577,399,742	$5,252,115	$3,551,644	$272,119,049
Net Assets Consists of:
Paid-in capital	$132,133,733	$421,347,554	$5,357,905	$3,556,966	$217,101,259
Total distributable earnings/(accumulated losses)	(22,137,256)	156,052,188	(105,790)	(5,322)	55,017,790
Total net assets	$ 109,996,477	$577,399,742	$5,252,115	$3,551,644	$272,119,049
Class A
Net assets	$6,268,141	$1,850,923	$—	$—	$247,832,547
Shares issued and outstanding(a)	679,543	157,937	—	—	17,128,539
Net asset value per share	$9.22	$11.72	$—	$—	$14.47
Max offering price per share (net asset value per share divided by 0.9575, 0.9575 and 0.945)	$9.62	$12.24	$—	$—	$15.31
Class C
Net assets	$405,055	$—	$—	$—	$15,160,439
Shares issued and outstanding(a)	43,998	—	—	—	1,137,816
Net asset value per share	$9.21	$—	$—	$—	$13.32
Class I
Net assets	$79,714,746	$95,589,256	$—	$—	$—
Shares issued and outstanding(a)	8,776,514	7,544,852	—	—	—
Net asset value per share	$9.08	$12.67	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

79

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Pacific EXclusive Fund Series H	Aristotle Pacific EXclusive Fund Series I	Aristotle Portfolio Optimization Aggressive Growth Fund
Class I-2
Net assets	$23,608,535	$479,959,563	$—	$—	$9,126,063
Shares issued and outstanding(a)	2,551,689	30,540,638	—	—	620,722
Net asset value per share	$9.25	$15.72	$—	$—	$14.70
Total Fund
Net assets	$—	$—	$5,252,115	$3,551,644	$—
Shares issued and outstanding(a)	—	—	535,796	355,363	—
Net asset value per share	$—	$—	$9.80	$9.99	$—
Cost:
Investments in unaffiliated securities, at cost	$103,704,332	$407,868,569	$5,123,251	$3,476,641	$146,992,527
Investments in affiliated securities, at cost	$—	$—	$—	$—	$112,984,195
Foreign currency, at cost	$—	$1,058	$—	$—	$—
Loaned Securities:
at value (included in investments)	$5,541,604	$—	$—	$—	$33,171,511

(a)	Unlimited shares authorized without par value.
(b)	Investments in securities include securities purchased with cash proceeds from securities loans.
The accompanying notes are an integral part of these financial statements.

80

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund	Aristotle Short Duration Income Fund
ASSETS:
Investments in unaffiliated securities, at value(b)	$33,232,293	$341,250,535	$53,935,382	$231,989,357	$991,506,111
Investments in affiliated securities, at value	93,183,746	351,325,268	135,781,158	453,228,708	—
Cash - interest bearing deposit account	210,514	1,135,166	267,882	923,822	25,801,776
Receivable for fund shares sold	45,205	54,913	5,855	40,936	685,799
Interest receivable	623	2,863	762	2,501	7,470,163
Receivable for investments sold	—	46,967	435,217	425,379	26,400,871
Dividends receivable	—	—	13	5,590	—
Total assets	126,672,381	693,815,712	190,426,269	686,616,293	1,051,864,720
LIABILITIES:
Payable upon return of securities loaned	8,619,250	77,348,875	11,181,250	44,783,345	13,573,030
Payable to Adviser	45,651	240,247	69,340	250,722	389,503
Payable for investments purchased	32,610	—	—	—	35,056,350
Payable for distribution and shareholder servicing fees	28,369	147,348	41,644	151,256	34,940
Payable for capital shares redeemed	12,595	101,880	441,072	466,315	3,258,934
Payable to directors	936	4,914	1,428	5,146	7,952
Distributions payable	76	—	—	—	102,396
Payable for expenses and other liabilities	—	—	—	—	63
Total liabilities	8,739,487	77,843,264	11,734,734	45,656,784	52,423,168
NET ASSETS	$117,932,894	$615,972,448	$178,691,535	$640,959,509	$999,441,552
Net Assets Consists of:
Paid-in capital	$118,448,371	$508,498,853	$167,617,805	$547,473,454	$1,021,416,272
Total distributable earnings/(accumulated losses)	(515,477)	107,473,595	11,073,730	93,486,055	(21,974,720)
Total net assets	$117,932,894	$615,972,448	$178,691,535	$640,959,509	$999,441,552
Class A
Net assets	$106,773,380	$574,886,506	$169,867,548	$597,481,047	$83,347,329
Shares issued and outstanding(a)	10,390,921	44,808,764	15,395,102	50,026,797	8,168,010
Net asset value per share	$10.28	$12.83	$11.03	$11.94	$10.20
Max offering price per share (net asset value per share divided by 0.945, 0.945, 0.945, 0.945 and 0.97)	$10.88	$13.58	$11.67	$12.63	$10.52
Class C
Net assets	$6,271,238	$26,145,410	$5,661,272	$25,020,360	$19,560,095
Shares issued and outstanding(a)	637,978	2,149,875	536,515	2,177,931	1,922,171
Net asset value per share	$9.83	$12.16	$10.55	$11.49	$10.18
Class H
Net assets	$—	$—	$—	$—	$10,054
Shares issued and outstanding(a)	—	—	—	—	1,016
Net asset value per share	$—	$—	$—	$—	$9.90
Class I
Net assets	$—	$—	$—	$—	$364,492,483
Shares issued and outstanding(a)	—	—	—	—	35,773,463
Net asset value per share	$—	$—	$—	$—	$10.19

The accompanying notes are an integral part of these financial statements.

81

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund	Aristotle Short Duration Income Fund
Class I-2
Net assets	$4,888,276	$14,940,532	$3,162,715	$18,458,102	$532,031,591
Shares issued and outstanding(a)	469,839	1,146,083	281,944	1,524,697	52,103,110
Net asset value per share	$10.40	$13.04	$11.22	$12.11	$10.21
Cost:
Investments in unaffiliated securities, at cost	$31,342,971	$307,860,350	$49,384,387	$211,607,303	$992,024,838
Investments in affiliated securities, at cost	$89,896,783	$305,778,972	$127,146,809	$406,005,512	$—
Loaned Securities:
at value (included in investments)	$8,600,340	$77,922,353	$11,194,249	$45,011,488	$13,620,219

(a)	Unlimited shares authorized without par value.
(b)	Investments in securities include securities purchased with cash proceeds from securities loans.
The accompanying notes are an integral part of these financial statements.

82

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Value Equity Fund
ASSETS:
Investments, at value(b)	$113,210,681	$21,530,021	$4,545,392,766	$42,047,602	$492,251,337
Cash - interest bearing deposit account	1,823,697	326,994	18,803,232	408,553	6,572,178
Dividends receivable	96,128	12,991	—	—	631,160
Interest receivable	6,457	1,556	53,465,180	236,030	17,741
Receivable for fund shares sold	2,755	9,655	4,718,966	57,399	342,310
Dividend tax reclaims receivable	313	114	—	—	154,033
Receivable for investments sold	—	—	107,908,550	197,889	—
Security lending income receivable	—	—	29,484	—	—
Cash	—	—	876,565	—	—
Total assets	115,140,031	21,881,331	4,731,194,743	42,947,473	499,968,759
LIABILITIES:
Payable upon return of securities loaned	489,000	—	395,362,505	204,500	18,106,004
Payable to Adviser	87,107	17,281	2,447,159	11,501	286,425
Payable for capital shares redeemed	54,445	8,124	10,953,939	79,605	406,072
Payable for distribution and shareholder servicing fees	1,673	3,061	145,691	107	62
Payable to directors	897	174	33,626	355	3,887
Distributions payable	—	—	2,622,880	—	—
Payable for investments purchased	—	—	101,966,661	203,462	—
Payable for expenses and other liabilities	—	—	73	31	—
Total liabilities	633,122	28,640	513,532,534	499,561	18,802,450
NET ASSETS	$ 114,506,909	$21,852,691	$4,217,662,209	$42,447,912	$481,166,309
Net Assets Consists of:
Paid-in capital	$81,034,965	$17,438,090	$4,351,467,579	$42,380,368	$317,316,359
Total distributable earnings/(accumulated losses)	33,471,944	4,414,601	(133,805,370)	67,544	163,849,950
Total net assets	$ 114,506,909	$21,852,691	$4,217,662,209	$42,447,912	$481,166,309
Class A
Net assets	$5,186,138	$10,110,510	$198,671,842	$756,607	$374,705
Shares issued and outstanding(a)	366,099	1,694,300	19,023,243	74,592	38,591
Net asset value per share	$14.17	$5.97	$10.44	$10.14	$9.71
Max offering price per share (net asset value per share divided by 0.9575.0.9575, 0.9575 and 0.9575)	$14.80	$6.23	$10.90	N/A	$10.14
Class C
Net assets	$634,101	$998,487	$120,532,443	$—	$—
Shares issued and outstanding(a)	47,666	193,378	11,590,683	—	—
Net asset value per share	$13.30	$5.16	$10.40	$—	$—
Class H
Net assets	$—	$—	$9,987	$10,111	$—
Shares issued and outstanding(a)	—	—	1,021	1,014	—
Net asset value per share	$—	$—	$9.79	$9.97	$—
Class I
Net assets	$82,070	$494,302	$641,609,998	$3,827,747	$451,188
Shares issued and outstanding(a)	5,513	69,926	61,919,881	383,826	47,525
Net asset value per share	$14.89	$7.07	$10.36	$9.97	$9.49

The accompanying notes are an integral part of these financial statements.

83

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Value Equity Fund
Class I-2
Net assets	$108,452,516	$10,249,392	$3,256,837,939	$37,853,447	$468,375,024
Shares issued and outstanding(a)	7,276,297	1,661,449	311,738,467	3,798,259	22,723,073
Net asset value per share	$14.90	$6.17	$10.45	$9.97	$20.61
Class R6
Net assets	$152,084	$—	$—	$—	$11,965,392
Shares issued and outstanding(a)	10,826	—	—	—	580,879
Net asset value per share	$14.05	$—	$—	$—	$20.60
Cost:
Investments, at cost	$84,839,772	$18,859,111	$4,574,200,754	$42,002,548	$347,295,940
Loaned Securities:
at value (included in investments)	$379,180	$—	$378,347,329	$199,914	$18,443,078

(a)	Unlimited shares authorized without par value.
(b)	Investments in securities include securities purchased with cash proceeds from securities loans.
The accompanying notes are an integral part of these financial statements.

84

Aristotle Funds Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026(Continued)

Aristotle/Saul Global Equity Fund
ASSETS:
Investments, at value	$28,083,988
Cash - interest bearing deposit account	427,838
Dividend tax reclaims receivable	161,117
Dividends receivable	67,089
Receivable for fund shares sold	1,650
Interest receivable	1,223
Total assets	28,742,905
LIABILITIES:
Payable to Adviser	17,122
Payable to directors	229
Total liabilities	17,351
NET ASSETS	$ 28,725,554
Net Assets Consists of:
Paid-in capital	$16,138,636
Total distributable earnings	12,586,918
Total net assets	$ 28,725,554
Class I-2
Net assets	$28,725,554
Shares issued and outstanding(a)	2,556,395
Net asset value per share	$11.24
Cost:
Investments, at cost	$16,960,844

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

85

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026

	Aristotle Core Bond Fund	Aristotle Core Equity Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle Growth Equity Fund
INVESTMENT INCOME:
Dividend income	$—	$4,140,491	$—	$13,067,440	$961,608
Interest income	7,386,990	283,789	163,152,132	289,306,724	79,788
Less: Interest withholding taxes	(1,978)	—	—	—	—
Securities lending income	520	52	56,227	581,261	5
Total investment income	7,385,532	4,424,332	163,208,359	302,955,425	1,041,401
EXPENSES:
Investment advisory fee	527,914	2,702,987	12,537,616	21,262,845	1,181,201
Supervision and administration fee - Class A	—	1,660	262,541	499,058	3,536
Supervision and administration fee - Class C	—	—	100,522	227,399	—
Supervision and administration fee - Class H	4	—	2	—	—
Supervision and administration fee - Class I	166,624	494,556	378,246	1,935,407	318,327
Supervision and administration fee - Class I-2	10,102	314,681	3,294,563	3,779,809	283
Trustees’ fees	7,132	22,230	127,202	153,081	8,231
Legal fees	28	109	608	5,629	43
Shareholder service costs - Class C	—	—	125,653	284,249	—
Distribution expenses - Class A	—	2,766	328,177	623,822	5,894
Distribution expenses - Class C	—	—	376,959	852,746	—
Interest expense	—	—	—	918,246	—
Other expenses and fees	—	8	1,884	60,164	—
Total expenses	711,804	3,538,997	17,533,973	30,602,455	1,517,515
Expense reimbursement - Class A	—	—	(5,342)	—	—
Expense reimbursement - Class C	—	—	(2,046)	—	—
Expense reimbursement - Class H	(1)	—	—	—	—
Expense reimbursement - Class I	(6,784)	(14,586)	(30,987)	—	(8,616)
Expense reimbursement - Class I-2	(376)	(9,284)	(89,435)	—	—
Net expenses	704,643	3,515,127	17,406,163	30,602,455	1,508,899
Net investment income/(loss)	6,680,889	909,205	145,802,196	272,352,970	(467,498)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(343,536)	31,268,549	(419,942)	(41,296,381)	25,746,380
Net realized gain (loss)	(343,536)	31,268,549	(419,942)	(41,296,381)	25,746,380
Net change in unrealized appreciation (depreciation) on:
Investments	(34,945)	69,048,231	(8,652,872)	(23,918,420)	13,588,215
Net change in unrealized appreciation (depreciation)	(34,945)	69,048,231	(8,652,872)	(23,918,420)	13,588,215
Net realized and unrealized gain (loss)	(378,481)	101,316,780	(9,072,814)	(65,214,801)	39,334,595
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,302,408	$101,225,985	$136,729,382	$207,138,169	$38,867,097

The accompanying notes are an integral part of these financial statements.

86

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Continued)

	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Pacific EXclusive Fund Series H(a)	Aristotle Pacific EXclusive Fund Series I(a)	Aristotle Portfolio Optimization Aggressive Growth Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$23,201	$14,178,895	$—	$—	$2,414,069
Less: dividend withholding taxes	—	(945,497)	—	—	—
Dividend income from affiliated securities	—	—	—	—	1,505,569
Interest income	7,307,541	663,275	242,337	129,897	16,854
Less: Interest withholding taxes	(974)	—	(550)	—	—
Securities lending income	2,958	—	—	—	35,306
Other income	—	378	—	—	4,843
Total investment income	7,332,726	13,897,051	241,787	129,897	3,976,641
EXPENSES:
Investment advisory fee	503,742	3,436,496	—	—	553,358
Supervision and administration fee - Class A	12,555	3,089	—	—	628,159
Supervision and administration fee - Class C	893	—	—	—	40,747
Supervision and administration fee - Class I	39,460	220,816	—	—	—
Supervision and administration fee - Class I-2	22,657	807,044	—	—	22,790
Distribution expenses - Class A	15,694	4,290	—	—	628,159
Distribution expenses - Class C	3,350	—	—	—	122,241
Trustees’ fees	3,998	23,159	209	134	11,287
Shareholder service costs - Class C	1,117	—	—	—	40,747
Legal fees	19	109	1,092	724	55
Tax reclaim service fee	—	33,104	—	—	—
Other expenses and fees	567	47	1,326	—	500
Total expenses	604,052	4,528,154	2,627	858	2,048,043
Expense reimbursement - Class A	(250)	—	—	—	—
Expense reimbursement - Class C	(18)	—	—	—	—
Expense reimbursement - Class I	(3,152)	(5,259)	—	—	—
Expense reimbursement - Class I-2	(596)	(19,073)	—	—	—
Expense reimbursement - Total Fund	—	—	(1,301)	(858)	—
Net expenses	600,036	4,503,822	1,326	0	2,048,043
Net investment income	6,732,690	9,393,229	240,461	129,897	1,928,598
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(601,366)	23,736,584	(16,106)	1,279	4,394,820
Investments in affiliated securities	—	—	—	—	3,833,655
Distributions received from affiliated securities	—	—	—	—	10,439,614
Foreign currency translation	—	(14,757)	—	—	—
Net realized gain (loss)	(601,366)	23,721,827	(16,106)	1,279	18,668,089

The accompanying notes are an integral part of these financial statements.

87

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Continued)

	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Pacific EXclusive Fund Series H(a)	Aristotle Pacific EXclusive Fund Series I(a)	Aristotle Portfolio Optimization Aggressive Growth Fund
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	$176,683	$43,120,567	$(88,912)	$(6,582)	$16,776,081
Investments in affiliated securities	—	—	—	—	7,925,081
Foreign currency translation	—	103,583	—	—	—
Net change in unrealized appreciation (depreciation)	176,683	43,224,150	(88,912)	(6,582)	24,701,162
Net realized and unrealized gain (loss)	(424,683)	66,945,977	(105,018)	(5,303)	43,369,251
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,308,007	$76,339,206	$135,443	$124,594	$45,297,849

(a)	Inception date of the Fund was June 23, 2025.
The accompanying notes are an integral part of these financial statements.

88

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026 (Continued)

	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund	Aristotle Short Duration Income Fund
INVESTMENT INCOME:
Dividend income from affiliated securities	$4,167,432	$7,007,363	$5,050,668	$12,345,878	$—
Dividend income from unaffiliated securities	745,044	5,210,738	1,099,701	3,926,397	—
Interest income	6,945	38,616	9,540	34,223	48,548,202
Securities lending income	4,381	67,297	5,756	25,424	2,395
Other income	705	3,464	705	705	—
Total investment income	4,924,507	12,327,478	6,166,370	16,332,627	48,550,597
EXPENSES:
Distribution expenses - Class A	277,641	1,479,252	443,993	1,563,687	219,095
Distribution expenses - Class C	62,017	231,145	53,044	225,109	164,610
Supervision and administration fee - Class A	277,641	1,479,252	443,993	1,563,687	219,095
Supervision and administration fee - Class C	20,672	77,048	17,681	75,036	54,870
Supervision and administration fee - Class H	—	—	—	—	5
Supervision and administration fee - Class I	—	—	—	—	505,016
Supervision and administration fee - Class I-2	12,207	33,543	8,382	50,582	1,273,160
Investment advisory fee	248,416	1,271,874	376,045	1,351,444	2,501,995
Shareholder service costs - Class C	20,672	77,048	17,681	75,036	54,870
Trustees’ fees	5,012	25,819	7,618	27,371	40,508
Legal fees	24	126	36	134	193
Other expenses and fees	325	449	368	384	1,155
Total expenses	924,627	4,675,556	1,368,841	4,932,470	5,034,572
Expense reimbursement - Class A	—	—	—	—	(3,574)
Expense reimbursement - Class C	—	—	—	—	(900)
Expense reimbursement - Class I	—	—	—	—	(14,662)
Expense reimbursement - Class I-2	—	—	—	—	(21,565)
Net expenses	924,627	4,675,556	1,368,841	4,932,470	4,993,871
Net investment income	3,999,880	7,651,922	4,797,529	11,400,157	43,556,726
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	1,290,154	7,538,726	2,113,495	8,582,287	3,013,346
Investments in affiliated securities	882,300	13,042,403	2,048,918	7,470,676	—
Distributions received from affiliated securities	1,007,961	19,610,731	2,852,936	21,812,634	—
Net realized gain (loss)	3,180,415	40,191,860	7,015,349	37,865,597	3,013,346
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,627,625	31,992,031	4,276,247	20,250,050	(4,205,070)
Investments in affiliated securities	700,347	10,907,845	2,375,953	11,040,601	—
Net change in unrealized appreciation (depreciation)	2,327,972	42,899,876	6,652,200	31,290,651	(4,205,070)
Net realized and unrealized gain (loss)	5,508,387	83,091,736	13,667,549	69,156,248	(1,191,724)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,508,267	$90,743,658	$18,465,078	$80,556,405	$42,365,002

The accompanying notes are an integral part of these financial statements.

89

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026(Continued)

	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Value Equity Fund
INVESTMENT INCOME:
Dividend income	$1,655,713	$339,762	$384,269	$—	$10,706,189
Less: issuance fees	(291)	(48)	—	—	(67,512)
Less: dividend withholding taxes	(1,103)	(362)	—	—	(141,220)
Interest income	77,804	12,614	248,927,268	1,532,354	286,222
Less: Interest withholding taxes	—	—	(31,111)	—	—
Securities lending income	264	—	97,327	—	14,616
Other income	—	—	40,876	125	—
Total investment income	1,732,387	351,966	249,418,629	1,532,479	10,798,295
EXPENSES:
Investment advisory fee	884,558	175,880	20,245,339	81,799	2,927,165
Supervision and administration fee - Class A	10,920	25,606	387,290	516	324
Supervision and administration fee - Class C	1,490	2,699	221,081	—	—
Supervision and administration fee - Class H	—	—	3	2	—
Supervision and administration fee - Class I	190	1,104	530,736	3,774	449
Supervision and administration fee - Class I-2	327,249	37,962	5,964,409	18,613	741,925
Supervision and administration fee - Class R6	293	—	—	—	1,028
Distribution expenses - Class A	10,920	25,606	509,592	1,841	579
Distribution expenses - Class C	4,470	8,098	872,688	—	—
Trustees’ fees	4,854	928	165,495	1,343	20,157
Shareholder service costs - Class C	1,490	2,699	290,896	—	—
Legal fees	28	4	784	6	98
Other expenses and fees	28	2,153	1,984	288	—
Total expenses	1,246,490	282,739	29,190,297	108,182	3,691,725
Expense reimbursement - Class A	—	—	(8,406)	(31)	—
Expense reimbursement - Class C	—	—	(4,779)	—	—
Expense reimbursement - Class I	(1)	(20)	(24,147)	(237)	(12)
Expense reimbursement - Class I-2	(5,392)	—	(128,947)	(1,081)	(21,634)
Expense reimbursement - Class R6	(5)	—	—	—	(52)
Net expenses	1,241,092	282,719	29,024,018	106,833	3,670,027
Net investment income	491,295	69,247	220,394,611	1,425,646	7,128,268
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	16,013,867	3,722,732	(340,801)	94,639	49,529,259
Net realized gain (loss)	16,013,867	3,722,732	(340,801)	94,639	49,529,259
Net change in unrealized appreciation (depreciation) on:
Investments	(2,009,991)	(375,150)	(989,098)	(54,631)	(13,925,199)
Net change in unrealized appreciation (depreciation)	(2,009,991)	(375,150)	(989,098)	(54,631)	(13,925,199)
Net realized and unrealized gain (loss)	14,003,876	3,347,582	(1,329,899)	40,008	35,604,060
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 14,495,171	$3,416,829	$219,064,712	$1,465,654	$42,732,328

The accompanying notes are an integral part of these financial statements.

90

Aristotle Funds Series Trust
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026(Continued)

Aristotle/Saul Global Equity Fund
INVESTMENT INCOME:
Dividend income	$592,933
Non cash dividend income	42,566
Less: dividend withholding taxes	(38,181)
Interest income	22,614
Securities lending income	1,043
Total investment income	620,975
EXPENSES:
Investment advisory fee	185,151
Supervision and administration fee - Class A	5
Supervision and administration fee - Class I	5
Supervision and administration fee - Class I-2	55,536
Tax reclaim service fee	3,899
Trustees’ fees	1,189
Interest expense	285
Distribution expenses - Class A	7
Legal fees	6
Total expenses	246,083
Expense reimbursement – Class I-2	(1,317)
Net expenses	244,766
Net investment income	376,209
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,374,857
Foreign currency translation	9,815
Net realized gain (loss)	3,384,672
Net change in unrealized appreciation (depreciation) on:
Investments	799,083
Foreign currency translation	6,946
Net change in unrealized appreciation (depreciation)	806,029
Net realized and unrealized gain (loss)	4,190,701
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,566,910

The accompanying notes are an integral part of these financial statements.

91

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Aristotle Core Bond Fund		Aristotle Core Equity Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$6,680,889	$963,356	$909,205	$1,064,167
Net realized gain (loss)	(343,536)	(755,496)	31,268,549	13,673,746
Net change in unrealized appreciation (depreciation)	(34,945)	1,130,233	69,048,231	2,275,091
Net increase (decrease) in net assets from operations	6,302,408	1,338,093	101,225,985	17,013,004
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	—	(44,454)	(15,001)
From earnings - Class H	(127)	—	—	—
From earnings - Class I	(6,360,657)	(563,432)	(14,508,746)	(5,721,576)
From earnings - Class I-2	(341,719)	(410,249)	(8,937,698)	(4,423,358)
Total distributions to shareholders	(6,702,503)	(973,681)	(23,490,898)	(10,159,935)
CAPITAL TRANSACTIONS:
Shares sold - Class A	—	—	1,399,398	1,000,393
Shares issued from reinvestment of distributions - Class A	—	—	44,454	15,002
Shares redeemed - Class A	—	—	(561,426)	(15,461)
Shares sold - Class H	12,000	—	—	—
Shares issued from reinvestment of distributions - Class H	127	—	—	—
Shares redeemed - Class H	(1,998)	—	—	—
Shares sold - Class I	270,752,233	15,905,128	48,173,390	141,160,142
Shares issued from reinvestment of distributions - Class I	6,316,070	563,432	14,508,746	5,721,576
Shares redeemed - Class I	(46,025,125)	(8,021,088)	(89,557,673)	(73,737,281)
Shares sold - Class I-2	14,635,896	558,635	11,850,365	18,960,868
Shares issued from reinvestment of distributions - Class I-2	341,719	410,249	8,935,358	4,422,271
Shares redeemed - Class I-2	(14,709,258)	(1,010)	(45,726,120)	(24,452,223)
Net increase (decrease) in net assets from capital transactions	231,321,664	9,415,346	(50,933,508)	73,075,287
Net increase (decrease) in net assets	230,921,569	9,779,758	26,801,579	79,928,356
NET ASSETS:
Beginning of the year	39,123,189	29,343,431	491,650,394	411,722,038
End of the year	$ 270,044,758	$39,123,189	$518,451,973	$491,650,394

The accompanying notes are an integral part of these financial statements.

92

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Core Bond Fund		Aristotle Core Equity Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
SHARES TRANSACTIONS
Shares sold - Class A	—	—	88,780	72,580
Shares issued from reinvestment of distributions - Class A	—	—	2,803	1,047
Shares redeemed - Class A	—	—	(40,133)	(1,104)
Shares sold - Class H	1,200	—	—	—
Shares issued from reinvestment of distributions - Class H	13	—	—	—
Shares redeemed - Class H	(200)	—	—	—
Shares sold - Class I	30,964,793	1,828,448	3,201,473	9,778,426
Shares issued from reinvestment of distributions - Class I	718,298	65,305	890,554	389,398
Shares redeemed - Class I	(5,254,632)	(928,451)	(5,728,354)	(5,305,259)
Shares sold - Class I-2	1,665,921	64,971	444,722	757,965
Shares issued from reinvestment of distributions - Class I-2	38,903	47,516	306,722	168,520
Shares redeemed - Class I-2	(1,694,581)	(117)	(1,627,472)	(985,348)
Total increase (decrease) in shares outstanding	26,439,715	1,077,672	(2,460,905)	4,876,225

The accompanying notes are an integral part of these financial statements.

93

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Core Income Fund		Aristotle Floating Rate Income Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$145,802,196	$139,130,339	$272,352,970	$332,679,063
Net realized gain (loss)	(419,942)	(15,614,593)	(41,296,381)	(47,604,755)
Net change in unrealized appreciation (depreciation)	(8,652,872)	8,610,573	(23,918,420)	(48,997,666)
Net increase (decrease) in net assets from operations	136,729,382	132,126,319	207,138,169	236,076,642
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(5,765,125)	(5,339,586)	(17,080,174)	(20,568,730)
From earnings - Class C	(1,829,090)	(1,709,540)	(6,927,360)	(8,371,337)
From earnings - Class H	(159)	—	—	—
From earnings - Class I	(36,080,225)	(37,448,085)	(115,663,253)	(141,444,297)
From earnings - Class I-2	(102,660,815)	(95,903,323)	(133,924,265)	(162,237,252)
Total distributions to shareholders	(146,335,414)	(140,400,534)	(273,595,052)	(332,621,616)
CAPITAL TRANSACTIONS:
Shares sold - Class A	41,991,553	51,095,334	49,661,758	90,831,137
Shares issued from reinvestment of distributions - Class A	5,420,638	5,076,527	15,994,342	19,109,676
Shares redeemed - Class A	(36,647,456)	(37,026,325)	(106,013,291)	(99,513,891)
Shares sold - Class C	13,577,247	26,663,279	14,363,250	43,388,786
Shares issued from reinvestment of distributions - Class C	1,726,228	1,605,467	6,670,243	8,123,117
Shares redeemed - Class C	(14,726,292)	(10,041,578)	(42,845,907)	(42,398,766)
Shares sold - Class H	12,000	—	—	—
Shares issued from reinvestment of distributions - Class H	159	—	—	—
Shares redeemed - Class H	(1,998)	—	—	—
Shares sold - Class I	220,537,875	361,783,140	433,562,668	867,390,088
Shares issued from reinvestment of distributions - Class I	35,427,799	36,834,211	90,755,967	101,446,506
Shares redeemed - Class I	(376,743,932)	(208,132,747)	(873,106,873)	(731,962,279)
Shares sold - Class I-2	724,679,251	1,182,871,871	679,917,346	1,161,402,001
Shares issued from reinvestment of distributions - Class I-2	90,780,880	84,310,198	123,684,076	148,945,986
Shares redeemed - Class I-2	(745,676,591)	(649,555,745)	(1,120,792,980)	(1,128,088,972)
Net increase (decrease) in net assets from capital transactions	(39,642,639)	845,483,632	(728,149,401)	438,673,389
Net increase (decrease) in net assets	(49,248,671)	837,209,417	(794,606,284)	342,128,415
NET ASSETS:
Beginning of the year	3,162,129,036	2,324,919,619	4,284,277,290	3,942,148,875
End of the year	$3,112,880,365	$3,162,129,036	$3,489,671,006	$4,284,277,290

The accompanying notes are an integral part of these financial statements.

94

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Core Income Fund		Aristotle Floating Rate Income Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
SHARES TRANSACTIONS
Shares sold - Class A	4,331,694	5,258,680	5,309,557	9,563,524
Shares issued from reinvestment of distributions - Class A	558,470	526,681	1,709,214	2,015,141
Shares redeemed - Class A	(3,771,969)	(3,824,628)	(11,347,654)	(10,483,524)
Shares sold - Class C	1,393,228	2,744,928	1,534,714	4,573,892
Shares issued from reinvestment of distributions - Class C	177,943	166,644	713,807	857,712
Shares redeemed - Class C	(1,519,144)	(1,041,735)	(4,583,986)	(4,473,602)
Shares sold - Class H	1,200	—	—	—
Shares issued from reinvestment of distributions - Class H	16	—	—	—
Shares redeemed - Class H	(200)	—	—	—
Shares sold - Class I	22,704,204	37,358,592	46,254,298	91,208,500
Shares issued from reinvestment of distributions - Class I	3,645,733	3,818,211	9,687,713	10,685,739
Shares redeemed - Class I	(38,924,564)	(21,524,140)	(93,373,070)	(77,039,106)
Shares sold - Class I-2	74,367,645	121,902,818	72,332,238	121,904,967
Shares issued from reinvestment of distributions - Class I-2	9,322,906	8,721,031	13,173,181	15,646,572
Shares redeemed - Class I-2	(76,621,436)	(67,154,908)	(119,806,772)	(118,698,874)
Total increase (decrease) in shares outstanding	(4,334,274)	86,952,172	(78,396,760)	45,760,941

The accompanying notes are an integral part of these financial statements.

95

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Growth Equity Fund		Aristotle High Yield Bond Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$(467,498)	$(590,167)	$6,732,690	$6,543,698
Net realized gain (loss)	25,746,380	38,286,260	(601,366)	(1,457,030)
Net change in unrealized appreciation (depreciation)	13,588,215	(12,969,071)	176,683	(231,548)
Net increase (decrease) in net assets from operations	38,867,097	24,727,022	6,308,007	4,855,120
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(545,963)	(91,865)	(395,109)	(368,106)
From earnings - Class C	—	—	(24,552)	(30,325)
From earnings - Class I	(40,891,870)	(24,402,852)	(5,302,665)	(5,552,867)
From earnings - Class I-2	(46,161)	(1,543)	(1,005,674)	(637,270)
Total distributions to shareholders	(41,483,994)	(24,496,260)	(6,728,000)	(6,588,568)
CAPITAL TRANSACTIONS:
Shares sold - Class A	1,004,944	1,656,172	2,872,819	1,134,216
Shares issued from reinvestment of distributions - Class A	545,963	91,865	383,680	358,118
Shares redeemed - Class A	(789,388)	(97,343)	(2,984,329)	(1,365,214)
Shares sold - Class C	—	—	139,646	42,395
Shares issued from reinvestment of distributions - Class C	—	—	24,527	30,286
Shares redeemed - Class C	—	—	(233,485)	(253,060)
Shares sold - Class I	54,935,298	75,389,976	26,544,567	48,880,165
Shares issued from reinvestment of distributions - Class I	40,891,869	24,402,852	5,302,600	5,552,793
Shares redeemed - Class I	(108,742,431)	(146,016,541)	(42,817,863)	(22,657,829)
Shares sold - Class I-2	649,644	91,477	16,910,127	10,774,787
Shares issued from reinvestment of distributions - Class I-2	46,161	1,543	993,717	637,270
Shares redeemed - Class I-2	(126,585)	(1,240)	(9,737,646)	(6,806,613)
Net increase (decrease) in net assets from capital transactions	(11,584,525)	(44,481,239)	(2,601,640)	36,327,314
Net increase (decrease) in net assets	(14,201,422)	(44,250,477)	(3,021,633)	34,593,866
NET ASSETS:
Beginning of the year	233,695,319	277,945,796	113,018,110	78,424,244
End of the year	$219,493,897	$233,695,319	$109,996,477	$113,018,110

The accompanying notes are an integral part of these financial statements.

96

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Growth Equity Fund		Aristotle High Yield Bond Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
SHARES TRANSACTIONS
Shares sold - Class A	98,299	167,463	303,850	120,665
Shares issued from reinvestment of distributions - Class A	58,267	9,242	40,888	38,256
Shares redeemed - Class A	(84,897)	(10,032)	(315,732)	(145,806)
Shares sold - Class C	—	—	14,959	4,527
Shares issued from reinvestment of distributions - Class C	—	—	2,620	3,245
Shares redeemed - Class C	—	—	(24,915)	(27,101)
Shares sold - Class I	3,845,989	5,253,516	2,854,115	5,286,934
Shares issued from reinvestment of distributions - Class I	2,798,896	1,572,349	573,951	601,623
Shares redeemed - Class I	(7,305,511)	(9,600,132)	(4,668,769)	(2,446,299)
Shares sold - Class I-2	43,636	5,978	1,812,271	1,137,058
Shares issued from reinvestment of distributions - Class I-2	3,157	99	105,644	67,940
Shares redeemed - Class I-2	(8,483)	(81)	(1,030,749)	(725,158)
Total increase (decrease) in shares outstanding	(550,647)	(2,601,598)	(331,867)	3,915,884

The accompanying notes are an integral part of these financial statements.

97

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle International Equity Fund		Aristotle Pacific EXclusive Fund Series H	Aristotle Pacific EXclusive Fund Series I
	Year Ended March 31,		Period Ended March 31, 2026(a)	Period Ended March 31, 2026(a)
	2026	2025
OPERATIONS:
Net investment income (loss)	$9,393,229	$8,991,996	$240,461	$129,897
Net realized gain (loss)	23,721,827	10,956,709	(16,106)	1,279
Net change in unrealized appreciation (depreciation)	43,224,150	17,377,571	(88,912)	(6,582)
Net increase (decrease) in net assets from operations	76,339,206	37,326,276	135,443	124,594
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(61,866)	(28,427)	—	—
From earnings - Class H	—	—	(241,233)	—
From earnings - Class I	(3,386,827)	(3,337,184)	—	(129,916)
From earnings - Class I-2	(13,544,873)	(5,803,479)	—	—
Total distributions to shareholders	(16,993,566)	(9,169,090)	(241,233)	(129,916)
CAPITAL TRANSACTIONS:
Shares sold - Class A	489,904	1,422,598	—	—
Shares issued from reinvestment of distributions - Class A	61,867	28,426	—	—
Shares redeemed - Class A	(224,527)	(71,633)	—	—
Shares sold - Class I	18,585,152	55,460,397	—	—
Shares issued from reinvestment of distributions - Class I	3,386,826	3,337,184	—	—
Shares redeemed - Class I	(90,327,577)	(107,011,915)	—	—
Shares sold - Class I-2	135,298,397	76,149,075	—	—
Shares issued from reinvestment of distributions - Class I-2	12,862,109	5,420,510	—	—
Shares redeemed - Class I-2	(117,267,298)	(139,595,257)	—	—
Shares sold - Total Fund	—	—	5,126,491	3,455,121
Shares issued from reinvestment of distributions - Total Fund	—	—	241,405	129,855
Shares redeemed - Total Fund	—	—	(9,991)	(28,010)
Net increase (decrease) in net assets from capital transactions	(37,135,147)	(104,860,615)	5,357,905	3,556,966
Net increase (decrease) in net assets	22,210,493	(76,703,429)	5,252,115	3,551,644
NET ASSETS:
Beginning of the period	555,189,249	631,892,678	—	—
End of the period	$577,399,742	$555,189,249	$5,252,115	$3,551,644

The accompanying notes are an integral part of these financial statements.

98

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle International Equity Fund		Aristotle Pacific EXclusive Fund Series H	Aristotle Pacific EXclusive Fund Series I
	Year Ended March 31,		Period Ended March 31, 2026(a)	Period Ended March 31, 2026(a)
	2026	2025
SHARES TRANSACTIONS
Shares sold - Class A	41,134	133,422	—	—
Shares issued from reinvestment of distributions - Class A	5,104	2,755	—	—
Shares redeemed - Class A	(18,767)	(6,780)	—	—
Shares sold - Class I	1,510,263	4,950,147	—	—
Shares issued from reinvestment of distributions - Class I	258,683	300,377	—	—
Shares redeemed - Class I	(7,076,149)	(9,386,980)	—	—
Shares sold - Class I-2	8,463,938	5,464,862	—	—
Shares issued from reinvestment of distributions - Class I-2	793,587	394,793	—	—
Shares redeemed - Class I-2	(7,347,934)	(9,788,364)	—	—
Shares sold - Total Fund	—	—	512,613	345,245
Shares issued from reinvestment of distributions - Total Fund	—	—	24,180	12,914
Shares redeemed - Total Fund	—	—	(997)	(2,796)
Total increase (decrease) in shares outstanding	(3,370,141)	(7,935,768)	535,796	355,363

(a)	Inception date of the Fund was June 23, 2025.
The accompanying notes are an integral part of these financial statements.

99

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Portfolio Optimization Aggressive Growth Fund		Aristotle Portfolio Optimization Conservative Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$1,928,598	$1,885,986	$3,999,880	$4,481,542
Net realized gain (loss)	18,668,089	28,054,076	3,180,415	5,532,463
Net change in unrealized appreciation (depreciation)	24,701,162	(17,193,091)	2,327,972	(3,421,822)
Net increase (decrease) in net assets from operations	45,297,849	12,746,971	9,508,267	6,592,183
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(18,893,780)	(4,976,302)	(4,106,832)	(4,674,010)
From earnings - Class C	(966,781)	(440,178)	(172,032)	(488,913)
From earnings - Class I-2	(718,561)	(206,377)	(210,358)	(189,052)
Total distributions to shareholders	(20,579,122)	(5,622,857)	(4,489,222)	(5,351,975)
CAPITAL TRANSACTIONS:
Shares sold - Class A	15,131,510	11,543,257	5,796,621	5,232,972
Shares issued from reinvestment of distributions - Class A	18,805,567	4,946,394	4,070,338	4,631,166
Shares redeemed - Class A	(34,985,701)	(38,234,433)	(19,802,960)	(23,646,078)
Shares sold - Class C	1,717,278	2,038,115	884,886	499,470
Shares issued from reinvestment of distributions - Class C	966,733	439,314	172,043	486,875
Shares redeemed - Class C	(8,240,939)	(8,622,945)	(6,404,833)	(6,028,140)
Shares sold - Class I-2	1,287,819	1,112,691	2,245,571	1,534,014
Shares issued from reinvestment of distributions - Class I-2	717,755	202,173	208,100	186,794
Shares redeemed - Class I-2	(2,529,393)	(1,657,982)	(2,250,706)	(2,103,682)
Net increase (decrease) in net assets from capital transactions	(7,129,371)	(28,233,416)	(15,080,940)	(19,206,609)
Net increase (decrease) in net assets	17,589,356	(21,109,302)	(10,061,895)	(17,966,401)
NET ASSETS:
Beginning of the year	254,529,693	275,638,995	127,994,789	145,961,190
End of the year	$272,119,049	$254,529,693	$117,932,894	$127,994,789
SHARES TRANSACTIONS
Shares sold - Class A	1,049,582	858,235	561,032	522,576
Shares issued from reinvestment of distributions - Class A	1,261,211	362,905	392,133	471,606
Shares redeemed - Class A	(2,376,721)	(2,839,178)	(1,920,449)	(2,357,195)
Shares sold - Class C	127,815	165,830	88,977	52,019
Shares issued from reinvestment of distributions - Class C	71,021	35,089	17,291	52,072
Shares redeemed - Class C	(638,400)	(698,204)	(657,098)	(633,099)
Shares sold - Class I-2	84,010	80,926	215,137	150,804
Shares issued from reinvestment of distributions - Class I-2	47,296	14,587	19,800	18,792
Shares redeemed - Class I-2	(175,003)	(121,470)	(216,772)	(207,209)
Total increase (decrease) in shares outstanding	(549,189)	(2,141,280)	(1,499,949)	(1,929,634)

The accompanying notes are an integral part of these financial statements.

100

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Portfolio Optimization Growth Fund		Aristotle Portfolio Optimization Moderate Conservative Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$7,651,922	$7,738,438	$4,797,529	$5,449,079
Net realized gain (loss)	40,191,860	62,428,915	7,015,349	11,281,857
Net change in unrealized appreciation (depreciation)	42,899,876	(38,412,544)	6,652,200	(6,666,670)
Net increase (decrease) in net assets from operations	90,743,658	31,754,809	18,465,078	10,064,266
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(54,400,252)	(15,160,325)	(5,282,945)	(6,462,137)
From earnings - Class C	(2,121,131)	(1,243,635)	(79,397)	(402,686)
From earnings - Class I-2	(1,263,082)	(338,629)	(105,253)	(115,715)
Total distributions to shareholders	(57,784,465)	(16,742,589)	(5,467,595)	(6,980,538)
CAPITAL TRANSACTIONS:
Shares sold - Class A	35,913,711	24,025,676	7,575,161	7,688,324
Shares issued from reinvestment of distributions - Class A	53,966,663	15,044,255	5,226,124	6,392,042
Shares redeemed - Class A	(91,665,516)	(100,166,586)	(29,060,485)	(36,026,538)
Shares sold - Class C	2,982,168	3,590,010	494,878	740,452
Shares issued from reinvestment of distributions - Class C	2,108,742	1,236,976	79,344	400,376
Shares redeemed - Class C	(22,675,739)	(20,837,057)	(5,695,460)	(6,010,708)
Shares sold - Class I-2	6,677,844	3,697,500	1,825,370	1,318,463
Shares issued from reinvestment of distributions - Class I-2	1,245,722	335,101	105,125	115,715
Shares redeemed - Class I-2	(5,633,650)	(6,236,617)	(1,856,825)	(3,015,722)
Net increase (decrease) in net assets from capital transactions	(17,080,055)	(79,310,742)	(21,306,768)	(28,397,596)
Net increase (decrease) in net assets	15,879,138	(64,298,522)	(8,309,285)	(25,313,868)
NET ASSETS:
Beginning of the year	600,093,310	664,391,832	187,000,820	212,314,688
End of the year	$ 615,972,448	$600,093,310	$178,691,535	$187,000,820
SHARES TRANSACTIONS
Shares sold - Class A	2,764,804	1,939,030	696,395	739,255
Shares issued from reinvestment of distributions - Class A	4,065,322	1,204,504	466,202	618,186
Shares redeemed - Class A	(6,879,285)	(8,038,905)	(2,629,865)	(3,431,366)
Shares sold - Class C	241,525	308,361	47,088	73,595
Shares issued from reinvestment of distributions - Class C	169,493	105,454	7,388	40,813
Shares redeemed - Class C	(1,890,788)	(1,786,143)	(558,573)	(606,974)
Shares sold - Class I-2	493,313	294,805	162,903	124,216
Shares issued from reinvestment of distributions - Class I-2	92,178	26,386	9,230	11,021
Shares redeemed - Class I-2	(422,059)	(495,473)	(163,411)	(282,973)
Total increase (decrease) in shares outstanding	(1,365,497)	(6,441,981)	(1,962,643)	(2,714,227)

The accompanying notes are an integral part of these financial statements.

101

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Portfolio Optimization Moderate Fund		Aristotle Short Duration Income Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$11,400,157	$13,655,903	$43,556,726	$42,424,113
Net realized gain (loss)	37,865,597	54,820,063	3,013,346	(584,288)
Net change in unrealized appreciation (depreciation)	31,290,651	(33,305,636)	(4,205,070)	8,628,566
Net increase (decrease) in net assets from operations	80,556,405	35,170,330	42,365,002	50,468,391
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(44,224,129)	(18,352,441)	(3,579,283)	(4,301,378)
From earnings - Class C	(1,346,704)	(1,378,269)	(738,901)	(937,739)
From earnings - Class H	—	—	(155)	—
From earnings - Class I	—	—	(16,111,731)	(14,665,974)
From earnings - Class I-2	(1,590,151)	(570,951)	(23,206,425)	(22,946,477)
Total distributions to shareholders	(47,160,984)	(20,301,661)	(43,636,495)	(42,851,568)
CAPITAL TRANSACTIONS:
Shares sold - Class A	28,452,245	21,302,705	16,015,818	18,814,447
Shares issued from reinvestment of distributions - Class A	43,915,763	18,200,107	3,400,169	3,939,313
Shares redeemed - Class A	(102,679,074)	(123,072,757)	(26,422,896)	(27,323,840)
Shares sold - Class C	3,229,523	3,371,779	6,092,298	6,471,213
Shares issued from reinvestment of distributions - Class C	1,342,792	1,370,788	718,522	926,540
Shares redeemed - Class C	(24,530,092)	(21,247,244)	(9,242,703)	(11,999,251)
Shares sold - Class H	—	—	12,000	—
Shares issued from reinvestment of distributions - Class H	—	—	155	—
Shares redeemed - Class H	—	—	(2,002)	—
Shares sold - Class I	—	—	173,361,118	129,366,290
Shares issued from reinvestment of distributions - Class I	—	—	16,109,950	14,664,427
Shares redeemed - Class I	—	—	(124,974,762)	(221,804,142)
Shares sold - Class I-2	11,410,129	10,342,230	256,701,921	212,351,003
Shares issued from reinvestment of distributions - Class I-2	1,558,034	558,756	22,216,067	22,174,871
Shares redeemed - Class I-2	(12,916,518)	(13,980,247)	(238,352,027)	(220,064,071)
Net increase (decrease) in net assets from capital transactions	(50,217,198)	(103,153,883)	95,633,628	(72,483,200)
Net increase (decrease) in net assets	(16,821,777)	(88,285,214)	94,362,135	(64,866,377)
NET ASSETS:
Beginning of the year	657,781,286	746,066,500	905,079,417	969,945,794
End of the year	$640,959,509	$657,781,286	$999,441,552	$905,079,417

The accompanying notes are an integral part of these financial statements.

102

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Portfolio Optimization Moderate Fund		Aristotle Short Duration Income Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
SHARES TRANSACTIONS
Shares sold - Class A	2,381,901	1,846,384	1,559,036	1,843,717
Shares issued from reinvestment of distributions - Class A	3,536,603	1,568,974	331,158	386,994
Shares redeemed - Class A	(8,366,152)	(10,587,128)	(2,572,299)	(2,677,986)
Shares sold - Class C	274,220	305,120	595,713	636,571
Shares issued from reinvestment of distributions - Class C	113,239	124,391	70,175	91,294
Shares redeemed - Class C	(2,174,450)	(1,937,041)	(901,682)	(1,181,067)
Shares sold - Class H	—	—	1,200	—
Shares issued from reinvestment of distributions - Class H	—	—	16	—
Shares redeemed - Class H	—	—	(200)	—
Shares sold - Class I	—	—	16,928,676	12,689,830
Shares issued from reinvestment of distributions - Class I	—	—	1,570,951	1,442,797
Shares redeemed - Class I	—	—	(12,192,508)	(21,875,938)
Shares sold - Class I-2	911,518	868,528	24,964,920	20,799,695
Shares issued from reinvestment of distributions - Class I-2	123,742	47,473	2,162,006	2,177,265
Shares redeemed - Class I-2	(1,044,932)	(1,177,212)	(23,162,941)	(21,577,977)
Total increase (decrease) in shares outstanding	(4,244,311)	(8,940,511)	9,354,221	(7,244,805)

The accompanying notes are an integral part of these financial statements.

103

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Small Cap Equity Fund		Aristotle Small/Mid Cap Equity Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$491,295	$535,587	$69,247	$45,812
Net realized gain (loss)	16,013,867	5,556,985	3,722,732	4,932,048
Net change in unrealized appreciation (depreciation)	(2,009,991)	(7,102,940)	(375,150)	(4,474,437)
Net increase (decrease) in net assets from operations	14,495,171	(1,010,368)	3,416,829	503,423
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(258,095)	(50,067)	(1,942,558)	(919,404)
From earnings - Class C	(32,891)	(6,618)	(203,935)	(130,885)
From earnings - Class I	(5,019)	(149)	(104,764)	(52,017)
From earnings - Class I-2	(8,445,667)	(2,043,585)	(2,036,097)	(2,294,027)
From earnings - Class R6	(9,380)	(12,116)	—	—
Total distributions to shareholders	(8,751,052)	(2,112,535)	(4,287,354)	(3,396,333)
CAPITAL TRANSACTIONS:
Shares sold - Class A	1,420,369	1,184,754	723,977	1,455,907
Shares issued from reinvestment of distributions - Class A	257,727	50,035	1,937,353	917,049
Shares redeemed - Class A	(462,979)	(885,330)	(1,921,941)	(4,356,218)
Shares sold - Class C	108,742	87,161	143,675	146,723
Shares issued from reinvestment of distributions - Class C	32,892	6,618	203,935	130,653
Shares redeemed - Class C	(128,626)	(457,092)	(499,376)	(1,623,171)
Shares sold - Class I	19,928	44,520	82,038	131,357
Shares issued from reinvestment of distributions - Class I	5,018	149	104,764	52,017
Shares redeemed - Class I	—	—	(225,528)	(247,424)
Shares sold - Class I-2	6,258,223	14,646,336	851,940	2,383,512
Shares issued from reinvestment of distributions - Class I-2	8,188,757	1,993,870	2,010,134	2,232,085
Shares redeemed - Class I-2	(56,773,415)	(75,675,356)	(15,209,348)	(11,884,990)
Shares issued from reinvestment of distributions - Class R6	9,380	12,116	—	—
Shares redeemed - Class R6	—	(1,096,944)	—	—
Net increase (decrease) in net assets from capital transactions	(41,063,984)	(60,089,163)	(11,798,377)	(10,662,500)
Net increase (decrease) in net assets	(35,319,865)	(63,212,066)	(12,668,902)	(13,555,410)
NET ASSETS:
Beginning of the year	149,826,774	213,038,840	34,521,593	48,077,003
End of the year	$114,506,909	$149,826,774	$21,852,691	$34,521,593

The accompanying notes are an integral part of these financial statements.

104

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Small Cap Equity Fund		Aristotle Small/Mid Cap Equity Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
SHARES TRANSACTIONS
Shares sold - Class A	98,461	80,288	112,695	202,659
Shares issued from reinvestment of distributions - Class A	18,365	3,251	335,172	125,420
Shares redeemed - Class A	(32,416)	(63,048)	(302,190)	(612,155)
Shares sold - Class C	8,178	6,166	24,922	23,494
Shares issued from reinvestment of distributions - Class C	2,494	448	40,706	20,479
Shares redeemed - Class C	(9,707)	(33,315)	(90,230)	(258,382)
Shares sold - Class I	1,386	3,058	10,447	15,264
Shares issued from reinvestment of distributions - Class I	340	9	15,315	6,024
Shares redeemed - Class I	—	—	(30,108)	(28,908)
Shares sold - Class I-2	421,900	960,352	128,003	326,896
Shares issued from reinvestment of distributions - Class I-2	554,172	123,509	336,701	296,299
Shares redeemed - Class I-2	(3,789,407)	(4,808,563)	(2,200,276)	(1,635,384)
Shares issued from reinvestment of distributions - Class R6	673	792	—	—
Shares redeemed - Class R6	—	(74,040)	—	—
Total increase (decrease) in shares outstanding	(2,725,561)	(3,801,093)	(1,618,843)	(1,518,294)

The accompanying notes are an integral part of these financial statements.

105

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Strategic Income Fund		Aristotle Ultra Short Income Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$220,394,611	$192,104,369	$1,425,646	$2,188,822
Net realized gain (loss)	(340,801)	(15,436,364)	94,639	147,512
Net change in unrealized appreciation (depreciation)	(989,098)	(10,163,914)	(54,631)	45,443
Net increase (decrease) in net assets from operations	219,064,712	166,504,091	1,465,654	2,381,777
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(10,550,690)	(10,094,895)	(30,883)	(26,191)
From earnings - Class C	(5,206,139)	(5,239,923)	—	—
From earnings - Class H	(204)	—	(140)	—
From earnings - Class I	(33,239,010)	(27,929,482)	(248,409)	(783,954)
From earnings - Class I-2	(171,439,612)	(149,882,433)	(1,284,702)	(1,332,269)
Total distributions to shareholders	(220,435,655)	(193,146,733)	(1,564,134)	(2,142,414)
CAPITAL TRANSACTIONS:
Shares sold - Class A	52,704,802	97,237,549	730,749	477,808
Shares issued from reinvestment of distributions - Class A	9,292,930	8,758,006	30,060	26,162
Shares redeemed - Class A	(64,853,667)	(56,467,843)	(686,987)	(261,909)
Shares sold - Class C	30,145,941	43,698,132	—	—
Shares issued from reinvestment of distributions - Class C	4,987,306	4,969,848	—	—
Shares redeemed - Class C	(28,447,762)	(23,803,047)	—	—
Shares sold - Class H	12,000	—	12,000	—
Shares issued from reinvestment of distributions - Class H	204	—	138	—
Shares redeemed - Class H	(2,000)	—	(1,998)	—
Shares sold - Class I	271,474,141	296,793,283	2,048,189	4,760,751
Shares issued from reinvestment of distributions - Class I	32,902,799	27,716,002	244,826	783,954
Shares redeemed - Class I	(209,839,801)	(126,285,028)	(15,306,935)	(4,567,380)
Shares sold - Class I-2	1,164,686,276	1,420,558,836	28,350,553	13,653,404
Shares issued from reinvestment of distributions - Class I-2	147,788,103	130,675,488	1,281,073	1,329,683
Shares redeemed - Class I-2	(983,760,125)	(678,638,203)	(21,866,201)	(16,611,861)
Net increase (decrease) in net assets from capital transactions	427,091,147	1,145,213,023	(5,164,533)	(409,388)
Net increase (decrease) in net assets	425,720,204	1,118,570,381	(5,263,013)	(170,025)
NET ASSETS:
Beginning of the year	3,791,942,005	2,673,371,624	47,710,925	47,880,950
End of the year	$ 4,217,662,209	$3,791,942,005	$42,447,912	$47,710,925

The accompanying notes are an integral part of these financial statements.

106

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Strategic Income Fund		Aristotle Ultra Short Income Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
SHARES TRANSACTIONS
Shares sold - Class A	4,970,716	9,229,283	72,128	47,265
Shares issued from reinvestment of distributions - Class A	878,666	834,173	2,960	2,591
Shares redeemed - Class A	(6,122,688)	(5,360,882)	(67,548)	(25,917)
Shares sold - Class C	2,853,671	4,164,406	—	—
Shares issued from reinvestment of distributions - Class C	473,582	475,228	—	—
Shares redeemed - Class C	(2,701,319)	(2,272,575)	—	—
Shares sold - Class H	1,199	—	1,200	—
Shares issued from reinvestment of distributions - Class H	21	—	14	—
Shares redeemed - Class H	(199)	—	(200)	—
Shares sold - Class I	25,729,319	28,361,968	204,893	477,587
Shares issued from reinvestment of distributions - Class I	3,134,439	2,658,143	24,494	78,708
Shares redeemed - Class I	(19,919,496)	(12,098,925)	(1,534,170)	(457,936)
Shares sold - Class I-2	109,955,559	134,788,865	2,835,653	1,369,987
Shares issued from reinvestment of distributions - Class I-2	13,965,502	12,441,623	128,104	133,515
Shares redeemed - Class I-2	(93,112,394)	(64,447,323)	(2,190,369)	(1,668,834)
Total increase (decrease) in shares outstanding	40,106,578	108,773,984	(522,841)	(43,034)

The accompanying notes are an integral part of these financial statements.

107

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Value Equity Fund		Aristotle/Saul Global Equity Fund(a)
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$7,128,268	$9,135,134	$376,209	$616,314
Net realized gain (loss)	49,529,259	30,745,416	3,384,672	10,255,776
Net change in unrealized appreciation (depreciation)	(13,925,199)	(33,154,832)	806,029	(11,006,039)
Net increase (decrease) in net assets from operations	42,732,328	6,725,718	4,566,910	(133,949)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(27,119)	(8,260)	—	(3,053)
From earnings - Class I	(64,424)	(1,956)	—	(3,071)
From earnings - Class I-2	(53,741,336)	(21,166,499)	(3,738,521)	(10,058,163)
From earnings - Class R6	(1,249)	(366)	—	—
Total distributions to shareholders	(53,834,128)	(21,177,081)	(3,738,521)	(10,064,287)
CAPITAL TRANSACTIONS:
Shares sold - Class A	206,560	112,794	436	938
Shares issued from reinvestment of distributions - Class A	27,120	8,260	—	3,053
Shares redeemed - Class A	(61,780)	(886)	(12,178)	(255)
Shares sold - Class I	600,218	—	—	—
Shares issued from reinvestment of distributions - Class I	64,424	579	—	3,071
Shares redeemed - Class I	(182,368)	—	(11,537)	—
Shares sold - Class I-2	76,766,278	104,311,670	632,941	1,335,711
Shares issued from reinvestment of distributions - Class I-2	51,911,804	20,602,741	3,679,256	9,832,863
Shares redeemed - Class I-2	(211,993,968)	(244,553,137)	(7,461,917)	(31,577,677)
Shares sold - Class R6	12,916,936	—	—	—
Shares issued from reinvestment of distributions - Class R6	1,249	366	—	—
Shares redeemed - Class R6	(104,496)	—	—	—
Net increase (decrease) in net assets from capital transactions	(69,848,023)	(119,517,613)	(3,172,999)	(20,402,296)
Net increase (decrease) in net assets	(80,949,823)	(133,968,976)	(2,344,610)	(30,600,532)
NET ASSETS:
Beginning of the year	562,116,132	696,085,108	31,070,164	61,670,696
End of the year	$481,166,309	$562,116,132	$28,725,554	$31,070,164

The accompanying notes are an integral part of these financial statements.

108

Aristotle Funds Series Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Aristotle Value Equity Fund		Aristotle/Saul Global Equity Fund(a)
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
SHARES TRANSACTIONS
Shares sold - Class A	20,657	10,370	39	68
Shares issued from reinvestment of distributions - Class A	2,665	784	—	262
Shares redeemed - Class A	(5,794)	(86)	(1,021)	(19)
Shares sold - Class I	55,206	—	—	—
Shares issued from reinvestment of distributions - Class I	6,459	56	—	263
Shares redeemed - Class I	(17,735)	—	(963)	—
Shares sold - Class I-2	3,507,147	4,772,272	52,361	97,703
Shares issued from reinvestment of distributions - Class I-2	2,435,837	935,369	317,037	842,857
Shares redeemed - Class I-2	(9,690,446)	(11,177,791)	(636,806)	(2,136,010)
Shares sold - Class R6	585,372	—	—	—
Shares issued from reinvestment of distributions - Class R6	59	17	—	—
Shares redeemed - Class R6	(5,055)	—	—	—
Total increase (decrease) in shares outstanding	(3,105,628)	(5,459,009)	(269,353)	(1,194,876)

(a)	Classes A and I of Aristotle/Saul Global Equity Fund ceased operations on June 30, 2025.
The accompanying notes are an integral part of these financial statements.

109

ARISTOTLE CORE BOND FUND
FINANCIAL HIGHLIGHTS
CLASS H

December 5, 2025(a) through March 31, 2026
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized gain (loss) on investments(c)	(0.12)
Total from investment operations	0.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)
Total distributions	(0.13)
Net asset value, end of period	$9.89
Total return(d)(e)	0.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.48%
After expense reimbursement/recoupment(f)	0.48%
Ratio of net investment income (loss) to average net assets(f)	4.44%
Portfolio turnover rate(d)	142%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

110

ARISTOTLE CORE BOND FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$8.71	$8.59	$8.59	$9.17	$9.70
INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.30	0.27	0.20	0.10
Net realized and unrealized gain (loss) on investments(b)	0.01	0.12	(0.00)(c)	(0.58)	(0.52)
Total from investment operations	0.40	0.42	0.27	(0.38)	(0.42)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.30)	(0.27)	(0.20)	(0.11)
Total distributions	(0.38)	(0.30)	(0.27)	(0.20)	(0.11)
Net asset value, end of year	$8.73	$8.71	$8.59	$8.59	$9.17
Total return(d)	4.63%	4.94%	3.23%	−4.12%	−4.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$257,302	$26,482	$17,838	$15,172	$14,534
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.47%	0.48%	0.50%	0.88%	1.01%
After expense reimbursement/recoupment	0.47%(e)	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	4.43%	3.45%	3.22%	2.30%	1.06%
Portfolio turnover rate	142%	76%	32%	42%	51%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Effective December 29, 2025, the total limit on annual operation expenses was reduced from 0.48% to 0.44%.
(f)	For period prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
The accompanying notes are an integral part of these financial statements.

111

ARISTOTLE CORE BOND FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$8.71	$8.59	$8.59	$9.17	$9.70
INVESTMENT OPERATIONS:
Net investment income(b)	0.38	0.30	0.27	0.20	0.10
Net realized and unrealized gain (loss) on investments(c)	—	0.12	(0.00)(c)	(0.58)	(0.52)
Total from investment operations	0.38	0.42	0.27	(0.38)	(0.42)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.30)	(0.27)	(0.20)	(0.11)
Total distributions	(0.38)	(0.30)	(0.27)	(0.20)	(0.11)
Net asset value, end of year	$8.71	$8.71	$8.59	$8.59	$9.17
Total return	4.39%	4.93%	3.23%	−4.12%	−4.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$12,733	$12,641	$11,506	$11,144	$11,626
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.48%	0.48%	0.50%	0.88%	1.01%
After expense reimbursement/recoupment	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	4.36%	3.46%	3.21%	2.30%	1.06%
Portfolio turnover rate	142%	76%	32%	42%	51%

(a)	Advisor Class shares of the Fund’s predecessor fund, Pacific Funds ESG Core Bond, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	For period prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds ESG Core Bond.
The accompanying notes are an integral part of these financial statements.

112

ARISTOTLE CORE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,		Period Ended March 31, 2024(i)	October 25, 2023(a) through December 31, 2023
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$13.08	$12.67	$11.33	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	0.00(c)	0.00(c)	0.01
Net realized and unrealized gain (loss) on investments(d)	2.68	0.77	1.34	1.39
Total from investment operations	2.67	0.77	1.34	1.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.07)	—	(0.07)
Net realized gains	(0.67)	(0.29)	—	—
Total distributions	(0.68)	(0.36)	—	(0.07)
Net asset value, end of period	$15.07	$13.08	$12.67	$11.33
Total return(e)(f)	20.17%	5.82%	11.83%	14.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,929	$1,002	$52	$47
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.90%	0.90%	0.90%	0.91%
After expense reimbursement/recoupment(g)	0.90%(h)	0.90%	0.90%	0.91%
Ratio of net investment income (loss) to average net assets(g)	(0.07)%	0.03%	0.07%	0.70%
Portfolio turnover rate(e)	16%	26%	3%	18%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

113

ARISTOTLE CORE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended March 31,		Period Ended March 31, 2024(h)	October 23, 2023(a) through December 31, 2023
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$13.41	$12.95	$11.58	$10.12
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	0.03	0.01	0.02
Net realized and unrealized gain (loss) on investments(c)	2.75	0.78	1.36	1.48
Total from investment operations	2.78	0.81	1.37	1.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.05)	—	(0.04)
Net realized gains	(0.68)	(0.30)	—	—
Total distributions	(0.72)	(0.35)	—	(0.04)
Net asset value, end of period	$15.47	$13.41	$12.95	$11.58
Total return(d)(e)	20.53%	6.03%	11.83%	14.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$320,454	$299,890	$226,581	$221,283
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.65%	0.65%	0.65%	0.66%
After expense reimbursement/recoupment(f)	0.65%(g)	0.65%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets(f)	0.17%	0.25%	0.31%	0.85%
Portfolio turnover rate(d)	16%	26%	3%	18%

(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(h)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

114

ARISTOTLE CORE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,		Period Ended March 31, 2024(i)	Year Ended December 31,
	2026	2025		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$23.98	$23.10	$20.64	$16.89	$21.87	$17.86
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.06	0.02	0.11	0.09	0.07
Net realized and unrealized gain (loss) on investments(c)	4.91	1.38	2.44	3.80	(4.93)	4.28
Total from investment operations	4.96	1.44	2.46	3.91	(4.84)	4.35
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.03)	—	(0.16)	(0.08)	(0.06)
Net realized gains	(1.22)	(0.53)	—	—	(0.06)	0.28
Total distributions	(1.24)	(0.56)	—	(0.16)	(0.14)	(0.34)
Redemption fee per share	—	—	—	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of year	$27.70	$23.98	$23.10	$20.64	$16.89	$21.87
Total return(e)(f)	20.47%	6.02%	11.92%	23.21%	−22.15%	24.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$196,069	$190,759	$185,090	$175,473	$167,455	$178,513
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(g)	0.65%	0.65%	0.65%	0.76%	0.79%	0.79%
After expense reimbursement/ recoupment(g)	0.65%(h)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(g)	0.17%	0.23%	0.32%	0.62%	0.51%	0.33%
Portfolio turnover rate(e)	16%	26%	3%	18%	18%	8%

(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Core Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

115

ARISTOTLE CORE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,
	2026	2025	2024(d)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.63	$9.64	$9.68	$10.41	$11.18
INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.44	0.42	0.31	0.20
Net realized and unrealized gain (loss) on investments(b)	(0.01)	(0.01)	(0.06)	(0.72)	(0.52)
Total from investment operations	0.41	0.43	0.36	(0.41)	(0.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.44)	(0.40)	(0.32)	(0.21)
Net realized gains	—	—	—	—	(0.24)
Total distributions	(0.43)	(0.44)	(0.40)	(0.32)	(0.45)
Net asset value, end of year	$9.61	$9.63	$9.64	$9.68	$10.41
Total return(c)	4.26%	4.59%	3.87%	−3.90%	−3.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$134,673	$124,241	$105,474	$99,406	$127,727
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.85%	0.85%	0.86%	0.97%	0.97%
After expense reimbursement/recoupment	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	4.36%	4.57%	4.40%	3.25%	1.83%
Portfolio turnover rate	76%	73%	37%	118%	82%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	For period prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

116

ARISTOTLE CORE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,
	2026	2025	2024(d)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.63	$9.64	$9.68	$10.41	$11.18
INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.37	0.35	0.24	0.12
Net realized and unrealized gain (loss) on investments(b)	(0.03)	(0.01)	(0.05)	(0.73)	(0.53)
Total from investment operations	0.32	0.36	0.30	(0.49)	(0.41)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.37)	(0.34)	(0.24)	(0.12)
Net realized gains	—	—	—	—	(0.24)
Total distributions	(0.35)	(0.37)	9.64	9.68	10.41
Net asset value, end of year	$9.60	$9.63	$9.64	$9.68	$10.41
Total return(c)	3.37%	3.83%	3.19%	−4.63%	−3.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$51,474	$51,101	$33,140	$23,038	$35,731
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.60%	1.60%	1.61%	1.72%	1.72%
After expense reimbursement/recoupment	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	3.61%	3.83%	3.66%	2.50%	1.08%
Portfolio turnover rate	76%	73%	37%	118%	82%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	For period prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

117

ARISTOTLE CORE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS H

December 5, 2025(a) through March 31, 2026
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.15
Net realized and unrealized gain (loss) on investments(c)	(0.17)
Total from investment operations	(0.02)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Total distributions	(0.16)
Net asset value, end of period	$9.82
Total return(d)(e)	−0.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.46%
After expense reimbursement/recoupment(f)	0.46%
Ratio of net investment income (loss) to average net assets(f)	4.71%
Portfolio turnover rate(e)	76%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

118

ARISTOTLE CORE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I(a)

	Year Ended March 31,
	2026	2025	2024(e)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.64	$9.65	$9.69	$10.42	$11.19
INVESTMENT OPERATIONS:
Net investment income(b)	0.46	0.48	0.45	0.34	0.24
Net realized and unrealized gain (loss) on investments(c)	(0.01)	(0.01)	(0.06)	(0.72)	(0.53)
Total from investment operations	0.45	0.47	0.39	(0.38)	(0.29)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.48)	(0.43)	(0.35)	(0.24)
Net realized gains	—	—	—	—	(0.24)
Total distributions	(0.47)	(0.48)	(0.43)	(0.35)	(0.48)
Net asset value, end of year	$9.62	$9.64	$9.65	$9.69	$10.42
Total return(d)	4.67%	5.00%	4.15%	−3.60%	−2.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$697,932	$820,917	$632,073	$116,338	$118,420
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.45%	0.45%	0.56%	0.72%	0.72%
After expense reimbursement/recoupment	0.45%	0.45%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	4.76%	4.98%	4.73%	3.55%	2.13%
Portfolio turnover rate	76%	73%	37%	118%	82%

(a)	On April 17, 2023 the Pacific Funds Core Income Class P shares were merged into Aristotle Core Income Fund - Class I shares.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

119

ARISTOTLE CORE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(e)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.66	$9.67	$9.70	$10.43	$11.21
INVESTMENT OPERATIONS:
Net investment income(b)	0.45	0.47	0.45	0.34	0.24
Net realized and unrealized gain (loss) on investments(c)	(0.01)	(0.01)	(0.05)	(0.72)	(0.54)
Total from investment operations	0.44	0.46	0.40	(0.38)	(0.30)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.47)	(0.43)	(0.35)	(0.24)
Net realized gains	—	—	—	—	(0.24)
Total distributions	(0.46)	(0.47)	(0.43)	(0.35)	(0.48)
Net asset value, end of year	$9.64	$9.66	$9.67	$9.70	$10.43
Total return(d)	4.56%	4.89%	4.27%	−3.60%	−2.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,228,793	$2,165,870	$1,554,233	$600,431	$625,283
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.55%	0.55%	0.56%	0.72%	0.72%
After expense reimbursement/recoupment	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	4.66%	4.88%	4.75%	3.55%	2.13%
Portfolio turnover rate	76%	73%	37%	118%	82%

(a)	Advisor class shares of Pacific Funds Core Income, the predecessor fund of Aristotle Core Income Fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Core Income.
The accompanying notes are an integral part of these financial statements.

120

ARISTOTLE FLOATING RATE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,
	2026	2025	2024(e)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.35	$9.56	$9.28	$9.66	$9.72
INVESTMENT OPERATIONS:
Net investment income(a)	0.64	0.73	0.83	0.59	0.35
Net realized and unrealized gain (loss) on investments(b)	(0.16)	(0.21)	0.28	(0.38)	(0.06)
Total from investment operations	0.48	0.52	1.11	0.21	0.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.64)	(0.73)	(0.83)	(0.59)	(0.35)
Total distributions	(0.64)	(0.73)	(0.83)	(0.59)	(0.35)
Net asset value, end of year	$9.19	$9.35	$9.56	$9.28	$9.66
Total return(c)	5.25%	5.57%	12.50%	2.50%	2.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$225,450	$269,790	$265,404	$265,188	$280,827
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.03%	1.02%	1.04%	1.13%	1.13%
After expense reimbursement/recoupment(d)	1.03%	1.02%	1.03%	0.98%	1.00%
Ratio of line of credit commitment expense to average net assets(d)	0.02%	0.02%	0.02%	0.02%	—%
Ratio of operational expenses to average net assets excluding line of credit commitment expense(d)	1.01%	1.00%	1.01%	0.96%	1.00%
Ratio of net investment income (loss) to average net assets(d)	6.81%	7.66%	8.84%	6.35%	3.56%
Portfolio turnover rate	170%	122%	130%	66%	90%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

121

ARISTOTLE FLOATING RATE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,
	2026	2025	2024(e)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.34	$9.55	$9.27	$9.64	$9.71
INVESTMENT OPERATIONS:
Net investment income(a)	0.57	0.65	0.76	0.52	0.28
Net realized and unrealized gain (loss) on investments(b)	(0.16)	(0.20)	0.28	(0.37)	(0.07)
Total from investment operations	0.41	0.45	1.04	0.15	0.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.57)	(0.65)	(0.76)	(0.52)	(0.28)
Total distributions	(0.57)	(0.65)	(0.76)	(0.52)	(0.28)
Net asset value, end of year	$9.18	$9.34	$9.55	$9.27	$9.64
Total return	4.47%	4.78%	11.67%	1.75%	2.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$100,307	$123,841	$117,483	$109,877	$109,161
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	1.78%	1.77%	1.79%	1.88%	1.88%
After expense reimbursement/recoupment(d)	1.78%	1.77%	1.78%	1.71%	1.70%
Ratio of line of credit commitment expense to average net assets(d)	0.02%	0.02%	0.02%	0.02%	—%
Ratio of operational expenses to average net assets excluding line of credit commitment expense(d)	1.76%	1.75%	1.76%	1.69%	1.70%
Ratio of net investment income (loss) to average net assets(d)	6.06%	6.91%	8.09%	5.61%	2.86%
Portfolio turnover rate	170%	122%	130%	66%	90%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

122

ARISTOTLE FLOATING RATE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I(a)

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.36	$9.57	$9.29	$9.67	$9.73
INVESTMENT OPERATIONS:
Net investment income(b)	0.67	0.76	0.86	0.62	0.38
Net realized and unrealized gain (loss) on investments(c)	(0.16)	(0.20)	0.29	(0.38)	(0.06)
Total from investment operations	0.51	0.56	1.15	0.24	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.67)	(0.77)	(0.87)	(0.62)	(0.38)
Total distributions	(0.67)	(0.77)	(0.87)	(0.62)	(0.38)
Net asset value, end of year	$9.20	$9.36	$9.57	$9.29	$9.67
Total return(d)	5.60%	5.91%	12.88%	2.69%	3.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,462,208	$1,837,802	$1,641,206	$1,486,461	$1,838,625
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.70%	0.69%	0.71%	0.88%	0.88%
After expense reimbursement/ recoupment(e)	0.70%	0.69%	0.70%	0.68%	0.70%
Ratio of line of credit commitment expense to average net assets(e)	0.02%	0.02%	0.02%	0.02%	—%
Ratio of operational expenses to average net assets excluding line of credit commitment expense(c)	0.68%	0.67%	0.68%	0.66%	0.70%
Ratio of net investment income (loss) to average net assets(e)	7.14%	7.97%	9.15%	6.65%	3.86%
Portfolio turnover rate	170%	122%	130%	66%	90%

(a)	On April 17, 2023 Pacific Funds Floating Rate Income Class P shares were merged into the Fund’s Class I shares.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

123

ARISTOTLE FLOATING RATE INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.38	$9.59	$9.31	$9.69	$9.75
INVESTMENT OPERATIONS:
Net investment income(b)	0.66	0.75	0.86	0.61	0.37
Net realized and unrealized gain (loss) on investments(c)	(0.14)	(0.20)	0.28	(0.37)	(0.06)
Total from investment operations	0.52	0.55	1.14	0.24	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.67)	(0.76)	(0.86)	(0.62)	(0.37)
Total distributions	(0.67)	(0.76)	(0.86)	(0.62)	(0.37)
Net asset value, end of year	$9.23	$9.38	$9.59	$9.31	$9.69
Total return(d)	5.64%	5.83%	12.76%	2.66%	3.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,701,706	$2,052,844	$1,918,057	$1,840,333	$1,778,969
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(c)	0.78%	0.77%	0.79%	0.88%	0.88%
After expense reimbursement/ recoupment(c)	0.78%	0.77%	0.78%	0.73%	0.75%
Ratio of line of credit commitment expense to average net assets(c)	0.02%	0.02%	0.02%	0.02%	—%
Ratio of operational expenses to average net assets excluding line of credit commitment expense(c)	0.76%	0.75%	0.76%	0.71%	0.75%
Ratio of net investment income (loss) to average net assets(c)	7.05%	7.90%	9.07%	6.60%	3.81%
Portfolio turnover rate	170%	122%	130%	66%	90%

(a)	Advisor Class shares of Pacific Funds Floating Rate Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Floating Rate Income.
The accompanying notes are an integral part of these financial statements.

124

ARISTOTLE GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,		November 29, 2023(a) through March 31, 2024
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$8.76	$9.01	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	2.01	0.62	1.14
Total from investment operations	1.96	0.58	1.13
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.06)
Net realized gains	(2.23)	(0.83)	(2.06)
Total distributions	(2.23)	(0.83)	(2.12)
Net asset value, end of period	$8.49	$8.76	$9.01
Total return(c)(d)	19.94%	5.31%	14.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,269	$1,713	$261
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.95%	0.95%	0.96%
After expense reimbursement/recoupment(f)	0.95%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets(f)	(0.47)%	(0.41)%	(0.37)%
Portfolio turnover rate(d)	39%	35%	84%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

125

ARISTOTLE GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I(a)

	Year Ended March 31,
	2026	2025	2024(e)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$13.63	$14.04	$12.36	$29.12	$30.54
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)	(0.03)	(0.01)	0.01	(0.10)
Net realized and unrealized gain (loss) on investments(c)	3.12	0.91	3.76	(4.62)	3.07
Total from investment operations	3.09	0.88	3.75	(4.61)	2.97
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.01)	—	—
Net realized gains	(3.47)	(1.29)	(2.06)	(12.15)	(4.39)
Total distributions	(3.47)	(1.29)	(2.07)	(12.15)	(4.39)
Net asset value, end of year	$13.25	$13.63	$14.04	$12.36	$29.12
Total return(d)	20.31%	5.15%	32.55%	−13.10%	7.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$216,627	$231,890	$277,674	$146,168	$158,592
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.70%	0.70%	0.71%	0.86%	0.77%
After expense reimbursement/recoupment	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	(0.21)%	(0.20)%	(0.05)%	0.03%	(0.30)%
Portfolio turnover rate	39%	35%	84%	78%	10%

(a)	Prior to April 17, 2023, the financial and return information is of Class P shares of PF Growth Fund, which merged into Class I shares of the Fund on April 17, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, PF Growth Fund.
The accompanying notes are an integral part of these financial statements.

126

ARISTOTLE GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2

	Year Ended March 31,		January 16, 2024(a) through March 31, 2024
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$13.64	$14.04	$12.86
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.02)	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	3.11	0.91	1.18
Total from investment operations	3.09	0.89	1.18
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.47)	(1.29)	—
Total distributions	(3.47)	(1.29)	—
Net asset value, end of period	$13.26	$13.64	$14.04
Total return(e)(f)	20.30%	5.23%	9.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$598	$92	$11
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.70%	0.70%	0.71%
After expense reimbursement/recoupment(g)	0.70%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets(g)	(0.16)%	(0.15)%	(0.15)%
Portfolio turnover rate(e)	39%	35%	84%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

127

ARISTOTLE HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,
	2026	2025	2024(d)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.23	$9.36	$9.03	$9.85	$10.34
INVESTMENT OPERATIONS:
Net investment income(a)	0.59	0.61	0.59	0.49	0.47
Net realized and unrealized gain (loss) on investments(b)	(0.02)	(0.14)	0.32	(0.81)	(0.50)
Total from investment operations	0.57	0.47	0.91	(0.32)	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(0.60)	(0.58)	(0.50)	(0.46)
Total distributions	(0.58)	(0.60)	(0.58)	(0.50)	(0.46)
Net asset value, end of year	$9.22	$9.23	$9.36	$9.03	$9.85
Total return(c)	6.28%	5.14%	10.45%	−3.09%	−0.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$6,268	$6,006	$5,964	$6,141	$6,816
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.95%	0.95%	0.97%	1.16%	1.12%
After expense reimbursement/recoupment	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	6.31%	6.47%	6.47%	5.37%	4.53%
Portfolio turnover rate	72%	62%	74%	35%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

128

ARISTOTLE HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,
	2026	2025	2024(d)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.21	$9.34	$9.02	$9.83	$10.33
INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.54	0.52	0.42	0.40
Net realized and unrealized gain (loss) on investments(b)	(0.01)	(0.14)	0.32	(0.80)	(0.51)
Total from investment operations	0.51	0.40	0.84	(0.38)	(0.11)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(0.53)	(0.52)	(0.43)	(0.39)
Total distributions	(0.51)	(0.53)	(0.52)	(0.43)	(0.39)
Net asset value, end of year	$9.21	$9.21	$9.34	$9.02	$9.83
Total return(c)	5.61%	4.35%	9.57%	−3.81%	−1.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$405	$473	$660	$903	$1,291
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.70%	1.70%	1.72%	1.91%	1.87%
After expense reimbursement/recoupment	1.70%	1.70%	1.70%	1.68%	1.65%
Ratio of net investment income (loss) to average net assets	5.57%	5.72%	5.69%	4.64%	3.83%
Portfolio turnover rate	72%	62%	74%	35%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

129

Aristotle High Yield Bond Fund
FINANCIAL HIGHLIGHTS
CLASS I(a)

	Year Ended March 31,
	2026	2025	2024(e)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.10	$9.23	$8.91	$9.74	$10.24
INVESTMENT OPERATIONS:
Net investment income(b)	0.62	0.64	0.61	0.50	0.49
Net realized and unrealized gain (loss) on investments(b)	(0.02)	(0.13)	0.31	(0.80)	(0.50)
Total from investment operations	0.60	0.51	0.92	(0.30)	(0.01)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(0.64)	(0.60)	(0.53)	(0.49)
Total distributions	(0.62)	(0.64)	(0.60)	(0.53)	(0.49)
Net asset value, end of year	$9.08	$9.10	$9.23	$8.91	$9.74
Total return(d)	6.69%	5.64%	10.78%	−2.91%	−0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$79,715	$91,129	$60,689	$1,694	$86
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.55%	0.55%	0.66%	0.92%	0.87%
After expense reimbursement/recoupment	0.55%	0.55%	0.65%	0.65%	0.69%
Ratio of net investment income (loss) to average net assets	6.73%	6.89%	6.78%	5.67%	4.79%
Portfolio turnover rate	72%	62%	74%	35%	40%

(a)	On April 17, 2023 Pacific Funds High Income Class P shares were merged into the Fund’s Class I shares.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	For periods prior to April 17, 2023, the financial and return data is of Class I of the Fund’s predecessor fund, Pacific Funds High Rate Income.
The accompanying notes are an integral part of these financial statements.

130

ARISTOTLE HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.26	$9.38	$9.05	$9.87	$10.36
INVESTMENT OPERATIONS:
Net investment income(b)	0.62	0.64	0.62	0.51	0.50
Net realized and unrealized gain (loss) on investments(c)	(0.02)	(0.13)	0.31	(0.81)	(0.50)
Total from investment operations	0.60	0.51	0.93	(0.30)	0.00(d)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)	(0.63)	(0.60)	(0.52)	(0.49)
Total distributions	(0.61)	(0.63)	(0.60)	(0.52)	(0.49)
Net asset value, end of year	$9.25	$9.26	$9.38	$9.05	$9.87
Total return(e)	6.58%	5.55%	10.67%	−2.84%	−0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$23,609	$15,411	$11,112	$8,707	$6,741
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.65%	0.66%	0.72%	0.91%	0.87%
After expense reimbursement/recoupment	0.65%	0.65%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	6.62%	6.77%	6.74%	5.62%	4.78%
Portfolio turnover rate	72%	62%	74%	35%	40%

(a)	Advisor Class shares of Pacific Funds High Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds High Income.
The accompanying notes are an integral part of these financial statements.

131

ARISTOTLE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,		Period Ended March 31, 2024(i)	December 28, 2023(a) through December 31, 2023
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$10.65	$10.34	$10.00	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.05	0.01	—
Net realized and unrealized gain (loss) on investments(c)	1.34	0.50	0.33	—
Total from investment operations	1.49	0.55	0.34	—
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.24)	—	—
Net realized gains	(0.16)	—	—	—
Total distributions	(0.42)	(0.24)	—	—
Net asset value, end of period	$11.72	$10.65	$10.34	$10.00
Total return(d)(e)	13.86%	5.37%	3.40%	—%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,851	$1,390	$11	$1
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.04%	1.04%	1.03%	1.04%
After expense reimbursement/recoupment(f)	1.04%(g)	1.04%	1.03%	1.04%
Ratio of interest expense to average net assets(f)	—%	0.00%(h)	—%	—%
Ratio of tax reclaim service fees to average net assets(f)	0.01%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and tax reclaim service fees(f)	1.03%	1.04%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets(f)	1.27%	0.44%	0.54%	0.39%
Portfolio turnover rate(d)	17%	12%	3%	16%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	If securities litigation service fees and tax reclaim service fees had been excluded, the expense ratio would have been lowered by 0.01%.
(h)	Amount represents less than 0.005%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

132

ARISTOTLE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended March 31,		Period Ended March 31, 2024(i)	October 23, 2023(a) through December 31, 2023
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$11.48	$11.07	$10.71	$9.39
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.17	0.02	0.01
Net realized and unrealized gain (loss) on investments(c)	1.40	0.45	0.34	1.33
Total from investment operations	1.63	0.62	0.36	1.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.21)	—	(0.02)
Net realized gains	(0.17)	—	—	—
Total distributions	(0.44)	(0.21)	—	(0.02)
Net asset value, end of period	$12.67	$11.48	$11.07	$10.71
Total return(d)(e)	14.13%	5.69%	3.36%	14.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$95,589	$147,543	$188,136	$199,073
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.79%	0.79%	0.78%	0.79%
After expense reimbursement/recoupment(f)	0.79%(g)	0.78%	0.78%	0.79%
Ratio of interest expense to average net assets(f)	—%	0.00%(g)	—%	—%
Ratio of tax reclaim service fees to average net assets(f)	0.01%	—%	—%	—%
Ratio of operational expenses to average net assets excluding interest and tax reclaim service fees(f)	0.78%	0.78%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets(f)	1.84%	1.47%	0.69%	0.64%
Portfolio turnover rate(d)	17%	12%	3%	16%

(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	If securities litigation service fees and tax reclaim service fees had been excluded, the expense ratio would have been lowered by 0.01%.
(h)	Amount represents less than 0.005%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

133

ARISTOTLE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,		Period Ended March 31, 2024(j)	Year Ended December 31,
	2026	2025		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$14.19	$13.63	$13.17	$11.38	$14.56	$12.80
INVESTMENT OPERATIONS:
Net investment income(b)	0.25	0.20	0.02	0.17	0.15	0.13
Net realized and unrealized gain (loss) on investments(c)	1.77	0.56	0.44	1.83	(3.19)	1.88
Total from investment operations	2.02	0.76	0.46	2.00	(3.04)	2.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.20)	—	(0.21)	(0.14)	(0.11)
Net realized gains	(0.22)	—	—	—	—	(0.14)
Total distributions	(0.49)	(0.20)	—	(0.21)	(0.14)	(0.25)
Redemption fee per share	—	—	—	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of year	$15.72	$14.19	$13.63	$13.17	$11.38	$14.56
Total return(e)(f)	14.15%	5.65%	3.49%	17.73%	−20.91%	15.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$479,960	$406,256	$443,745	$420,596	$378,577	$391,477
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.79%	0.79%	0.78%	0.90%	0.94%	0.93%
After expense reimbursement/recoupment(g)	0.79%(h)	0.78%	0.78%	0.80%	0.80%	0.80%
Ratio of interest expense to average net assets(g)	—%	0.00%(i)	—%	—%	—%	—%
Ratio of tax reclaim service fees to average net assets(g)	0.01%	—%	—%	0.00%(i)	—%	—%
Ratio of operational reclaim service fees to average net assets excluding interest and tax reclaim service fees(g)	0.78%	0.78%	0.78%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets(g)	1.59%	1.45%	0.72%	1.37%	1.26%	0.91%
Portfolio turnover rate(e)	17%	12%	3%	16%	18%	10%

(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle International Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	If securities litigation service fees and tax reclaim service fees had been excluded, the expense ratio would have been lowered by 0.01%.
(i)	Amount represents less than 0.005%.
(j)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

134

ARISTOTLE PACIFIC EXCLUSIVE FUND
FINANCIAL HIGHLIGHTS
SERIES H

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.47
Net realized and unrealized gain (loss) on investments(c)	(0.21)
Total from investment operations	0.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)
Net realized gains	(0.00)(d)
Total distributions	(0.46)
Net asset value, end of period	$9.80
Total return(e)(f)	2.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,252
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.07%
After expense reimbursement/recoupment(g)	0.03%(h)
Ratio of net investment income (loss) to average net assets(g)	6.04%
Portfolio turnover rate(e)	33%

(a)	Inception date of the Fund was June 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	If bank loan transacation costs had been excluded, the expense ratio would have been lowered by 0.03%.
The accompanying notes are an integral part of these financial statements.

135

ARISTOTLE PACIFIC EXCLUSIVE FUND
FINANCIAL HIGHLIGHTS
SERIES I

Period Ended March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.39
Net realized and unrealized gain (loss) on investments(c)	(0.01)
Total from investment operations	0.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)
Total distributions	(0.39)
Net asset value, end of period	$9.99
Total return(d)(e)	3.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,552
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.03%
After expense reimbursement/recoupment(f)	0.00%
Ratio of net investment income (loss) to average net assets(f)	5.03%
Portfolio turnover rate(d)	44%

(a)	Inception date of the Fund was June 23, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

136

ARISTOTLE PORTFOLIO OPTIMIZATION AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$13.18	$12.86	$10.95	$16.37	$17.62
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.10	0.25	0.06	0.02
Net realized and unrealized gain (loss) on investments(b)	2.32	0.51	1.87	(1.74)	0.63
Total from investment operations	2.43	0.61	2.12	(1.68)	0.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.29)	(0.06)	—	(0.52)
Net realized gains	(0.93)	—	(0.15)	(3.74)	(1.38)
Total distributions	(1.14)	13.18	(0.21)	(3.74)	(1.90)
Net asset value, end of year	$14.47	$13.18	$12.86	$10.95	$16.37
Total return(c)	18.27%	4.66%	19.48%	−9.53%	2.80%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$247,833	$226,575	$241,995	$230,188	$270,691
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.70%	0.70%	0.70%	0.66%	0.65%
After expense reimbursement/recoupment	0.70%	0.70%	0.70%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.74%	0.75%	2.20%	0.46%	0.12%
Portfolio turnover rate	33%	69%	121%	29%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive-Growth.
The accompanying notes are an integral part of these financial statements.

137

ARISTOTLE PORTFOLIO OPTIMIZATION AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,
	2026	2025	2024(g)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$12.08	$11.87	$10.18	$15.62	$16.92
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.00)(b)	0.16	(0.04)	(0.11)
Net realized and unrealized gain (loss) on investments(c)	2.12	0.47	1.71	(1.66)	0.60
Total from investment operations	2.11	0.47	1.87	(1.70)	0.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.26)	(0.03)	—	(0.41)
Net realized gains	(0.85)	—	(0.15)	(3.74)	(1.38)
Total distributions	(0.87)	(0.26)	(0.18)	(3.74)	(1.79)
Net asset value, end of year	$13.32	$12.08	$11.87	$10.18	$15.62
Total return(d)	17.32%	3.89%	18.54%	−10.16%	2.04%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of year (in thousands)	$15,160	$19,049	$24,630	$26,893	$35,333
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.45%	0.15%	1.45%	1.41%	1.40%
After expense reimbursement/recoupment	1.45%(f)	1.45%	1.45%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	(0.06)%	(0.01)%	1.51%	(0.29)%	(0.63)%
Portfolio turnover rate	33%	69%	121%	29%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive-Growth.
The accompanying notes are an integral part of these financial statements.

138

ARISTOTLE PORTFOLIO OPTIMIZATION AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(g)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$13.40	$13.06	$11.09	$16.48	$17.72
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.14	0.30	0.09	0.07
Net realized and unrealized gain (loss) on investments(c)	2.37	0.50	1.88	(1.74)	0.62
Total from investment operations	2.52	0.64	2.18	(1.65)	0.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.30)	(0.06)	—	(0.55)
Net realized gains	(0.95)	—	(0.15)	(3.74)	(1.38)
Total distributions	(1.22)	(0.30)	(0.21)	(3.74)	(1.93)
Net asset value, end of year	$14.70	$13.40	$13.06	$11.09	$16.48
Total return(d)	18.60%	4.81%	19.84%	−9.25%	3.02%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of year (in thousands)	$9,126	$8,906	$9,014	$9,333	$10,940
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.45%	0.45%	0.45%	0.41%	0.40%
After expense reimbursement/recoupment	0.45%	0.45%	0.45%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	0.98%	1.02%	2.52%	0.71%	0.37%
Portfolio turnover rate	33%	69%	121%	29%	15%

(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Aggressive-Growth, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Portfolio Optimization Aggressive Growth.
The accompanying notes are an integral part of these financial statements.

139

ARISTOTLE PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.89	$9.82	$9.40	$10.77	$11.46
INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.33	0.34	0.27	0.18
Net realized and unrealized gain (loss) on investments(b)	0.45	0.16	0.41	(1.00)	(0.39)
Total from investment operations	0.79	0.49	0.75	(0.73)	(0.21)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.42)	(0.33)	(0.02)	(0.28)
Net realized gains	—	—	—	(0.62)	(0.20)
Total distributions	(0.40)	(0.42)	(0.33)	(0.64)	(0.48)
Net asset value, end of year	$10.28	$9.89	$9.82	$9.40	$10.77
Total return	7.92%	4.98%	8.01%	−6.71%	−2.13%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$106,773	$112,305	$124,966	$139,384	$174,061
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.70%	0.70%	0.71%	0.68%	0.67%
After expense reimbursement/recoupment	0.70%(e)	0.70%	0.70%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	3.26%	3.33%	3.52%	2.74%	1.53%
Portfolio turnover rate	56%	53%	127%	28%	20%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Conservative.
The accompanying notes are an integral part of these financial statements.

140

ARISTOTLE PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.39	$9.39	$9.05	$10.44	$11.14
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.25	0.26	0.19	0.09
Net realized and unrealized gain (loss) on investments(b)	0.43	0.14	0.38	(0.96)	(0.38)
Total from investment operations	0.67	0.39	0.64	(0.77)	(0.29)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.39)	(0.30)	—	(0.21)
Net realized gains	—	—	—	(0.62)	(0.20)
Total distributions	(0.23)	(0.39)	(0.30)	(0.62)	(0.41)
Net asset value, end of year	$9.83	$9.39	$9.39	$9.05	$10.44
Total return(c)	7.12%	4.15%	7.12%	−7.34%	−2.85%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$6,271	$11,166	$16,138	$24,031	$37,841
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.45%	1.45%	1.46%	1.43%	1.42%
After expense reimbursement/recoupment	1.45%(e)	1.45%	1.45%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	2.50%	2.58%	2.79%	1.99%	0.78%
Portfolio turnover rate	56%	53%	127%	28%	20%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Conservative.
The accompanying notes are an integral part of these financial statements.

141

ARISTOTLE PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(g)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.02	$9.93	$9.48	$10.84	$11.52
INVESTMENT OPERATIONS:
Net investment income(b)	0.37	0.36	0.36	0.29	0.21
Net realized and unrealized gain (loss) on investments(c)	0.44	0.15	0.42	(1.00)	(0.39)
Total from investment operations	0.81	0.51	0.78	(0.71)	(0.18)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.42)	(0.33)	(0.03)	(0.30)
Net realized gains	—	—	—	(0.62)	(0.20)
Total distributions	(0.43)	(0.42)	(0.33)	(0.65)	(0.50)
Net asset value, end of year	$10.40	$10.02	$9.93	$9.48	$10.84
Total return(d)	8.05%	5.20%	8.33%	−6.50%	−1.84%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of year (in thousands)	$4,888	$4,524	$4,857	$6,871	$13,647
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.45%	0.45%	0.46%	0.43%	0.42%
After expense reimbursement/recoupment	0.45%(f)	0.45%	0.45%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	3.54%	3.59%	3.77%	2.99%	1.78%
Portfolio turnover rate	56%	53%	127%	28%	20%

(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Conservative, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Conservative.
The accompanying notes are an integral part of these financial statements.

142

ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$12.18	$11.94	$10.36	$14.33	$15.50
INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.15	0.29	0.11	0.07
Net realized and unrealized gain (loss) on investments(b)	1.75	0.42	1.44	(1.47)	0.39
Total from investment operations	1.91	0.57	1.73	(1.36)	0.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.33)	(0.11)	—	(0.40)
Net realized gains	(0.95)	—	(0.04)	(2.61)	(1.23)
Total distributions	(1.26)	(0.33)	(0.15)	(2.61)	(1.63)
Net asset value, end of year	$12.83	$12.18	$11.94	$10.36	$14.33
Total return(c)	15.52%	4.74%	16.81%	−7.93%	2.22%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$574,887	$546,463	$594,004	$586,164	$712,010
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.70%	0.70%	0.70%	0.64%	0.64%
After expense reimbursement/recoupment	0.70%(e)	0.70%	0.70%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.24%	1.24%	2.64%	0.97%	0.46%
Portfolio turnover rate	41%	65%	126%	30%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

143

ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.42	$11.27	$9.84	$13.86	$15.06
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	0.06	0.20	0.03	(0.04)
Net realized and unrealized gain (loss) on investments(b)	1.63	0.40	1.36	(1.44)	0.38
Total from investment operations	1.69	0.46	1.56	(1.41)	0.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.31)	(0.09)	—	(0.31)
Net realized gains	(0.88)	—	(0.04)	(2.61)	(1.23)
Total distributions	(0.95)	(0.31)	(0.13)	(2.61)	(1.54)
Net asset value, end of year	$12.16	$11.42	$11.27	$9.84	$13.86
Total return(c)	14.65%	3.98%	15.92%	−9.63%	1.51%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$26,145	$41,451	$56,368	$64,896	$89,501
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.45%	1.45%	1.45%	1.39%	1.39%
After expense reimbursement/recoupment	1.45%	1.45%	1.45%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	0.44%	0.49%	1.97%	0.22%	(0.29)%
Portfolio turnover rate	41%	65%	126%	30%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

144

ARISTOTLE PORTFOLIO OPTIMIZATION GROWTH FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(g)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$12.39	$12.12	$10.49	$14.44	$15.60
INVESTMENT OPERATIONS:
Net investment income(b)	0.20	0.19	0.33	0.15	0.11
Net realized and unrealized gain (loss) on investments(c)	1.79	0.42	1.46	(1.49)	0.39
Total from investment operations	1.99	0.61	1.79	(1.34)	0.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.34)	(0.12)	—	(0.43)
Net realized gains	(0.97)	—	(0.04)	(2.61)	(1.23)
Total distributions	(1.34)	(0.34)	(0.16)	(2.61)	(1.66)
Net asset value, end of year	$13.04	$12.39	$12.12	$10.49	$14.44
Total return(d)	15.85%	4.97%	17.15%	−8.72%	2.46%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of year (in thousands)	$14,941	$12,179	$14,019	$15,875	$19,833
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.45%	0.45%	0.45%	0.39%	0.39%
After expense reimbursement/recoupment	0.45%(f)	0.45%	0.45%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	1.48%	1.49%	2.99%	1.22%	0.71%
Portfolio turnover rate	41%	65%	126%	30%	19%

(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Growth, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Growth.
The accompanying notes are an integral part of these financial statements.

145

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.32	$10.20	$9.47	$11.62	$12.52
INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.28	0.32	0.23	0.15
Net realized and unrealized gain (loss) on investments(b)	0.77	0.22	0.67	(1.14)	(0.20)
Total from investment operations	1.05	0.50	0.99	(0.91)	(0.05)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.38)	(0.26)	—	(0.29)
Net realized gains	—	—	—	(1.24)	(0.56)
Total distributions	(0.34)	(0.38)	(0.26)	(1.24)	(0.85)
Net asset value, end of year	$11.03	$10.32	$10.20	$9.47	$11.62
Total return(c)	10.13%	4.89%	10.58%	−7.59%	−0.83%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$169,868	$173,968	$193,061	$207,516	$262,457
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.70%	0.70%	0.70%	0.67%	0.65%
After expense reimbursement/recoupment	0.70%(e)	0.70%	0.70%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.58%	2.72%	3.27%	2.26%	1.14%
Portfolio turnover rate	56%	55%	123%	26%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Moderate Conservative.
The accompanying notes are an integral part of these financial statements.

146

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.77	$9.72	$9.08	$11.29	$12.20
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.20	0.23	0.15	0.05
Net realized and unrealized gain (loss) on investments(b)	0.73	0.20	0.65	(1.12)	(0.18)
Total from investment operations	0.92	0.40	0.88	(0.97)	(0.13)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.35)	(0.24)	—	(0.22)
Net realized gains	—	—	—	(1.24)	(0.56)
Total distributions	(0.14)	(0.35)	(0.24)	(1.24)	(0.78)
Net asset value, end of year	$10.55	$9.77	$9.72	$9.08	$11.29
Total return(c)	9.36%	4.12%	9.78%	−8.37%	−1.54%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$5,661	$10,169	$14,906	$19,045	$31,538
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.45%	1.45%	1.45%	1.42%	1.41%
After expense reimbursement/recoupment	1.45%(e)	1.45%	1.45%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	1.79%	1.96%	2.49%	1.51%	0.39%
Portfolio turnover rate	56%	55%	123%	26%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Moderate Conservative.
The accompanying notes are an integral part of these financial statements.

147

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE CONSERVATIVE FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(g)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.48	$10.33	$9.57	$11.70	$12.60
INVESTMENT OPERATIONS:
Net investment income(b)	0.32	0.31	0.35	0.26	0.18
Net realized and unrealized gain (loss) on investments(c)	0.79	0.22	0.68	(1.15)	(0.20)
Total from investment operations	1.11	0.53	1.03	(0.89)	(0.02)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.38)	(0.27)	—	(0.32)
Net realized gains	—	—	—	(1.24)	(0.56)
Total distributions	(0.37)	(0.38)	(0.27)	(1.24)	(0.88)
Net asset value, end of year	$11.22	$10.48	$10.33	$9.57	$11.70
Total return(d)	10.54%	5.15%	10.85%	−7.36%	−0.64%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of year (in thousands)	$3,163	$2,864	$4,348	$4,479	$6,710
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.45%	0.45%	0.45%	0.41%	0.40%
After expense reimbursement/recoupment	0.45%(f)	0.45%	0.45%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	2.83%	2.93%	3.54%	2.51%	1.39%
Portfolio turnover rate	56%	55%	123%	26%	19%

(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Moderate Conservative, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Moderate Conservative.
The accompanying notes are an integral part of these financial statements.

148

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.38	$11.19	$9.94	$13.33	$14.35
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.23	0.29	0.17	0.10
Net realized and unrealized gain (loss) on investments(b)	1.25	0.30	1.14	(1.38)	0.11
Total from investment operations	1.46	0.53	1.43	(1.21)	0.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.34)	(0.18)	—	(0.36)
Net realized gains	(0.46)	—	—	(2.18)	(0.87)
Total distributions	(0.90)	(0.34)	(0.18)	(2.18)	(1.23)
Net asset value, end of year	$11.94	$11.38	$11.19	$9.94	$13.33
Total return(c)	12.64%	4.71%	14.47%	−8.67%	0.92%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$597,481	$597,271	$667,295	$677,263	$845,027
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.70%	0.70%	0.70%	0.64%	0.63%
After expense reimbursement/recoupment	0.70%(e)	0.70%	0.70%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.71%	1.94%	2.80%	1.52%	0.68%
Portfolio turnover rate	47%	62%	121%	32%	20%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

149

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.79	$10.68	$9.55	$12.98	$14.03
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11	0.13	0.20	0.08	(0.01)
Net realized and unrealized gain (loss) on investments(b)	1.18	0.50	1.09	(1.33)	0.11
Total from investment operations	1.29	0.63	1.29	(1.25)	0.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.32)	(0.16)	—	(0.28)
Net realized gains	(0.43)	—	—	(2.18)	(0.87)
Total distributions	(0.59)	(0.32)	(0.16)	(2.18)	(1.15)
Net asset value, end of year	$11.49	$10.79	$10.68	$9.55	$12.98
Total return	11.80%	3.93%	13.54%	−9.24%	0.14%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$25,020	$42,779	$58,421	$70,433	$107,229
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.45%	1.45%	1.45%	1.39%	1.38%
After expense reimbursement/recoupment	1.45%(e)	1.45%	1.45%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	0.93%	1.19%	2.00%	0.77%	(0.07)%
Portfolio turnover rate	47%	62%	121%	32%	20%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

150

ARISTOTLE PORTFOLIO OPTIMIZATION MODERATE FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(g)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.56	$11.33	$10.05	$13.41	$14.42
INVESTMENT OPERATIONS:
Net investment income(b)	0.25	0.26	0.32	0.20	0.14
Net realized and unrealized gain (loss) on investments(b)	1.26	0.32	1.15	(1.38)	0.11
Total from investment operations	1.51	0.58	1.47	(1.18)	0.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.35)	(0.19)	—	(0.39)
Net realized gains	(0.46)	—	—	(2.18)	(0.87)
Total distributions	(0.96)	(0.35)	(0.19)	(2.18)	(1.26)
Net asset value, end of year	$12.11	$11.56	$11.33	$10.05	$13.41
Total return(d)	12.94%	5.07%	14.68%	−8.39%	1.17%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of year (in thousands)	$18,458	$17,731	$20,351	$21,881	$30,378
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.45%	0.45%	0.45%	0.39%	0.38%
After expense reimbursement/recoupment	0.45%(f)	0.45%	0.45%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	1.98%	2.23%	3.02%	1.77%	0.93%
Portfolio turnover rate	47%	62%	121%	32%	20%

(a)	Advisor Class shares of Pacific Funds Portfolio Optimization Moderate, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor, Pacific Funds Portfolio Optimization Moderate.
The accompanying notes are an integral part of these financial statements.

151

ARISTOTLE SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,
	2026	2025	2024(d)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.22	$10.12	$10.00	$10.16	$10.57
INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.47	0.41	0.23	0.12
Net realized and unrealized gain (loss) on investments(b)	(0.02)	0.11	0.12	(0.16)	(0.31)
Total from investment operations	0.40	0.58	0.53	0.07	(0.19)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.47)	(0.41)	(0.23)	(0.12)
Net realized gains	—	—	—	—	(0.10)
Total distributions	(0.42)	(0.47)	(0.41)	(0.23)	(0.22)
Net asset value, end of year	$10.20	$10.22	$10.12	$10.00	$10.16
Total return(c)	3.98%	5.77%	5.43%	0.75%	−1.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$83,347	$90,405	$94,101	$117,609	$174,444
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.75%	0.75%	0.76%	0.87%	0.87%
After expense reimbursement/recoupment	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	4.10%	4.56%	4.09%	2.33%	1.14%
Portfolio turnover rate	86%	66%	76%	61%	60%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

152

ARISTOTLE SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,
	2026	2025	2024(e)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.19	$10.09	$9.98	$10.14	$10.55
INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.39	0.33	0.16	0.04
Net realized and unrealized gain (loss) on investments(b)	(0.01)	0.10	0.12	(0.16)	(0.31)
Total from investment operations	0.33	0.49	0.45	0.00(c)	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.39)	(0.34)	(0.16)	(0.04)
Net realized gains	—	—	—	—	(0.10)
Total distributions	(0.34)	(0.39)	(0.34)	(0.16)	(0.14)
Net asset value, end of year	$10.18	$10.19	$10.09	$9.98	$10.14
Total return(d)	3.31%	4.98%	4.63%	—%	−2.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$19,560	$21,985	$26,358	$30,904	$39,891
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.50%	1.50%	1.51%	1.62%	1.62%
After expense reimbursement/recoupment	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	3.35%	3.82%	3.34%	1.58%	0.39%
Portfolio turnover rate	86%	66%	76%	61%	60%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

153

ARISTOTLE SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS H

December 5, 2025(a) through March 31, 2026
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized gain (loss) on investments(c)	(0.09)
Total from investment operations	0.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$9.90
Total return(d)(e)	0.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.40%
After expense reimbursement/recoupment(f)	0.40%
Ratio of net investment income (loss) to average net assets(f)	4.39%
Portfolio turnover rate(d)	86%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

154

ARISTOTLE SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended March 31,
	2026	2025	2024(d)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.20	$10.11	$9.98	$10.14	$10.56
INVESTMENT OPERATIONS:
Net investment income(a)	0.46	0.50	0.44	0.26	0.15
Net realized and unrealized gain (loss) on investments(b)	(0.01)	0.10	0.13	(0.16)	(0.32)
Total from investment operations	0.45	0.60	0.57	0.10	(0.17)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.51)	(0.44)	(0.26)	(0.15)
Net realized gains	—	—	—	—	(0.10)
Total distributions	(0.46)	(0.51)	(0.44)	(0.26)	(0.25)
Net asset value, end of year	$10.19	$10.20	$10.11	$9.98	$10.14
Total return(c)	4.47%	6.06%	5.84%	1.06%	−1.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$364,492	$300,594	$376,103	$195,023	$171,154
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.39%	0.39%	0.46%	0.62%	0.62%
After expense reimbursement/recoupment	0.39%	0.39%	0.45%	0.45%	0.48%
Ratio of net investment income (loss) to average net assets	4.46%	4.91%	4.43%	2.63%	1.40%
Portfolio turnover rate	86%	66%	76%	61%	60%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

155

ARISTOTLE SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(e)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.22	$10.13	$10.00	$10.16	$10.58
INVESTMENT OPERATIONS:
Net investment income(b)	0.45	0.49	0.43	0.26	0.15
Net realized and unrealized gain (loss) on investments(c)	(0.01)	0.10	0.13	(0.16)	(0.32)
Total from investment operations	0.44	0.59	0.56	0.10	(0.17)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.50)	(0.43)	(0.26)	(0.15)
Net realized gains	—	—	—	—	(0.10)
Total distributions	(0.45)	(0.50)	(0.43)	(0.26)	(0.25)
Net asset value, end of year	$10.21	$10.22	$10.13	$10.00	$10.16
Total return(d)	4.36%	5.94%	5.77%	1.01%	−1.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$532,032	$492,095	$473,384	$651,148	$622,664
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.49%	0.49%	0.51%	0.62%	0.62%
After expense reimbursement/recoupment	0.49%	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	4.36%	4.82%	4.32%	2.58%	1.39%
Portfolio turnover rate	86%	66%	76%	61%	60%

(a)	Advisor Class shares of Pacific Funds Short Duration Income, the Fund’s predecessor fund were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Short Duration Income.
The accompanying notes are an integral part of these financial statements.

156

ARISTOTLE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,		Period Ended March 31, 2024(k)	October 23, 2023(a) through December 31, 2023
	2026	2025
PER SHARE DATA:
Net asset value, beginning of year	$13.69	$14.30	$13.78	$11.95
INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.01	0.00(c)	0.01
Net realized and unrealized gain (loss) on investments(d)	1.36	(0.45)	0.52	1.82
Total from investment operations	1.38	(0.44)	0.52	1.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.05)	—	—
Net realized gains	(0.88)	(0.12)	—	—
Total distributions	(0.90)	(0.17)	—	—
Net asset value, end of year	$14.17	$13.69	$14.30	$13.78
Total return(e)(f)	10.13%	−3.20%	3.77%	15.31%
SUPPLEMENTAL DATA AND RATIOS:(g)
Net assets, end of year (in thousands)	$5,186	$3,857	$3,734	$3,802
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(h)	1.15%	1.16%	1.15%	1.16%
After expense reimbursement/recoupment(h)	1.15%(i)	1.16%	1.15%	1.16%
Ratio of interest expense to average net assets(h)	—%	0.00%(j)	—%	—%
Ratio of net investment income (loss) to average net assets(h)	0.14%	0.03%	0.03%	0.42%
Portfolio turnover rate(e)	25%	15%	1%	10%

(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(h)	Annualized for periods less than one year.
(i)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(j)	Amount represents less than 0.005%.
(k)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

157

ARISTOTLE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,		Period Ended March 31, 2024(j)	October 23, 2023 through December 31, 2023
	2026	2025
PER SHARE DATA:
Net asset value, beginning of year	$12.94	$13.56	$13.10	$11.38
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.10)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	1.26	(0.41)	0.48	1.73
Total from investment operations	1.18	(0.51)	0.46	1.72
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.82)	(0.11)	—	—
Total distributions	(0.82)	(0.11)	—	—
Net asset value, end of year	$13.30	$12.94	$13.56	$13.10
Total return(d)(e)	9.20%	−3.83%	3.51%	15.11%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of year (in thousands)	$634	$604	$996	$988
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	1.90%	1.91%	1.90%	1.91%
After expense reimbursement/recoupment(g)	1.90%(h)	1.91%	1.90%	1.91%
Ratio of interest expense to average net assets(g)	—%	0.00%(i)	—%	—%
Ratio of net investment income (loss) to average net assets(g)	(0.62)%	(0.73)%	(0.71)%	(0.33)%
Portfolio turnover rate(d)	25%	15%	1%	10%

(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(i)	Amount represents less than 0.005%.
(j)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

158

ARISTOTLE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended March 31,		January 16, 2024(a) through March 31, 2024
	2026	2025
PER SHARE DATA:
Net asset value, beginning of year	$14.37	$15.00	$13.88
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.06	0.01
Net realized and unrealized gain (loss) on investments(c)	1.43	(0.48)	1.11
Total from investment operations	1.49	(0.42)	1.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.08)	—
Net realized gains	(0.92)	(0.13)	—
Total distributions	(0.97)	(0.21)	—
Net asset value, end of year	$14.89	$14.37	$15.00
Total return(d)(e)	10.43%	−2.97%	8.07%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of year (in thousands)	$82	$54	$11
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.90%	0.90%	0.90%
After expense reimbursement/recoupment(g)	0.90%(h)	0.90%	0.90%
Ratio of interest expense to average net assets(g)	—%	0.00%(i)	—%
Ratio of net investment income (loss) to average net assets(g)	0.40%	0.40%	0.49%
Portfolio turnover rate(d)	25%	15%	1%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(i)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

159

ARISTOTLE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,		Period Ended March 31, 2024(k)	Year Ended December 31,
	2026	2025		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$14.39	$14.99	$14.44	$13.67	$15.99	$13.90
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.06	0.04	0.01	0.06	0.00(c)	(0.01)
Net realized and unrealized gain (loss) on investments(d)	1.41	(0.45)	0.54	0.84	(1.63)	2.61
Total from investment operations	1.47	(0.41)	0.55	0.90	(1.63)	2.61
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.06)	—	(0.08)	—	(0.00)(b)
Net realized gains	(0.92)	(0.13)	—	(0.05)	(0.69)	(0.51)
Total distributions	(0.96)	(0.19)	—	(0.13)	(0.69)	(0.51)
Net asset value, end of year	$14.90	$14.39	$14.99	$14.44	$13.67	$15.99
Total return(e)(f)	10.32%	−2.89%	3.81%	6.65%	−10.26%	18.87%
SUPPLEMENTAL DATA AND RATIOS:(g)
Net assets, end of year (in thousands)	$108,453	$145,174	$207,121	$203,865	$190,626	$215,876
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(h)	0.90%	0.91%	0.90%	1.00%	1.01%	1.00%
After expense reimbursement/recoupment(h)	0.90%(i)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of interest expense to average net assets(h)	—%	0.00%(j)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(h)	0.37%	0.28%	0.29%	0.44%	0.02%	(0.06)%
Portfolio turnover rate(e)	25%	15%	1%	10%	19%	14%

(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Small Cap Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023. On November 6, 2023, the Fund’s Class I-2 shares were merged into Class I-3 shares. Class I-3 was subsequently renamed Class I-2, and the Class I-3 name was discontinued following the merger.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(h)	Annualized for periods less than one year.
(i)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(j)	Amount represents less than 0.005%.
(k)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

160

ARISTOTLE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS R6

	Year Ended March 31,		Period Ended March 31, 2024(k)	October 23, 2023(a) through December 31, 2023
	2026	2025
PER SHARE DATA:
Net asset value, beginning of year	$13.57	$14.11	$13.59	$11.78
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.04	0.01	0.02
Net realized and unrealized gain (loss) on investments(c)	1.34	(0.41)	0.51	1.79
Total from investment operations	1.40	(0.37)	0.52	1.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.05)	—	(0.00)(d)
Net realized gains	(0.87)	(0.12)	—	—
Total distributions	(0.92)	(0.17)	—	—
Net asset value, end of year	$14.05	$13.57	$14.11	$13.59
Total return(e)(f)	10.40%	−2.75%	3.83%	15.38%
SUPPLEMENTAL DATA AND RATIOS:(g)
Net assets, end of year (in thousands)	$152	$138	$1,177	$1,235
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(h)	0.85%	0.86%	0.85%	0.86%
After expense reimbursement/recoupment(h)	0.85%(i)	0.85%	0.85%	0.85%
Ratio of interest expense to average net assets(h)	—%	0.00%(j)	—%	—%
Ratio of net investment income (loss) to average net assets(h)	0.44%	0.30%	0.32%	0.73%
Portfolio turnover rate(e)	25%	15%	1%	10%

(a)
This Fund was part of a reorganization of a series of the Investment Managers Series Trust (an “Acquired Fund”) into the Fund, in which the Acquired Fund acted as the accounting survivor. The amounts shown are based on the 70 days between the date of reorganization and the end of the period.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(h)	Annualized for periods less than one year.
(i)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.00%.
(j)	Amount represents less than 0.005%.
(k)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

161

ARISTOTLE SMALL/MID CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$6.48	$7.02	$9.29	$15.98	$17.47
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.00)(b)	0.01	0.04	(0.07)
Net realized and unrealized gain (loss) on investments(c)	0.81	0.05	0.83	(1.91)	(0.34)
Total from investment operations	0.82	0.05	0.84	(1.87)	(0.41)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.01)	(0.10)	—	—
Net realized gains	(1.33)	(0.58)	(3.01)	(4.82)	(1.08)
Total distributions	(1.33)	(0.59)	(3.11)	(4.82)	(1.08)
Net asset value, end of year	$5.97	$6.48	$7.02	$9.29	$15.98
Total return(d)	13.46%	−0.18%	13.16%	−11.41%	−2.82%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of year (in thousands)	$10,111	$10,034	$12,864	$13,055	$19,675
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.16%	1.15%	1.16%	1.29%	1.23%
After expense reimbursement/recoupment	1.16%(f)	1.15%	1.16%	1.21%	1.20%
Ratio of net investment income (loss) to average net assets	0.16%	(0.02)%	0.16%	0.34%	(0.38)%
Portfolio turnover rate	26%	17%	151%	33%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.01%.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

162

ARISTOTLE SMALL/MID CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$5.65	$6.15	$8.55	$15.24	$16.83
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)	(0.05)	(0.05)	(0.05)	(0.19)
Net realized and unrealized gain (loss) on investments(b)	0.70	0.06	0.72	(1.82)	(0.32)
Total from investment operations	0.67	0.01	0.67	(1.87)	(0.51)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.06)	—	—
Net realized gains	(1.16)	(0.51)	(3.01)	(4.82)	(1.08)
Total distributions	(1.16)	(0.51)	(3.07)	(4.82)	(1.08)
Net asset value, end of year	$5.16	$5.65	$6.15	$8.55	$15.24
Total return(c)	12.42%	−0.82%	12.14%	−12.01%	−3.53%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$998	$1,231	$2,660	$5,260	$9,370
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.91%	1.90%	1.91%	2.04%	1.98%
After expense reimbursement/recoupment	1.91%(e)	1.90%	1.91%	1.96%	1.95%
Ratio of net investment income (loss) to average net assets	(0.60)%	(0.82)%	(0.62)%	(0.41)%	(1.13)%
Portfolio turnover rate	26%	17%	151%	33%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.01%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

163

ARISTOTLE SMALL/MID CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$7.66	$8.29	$10.40	$17.17	$17.61
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.02	0.04	0.09	(0.01)
Net realized and unrealized gain (loss) on investments(b)	0.96	0.07	0.98	(2.04)	(0.43)
Total from investment operations	1.00	0.09	1.02	(1.95)	(0.44)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.03)	(0.12)	—	—
Net realized gains	(1.58)	(0.69)	(3.01)	(4.82)	—
Total distributions	(1.59)	(0.72)	(3.13)	(4.82)	—
Net asset value, end of year(c)	$7.07	$7.66	$8.29	$10.40	$17.17
Total return	13.73%	0.16%	13.48%	−11.11%	−2.44%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$494	$569	$679	$497	$1,017
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.86%	0.85%	0.87%	1.03%	0.98%
After expense reimbursement/recoupment	0.86%(e)	0.85%	0.85%	0.86%	0.85%
Ratio of net investment income (loss) to average net assets	0.46%	0.29%	0.46%	0.69%	(0.03)%
Portfolio turnover rate	26%	17%	151%	33%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.01%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
The accompanying notes are an integral part of these financial statements.

164

ARISTOTLE SMALL/MID CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(g)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$6.68	$7.23	$9.46	$16.12	$17.57
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.03	0.01	0.03	0.08	(0.02)
Net realized and unrealized gain (loss) on investments(c)	0.84	0.06	0.85	(1.92)	(0.35)
Total from investment operations	0.87	0.07	0.88	(1.84)	(0.37)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(h)	(0.02)	(0.10)	—	—
Net realized gains	(1.38)	(0.60)	(3.01)	(4.82)	(1.08)
Total distributions	(1.38)	(0.62)	(3.11)	(4.82)	(1.08)
Net asset value, end of year	$6.17	$6.68	$7.23	$9.46	$16.12
Total return(d)	13.71%	0.07%	13.39%	−11.15%	−2.52%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of year (in thousands)	$10,249	$22,688	$31,874	$72,294	$184,718
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.91%	0.90%	0.91%	1.04%	0.98%
After expense reimbursement/recoupment	0.91%(f)	0.90%	0.91%	0.96%	0.95%
Ratio of net investment income (loss) to average net assets	0.38%	0.22%	0.39%	0.59%	(0.13)%
Portfolio turnover rate	26%	17%	151%	33%	34%

(a)	Advisor Class shares of Pacific Funds Small/Mid-Cap, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	If securities litigation service fees had been excluded, the expense ratio would have been lowered by 0.01%.
(g)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Small/Mid-Cap.
(h)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

165

ARISTOTLE STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,
	2026	2025	2024(d)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.42	$10.48	$10.20	$10.96	$11.52
INVESTMENT OPERATIONS:
Net investment income(a)	0.55	0.59	0.56	0.44	0.33
Net realized and unrealized gain (loss) on investments(b)	0.02	(0.06)	0.26	(0.72)	(0.47)
Total from investment operations	0.57	0.53	0.82	(0.28)	(0.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.55)	(0.59)	(0.54)	(0.44)	(0.32)
Net realized gains	—	—	—	(0.04)	(0.10)
Total distributions	(0.55)	(0.59)	(0.54)	(0.48)	(0.42)
Net asset value, end of year	$10.44	$10.42	$10.48	$10.20	$10.96
Total return(c)	5.53%	5.17%	8.33%	−2.41%	−1.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$198,672	$201,110	$152,889	$101,292	$134,612
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.94%	0.94%	0.95%	1.07%	1.07%
After expense reimbursement/recoupment	0.94%	0.94%	0.94%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets	5.22%	5.66%	5.50%	0.34%	2.85%
Portfolio turnover rate	70%	45%	56%	45%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

166

ARISTOTLE STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended March 31,
	2026	2025	2024(d)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.38	$10.44	$10.18	$10.93	$11.49
INVESTMENT OPERATIONS:
Net investment income(a)	0.47	0.51	0.49	0.37	0.25
Net realized and unrealized gain (loss) on investments(b)	0.02	(0.06)	0.24	(0.72)	(0.47)
Total from investment operations	0.49	0.45	0.73	(0.35)	(0.22)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.51)	(0.47)	(0.36)	(0.24)
Net realized gains	—	—	—	(0.04)	(0.10)
Total distributions	(0.47)	(0.51)	(0.47)	(0.40)	(0.34)
Net asset value, end of year	$10.40	$10.38	$10.44	$10.18	$10.93
Total return(c)	4.76%	4.41%	7.43%	−3.04%	−1.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$120,532	$113,811	$89,723	$63,154	$784,979
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.69%	1.69%	1.70%	1.82%	1.82%
After expense reimbursement/recoupment	1.69%	1.69%	1.69%	1.68%	1.64%
Ratio of net investment income (loss) to average net assets	4.47%	4.91%	4.75%	3.60%	2.15%
Portfolio turnover rate	70%	45%	56%	45%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

167

ARISTOTLE STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS H

December 5, 2025(a) through March 31, 2026
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.17
Net realized and unrealized gain (loss) on investments(c)	(0.18)
Total from investment operations	(0.01)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)
Total distributions	(0.20)
Net asset value, end of period	$9.79
Total return(d)(e)	−0.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.60%
After expense reimbursement/recoupment(f)	0.60%
Ratio of net investment income (loss) to average net assets(f)	5.61%
Portfolio turnover rate(d)	70%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

168

ARISTOTLE STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended March 31,
	2026	2025	2024(d)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.35	$10.40	$10.14	$10.89	$11.45
INVESTMENT OPERATIONS:
Net investment income(a)	0.59	0.63	0.60	0.47	0.36
Net realized and unrealized gain (loss) on investments(b)	0.01	(0.05)	0.23	(0.71)	(0.46)
Total from investment operations	0.60	0.58	0.83	(0.24)	(0.10)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.63)	(0.57)	(0.47)	(0.36)
Net realized gains	—	—	—	(0.04)	(0.10)
Total distributions	(0.59)	(0.63)	(0.57)	(0.51)	(0.46)
Net asset value, end of year	$10.36	$10.35	$10.40	$10.14	$10.89
Total return(c)	5.85%	5.68%	8.49%	−2.03%	−1.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$641,610	$548,060	$354,281	$126,525	$142,365
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.59%	0.59%	0.65%	0.82%	0.82%
After expense reimbursement/recoupment	0.59%	0.59%	0.64%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	5.57%	6.01%	5.84%	4.64%	3.15%
Portfolio turnover rate	70%	45%	56%	45%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

169

ARISTOTLE STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(e)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$10.43	$10.48	$10.21	$10.97	$11.52
INVESTMENT OPERATIONS:
Net investment income(b)	0.58	0.62	0.59	0.47	0.36
Net realized and unrealized gain (loss) on investments(c)	0.02	(0.05)	0.25	(0.73)	(0.46)
Total from investment operations	0.60	11.04	0.84	(0.26)	(0.10)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(0.62)	(0.57)	(0.46)	(0.35)
Net realized gains	—	—	—	(0.04)	(0.10)
Total distributions	(0.58)	(0.62)	(0.57)	(0.50)	(0.45)
Net asset value, end of year	$10.45	$10.43	$10.48	$10.21	$10.97
Total return(d)	5.79%	5.53%	8.46%	−2.16%	−0.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,256,838	$2,928,961	$2,076,479	$1,185,434	$1,245,830
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.69%	0.69%	0.70%	0.82%	0.82%
After expense reimbursement/ recoupment	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets	5.47%	5.91%	5.77%	4.59%	3.10%
Portfolio turnover rate	70%	45%	56%	45%	40%

(a)	Advisor Class shares of Pacific Funds Strategic Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Strategic Income.
The accompanying notes are an integral part of these financial statements.

170

ARISTOTLE ULTRA SHORT INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,		For the period April 17, 2023(a) through March 31, 2024
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$10.12	$10.06	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.43	0.50	0.50
Net realized and unrealized gain (loss) on investments(c)	0.02	0.05	0.05
Total from investment operations	0.45	10.61	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.49)	(0.49)
Net realized gains	(0.02)	—	—
Total distributions	(0.43)	(0.49)	(0.49)
Net asset value, end of period	$10.14	$10.12	$10.06
Total return(d)(e)	4.52%	5.60%	5.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$757	$678	$434
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.58%	0.58%	0.58%
After expense reimbursement/recoupment(f)	0.57%	0.58%	0.57%
Ratio of tax expenses to average net assets(f)	—%	0.00%(g)	—%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.57%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets(f)	4.19%	4.93%	5.30%
Portfolio turnover rate(d)	108%	128%	102%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.01%.
The accompanying notes are an integral part of these financial statements.

171

ARISTOTLE ULTRA SHORT INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS H

December 5, 2025(a) through March 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.13
Net realized and unrealized gain (loss) on investments(c)	(0.02)
Total from investment operations	0.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)
Net realized gains	(0.02)
Total distributions	(0.14)
Net asset value, end of period	$9.97
Total return(d)(e)	1.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.32%
After expense reimbursement/recoupment(f)	0.32%
Ratio of net investment income (loss) to average net assets(f)	4.08%
Portfolio turnover rate(d)	108%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

172

ARISTOTLE ULTRA SHORT INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended March 31,
	2026	2025	2024(e)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.98	$9.93	$9.86	$9.92	$10.07
INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.52	0.53	0.31	0.06
Net realized and unrealized gain (loss) on investments(b)	0.03	0.04	0.06	(0.09)	(0.10)
Total from investment operations	0.47	0.56	0.59	0.22	(0.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.51)	(0.52)	(0.28)	(0.07)
Net realized gains	(0.02)	—	—	—	(0.04)
Total distributions	(0.48)	(0.51)	(0.52)	(0.28)	(0.11)
Net asset value, end of year	$9.97	$9.98	$9.93	$9.86	$9.92
Total return(c)	4.79%	5.77%	6.18%	2.30%	−0.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,828	$16,849	$15,784	$13,231	$12,929
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.33%	0.33%	0.35%	0.73%	0.66%
After expense reimbursement/recoupment	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of tax expenses to average net assets	—%	0.00%(d)	—%	—%	—%
Ratio of operational expenses to average net assets excluding tax expense	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of net investment income (loss) to average net assets	4.43%	5.24%	5.40%	3.16%	0.62%
Portfolio turnover rate	108%	128%	102%	51%	75%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(d)	Amount represents less than 0.005%.
(e)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
The accompanying notes are an integral part of these financial statements.

173

ARISTOTLE ULTRA SHORT INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,
	2026	2025	2024(f)	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$9.98	$9.93	$9.86	$9.92	$10.07
INVESTMENT OPERATIONS:
Net investment income(b)	0.43	0.52	0.53	0.31	0.06
Net realized and unrealized gain (loss) on investments(c)	0.05	0.04	0.07	(0.09)	(0.10)
Total from investment operations	0.48	0.56	0.60	0.22	(0.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.51)	(0.53)	(0.28)	(0.07)
Net realized gains	(0.02)	—	—	—	(0.04)
Total distributions	(0.49)	(0.51)	(0.53)	(0.28)	(0.11)
Net asset value, end of year	$9.97	$9.98	$9.93	$9.86	$9.92
Total return(d)	4.86%	5.77%	6.18%	2.30%	−0.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$37,853	$30,184	$31,663	$50,169	$18,598
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.33%	0.33%	0.36%	0.77%	0.66%
After expense reimbursement/recoupment	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of tax expenses to average net assets	—%	0.00%(e)	—%	—%	—%
Ratio of operational expenses to average net assets excluding tax expense	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of net investment income (loss) to average net assets	4.35%	5.23%	5.31%	3.16%	0.62%
Portfolio turnover rate	108%	128%	102%	51%	75%

(a)	Advisor Class shares of Pacific Funds Ultra Short Income, the Fund’s predecessor fund, were renamed to Class I-2 shares on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(e)	Amount represents less than 0.005%.
(f)	For periods prior to April 17, 2023, the financial and return data is of the same share class of the Fund’s predecessor fund, Pacific Funds Ultra Short Income.
The accompanying notes are an integral part of these financial statements.

174

ARISTOTLE VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended March 31,		Period Ended March 31, 2024(i)	December 28, 2023(a) through December 31, 2023
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$10.21	$10.72	$9.98	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.12	0.14	0.04	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	0.73	(0.10)	0.70	(0.02)
Total from investment operations	0.85	0.04	0.74	(0.02)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.36)	—	—
Net realized gains	(0.98)	(0.19)	—	—
Total distributions	(1.35)	(0.55)	—	—
Net asset value, end of period	$9.71	$10.21	$10.72	$9.98
Total return(e)(f)	8.09%	0.28%	7.41%	−0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$375	$215	$107	$1
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.94%	0.95%	0.94%	0.95%
After expense reimbursement/recoupment(g)	0.94%	0.95%	0.94%	0.95%
Ratio of interest expense to average net assets(g)	—%	0.00%(h)	—%	—%
Ratio of net investment income (loss) to average net assets(g)	1.11%	1.34%	1.39%	1.13%
Portfolio turnover rate(e)	18%	13%	4%	7%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

175

ARISTOTLE VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended March 31,		Period Ended March 31, 2024(i)	December 26, 2023(a) through December 31, 2023
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$10.00	$10.48	$9.75	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.15	0.03	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	0.70	(0.08)	0.70	0.01
Total from investment operations	0.86	0.07	0.73	0.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.37)	—	(0.26)
Net realized gains	(0.96)	(0.18)	—	—
Total distributions	(1.37)	(0.55)	—	(0.26)
Net asset value, end of period	$9.49	$10.00	$10.48	$9.75
Total return(e)(f)	8.30%	0.58%	7.49%	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$451	$36	$37	$24
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.69%	0.69%	0.69%	0.70%
After expense reimbursement/recoupment(g)	0.69%	0.69%	0.69%	0.70%
Ratio of interest expense to average net assets(g)	—%	0.00%(h)	—%	—%
Ratio of net investment income (loss) to average net assets	1.49%	1.41%	1.12%	1.44%
Portfolio turnover rate	18%	13%	4%	7%

(a)	Commencement of operations.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

176

ARISTOTLE VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,		Period Ended March 31, 2024(i)	Year Ended December 31,
	2026	2025		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$21.23	$21.79	$20.28	$17.14	$20.55	$16.83
INVESTMENT OPERATIONS:
Net investment income(b)	0.30	0.30	0.05	0.25	—	0.16
Net realized and unrealized gain (loss) on investments(c)	1.51	(0.15)	1.46	3.13	(3.29)	4.03
Total from investment operations	1.81	0.15	1.51	3.38	(3.08)	4.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.33)	—	(0.24)	(0.21)	(0.13)
Net realized gains	(2.05)	(0.38)	—	—	(0.12)	(0.34)
Total distributions	(2.43)	(0.71)	—	(0.24)	(0.33)	(0.47)
Redemption fee per share	—	—	—	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of year	$20.61	$21.23	$21.79	$20.28	$17.14	$20.55
Total return(e)(f)	8.29%	0.61%	7.45%	19.70%	−15.04%	24.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$468,375	$561,854	$695,930	$679,164	$683,322	$947,191
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.69%	0.70%	0.69%	0.71%	0.71%	0.71%
After expense reimbursement/recoupment(g)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of interest expense to average net assets(g)	—%	0.00%(h)	—%	—%	—%	—%
Ratio of tax reclaim service fees to average net assets(g)	—%	—%	—%	0.00%(h)	—%	—%
Ratio of net investment income (loss) to average net assets(g)	1.34%	1.38%	1.05%	1.38%	1.18%	0.80%
Portfolio turnover rate€	18%	13%	4%	7%	20%	14%

(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle Value Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

177

ARISTOTLE VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS R6

	Year Ended March 31,		January 29, 2024(a) through March 31, 2024
	2026	2025
PER SHARE DATA:
Net asset value, beginning of year	$21.22	$21.79	$20.55
INVESTMENT OPERATIONS:
Net investment income(b)	0.33	0.33	0.05
Net realized and unrealized gain (loss) on investments(c)	1.50	(0.16)	1.19
Total from investment operations	1.83	0.17	1.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.36)	—
Net realized gains	(2.05)	(0.38)	—
Total distributions	(2.45)	(0.74)	—
Net asset value, end of year	$20.60	$21.22	$21.79
Total return(d)(e)	8.39%	0.71%	6.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$11,965	$11	$11
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.61%	0.62%	0.61%
After expense reimbursement/recoupment(f)	0.61%	0.61%	0.61%
Ratio of interest expense average net assets(f)	—%	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	1.52%	1.50%	1.47%
Portfolio turnover rate(d)	18%	13%	4%

(a)	Inception date of the Fund was January 29, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

178

ARISTOTLE/SAUL GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
CLASS I-2(a)

	Year Ended March 31,		Period Ended March 31, 2024	Year Ended December 31,
	2026	2025		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$11.00	$15.34	$14.47	$12.98	$16.53	$14.18
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.21	0.02	0.16	0.14	0.11
Net realized and unrealized gain (loss) on investments(c)	1.59	(0.26)	0.85	2.28	(3.01)	2.65
Total from investment operations	1.74	(0.05)	0.87	0.44	(2.87)	2.76
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.18)	—	(0.18)	(0.16)	(0.11)
Net realized gains	(1.27)	(4.11)	—	(0.77)	(0.52)	(0.30)
Total distributions	(1.50)	(4.29)	—	(0.95)	(0.68)	(0.41)
Redemption fee per share	—	—	—	—	—	0.00(d)
Net asset value, end of year	$11.24	$11.00	$15.34	$14.47	$12.98	$16.53
Total return(e)(f)	15.61%	−1.53%	6.01%	19.07%	−17.49%	19.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$28,726	$31,049	$61,650	$58,073	$67,499	$94,029
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.80%	0.79%	0.79%	1.00%	0.95%	0.95%
After expense reimbursement/recoupment(g)	0.79%(h)	0.79%	0.78%	0.81%	0.80%	0.80%
Ratio of interest and expense to average net assets(g)	0.00%(i)	0.00%(i)	—%	—%	—%	—%
Ratio of tax reclaim service fees to average net assets(g)	0.01%	—%	—%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding tax reclaim service fees(g)	0.78%	0.79%	0.78%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets(g)	1.22%	1.46%	0.61%	1.16%	1.03%	0.70%
Portfolio turnover rate	10%	9%	1%	10%	22%	13%

(a)
For periods prior to October 23, 2023, reflects financial information and returns of Class I of Aristotle/Saul Global Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Total return includes reinvestment of all dividends and capital gain distributions, if any, and does not include deduction of any applicable sales charges.
(g)	Annualized for periods less than one year.
(h)	If tax reclaim service fees had been excluded, the expense ratio would have been lowered by 0.01%.
(i)	Amount represents less than 0.005%.
(j)	The Fund changed its fiscal year end from December 31 to March 31 as a result of the October 23, 2023 Reorganization.
The accompanying notes are an integral part of these financial statements.

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NOTE 1 – ORGANIZATION
Aristotle Funds Series Trust (which may be referred to as “Aristotle Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, and is organized as a Delaware statutory trust established pursuant to a Declaration of Trust dated November 29, 2022. Aristotle Investment Services, LLC (“AIS” or the “Adviser”) serves as investment adviser to the Trust. As of March 31, 2026, the Trust was comprised of the following twenty-one separate funds (each individually, a “Fund” and collectively, the “Funds”):

•	Aristotle Core Bond Fund
•	Aristotle Core Equity Fund
•	Aristotle Core Income Fund
•	Aristotle Floating Rate Income Fund
•	Aristotle Growth Equity Fund
•	Aristotle High Yield Bond Fund
•	Aristotle International Equity Fund
•	Aristotle Pacific EXclusive Fund Series H
•	Aristotle Pacific EXclusive Fund Series I
•	Aristotle Portfolio Optimization Aggressive
Growth Fund
•	Aristotle Portfolio Optimization Conservative Fund
•	Aristotle Portfolio Optimization Growth Fund
•	Aristotle Portfolio Optimization Moderate
Conservative Fund
•	Aristotle Portfolio Optimization Moderate
Fund
•	Aristotle Short Duration Income Fund
•	Aristotle Small Cap Equity Fund
•	Aristotle Small/Mid Cap Equity Fund
•	Aristotle Strategic Income Fund
•	Aristotle Ultra Short Income Fund
•	Aristotle Value Equity Fund
•	Aristotle/Saul Global Equity Fund
All of the Funds are classified and operate as diversified funds as of the date of these financial statements under the 1940 Act, with the exception of Aristotle Growth Equity Fund, Aristotle Pacific EXclusive Fund Series H and Aristotle Pacific EXclusive Fund Series I, which operate as non-diversified funds within the meaning of the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
Aristotle Core Bond Fund, Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Pacific EXclusive Fund Series H, Aristotle Pacific EXclusive Fund Series I, Aristotle Short Duration Income Fund, Aristotle Strategic Income Fund and Aristotle Ultra Short Income Fund are collectively the “Income Funds.” Aristotle Core Equity Fund, Aristotle Growth Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Value Equity Fund and Aristotle/Saul Global Equity Fund are collectively the “Equity Funds.” Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund and Aristotle Portfolio Optimization Moderate Fund are collectively the “Portfolio Optimization Funds.”
Aristotle Core Bond Fund’s primary investment goal is to seek total return, consisting of current income and capital appreciation. The Fund was formerly known as Aristotle ESG Core Bond Fund until February 17, 2025, and its primary investment goal until such time included consideration of certain environmental, social and governance criteria. The Fund offers Class H, Class I and Class I-2 shares. Class H, Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Core Bond Fund (formerly, Aristotle ESG Core Bond Fund) acquired the assets and assumed the liabilities of Pacific Funds ESG Core Bond, a series of Pacific Funds Series Trust. Pacific Funds ESG Core Bond was the accounting and performance track record survivor.

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Aristotle Core Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I, and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. In general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and; (ii) Class I, and Class I-2 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, Aristotle Core Equity Fund II, the Fund’s previous name, acquired the assets and assumed the liabilities of Aristotle Core Equity Fund, a series of Investment Managers Series Trust. Aristotle Core Equity Fund was the accounting and performance track record survivor. The newly reorganized Fund was subsequently renamed Aristotle Core Equity Fund.
Aristotle Core Income Fund’s primary investment goal is to seek a high level of current income; capital appreciation is of secondary importance. The Fund offers Class A, Class C, Class H, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% contingent deferred sales charge (“CDSC”); and (iii) Class H, Class I and Class I- 2 shares are sold at net asset value without a sales charge. Effective April 1, 2026, Class A shares are subject to a maximum 3.00% front-end sales charge. Effective on April 17, 2023, Aristotle Core Income Fund acquired the assets and assumed the liabilities of Pacific Funds Core Income, a series of Pacific Funds Series Trust. Pacific Funds Core Income was the accounting and performance track record survivor.
Aristotle Floating Rate Income Fund’s primary investment goal is to seek a high level of current income. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 3.00% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Floating Rate Income Fund acquired the assets and assumed the liabilities of Pacific Funds Floating Rate Income, a series of Pacific Funds Series Trust. Pacific Funds Floating Rate Income was the accounting and performance track record survivor.
Aristotle Growth Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge and; (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Growth Equity Fund acquired the assets and assumed the liabilities of PF Growth Fund, a series of Pacific Funds Series Trust. PF Growth Fund was the accounting and performance track record survivor.
Aristotle High Yield Bond Fund’s primary investment goal is to seek a high level of current income. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective April 1, 2026, Class A shares are subject to a maximum 3.00% front-end sales charge. Effective on April 17, 2023, Aristotle High Yield Bond Fund acquired the assets and assumed the liabilities of Pacific Funds High Income, a series of Pacific Funds Series Trust. Pacific Funds High Income was the accounting and performance track record survivor.
Aristotle International Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge and; (ii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, Aristotle International Equity Fund II, the Fund’s previous name, acquired the assets and assumed the liabilities of Aristotle International Equity Fund, a series of Investment Managers Series Trust. Aristotle International Equity Fund was the accounting and performance track record survivor. The newly reorganized Fund was subsequently renamed Aristotle International Equity Fund.
Aristotle Pacific EXclusive Fund Series H’s primary investment goal is to seek a high level of current income. The Fund offer a single class of shares, sold at net asset value without a sales charge. The Fund incepted on June 23, 2025.

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Aristotle Pacific EXclusive Fund Series I’s primary investment goal is to seek total return, consisting of current income and capital appreciation. The Fund offer a single class of shares, sold at net asset value without a sales charge. The Fund incepted on June 23, 2025.
Aristotle Portfolio Optimization Aggressive Growth Fund’s primary investment goal is to seek high, long-term capital appreciation. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Aggressive Growth Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Aggressive-Growth, a series of Pacific Funds Series Trust. Pacific Funds Portfolio Optimization Aggressive-Growth was the accounting and performance track record survivor.
Aristotle Portfolio Optimization Conservative Fund’s primary investment goal is to seek current income and preservation of capital. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Conservative Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Conservative, a series of Pacific Funds Series Trust. Pacific Funds Portfolio Optimization Conservative was the accounting and performance track record survivor.
Aristotle Portfolio Optimization Growth Fund’s primary investment goal is to seek moderately high, long-term capital appreciation with low, current income. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Growth Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Growth, a series of Pacific Funds Series Trust. Pacific Funds Portfolio Optimization Growth was the accounting and performance track record survivor.
Aristotle Portfolio Optimization Moderate Conservative Fund’s primary investment goal is to seek current income and moderate growth of capital. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Moderate Conservative Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Moderate-Conservative, a series of Pacific Funds Series Trust. Pacific Funds Portfolio Optimization Moderate-Conservative was the accounting and performance track record survivor.
Aristotle Portfolio Optimization Moderate Fund’s primary investment goal is to seek long-term growth of capital and low to moderate income. The Fund offers Class A, Class C and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Portfolio Optimization Moderate Fund acquired the assets and assumed the liabilities of Pacific Funds Portfolio Optimization Moderate, a series of Pacific Funds Series Trust. Pacific Funds Portfolio Optimization Moderate was the accounting and performance track record survivor.
Aristotle Short Duration Income Fund’s primary investment goal is to seek current income; capital appreciation is of secondary importance. The Fund offers Class A, Class C, Class H, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 3.00% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class H, Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023,

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Aristotle Short Duration Income Fund acquired the assets and assumed the liabilities of Pacific Funds Short Duration Income, a series of Pacific Funds Series Trust. Pacific Funds Short Duration Income was the accounting and performance track record survivor.
Aristotle Small Cap Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class C, Class I, Class I-2 and Class R6 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class I-2, and Class R6 shares are sold at net asset value without a sales charge. On April 17, 2023, Aristotle Small Cap Equity Fund II, the Fund’s previous name, acquired the assets and assumed the liabilities of Pacific Funds Small-Cap and Pacific Funds Small-Cap Value, both series of Pacific Funds Series Trust. In addition, effective October 23, 2023, Aristotle Small Cap Equity Fund II acquired the assets and assumed the liabilities of Aristotle Small Cap Equity Fund, a series of Investment Managers Series Trust. Aristotle Small Cap Equity Fund was the accounting and performance track record survivor. The newly reorganized Fund was subsequently renamed Aristotle Small Cap Equity Fund.
Aristotle Small/Mid Cap Equity Fund’s primary investment goal is to seek long-term capital appreciation. The Fund offers Class A, Class C, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Small/Mid Cap Equity Fund acquired the assets and assumed the liabilities of Pacific Funds Small/Mid-Cap, a series of Pacific Funds Series Trust. Pacific Funds Small/Mid-Cap was the accounting and performance track record survivor.
Aristotle Strategic Income Fund’s primary investment goal is to seek a high level of current income. The Fund may also seek capital appreciation. The Fund offers Class A, Class C, Class H, Class I and Class I-2 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class H, Class I and Class I- 2 shares are sold at net asset value without a sales charge. Effective April 1, 2026, Class A shares are subject to a maximum 3.00% front-end sales charge. Effective on April 17, 2023, Aristotle Strategic Income Fund acquired the assets and assumed the liabilities of Pacific Funds Strategic Income, a series of Pacific Funds Series Trust. Pacific Funds Strategic Income was the accounting and performance track record survivor.
Aristotle Ultra Short Income Fund’s primary investment goal is to seek current income consistent with capital preservation. The Fund offers Class A, Class H, Class I and Class I-2 shares. Each class is distinguished by its applicable level of distribution and/or service fees. Class A, Class H, Class I and Class I-2 shares are sold at net asset value without a sales charge. Effective on April 17, 2023, Aristotle Ultra Short Income Fund acquired the assets and assumed the liabilities of Pacific Funds Ultra Short Income, a series of Pacific Funds Series Trust. Pacific Funds Ultra Short Income was the accounting and performance track record survivor.
Aristotle Value Equity Fund’s primary investment goal is to seek long-term growth of capital. The Fund offers Class A, Class I, Class I-2 and Class R6 shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees. (i) Class A shares are subject to a maximum 4.25% front-end sales charge; and (ii) Class I, Class I-2 and Class R6 shares are sold at net asset value without a sales charge. Effective on October 23, 2023, Aristotle Value Equity Fund II, the Fund’s previous name, acquired the assets and assumed the liabilities of Aristotle Value Equity Fund, a series of Investment Managers Series Trust. Aristotle Value Equity Fund was the accounting and performance track record survivor.. The newly reorganized Fund was subsequently renamed Aristotle Value Equity Fund.
Aristotle/Saul Global Equity Fund’s primary investment goal is to maximize long-term capital appreciation. The Fund offers only Class I-2 shares. Effective on October 23, 2023, Aristotle/Saul Global Equity Fund II, the Fund’s previous name, acquired the assets and assumed the liabilities of Aristotle/Saul Global Equity Fund, a series of Investment Managers Series Trust. Aristotle/Saul Global Equity Fund was the accounting and performance track record survivor. The newly reorganized Fund was subsequently renamed Aristotle/Saul Global Equity Fund.

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Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the chief executive officer, chief financial officer and chief operating officer of AIS, who serves as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
NOTE 2 – ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
Valuation Policy. The Trust’s Board of Trustees (the “Board”) has adopted a Valuation Policy (the “Valuation Policy”) for determining the value of the investments of each Fund of the Trust. Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares reflects its net asset value (“NAV”), which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding. For the purpose of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data from various sources detailed in the Adviser’s valuation procedures. Additionally, the Board has designated AIS as the “valuation designee” for fair valuation determination pursuant to 1940 Act Rule 2a-5, as discussed below.
The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of the close of trading of the NYSE (typically 4:00 p.m. Eastern Time) on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of a NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.
The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted or halted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving Day and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the Valuation Policy as described below, which may be after the official closing time of the NYSE.
Investment Valuation. Investments for which market quotations are readily available are valued at market value. Investments in underlying funds that are open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. When a market quotation for a portfolio holding is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material

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events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated AIS, as the valuation designee, to make fair value determinations in good faith.
In determining the fair value of a Fund’s portfolio holdings, AIS, pursuant to its valuation procedures, may consider inputs from pricing service providers, broker-dealers, or a Fund’s sub-adviser. Issuer-specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Domestic Equity Investments. Domestic equity investments (including exchange-traded funds) are generally valued using the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Foreign Equity Investments. Foreign equity investments are generally valued using the official closing price or the last reported sale price from the principal foreign exchanges. The Funds may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. With respect to foreign equity holdings (traded in a foreign market which closes prior to the NYSE close), the values determined in accordance with the above, may be modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service or other service approved by the AIS Valuation Oversight Committee (“VOC”), to the extent that such foreign fair values are available. Certain Funds may hold investments that are primarily listed on foreign exchanges.
Domestic and Foreign Debt Investments. Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using broker quotes, cost, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.
Investments in Mutual Funds. With respect to shares of the following: registered and unregistered investment companies (including series thereof, or underlying funds held by Funds that are “funds-of-funds”), the NAV per share of the acquired fund whose time of determination coincides with the time of valuation of the Fund, provided that the NAV is published daily or provided by agents of the acquired fund that the VOC believes to be reliable.
Foreign Forward Currency Contracts. Foreign forward currency contracts values are generally determined at the mean between the bid and offer forward rates. A forward foreign currency contract might be used to try to “lock in” the U.S. dollar price of the security. A position hedge is used to protect against a potential decline of the U.S. dollar against a foreign currency by buying a forward contract on that foreign currency for a fixed U.S. dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Manager believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated. Interpolated forward rates shall be used when the life of the contract is not the same as a life for which quotations are available.
Investment Values Determined by the Valuation Oversight Committee. The Adviser’s valuation procedures include methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the valuation procedures provides that the value of such investments may be determined in accordance with pre-approved fair valuation methodologies (“Pre-Approved Fair Valuation Methods”). These Pre-Approved Fair Valuation Methods may include, among others, amortized cost, intrinsic value, the use of broker dealer quotes, use of purchase price, use of merger or acquisition price, use of a reference instrument.

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In the event pricing data from approved sources or Pre-Approved Fair Valuation Methods are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Oversight Committee Charter. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.
Fair Value Measurements and Disclosure. The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the VOC determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of AIS, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the AIS valuation procedures periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

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Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
The following is a summary of the inputs used, as of March 31, 2026, in valuing the Funds’ assets carried at fair value:
Aristotle Core Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$98,803,330	$—	$98,803,330
U.S. Treasury Securities	—	66,937,006	—	66,937,006
Mortgage-Backed Securities	—	49,656,368	—	49,656,368
Collateralized Mortgage Obligations	—	35,988,690	—	35,988,690
Asset-Backed Securities	—	13,266,270	—	13,266,270
Collateralized Loan Obligations	—	749,533	—	749,533
Total Investments	$—	$265,401,197	$—	$265,401,197

Aristotle Core Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$508,508,860	$—	$—	$508,508,860
Real Estate Investment Trusts	4,986,094	—	—	4,986,094
Investments Purchased with Proceeds from Securities Lending	1,804,599	—	—	1,804,599
Total Investments	$515,299,553	$—	$—	$515,299,553

Aristotle Core Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$1,356,907,271	$—	$1,356,907,271
U.S. Treasury Securities	—	562,314,074	—	562,314,074
Mortgage-Backed Securities	—	398,614,346	—	398,614,346
Collateralized Mortgage Obligations	—	280,599,302	—	280,599,302
Bank Loans	—	236,711,586	—	236,711,586
Asset-Backed Securities	—	177,517,753	—	177,517,753
Collateralized Loan Obligations	—	34,412,907	—	34,412,907
U.S. Government Agency Issues	—	11,590,593	—	11,590,593
Investments Purchased with Proceeds from Securities Lending	151,861,706	—	—	151,861,706
Total Investments	$151,861,706	$3,058,667,832	$—	$3,210,529,538

187

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
Aristotle Floating Rate Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$3,036,282,176	$—	$3,036,282,176
Corporate Bonds	—	226,244,226	—	226,244,226
Exchange Traded Funds	104,693,983	—	—	104,693,983
Investments Purchased with Proceeds from Securities Lending	8,557,595	75,000,000	—	83,557,595
Total Investments	$113,251,578	$3,337,526,402	$—	$3,450,777,980

Aristotle Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$216,502,053	$—	$—	$216,502,053
Real Estate Investment Trusts	991,482	—	—	991,482
Investments Purchased with Proceeds from Securities Lending	740,430	—	—	740,430
Total Investments	$218,233,965	$—	$—	$218,233,965

Aristotle High Yield Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$84,595,766	$—	$84,595,766
Bank Loans	—	7,736,773	—	7,736,773
Collateralized Loan Obligations	—	4,327,945	—	4,327,945
Investments Purchased with Proceeds from Securities Lending	5,739,115	—	—	5,739,115
Total Investments	$5,739,115	$96,660,484	$—	$102,399,599

Aristotle International Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$122,360,422	$441,399,689	$—	$563,760,111
Total Investments	$122,360,422	$441,399,689	$—	$563,760,111

Aristotle Pacific EXclusive Fund Series H

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$3,478,493	$—	$3,478,493
Corporate Bonds	—	1,555,846	—	1,555,846
Total Investments	$—	$5,034,339	$—	$5,034,339

188

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
Aristotle Pacific EXclusive Fund Series I

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$1,422,286	$—	$1,422,286
Collateralized Mortgage Obligations	—	1,232,950	—	1,232,950
Corporate Bonds	—	565,009	—	565,009
Collateralized Loan Obligations	—	249,814	—	249,814
Total Investments	$—	$3,470,059	$—	$3,470,059

Aristotle Portfolio Optimization Aggressive Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$138,636,739	$—	$—	$138,636,739
Exchange Traded Funds	133,113,656	—	—	133,113,656
Investments Purchased with Proceeds from Securities Lending	32,791,926	—	—	32,791,926
Total Investments	$304,542,321	$—	$—	$304,542,321

Aristotle Portfolio Optimization Conservative Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$93,183,746	$—	$—	$93,183,746
Exchange Traded Funds	24,613,043	—	—	24,613,043
Investments Purchased with Proceeds from Securities Lending	8,619,250	—	—	8,619,250
Total Investments	$126,416,039	$—	$—	$126,416,039

Aristotle Portfolio Optimization Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$351,325,268	$—	$—	$351,325,268
Exchange Traded Funds	263,901,660	—	—	263,901,660
Investments Purchased with Proceeds from Securities Lending	77,348,875	—	—	77,348,875
Total Investments	$692,575,803	$—	$—	$692,575,803

Aristotle Portfolio Optimization Moderate Conservative Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$135,781,158	$—	$—	$135,781,158
Exchange Traded Funds	42,754,132	—	—	42,754,132
Investments Purchased with Proceeds from Securities Lending	11,181,250	—	—	11,181,250
Total Investments	$189,716,540	$—	$—	$189,716,540

189

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
Aristotle Portfolio Optimization Moderate Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$453,228,708	$—	$—	$453,228,708
Exchange Traded Funds	187,206,012	—	—	187,206,012
Investments Purchased with Proceeds from Securities Lending	44,783,345	—	—	44,783,345
Total Investments	$685,218,065	$—	$—	$685,218,065

Aristotle Short Duration Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$517,362,159	$—	$517,362,159
Asset-Backed Securities	—	153,871,909	—	153,871,909
U.S. Treasury Securities	—	107,369,807	—	107,369,807
Collateralized Loan Obligations	—	78,290,919	—	78,290,919
Bank Loans	—	64,738,648	—	64,738,648
Collateralized Mortgage Obligations	—	52,852,935	—	52,852,935
Mortgage-Backed Securities	—	3,446,704	—	3,446,704
Investments Purchased with Proceeds from Securities Lending	13,573,030	—	—	13,573,030
Total Investments	$13,573,030	$977,933,081	$—	$991,506,111

Aristotle Small Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$104,453,949	$—	$—	$104,453,949
Real Estate Investment Trusts	7,080,211	—	—	7,080,211
Exchange Traded Funds	1,187,521	—	—	1,187,521
Investments Purchased with Proceeds from Securities Lending	489,000	—	—	489,000
Total Investments	$113,210,681	$—	$—	$113,210,681

Aristotle Small/Mid Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,167,718	$—	$—	$20,167,718
Real Estate Investment Trusts	1,203,448	—	—	1,203,448
Closed-End Funds	158,855	—	—	158,855
Total Investments	$21,530,021	$—	$—	$21,530,021

190

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
Aristotle Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$2,945,253,619	$—	$2,945,253,619
Bank Loans	—	620,195,404	—	620,195,404
Collateralized Loan Obligations	—	208,910,410	—	208,910,410
U.S. Treasury Securities	—	182,005,309	—	182,005,309
Collateralized Mortgage Obligations	—	98,940,800	—	98,940,800
Mortgage-Backed Securities	—	74,709,778	—	74,709,778
Asset-Backed Securities	—	20,014,941	—	20,014,941
Investments Purchased with Proceeds from Securities Lending	195,362,505	200,000,000	—	395,362,505
Total Investments	$195,362,505	$4,350,030,261	$—	$4,545,392,766

Aristotle Ultra Short Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$26,953,933	$—	$26,953,933
Asset-Backed Securities	—	6,168,920	—	6,168,920
Collateralized Loan Obligations	—	5,957,462	—	5,957,462
Bank Loans	—	376,590	—	376,590
U.S. Treasury Bills	—	2,386,197	—	2,386,197
Investments Purchased with Proceeds from Securities Lending	204,500	—	—	204,500
Total Investments	$204,500	$41,843,102	$—	$42,047,602

Aristotle Value Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$467,578,749	$—	$—	$467,578,749
Real Estate Investment Trusts	6,566,584	—	—	6,566,584
Investments Purchased with Proceeds from Securities Lending	18,106,004	—	—	18,106,004
Total Investments	$492,251,337	$—	$—	$492,251,337

Aristotle/Saul Global Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,411,597	$12,639,129	$—	$27,050,726
Preferred Stocks	—	1,033,262	—	1,033,262
Total Investments	$14,411,597	$13,672,391	$—	$28,083,988

191

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
Bank Loans. Floating rate bank loan notes (“Bank Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Bank Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of Investments.
The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended March 31, 2026, are summarized in the following table:

Fund	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Aristotle Floating Rate Income Fund	$5,495,120	$5,488,079	$4,638
Aristotle Strategic Income Fund	1,334,224	1,336,266	2,041

Investment Transactions, Investment Income and Expenses. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and interest, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.
Federal Income Taxes. Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders. Each Fund intends to distribute substantially all of its net investment income, as described in the schedule below, and distribute realized capital gains, if any, to shareholders at least annually, although distributions could occur more or less frequently if it is advantageous to the specific Fund and to its shareholders.

192

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
•	Portfolio Optimization and Equity Funds - dividends, if any, are generally declared and paid annually.
•	Core Bond Fund, Core Income Fund, High Yield Bond Fund, Short Duration Income Fund and Strategic Income Fund - dividends, if any, are generally declared and paid monthly.
•	Floating Rate Income Fund, Pacific EXclusive Fund Series H, Pacific EXclusive Fund Series I and Ultra Short Income Fund - dividends, if any, are generally declared daily and paid monthly.
The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Adviser based on each Fund’s average daily net assets. Fees paid to the Adviser for the period ended March 31, 2026 are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Fund	Annual Investment Advisory Fee Rate (as a percentage of average daily net assets)
Aristotle Core Bond Fund	0.35%
Aristotle Core Equity Fund	0.50%
Aristotle Core Income Fund	0.40%
Aristotle Floating Rate Income Fund	0.55%
Aristotle Growth Equity Fund	0.55%
Aristotle High Yield Bond Fund	0.50%
Aristotle International Equity Fund	0.60%
Aristotle Pacific EXclusive Fund Series H	0.00%
Aristotle Pacific EXclusive Fund Series I	0.00%
Aristotle Portfolio Optimization Aggressive Growth Fund	0.20%
Aristotle Portfolio Optimization Conservative Fund	0.20%
Aristotle Portfolio Optimization Growth Fund	0.20%
Aristotle Portfolio Optimization Moderate Conservative Fund	0.20%
Aristotle Portfolio Optimization Moderate Fund	0.20%
Aristotle Short Duration Income Fund	0.25%
Aristotle Small Cap Equity Fund	0.65%
Aristotle Small/Mid Cap Equity Fund	0.65%
Aristotle Strategic Income Fund	0.50%
Aristotle Ultra Short Income Fund	0.25%
Aristotle Value Equity Fund	0.55%
Aristotle/Saul Global Equity Fund	0.60%

The Adviser engages the following sub-advisers to manage the Funds (each a “Sub- Adviser” and collectively the “Sub-Advisers”). The Adviser pays the Sub Advisers from its advisory fees.
Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”)
Aristotle Atlantic, located at 50 Central Avenue, Suite 750, Sarasota, Florida 34236, acts as sub-adviser to Aristotle Core Equity Fund and Aristotle Growth Equity Fund.

193

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
Aristotle Capital Boston, LLC (“Aristotle Boston”)
Aristotle Boston, located at One Federal Street, 36th Floor, Boston, Massachusetts 02110, acts as sub-adviser to Aristotle Small Cap Equity Fund and Aristotle Small/Mid Cap Equity Fund.
Aristotle Capital Management, LLC (“Aristotle Capital”)
Aristotle Capital, located at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, acts as sub-adviser to Aristotle International Equity Fund, Aristotle Value Equity Fund and Aristotle/Saul Global Equity Fund.
Aristotle Pacific Capital, LLC (“Aristotle Pacific”)
Aristotle Pacific, located at 840 Newport Center Drive, Suite 700, Newport Beach, California 92660, acts as sub-adviser to Aristotle Core Bond Fund, Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle High Yield Bond Fund, Aristotle Pacific EXclusive Fund Series H, Aristotle Pacific EXclusive Fund Series I, Aristotle Short Duration Income Fund, Aristotle Strategic Income Fund and Aristotle Ultra Short Income Fund.
Pacific Life Fund Advisors LLC (“PLFA”)
PLFA, located at 700 Newport Center Drive, Newport Beach, California 92660, acts as sub-adviser to Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund and Aristotle Portfolio Optimization Moderate Fund.
The total advisory fee amounts paid to AIS for the period ending March 31, 2026 can be referenced on the Statements of Operations of the Funds.
AIS in its capacity as the Funds’ administrator (the “Administrator”), performs certain administrative services for each of the Funds pursuant to a supervision and administration agreement (as amended and restated from time to time, the “Supervision and Administration Agreement”) with the Trust. Pursuant to the Supervision and Administration Agreement, the Administrator provides the Funds with certain supervisory, administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. The Administrator receives a supervision and administration fee in return for its services. The supervision and administration services provided by the Administrator include, among others, (i) shareholder services, including the preparation of shareholder reports and the maintenance of a shareholder call center; (ii) regulatory compliance, such as report filings with the SEC and state or other regulatory authorities; and (iii) general supervision and coordination of matters relating to the operation of the Funds, including coordination of the services performed by the Funds’ advisers, custodian, transfer agent, dividend disbursing agent, recordkeeping agent, legal counsel, independent public accountants and others. The Administrator pays for and furnishes the office space and equipment necessary to carry out the Funds’ business and pays the compensation of the Trust’s officers and employees. In addition, the Administrator is responsible for arranging the services and bearing the expenses of the Trust’s service providers, including, among others, legal, audit, transfer agency, and recordkeeping services. The Administrator is also responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders.
The supervision and administration fee for each class of each Fund is paid at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class’s shares taken separately):

Fund	Supervision and Administration Fee
Aristotle Core Bond Fund
Class H	0.13%
Class I	0.09%*
Class I-2	0.13%
Aristotle Core Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%

194

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)

Fund	Supervision and Administration Fee
Aristotle Core Income Fund
Class A	0.20%
Class C	0.20%
Class H	0.06%
Class I	0.05%
Class I-2	0.15%
Aristotle Floating Rate Income Fund
Class A	0.20%
Class C	0.20%
Class I	0.12%
Class I-2	0.20%
Aristotle Growth Equity Fund
Class A	0.15%
Class I	0.15%
Class I-2	0.15%
Aristotle High Yield Bond Fund
Class A	0.20%
Class C	0.20%
Class I	0.05%
Class I-2	0.15%
Aristotle International Equity Fund
Class A	0.18%
Class I	0.18%
Class I-2	0.18%
Aristotle Pacific EXclusive Fund Series H	0.00%
Aristotle Pacific EXclusive Fund Series I	0.00%
Aristotle Portfolio Optimization Aggressive Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Growth Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Conservative Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%
Aristotle Portfolio Optimization Moderate Fund
Class A	0.25%
Class C	0.25%
Class I-2	0.25%

195

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)

Fund	Supervision and Administration Fee
Aristotle Short Duration Income Fund
Class A	0.25%
Class C	0.25%
Class H	0.15%
Class I	0.14%
Class I-2	0.24%
Aristotle Small Cap Equity Fund
Class A	0.25%
Class C	0.25%
Class I	0.25%
Class R6	0.20%
Class I-2	0.25%
Aristotle Small/Mid Cap Equity Fund
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class I-2	0.25%
Aristotle Strategic Income Fund
Class A	0.19%
Class C	0.19%
Class H	0.10%
Class I	0.09%
Class I-2	0.19%
Aristotle Ultra Short Income Fund
Class A	0.07%
Class H	0.07%
Class I	0.07%
Class I-2	0.07%
Aristotle Value Equity Fund
Class A	0.14%
Class I	0.14%
Class I-2	0.14%
Class R6	0.06%
Aristotle/Saul Global Equity Fund
Class I-2	0.18%

*	Effective December 29, 2025, the supervision and administration fee for Core Bond Class I was reduced from 0.13% to 0.09%.
The total supervision and administration fee amounts paid to AIS for the period ending March 31, 2026 can be referenced on the Statements of Operations of the Funds.
AIS has contractually agreed that to the extent that the aggregate expenses (the “Expenses”) incurred by a Fund, including but not limited to organizational and offering costs and the fees (but excluding acquired fund fees and expenses, interest, fees associated with any credit facility, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures which are capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), with the exception of the Aristotle Portfolio Optimization Funds, for which acquired fund fees and expenses are also included within the Total Limit On Annual Operating Expenses specified below, exceed on an annual basis such amounts specified below, AIS shall waive its fees under either or both of the Supervision and Administration Agreement and Advisory Agreement in an amount equal to such excess amount, or in the case of Aristotle Pacific EXclusive Fund

196

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
Series H and Aristotle Pacific EXclusive Fund Series I, to bear other expenses of or make payments to each Fund, so that the Expenses incurred by a Fund in any fiscal year do not exceed the expense limit. Waived expenses through August 1, 2025, are not subject to future recoupment. AIS may recoup waived fees after August 1, 2025, under certain circumstances, for all Funds and share classes, except for Aristotle Small Cap Equity Fund Class I and Class I-2 shares, and for all share classes of Aristotle International Equity Fund, Aristotle Value Equity Fund, Aristotle/Saul Global Equity Fund and Aristotle Core Equity Fund, for which fees waived after August 1, 2026 are recoupable. Expenses paid or reimbursements made by AIS to Aristotle Pacific EXclusive Fund Series H and Aristotle Pacific EXclusive Fund Series I are not recoupable.

	Agreement Expires	Class A	Total Limit on Annual Operating Expenses†
Fund			Class C	Class H	Class I	Class I-2	Class R6/ Total Fund
Aristotle Core Bond Fund	July 31, 2028	—	—	0.48%	0.44%*	0.48%	—
Aristotle Core Equity Fund	July 31, 2028	—	—	—	0.65%	0.65%	—
Aristotle Core Income Fund	July 31, 2028	0.85%	1.60%	0.46%	0.45%	0.55%	—
Aristotle Floating Rate Income Fund	July 31, 2028	1.02%	1.77%	—	0.72%	0.77%	—
Aristotle Growth Equity Fund	July 31, 2028	—	—	—	0.70%	—	—
Aristotle High Yield Bond Fund	July 31, 2028	0.95%	1.70%	—	0.55%	0.65%	—
Aristotle International Equity Fund	July 31, 2028	—	—	—	0.78%	0.78%	—
Aristotle Pacific EXclusive Fund Series H	Never	—	—	—	—	—	0.00%
Aristotle Pacific EXclusive Fund Series I	Never	—	—	—	—	—	0.00%
Aristotle Portfolio Optimization Aggressive Growth Fund	July 31, 2028	1.26%	2.01%	—	—	1.01%	—
Aristotle Portfolio Optimization Conservative Fund	July 31, 2028	1.22%	1.97%	—	—	0.97%	—
Aristotle Portfolio Optimization Growth Fund	July 31, 2028	1.25%	2.00%	—	—	1.00%	—
Aristotle Portfolio Optimization Moderate Conservative Fund	July 31, 2028	1.22%	1.97%	—	—	0.97%	—
Aristotle Portfolio Optimization Moderate Fund	July 31, 2028	1.23%	1.98%	—	—	0.98%	—
Aristotle Short Duration Fund	July 31, 2028	0.75%	1.50%	0.40%	0.39%	0.49%	—
Aristotle Small Cap Equity Fund	July 31, 2028	1.20%	1.95%	—	0.90%	0.90%	0.85%
Aristotle Small/Mid Cap Equity Fund	July 31, 2028	1.20%	1.95%	—	0.85%	0.95%	—
Aristotle Strategic Income Fund	July 31, 2028	0.94%	1.69%	0.60%	0.59%	0.69%	—
Aristotle Ultra Short Income Fund	July 31, 2028	0.57%	—	0.32%	0.32%	0.32%	—
Aristotle Value Equity Fund	July 31, 2028	—	—	—	0.69%	0.69%	0.61%
Aristotle/Saul Global Equity Fund	July 31, 2028	—	—	—	—	0.78%	—

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	Effective December 29, 2025 the total limit on annual operation expenses for Aristotle Core Bond Fund was reduced from 0.48% to 0.44%.
The total expense reimbursement amounts paid by AIS for the period ended March 31, 2026 can be references on the Statements of Operations of the Funds.
NOTE 4 – FEDERAL INCOME TAX INFORMATION
Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the fiscal year ended March 31, 2026, to qualify as a RIC and

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is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.
Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.
On the Statements of Assets and Liabilities, the following adjustments were made:

Fund	Total Distributional Earnings (Loss)	Capital Stock
Aristotle Growth Equity Fund	$467,498	$(467,498)
Aristotle Ultra Short Income Fund	1,356	(1,356)
Aristotle/Saul Global Equity Fund	(340)	340

Accumulated capital losses represent net capital loss carryovers as of March 31, 2026 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2026 and capital loss carryover from prior years utilized during the fiscal year ended March 31, 2026, as applicable:

	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2026
Fund	Short Term	Long Term
Aristotle Core Bond Fund	$(115,956)	$(2,697,026)	$(2,812,982)	$—
Aristotle Core Equity Fund	—	—	—	—
Aristotle Core Income Fund	(14,159,538)	(57,130,792)	(71,290,330)	—
Aristotle Floating Rate Income Fund	(81,050,099)	(245,860,901)	(326,911,000)	—
Aristotle Growth Equity Fund	—	—	—	—
Aristotle High Yield Bond Fund	(4,853,303)	(15,847,605)	(20,700,908)	—
Aristotle International Equity Fund	—	—	—	(7,234,007)
Aristotle Pacific EXclusive Fund Series H	—	—	—	—
Aristotle Pacific EXclusive Fund Series I	(542)	—	(542)	—
Aristotle Portfolio Optimization Aggressive Growth Fund	—	—	—	—
Aristotle Portfolio Optimization Conservative Fund	(466,058)	(8,862,298)	(9,328,356)	(2,772,510)
Aristotle Portfolio Optimization Growth Fund	—	—	—	—
Aristotle Portfolio Optimization Moderate Conservative Fund	(413,100)	(5,039,039)	(5,452,139)	(7,159,663)
Aristotle Portfolio Optimization Moderate Fund	—	—	—	—
Aristotle Short Duration Income Fund	(4,432,212)	(17,019,941)	(21,452,153)	(2,983,535)
Aristotle Small Cap Equity Fund	—	—	—	—
Aristotle Small/Mid Cap Equity Fund	—	—	—	—

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March 31, 2026(Continued)

	Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2026
Fund	Short Term	Long Term
Aristotle Strategic Income Fund	$(8,093,372)	$(96,460,564)	$(104,553,936)	$(94,274)
Aristotle Ultra Short Income Fund	—	—	—	(32,304)
Aristotle Value Equity Fund	—	—	—	—
Aristotle/Saul Global Equity Fund	—	—	—	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively. Aristotle Pacific EXclusive Fund Series H had post-October losses of $16,882.
At March 31, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

Fund	Aristotle Core Bond Fund	Aristotle Core Equity Fund	Aristotle Core Income Fund	Aristotle Floating Rate Income Fund	Aristotle Growth Equity Fund
Cost of Portfolio	$266,611,621	$330,488,650	$3,267,533,013	$3,500,735,273	$142,842,906
Gross Unrealized Appreciation	1,124,416	198,777,371	20,575,477	12,741,560	82,780,494
Gross Unrealized Depreciation	(2,334,840)	(13,966,468)	(77,578,952)	(62,898,853)	(7,389,435)
Net Unrealized Appreciation/ (Depreciation)	(1,210,424)	184,810,903	(57,003,475)	(49,957,293)	75,391,059
Undistributed Ordinary Income	53,403	144,660	1,325,654	2,994,814	—
Undistributed Long-Term Capital Gains	—	14,625,439	—	—	8,001,659
Other Accumulated Gains/(Losses)	(2,857,569)	—	(72,488,482)	(330,167,570)	—
Total Distributable Earnings/(Loss)	(4,014,590)	199,581,002	(128,166,303)	(377,130,049)	83,392,718

Fund	Aristotle High Yield Bond Fund	Aristotle International Equity Fund	Aristotle Pacific EXclusive Fund Series H	Aristotle Pacific EXclusive Fund Series I	Aristotle Portfolio Optimization Aggressive Growth Fund
Cost of Portfolio	$103,842,436	$415,366,477	$5,123,251	$3,476,641	$263,138,557
Gross Unrealized Appreciation	1,008,289	183,452,375	6,489	7,075	45,799,938
Gross Unrealized Appreciation on Foreign Currencies	—	93,223	—	—	—
Gross Unrealized Depreciation	(2,451,126)	(35,058,741)	(95,401)	(13,657)	(4,396,174)
Net Unrealized Appreciation/ (Depreciation)	(1,442,837)	148,486,857	(88,912)	(6,582)	41,403,764
Undistributed Ordinary Income	9,724	388,540	4	1,802	1,993,096
Undistributed Long-Term Capital Gains	—	7,176,791	—	—	11,620,930
Other Accumulated Gains/(Losses)	(20,704,143)	—	(16,882)	(542)	—
Total Distributable Earnings/(Loss)	(22,137,256)	156,052,188	(105,790)	(5,322)	55,017,790

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March 31, 2026(Continued)

Fund	Aristotle Portfolio Optimization Conservative Fund	Aristotle Portfolio Optimization Growth Fund	Aristotle Portfolio Optimization Moderate Conservative Fund	Aristotle Portfolio Optimization Moderate Fund	Aristotle Short Duration Income Fund
Cost of Portfolio	$121,603,040	$616,492,799	$177,988,199	$623,134,861	$992,066,283
Gross Unrealized Appreciation	5,620,906	82,599,116	13,881,650	70,935,119	5,033,212
Gross Unrealized Depreciation	(807,907)	(6,516,112)	(2,153,309)	(8,851,915)	(5,593,384)
Net Unrealized Appreciation/ (Depreciation)	4,812,999	76,083,004	11,728,341	62,083,204	(560,172)
Undistributed Ordinary Income	3,999,956	5,435,059	4,797,528	7,142,306	140,001
Undistributed Long-Term Capital Gains	—	25,955,532	—	24,260,545	—
Other Accumulated Gains/(Losses)	(9,328,432)	—	(5,452,139)	—	(21,554,549)
Total Distributable Earnings/(Loss)	(515,477)	107,473,595	11,073,730	93,486,055	(21,974,720)

Fund	Aristotle Small Cap Equity Fund	Aristotle Small/Mid Cap Equity Fund	Aristotle Strategic Income Fund	Aristotle Ultra Short Income Fund	Aristotle Value Equity Fund
Cost of Portfolio	$88,220,054	$19,274,941	$4,574,869,381	$42,003,193	$350,040,590
Gross Unrealized Appreciation	37,395,361	5,368,776	41,980,731	115,548	154,626,776
Gross Unrealized Depreciation	(12,404,734)	(3,113,696)	(71,457,346)	(71,139)	(12,416,029)
Net Unrealized Appreciation/ (Depreciation)	24,990,627	2,255,080	(29,476,615)	44,409	142,210,747
Undistributed Ordinary Income	110,899	69,226	2,848,061	16,473	914,943
Undistributed Long-Term Capital Gains	8,370,418	2,090,295	—	6,662	20,724,260
Other Accumulated Gains/(Losses)	—	—	(107,176,816)	—	—
Total Distributable Earnings/(Loss)	33,471,944	4,414,601	(133,805,370)	67,544	163,849,950

Fund	Aristotle/Saul Global Equity Fund
Cost of Portfolio	$17,148,675
Gross Unrealized Appreciation	11,561,182
Gross Unrealized Depreciation	2,761
Gross Unrealized Depreciation on Foreign Currencies	(625,869)
Net Unrealized Appreciation/ (Depreciation)	10,938,074
Undistributed Ordinary Income	154,494
Undistributed Long-Term Capital Gains	1,494,350
Other Accumulated Gains/(Losses)	—
Total Distributable Earnings/(Loss)	$12,586,918

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision

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March 31, 2026(Continued)
for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2023.
TAX CHARACTER OF DISTRIBUTIONS
The tax character of income and capital gains distributions to shareholders during the fiscal years ended March 31, 2026 and March 31, 2025 were as follows:

	For the Year Ended March 31, 2026			For the Year Ended March 31, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
Aristotle Core Bond Fund	$6,702,503	$—	$6,702,503	$973,681	$—	$973,681
Aristotle Core Equity Fund	1,056,268	22,434,630	23,490,898	1,092,258	9,067,677	10,159,935
Aristotle Core Income Fund	146,335,414	—	146,335,414	140,400,534	—	140,400,534
Aristotle Floating Rate Income Fund	273,595,052	—	273,595,052	332,621,616	—	332,621,616
Aristotle Growth Equity Fund	—	41,483,994	41,483,994	733,053	23,763,207	24,496,260
Aristotle High Yield Bond Fund	6,728,000	—	6,728,000	6,588,568	—	6,588,568
Aristotle International Equity Fund	9,728,606	7,264,960	16,993,566	9,169,090	—	9,169,090
Aristotle Pacific EXclusive Fund Series H	241,233	—	241,233	—	—	—
Aristotle Pacific EXclusive Fund Series I	129,916	—	129,916	—	—	—
Aristotle Portfolio Optimization Aggressive Growth Fund	7,822,390	12,756,732	20,579,122	5,622,857	—	5,622,857
Aristotle Portfolio Optimization Conservative Fund	4,489,222	—	4,489,222	5,351,975	—	5,351,975
Aristotle Portfolio Optimization Growth Fund	19,733,320	38,051,145	57,784,465	16,742,589	—	16,742,589
Aristotle Portfolio Optimization Moderate Conservative Fund	5,467,595	—	5,467,595	6,980,538	—	6,980,538
Aristotle Portfolio Optimization Moderate Fund	25,688,902	21,472,082	47,160,984	20,301,661	—	20,301,661
Aristotle Short Duration Income Fund	43,636,495	—	43,636,495	42,851,568	—	42,851,568
Aristotle Small Cap Equity Fund	380,396	8,370,656	8,751,052	665,600	1,446,935	2,112,535
Aristotle Small/Mid Cap Equity Fund	174,371	4,112,983	4,287,354	331,867	3,064,466	3,396,333
Aristotle Strategic Income Fund	220,435,655	—	220,435,655	193,146,733	—	193,146,733
Aristotle Ultra Short Income Fund	1,556,991	7,143	1,564,134	2,142,414	—	2,142,414
Aristotle Value Equity Fund	9,667,802	44,166,326	53,834,128	10,026,648	11,150,433	21,177,081
Aristotle/Saul Global Equity Fund	607,211	3,131,310	3,738,521	552,132	9,512,155	10,064,287

The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
NOTE 5 – DISTRIBUTION AND SERVICE PLAN
Class A shares and Class C shares have adopted a Distribution and Service Plan in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act. For the period ended March 31, 2026, distribution and service fees incurred are disclosed on the Statements of Operations. The Plan provides for the payment of distribution and service fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and up to 1.00% of average daily net assets attributable to Class C shares.

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March 31, 2026(Continued)
NOTE 6 – INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties of the Trust. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
NOTE 7 – FUND OF FUNDS
Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Portfolio Optimization Growth Fund and Aristotle Portfolio Optimization Aggressive Growth Fund each operate as a “fund of funds,” by investing in a combination of underlying funds, including Funds that are actively managed by an affiliate of AIS and unaffiliated exchange-traded funds (“ETFs”) (the “Underlying Funds”). The allocation of the Funds’ assets between underlying funds sub-advised by an affiliate of AIS and unaffiliated ETFs will vary over time, although PLFA currently expects to invest, under normal circumstances, between 40% and 90% of each Fund’s assets in Underlying Funds sub-advised by an affiliate of AIS. Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges below. AIS believes that investing in Underlying Funds provides each Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund may buy Underlying Funds managed by AIS or its affiliates, which in turn, invest in various securities, including ETFs. Each Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.

Broad Asset Class Allocation
	Debt	Equity
Aristotle Portfolio Optimization Aggressive Growth Fund	0-15%	85-100%
Aristotle Portfolio Optimization Conservative Fund	70-85%	15-30%
Aristotle Portfolio Optimization Growth Fund	15-30%	70-85%
Aristotle Portfolio Optimization Moderate Conservative Fund	50-70%	30-50%
Aristotle Portfolio Optimization Moderate Fund	30-50%	50-70%

Aristotle Portfolio Optimization Aggressive Growth Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

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March 31, 2026(Continued)

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$—	$3,866,935	$(1,265,057)	$(5,035)	$(18,918)	$2,577,925	$51,405	$ —	295,295
Aristotle Core Equity Fund - Class I	58,203,217	8,609,117	(18,845,553)	471,715	8,645,000	57,083,496	2,568,097	—	3,689,948
Aristotle Core Income Fund - Class I	—	1,542,712	(38,188)	(86)	(13,955)	1,490,483	10,719	—	154,936
Aristotle Floating Rate Income Fund - Class I	1,301,955	437,118	(359,340)	(4,421)	(19,921)	1,355,391	98,119	—	147,165
Aristotle Growth Equity Fund - Class I	42,784,362	13,243,456	(17,710,319)	2,273,925	(2,401,384)	38,190,040	7,689,771	—	2,882,267
Aristotle High Yield Bond Fund - Class I	6,408,321	5,995,323	(4,178,539)	(102,454)	(29,927)	8,092,724	434,726	—	891,269
Aristotle International Equity Fund - Class I	27,847,254	5,319,159	(11,714,355)	1,205,547	1,780,349	24,437,954	857,246	—	1,928,805
Aristotle Short Duration Income Fund - Class I	—	8,826,708	(3,396,283)	(5,536)	(16,163)	5,408,726	235,100	—	530,788
	$136,545,109	$47,840,528	$(57,507,634)	$3,833,655	$7,925,081	$138,636,739	$11,945,183	$—	10,520,473

Aristotle Portfolio Optimization Conservative Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$10,418,844	$34,051,487	$(5,711,120)	$(7,109)	$(9,225)	$38,742,877	$1,035,964	$ —	4,437,901
Aristotle Core Equity Fund - Class I	7,961,246	1,197,384	(2,913,037)	86,629	1,145,557	7,477,779	335,869	$—	483,373
Aristotle Core Income Fund - Class I	51,156,080	3,282,542	(37,866,451)	(42,165)	68,840	16,598,846	1,567,808	$—	1,725,452
Aristotle Floating Rate Income Fund - Class I	4,508,199	438,139	(2,549,559)	(33,410)	(8,904)	2,354,465	216,180	$—	255,642
Aristotle Growth Equity Fund - Class I	6,052,589	1,778,102	(4,181,711)	732,672	(427,958)	3,953,694	676,332	$—	298,392
Aristotle High Yield Bond Fund - Class I	8,280,997	7,014,764	(2,893,957)	(21,110)	(75,892)	12,304,802	759,735	$—	1,355,154
Aristotle International Equity Fund - Class I	—	2,658,401	(1,661,503)	107,360	75,438	1,179,696	41,439	$—	93,109
Aristotle Short Duration Income Fund - Class I	13,502,652	4,476,933	(7,399,922)	59,433	(67,509)	10,571,587	542,066	$—	1,037,447
	$101,880,607	$54,897,752	$(65,177,260)	$882,300	$700,347	$93,183,746	$5,175,393	$—	9,686,470

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Notes to Financial Statements
March 31, 2026(Continued)
Aristotle Portfolio Optimization Growth Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$—	$54,544,123	$(6,176,379)	$3,798	$594	$48,372,136	$1,207,953	$—	5,540,909
Aristotle Core Equity Fund - Class I	114,756,082	17,394,833	(31,057,709)	444,069	17,347,023	118,884,298	5,367,880	—	7,684,829
Aristotle Core Income Fund - Class I	57,489,314	10,638,258	(46,004,442)	(90,501)	136,696	22,169,325	1,827,699	—	2,304,504
Aristotle Floating Rate Income Fund - Class I	9,121,231	786,015	(6,779,497)	(93,945)	32,621	3,066,425	287,200	—	332,945
Aristotle Growth Equity Fund - Class I	87,604,328	34,419,307	(42,662,804)	5,239,494	(5,387,188)	79,213,137	14,143,774	—	5,978,350
Aristotle High Yield Bond Fund - Class I	24,052,865	5,144,853	(10,793,004)	(276,810)	182,048	18,309,952	1,294,150	—	2,016,515
Aristotle International Equity Fund - Class I	59,363,633	6,123,209	(41,250,404)	7,804,957	(1,324,143)	30,717,252	1,077,894	—	2,424,408
Aristotle Short Duration Income Fund - Class I	3,035,448	37,946,594	(10,320,834)	11,341	(79,806)	30,592,743	1,411,544	—	3,002,232
	$355,422,901	$166,997,192	$(195,045,073)	$13,042,403	$10,907,845	$351,325,268	$26,618,094	$ —	29,284,692

Aristotle Portfolio Optimization Moderate Conservative Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

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March 31, 2026(Continued)

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$3,771,733	$47,036,960	$(5,891,988)	$10,352	$13,351	$44,940,408	$1,210,421	$—	5,147,813
Aristotle Core Equity Fund - Class I	17,171,996	9,634,166	(5,927,015)	78,733	2,870,043	23,827,923	1,072,364	—	1,540,267
Aristotle Core Income Fund - Class I	63,784,244	5,932,223	(50,591,835)	(76,888)	165,962	19,213,706	1,842,696	—	1,997,267
Aristotle Floating Rate Income Fund - Class I	5,654,825	493,100	(3,430,669)	(40,047)	(4,524)	2,672,685	234,325	—	290,194
Aristotle Growth Equity Fund - Class I	13,432,833	4,793,482	(7,998,065)	1,102,742	(863,969)	10,467,023	1,747,436	—	789,964
Aristotle High Yield Bond Fund - Class I	13,049,257	5,317,987	(3,205,229)	(30,199)	(57,471)	15,074,345	968,550	—	1,660,170
Aristotle International Equity Fund - Class I	9,202,502	4,367,825	(7,698,262)	999,295	269,686	7,141,046	251,124	—	563,618
Aristotle Short Duration Income Fund - Class I	9,408,744	6,583,301	(3,535,828)	4,930	(17,125)	12,444,022	576,688	—	1,221,199
	$135,476,134	$84,159,044	$(88,278,891)	$2,048,918	$2,375,953	$135,781,158	$7,903,604	$ —	13,210,492

Aristotle Portfolio Optimization Moderate Fund
Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value, Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, End of Period	Distributions Received	Interest Income	Shares, End of Period
Aristotle Core Bond Fund - Class I	$—	$123,299,361	$(14,473,276)	$(3,428)	$(68,312)	$108,754,345	$2,743,067	$—	12,457,542
Aristotle Core Equity Fund - Class I	101,694,777	25,104,208	(30,115,381)	741,976	15,785,767	113,211,347	5,161,623	—	7,318,122
Aristotle Core Income Fund - Class I	142,224,176	17,494,422	(111,986,832)	(286,753)	321,609	47,766,622	4,247,906	—	4,965,345
Aristotle Floating Rate Income Fund - Class I	16,618,455	1,369,349	(11,488,842)	(138,417)	27,780	6,388,325	595,245	—	693,629
Aristotle Growth Equity Fund - Class I	81,696,566	41,032,010	(35,477,888)	1,928,034	(4,532,080)	84,646,642	16,607,428	—	6,388,426
Aristotle High Yield Bond Fund - Class I	36,153,422	7,430,910	(21,260,680)	(157,329)	84,889	22,251,212	1,623,033	—	2,450,574
Aristotle International Equity Fund - Class I	45,426,322	2,090,823	(26,716,802)	5,309,483	(511,759)	25,598,067	911,355	—	2,020,368
Aristotle Short Duration Income Fund - Class I	33,178,830	31,662,336	(20,238,835)	77,110	(67,293)	44,612,148	2,268,855	—	4,378,032
	$456,992,548	$249,483,419	$(271,758,536)	$7,470,676	$11,040,601	$453,228,708	$34,158,512	$ —	40,672,038

205

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
NOTE 8 – RESTRICTED AND ILLIQUID SECURITIES
No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. AIS, with the assistance of the Sub-Advisers and/or pricing services, will determine the value of such securities in good faith pursuant to its fair valuation procedures. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity risk management program adopted pursuant to Rule 22e-4 under the 1940 Act.
NOTE 9 – FOREIGN SECURITIES
For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a Fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Adviser’s valuation procedures.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized gain (loss) on foreign currencies include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.
The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

206

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
NOTE 10 – INVESTMENT TRANSACTIONS
For the period ended March 31, 2026, purchases and sales of investments, excluding U.S. government securities, were as follows:

	Purchases	Sales
Aristotle Core Bond Fund	$228,076,644	$58,931,305
Aristotle Core Equity Fund	$86,164,722	$160,723,826
Aristotle Core Income Fund	$1,907,626,986	$1,744,680,574
Aristotle Floating Rate Income Fund	$6,451,495,345	$7,141,366,943
Aristotle Growth Equity Fund	$83,022,003	$136,457,751
Aristotle High Yield Bond Fund	$68,905,972	$79,631,076
Aristotle International Equity Fund	$94,546,375	$139,589,204
Aristotle Pacific EXclusive Funds Series H	$6,797,792	$1,656,477
Aristotle Pacific EXclusive Funds Series I	$4,873,092	$1,401,301
Aristotle Portfolio Optimization Aggressive Growth Fund	$92,307,664	$107,808,980
Aristotle Portfolio Optimization Conservative Fund	$68,870,342	$83,413,997
Aristotle Portfolio Optimization Growth Fund	$260,244,347	$308,149,336
Aristotle Portfolio Optimization Moderate Conservative Fund	$104,990,028	$124,096,221
Aristotle Portfolio Optimization Moderate Fund	$318,208,829	$382,460,359
Aristotle Short Duration Income Fund	$730,451,909	$620,972,119
Aristotle Small Cap Equity Fund	$33,778,847	$77,741,640
Aristotle Small/Mid Cap Equity Fund	$7,014,385	$22,515,901
Aristotle Strategic Income Fund	$2,984,444,305	$2,568,604,692
Aristotle Ultra Short Income Fund	$31,681,822	$35,927,950
Aristotle Value Equity Fund	$94,019,364	$208,809,890
Aristotle/Saul Global Equity Fund	$3,121,574	$9,515,886

For the period ended March 31, 2026, purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales
Aristotle Core Bond Fund	$218,251,445	$160,401,643
Aristotle Core Income Fund	$445,287,098	$650,475,003
Aristotle Short Duration Income Fund	$194,029,613	$220,807,107
Aristotle Strategic Income Fund	$289,381,460	$176,712,890

NOTE 11 – SERVICE, CUSTODY, AND LINE OF CREDIT AGREEMENTS
The Funds have entered into service agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, sub-administrative, accounting and custody services. The Funds have established an uncommitted line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral, for all Funds except Aristotle Floating Rate Income Fund. Advances under the uncommitted LoC are limited to the lesser of the facility amount of $400 million, 20% of the borrowing Fund’s market value, or 33 1/3% of the borrowing Fund’s unencumbered assets. The uncommitted LoC has drawn pricing of the Prime Rate minus 1%.
Aristotle Floating Rate Income Fund has established a committed LoC with USB, as the lead arranger and administrative agent, to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Fund’s portfolio as collateral. Advances under the committed line of credit facility are limited to $250 million. The committed line of credit has drawn pricing of the overnight rate + 120 basis points (“bps”) (10 bp credit spread adjustment) and a commitment fee of 30 basis points.

207

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
The aggregate outstanding principal balance of all loans and other borrowings shall not exceed:
•	The maximum amount permitted to be borrowed by a Fund (the “Borrower”) under the Borrower’s fundamental policies and operating policies
•
The maximum amount permitted to be lent to the Borrower under the intercreditor agreement and in conformity with applicable law and with the regulations of the Board of Governors of the Federal Reserve System.

•	20% (or such lower percentage as may be stated in the Borrower’s offering documents) of the Adjusted Total Net Assets of the Borrower.
During the period from April 1, 2025 to March 31, 2026, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Aristotle/Saul Global Equity Fund	$4,890	5.75%	$585,000

NOTE 12 – TRUSTEE COMPENSATION
For each fiscal year, each trustee who is not deemed to be an “interested person” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”) receives a retainer fee of $157,500. The Chairman of the Board receives additional compensation of $20,000. The chairs of the Audit Committee and Nominating and Fund Governance Committee receive additional compensation of $10,000 and $7,000, respectively. Along with this compensation, the Independent Trustees are reimbursed for expenses incurred in connection with attendance at quarterly meetings. The retainer fees and expense reimbursements are allocated proportionally to each Fund within the Trust based on net assets. No compensation is paid by the Trust to any of the Trust’s officers or the interested trustee.
NOTE 13 – SECURITIES LENDING
Following the terms of a securities lending agreement with Securities Finance Trust Company d/b/a eSecLending (the “Securities Lending Agent” or “SLA”), the Funds may lend securities from their portfolios to brokers, dealers and financial institutions approved as borrowers, in order to increase the return on their portfolios, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the SLA on behalf of each Fund on the next business day. Loans are marked to market daily and the margin restored in the event the collateralization is below 100% of the value of the securities loaned. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the Securities Lending Agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the SLA, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in

208

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)
recovering the loaned securities or only recover cash or a security of equivalent value. As of March 31, 2026, the following Funds participated in securities lending and had the following amounts out on loan:

Fund	Value of Securities on Loan	Collateral Value
Aristotle Core Equity Fund	$1,884,770	$1,804,599
Aristotle Core Income Fund	148,053,703	151,861,706
Aristotle Floating Rate Income Fund	82,211,405	83,557,595
Aristotle Growth Equity Fund	773,262	740,430
Aristotle High Yield Bond Fund	5,541,604	5,739,115
Aristotle Portfolio Optimization Aggressive Growth Fund	33,171,511	32,791,926
Aristotle Portfolio Optimization Conservative Fund	8,600,340	8,619,250
Aristotle Portfolio Optimization Growth Fund	77,922,353	77,348,875
Aristotle Portfolio Optimization Moderate Conservative Fund	11,194,249	11,181,250
Aristotle Portfolio Optimization Moderate Fund	45,011,488	44,783,345
Aristotle Short Duration Income Fund	13,620,219	13,573,030
Aristotle Small Cap Equity Fund	379,180	489,000
Aristotle Strategic Income Fund	378,347,329	395,362,505
Aristotle Ultra Short Income Fund	199,914	204,500
Aristotle Value Equity Fund	18,443,078	18,106,004

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested either in the GS Financial Square Government Fund of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments, or a daily repurchase agreement invested in U.S. government debt or U.S. agency debt with a minimum issuer rating of Standard & Poor’s A+ or Moody’s A1. The net income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the SLA.
Due to the absence of a master netting agreement related to the Funds’ participating in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 14 – SUBSEQUENT EVENTS EVALUATION
In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events.
Subsequent to period end, the Trust announced that a shareholder meeting would be held to elect the members of the Board of Trustees. The outcome of the shareholder vote was not known as of the date these financial statements were issued.
NOTE 15 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Aristotle Core Bond Fund	Aristotle Portfolio Optimization Moderate Fund	40.31%
Aristotle Core Equity Fund	Aristotle Portfolio Optimization Growth Fund	27.65%
Aristotle Core Equity Fund	Aristotle Portfolio Optimization Moderate Fund	26.35%

209

Aristotle Funds Series Trust
Notes to Financial Statements
March 31, 2026(Continued)

Fund	Shareholder	Percent of Shares Held
Aristotle Growth Equity Fund	Aristotle Portfolio Optimization Moderate Fund	38.38%
Aristotle Growth Equity Fund	Aristotle Portfolio Optimization Growth Fund	35.89%
Aristotle International Equity Fund	Charles Schwab & Company L.P.	27.50%
Aristotle International Equity Fund	National Finance Services LLC	29.43%
Aristotle Pacific EXclusive Fund Series H	Aristotle Capital Management, LLC	87.98%
Aristotle Pacific EXclusive Fund Series I	Aristotle Capital Management, LLC	73.10%
Aristotle Small Cap Equity Fund	National Financial Services LLC	45.79%
Aristotle Small/Mid Cap Equity Fund	Charles Schwab & Company L.P.	25.57%
Aristotle Ultra Short Income Fund	Charles Schwab & Company L.P.	30.81%
Aristotle Ultra Short Income Fund	National Financial Services LLC	42.22%

Accounting Standards Update
In December 2023, the Financial Accounting Standards Board (“FASB”) issued 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including disaggregation of income taxes paid by jurisdiction and enhancements to the rate reconciliation.
The Funds adopted ASU 2023-09 during the current fiscal year. The adoption did not have a material impact on the Fund’s financial statements or disclosures.

210

ARISTOTLE FUNDS SERIES TRUST
Report of Independent Registered Public Accounting Firm
To the Shareholders and
Board of Trustees of the
Aristotle Funds Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Aristotle Core Bond Fund, Aristotle Core Equity Fund, Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle Growth Equity Fund, Aristotle High Yield Bond Fund, Aristotle International Equity Fund, Aristotle Pacific Exclusive Fund Series H, Aristotle Pacific Exclusive Fund Series I, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Short Duration Income Fund, Aristotle Small Cap Equity Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Strategic Income Fund, Aristotle Ultra Short Income Fund, Aristotle Value Equity Fund and Aristotle/Saul Global Equity Fund (the “Funds”), each a series of Aristotle Funds Series Trust (the “Trust”), including the schedules of investments, as of March 31, 2026, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2026, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Aristotle Funds Series Trust	Statement of Operations	Statements of Changes In Net Assets	Financial Highlights
Aristotle Core Bond Fund, Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle Growth Equity Fund, Aristotle High Yield Bond Fund, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Short Duration Income Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Strategic Income Fund, and Aristotle Ultra Short Income Fund
	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026
Aristotle Core Equity Fund, Aristotle International Equity Fund, Aristotle Small Cap Equity Fund, Aristotle/Saul Global Equity Fund, and Aristotle Value Equity Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the two years in the period ended March 31, 2026, and for the three months period ended March 31, 2024 and for each of the three years in the period ended December 31, 2023
Aristotle Pacific EXclusive Fund Series H and Aristotle Pacific EXclusive Fund Series I	For the period June 23, 2025 (commencement of operations) through March 31, 2026	For the period June 23, 2025 (commencement of operations) through March 31, 2026	For the period June 23, 2025 (commencement of operations) through March 31, 2026

With respect to Aristotle Core Bond Fund, Aristotle Core Income Fund, Aristotle Floating Rate Income Fund, Aristotle Growth Equity Fund, Aristotle High Yield Bond Fund, Aristotle Portfolio Optimization Aggressive Growth Fund, Aristotle Portfolio Optimization Conservative Fund, Aristotle Portfolio Optimization Growth Fund, Aristotle Portfolio Optimization Moderate Conservative Fund, Aristotle Portfolio Optimization Moderate Fund, Aristotle Short

211

ARISTOTLE FUNDS SERIES TRUST
Report of Independent Registered Public Accounting Firm(Continued)
Duration Income Fund, Aristotle Small/Mid Cap Equity Fund, Aristotle Strategic Income Fund, and Aristotle Ultra Short Income Fund, the financial highlights for each of the two years in the period ended March 31, 2023 were audited by other auditors, whose report dated May 24, 2023 expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2012.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 28, 2026

212

Aristotle Funds Series Trust
Additional Notices
March 31, 2026
Other Tax Information (Unaudited)
The Funds designated the following percentages of dividends during the year ended March 31, 2026 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends Received Deduction % for Corporate Shareholders	% of Dividends as Qualified Income
Aristotle Core Bond Fund	0.00%	0.00%
Aristotle Core Equity Fund	100.00%	100.00%
Aristotle Core Income Fund	0.00%	0.00%
Aristotle Floating Rate Income Fund	0.00%	0.00%
Aristotle Growth Equity Fund	0.00%	0.00%
Aristotle High Yield Bond Fund	0.00%	0.00%
Aristotle International Equity Fund	0.00%	100.00%
Aristotle Pacific EXclusive Fund Series H	0.00%	0.00%
Aristotle Pacific EXclusive Fund Series I	0.00%	0.00%
Aristotle Portfolio Optimization Aggressive Growth Fund	0.34%	35.31%
Aristotle Portfolio Optimization Conservative Fund	0.27%	7.82%
Aristotle Portfolio Optimization Growth Fund	1.66%	16.34%
Aristotle Portfolio Optimization Moderate Conservative Fund	0.73%	2.69%
Aristotle Portfolio Optimization Moderate Fund	1.40%	9.24%
Aristotle Short Duration Income Fund	0.00%	0.00%
Aristotle Small Cap Equity Fund	100.00%	100.00%
Aristotle Small/Mid Cap Equity Fund	100.00%	100.00%
Aristotle Strategic Income Fund	0.00%	0.00%
Aristotle Ultra Short Income Fund	0.00%	0.00%
Aristotle Value Equity Fund	100.00%	100.00%
Aristotle/Saul Global Equity Fund	39.55%	90.05%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for each Fund were as follows (unaudited).

% of Dividends as Short-Term Capital Gain
Aristotle Core Bond Fund	0.00%
Aristotle Core Equity Fund	0.00%
Aristotle Core Income Fund	0.00%
Aristotle Floating Rate Income Fund	0.00%
Aristotle Growth Equity Fund	0.00%
Aristotle High Yield Bond Fund	0.00%
Aristotle International Equity Fund	0.00%
Aristotle Pacific EXclusive Fund Series H	0.32%
Aristotle Pacific EXclusive Fund Series I	0.00%
Aristotle Portfolio Optimization Aggressive Growth Fund	51.13%
Aristotle Portfolio Optimization Conservative Fund	0.00%
Aristotle Portfolio Optimization Growth Fund	25.86%
Aristotle Portfolio Optimization Moderate Conservative Fund	0.00%

213

Aristotle Funds Series Trust
Additional Notices
March 31, 2026(Continued)

% of Dividends as Short-Term Capital Gain
Aristotle Portfolio Optimization Moderate Fund	9.27%
Aristotle Short Duration Income Fund	0.00%
Aristotle Small Cap Equity Fund	0.00%
Aristotle Small/Mid Cap Equity Fund	95.54%
Aristotle Strategic Income Fund	0.00%
Aristotle Ultra Short Income Fund	2.85%
Aristotle Value Equity Fund	3.25%
Aristotle/Saul Global Equity Fund	0.00%

PRIVACY PRINCIPLES OF THE ARISTOTLE FUNDS FOR SHAREHOLDERS
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
This report is sent to shareholders of the Aristotle Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
PROXY VOTING POLICIES AND PROCEDURES
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 844-ARISTTL (844-274-7885) or on the SEC’s website at www.sec.gov.
PROXY VOTING RECORD
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 844-ARISTTL (844-274-7885) or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 844-ARISTTL (844-274-7885) or by visiting the Funds’ website https://www.aristotlefunds.com/resources/prospectuses-reports.
Aristotle Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
844-ARISTTL (844-274-7885)

214

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For the year ended March 31, 2026, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are disclosed in the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Agreements

•	Aristotle Core Bond Fund	•	Aristotle Small/Mid Cap Equity Fund
•	Aristotle Core Income Fund	•	Aristotle Value Equity Fund
•	Aristotle Floating Rate Income Fund	•	Aristotle Saul/Global Equity Fund
•	Aristotle High Yield Bond Fund	•	Aristotle Portfolio Optimization Aggressive Growth Fund
•	Aristotle Short Duration Income Fund	•	Aristotle Portfolio Optimization Conservative Fund
•	Aristotle Strategic Income Fund	•	Aristotle Portfolio Optimization Growth Fund
•	Aristotle Ultra Short Income Fund	•	Aristotle Portfolio Optimization Moderate Conservative Fund
•	Aristotle Core Equity Fund	•	Aristotle Portfolio Optimization Moderate Fund
•	Aristotle Growth Equity Fund
•	Aristotle International Equity Fund
•	Aristotle Small Cap Equity Fund

At a meeting held on December 4, 2025, the Board (which is comprised of four persons, three of whom are “disinterested” trustees as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of whom is an “interested” trustee as defined under the 1940 Act) considered and approved the continuance of the Investment Advisory Agreement between Aristotle Funds Series Trust (the “Trust”) and Aristotle Investment Services, LLC (the “Adviser” or “Aristotle”) and the separate Subadvisory Agreement between the Adviser and each of Aristotle Atlantic Partners, LLC (“Aristotle Atlantic”), Aristotle Capital Boston, LLC (“Aristotle Boston”), Aristotle Capital Management, LLC (“Aristotle Capital”), Aristotle Pacific Capital, LLC (“Aristotle Pacific”) and Pacific Life Fund Advisors LLC (“PLFA”) (each a “Sub-Adviser” and together the “Sub-Advisers”) (together, the “Advisory Agreements”). At this meeting and at prior meetings held on October 14, 2025 and November 17, 2025, the Board received and reviewed substantial information regarding the Funds, the Adviser, the Sub-Advisers and the services provided by the Adviser and each Sub-Adviser to the Funds under the Advisory Agreements. The Independent Trustees also had separate executive sessions with their independent legal counsel at this meeting and at prior meetings held on October 8, 2025 and October 14, 2025. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.. Below is a summary of the factors considered by the Board and the conclusions that formed the primary basis for the Board’s approval of the continuance of the Advisory Agreements:

The nature, extent and quality of the services provided and to be provided by the Adviser and Sub-Adviser under the Advisory Agreements. The Trustees discussed the nature, extent and quality of the Adviser’s and each Sub-Adviser’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of the day-to-day management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser and each Sub-Adviser that would be involved in the day-to-day activities of the Funds. The Board reviewed the services the Adviser and each Sub-Adviser would provide to the Funds, including services that extended beyond portfolio management and the receipt of any additional fees by the Adviser, each Sub-Adviser or its affiliates. The Board also considered the resources and compliance structure of the Adviser and each Sub-Adviser, including information regarding its compliance program, its chief compliance officer and compliance record, as well as the Adviser’s and each Sub-Adviser’s cybersecurity program, AI use policy, business continuity plan, and risk management processes. The Board considered the trading capability of the Adviser and each Sub-Adviser. The Board further considered the Board’s knowledge of the Adviser’s and each Sub-Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser and each Sub-Adviser to discuss Fund performance as well as various compliance topics and fund marketing/distribution. The Board then concluded that the Adviser and each Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that, in the Board’s view, the nature, overall quality, and extent of the management services continued to be satisfactory.

The Funds’ historical performance and the overall performance of the Adviser and each Sub-Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks, all for periods ended June 30, 2025 as compiled by Broadridge Financial Solutions, Inc., an independent provider of investment company data (“Broadridge”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues. The Board recognized the following with respect to each Fund’s performance:

Aristotle Core Bond Fund

The Board noted that Aristotle Core Bond Fund’s (“Core Bond Fund”) performance ranked in the 3rd quintile for the 1-year period and 1st quintile for the 3-year period versus its peer group and ranked in the 3rd quintile for the 1-year period and 1st quintile for the 3-year period versus its peer universe.

Aristotle Core Income Fund

The Board noted that Aristotle Core Income Fund’s (“Core Income Fund”) performance ranked in the 5th quintile for the 1-year period, 1st quintile for the 3-year period, 1st quintile for the 5-year period and 1st quintile for the 10-year period versus its peer group and ranked in the 4th quintile for the 1-year period, 1st quintile for the 3-year period, 1st quintile for the 5-year period and 1st quintile for the 10-year period versus its peer universe.

Aristotle Floating Rate Income Fund

The Board noted that Aristotle Floating Rate Income Fund’s (“Floating Rate Income Fund”) performance ranked in the 3rd quintile for the 1-year period, 1st quintile for the 3-year period, 3rd quintile for the 5-year period and 1st quintile for the 10-year period versus its peer group and ranked in the 3rd quintile for the 1-year period, 1st quintile for the 3-year period, 2nd quintile for the 5-year period and 1st quintile for the 10-year period versus its peer universe.

Aristotle High Yield Bond Fund

The Board noted that Aristotle High Yield Bond Fund’s (“High Yield Bond Fund”) performance ranked in the 3rd quintile for the 1-year period, 3rd quintile for the 3-year period, 2nd quintile for the 5-year period and 2nd quintile for the 10-year period versus its peer group and ranked in the 3rd quintile for the 1-year period, 2nd quintile for the 3-year period, 2nd quintile for the 5-year period and 2nd quintile for the 10-year period versus its peer universe.

Aristotle Short Duration Income Fund

The Board noted that Aristotle Short Duration Income Fund’s (“Short Duration Income Fund”) performance ranked in the 3rd quintile for the 1-year period, 1st quintile for the 3-year period, 1st quintile for the 5-year period and 1st quintile for the 10-year period versus its peer group and ranked in the 3rd quintile for the 1-year period, 1st quintile for the 3-year period, 1st quintile for the 5-year period and 1st quintile for the 10-year period versus its peer universe.

Aristotle Strategic Income Fund

The Board noted that Aristotle Strategic Income Fund’s (“Strategic Income Fund”) performance ranked in the 4th quintile for the 1-year period, 2nd quintile for the 3-year period, 1st quintile for the 5-year period and 1st quintile for the 10-year period versus its peer group and ranked in the 4th quintile for the 1-year period, 1st quintile for the 3-year period, 1st quintile for the 5-year period and 1st quintile for the 10-year period versus its peer universe.

Aristotle Ultra Short Income Fund

The Board noted that Aristotle Ultra Short Income Fund’s (“Ultra Short Income Fund”) performance ranked in the 1st quintile for the 1-year period, 1st quintile for the 3-year period and 1st quintile for the 5-year period versus its peer group and ranked in the 2nd quintile for the 1-year period, 2nd quintile for the 3-year period and 1st quintile for the 5-year period versus its peer universe.

Aristotle Core Equity Fund

The Board noted that Aristotle Core Equity Fund’s (“Core Equity Fund”) performance ranked in the 2nd quintile for the 1-year period, 2nd quintile for the 3-year period and 3rd quintile for the 5-year period versus its peer group and ranked in the 2nd quintile for the 1-year period, 2nd quintile for the 3-year period and 4th quintile for the 5-year period versus its peer universe.

Aristotle Growth Equity Fund

The Board noted that Aristotle Growth Equity Fund’s (“Growth Equity Fund”) performance ranked in the 4th quintile for the 1-year period and 2nd quintile for the period since inception versus its peer group and ranked in the 3rd quintile for the 1-year period and 3rd quintile for the period since inception versus its peer universe.

Aristotle Small Cap Equity Fund

The Board noted that Aristotle Small Cap Equity Fund’s (“Small Cap Equity Fund”) performance ranked in the 4th quintile for the 1-year period, 4th quintile for the 3-year period and 5th quintile for the 5-year period versus its peer group and ranked in the 5th quintile for the 1-year period, 5th quintile for the 3-year period and 5th quintile for the 5-year period versus its peer universe.

Aristotle Small/Mid Cap Equity Fund

The Board noted that Aristotle Small/Mid Cap Equity Fund’s (“Small/Mid Cap Equity Fund”) performance ranked in the 4th quintile for the 1-year period, 5th quintile for the 3-year period and 5th quintile for the 5-year period versus its peer group and ranked in the 3rd quintile for the 1-year period, 4th quintile for the 3-year period and 5th quintile for the 5-year period versus its peer universe.

Aristotle International Equity Fund

The Board noted that Aristotle International Equity Fund’s (“International Equity Fund”) performance ranked in the 4th quintile for the 1-year period, 4th quintile for the 3-year period, 3rd quintile for the 5-year period and 3rd quintile for the 10-year period versus its peer group and ranked in the 3rd quintile for the 1-year period, 4th quintile for the 3-year period, 3rd quintile for the 5-year period and 2nd quintile for the 10-year period versus its peer universe.

Aristotle Value Equity Fund

The Board noted that Aristotle Value Equity Fund’s (“Value Equity Fund”) performance ranked in the 5th quintile for the 1-year period, 5th quintile for the 3-year period and 5th quintile for the 5-year period versus its peer group and ranked in the 5th quintile for the 1-year period, 5th quintile for the 3-year period and 5th quintile for the 5-year period versus its peer universe.

Aristotle/Saul Global Equity Fund

The Board noted that Aristotle/Saul Global Equity Fund’s (“Global Equity Fund”) performance ranked in the 5th quintile for the 1-year period, 4th quintile for the 3-year period, 4th quintile for the 5-year period and 3rd quintile for the 10-year period versus its peer group and ranked in the 5th quintile for the 1-year period, 5th quintile for the 3-year period, 4th quintile for the 5-year period and 4th quintile for the 10-year period versus its peer universe.

Aristotle Portfolio Optimization Conservative Fund

The Board noted that Aristotle Portfolio Optimization Conservative Fund’s (“Conservative Fund”) performance ranked in the 3rd quintile for the 1-year period, 3rd quintile for the 3-year period, 3rd quintile for the 5-year period and 3rd quintile for the 10-year period versus its peer group and ranked in the 3rd quintile for the 1-year period, 2nd quintile for the 3-year period, 4th quintile for the 5-year period and 4th quintile for the 10-year period versus its peer universe.

Aristotle Portfolio Optimization Moderate Conservative Fund

The Board noted that Aristotle Portfolio Optimization Moderate Conservative Fund’s (“Moderate Conservative Fund”) performance ranked in the 2nd quintile for the 1-year period, 2nd quintile for the 3-year period, 2nd quintile for the 5-year period and 3rd quintile for the 10-year period versus its peer group and ranked in the 2nd quintile for the 1-year period, 3rd quintile for the 3-year period, 4th quintile for the 5-year period and 4th quintile for the 10-year period versus its peer universe.

Aristotle Portfolio Optimization Moderate Fund

The Board noted that Aristotle Portfolio Optimization Moderate Fund’s (“Moderate Fund”) ranked in the 2nd quintile for the 1-year period, 3rd quintile for the 3-year period, 4th quintile for the 5-year period and 4th quintile for the 10-year period versus its peer group and ranked in the 2nd quintile for the 1-year period, 3rd quintile for the 3-year period, 5th quintile for the 5-year period and 4th quintile for the 10-year period versus its peer universe.

Aristotle Portfolio Optimization Growth Fund

The Board noted that Aristotle Portfolio Optimization Growth Fund’s (“Growth Fund”) performance ranked in the 1st quintile for the 1-year period, 4th quintile for the 3-year period, 4th quintile for the 5-year period and 4th quintile for the 10-year period versus its peer group and ranked in the 2nd quintile for the 1-year period, 4th quintile for the 3-year period, 5th quintile for the 5-year period and 4th quintile for the 10-year period versus its peer universe.

Aristotle Portfolio Optimization Aggressive Growth Fund

The Board noted that Aristotle Portfolio Optimization Aggressive Growth Fund’s (“Aggressive Growth Fund”) performance ranked in the 1st quintile for the 1-year period, 3rd quintile for the 3-year period, 3rd quintile for the 5-year period and 3rd quintile for the 10-year period versus its peer group and ranked in the 2nd quintile for the 1-year period, 3rd quintile for the 3-year period, 4th quintile for the 5-year period and 3rd quintile for the 10-year period versus its peer universe.

The costs of the services provided by the Adviser and Sub-Adviser and the structure of the Adviser’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the Funds as compiled by Broadridge, as well as all expense waivers and reimbursements. The Board also considered that the Adviser stated it did not manage any comparable accounts to any of the Funds. With respect to those Sub-Advisers that have similarly managed separate accounts for other types of clients, when reviewing fees charged to those other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts. The Board recognized the following with respect to each Fund’s advisory fee and total expenses:

Aristotle Core Bond Fund

The Board noted that Core Bond Fund ranked in the 5th quintile and 4th quintile versus its advisory fee peer group and peer universe, respectively, and in the 2nd quintile and 4th quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Core Income Fund

The Board noted that Core Income Fund ranked in the 5th quintile and 5th quintile versus its advisory fee peer group and peer universe, respectively, and in the 4th quintile and 4th quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Floating Rate Income Fund

The Board noted that Floating Rate Income Fund ranked in the 3rd quintile and 4th quintile versus its advisory fee peer group and peer universe, respectively, and in the 4th quintile and 4th quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle High Yield Bond Fund

The Board noted that High Yield Bond Fund ranked in the 5th quintile and 3rd quintile versus its advisory fee peer group and peer universe, respectively, and in the 2nd quintile and 3rd quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Short Duration Income Fund

The Board noted that Short Duration Income Fund ranked in the 4th quintile and 2nd quintile versus its advisory fee peer group and peer universe, respectively, and in the 5th quintile and 4th quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Strategic Income Fund

The Board noted that Strategic Income Fund ranked in the 3rd quintile and 3rd quintile versus its advisory fee peer group and peer universe, respectively, and in the 4th quintile and 3rd quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Ultra Short Income Fund

The Board noted that Ultra Short Income Fund ranked in the 5th quintile and 5th quintile versus its advisory fee peer group and peer universe, respectively, and in the 2nd quintile and 3rd quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Core Equity Fund

The Board noted that Core Equity Fund ranked in the 2nd quintile and 3rd quintile versus its advisory fee peer group and peer universe, respectively, and in the 2nd quintile and 3rd quintile versus its total expense peer group and peer universe, respectively. The Board concluded that the contractual advisory fee was near the average of the expense peer group, and that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Growth Equity Fund

The Board noted that Growth Equity Fund ranked in the 2nd quintile and 3rd quintile versus its advisory fee peer group and peer universe, respectively, and in the 1st quintile and 3rd quintile versus its total expense peer group and peer universe, respectively. The Board concluded that the Fund’s contractual advisory fee was near the average of the expense peer group, and that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Small Cap Equity Fund

The Board noted that Small Cap Equity Fund ranked in the 1st quintile and 2nd quintile versus its advisory fee peer group and peer universe, respectively, and in the 1st quintile and 3rd quintile versus its total expense peer group and peer universe, respectively. The Board concluded that the Fund’s contractual advisory fee was on the lower end of the spectrum of the expense peer group, and that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Small/Mid Cap Equity Fund

The Board noted that Small/Mid Cap Equity Fund ranked in the 4th quintile and 3rd quintile versus its advisory fee peer group and peer universe, respectively, and in the 4th quintile and 3rd quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle International Equity Fund

The Board noted that International Equity Fund ranked in the 2nd quintile and 2nd quintile versus its advisory fee peer group and peer universe, respectively, and in the 2nd quintile and 2nd quintile versus its total expense peer group and peer universe, respectively. The Board concluded the Fund’s contractual advisory fee was on the lower end of the spectrum of the expense peer group, and that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Value Equity Fund

The Board noted that Value Equity Fund ranked in the 3rd quintile and 3rd quintile versus its advisory fee peer group and peer universe, respectively, and in the 3rd quintile and 3rd quintile versus its total expense peer group and peer universe, respectively. The Board concluded that the Fund’s contractual advisory fee was near the average of the expense peer group, and that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle/Saul Global Equity Fund

The Board noted that Global Equity Fund ranked in the 4th quintile and 3rd quintile versus its advisory fee peer group and peer universe, respectively, and in the 1st quintile and 2nd quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Portfolio Optimization Conservative Fund

The Board noted that Conservative Fund ranked in the 4th quintile and 4th quintile versus its advisory fee peer group and peer universe, respectively, and in the 5th quintile and 4th quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Portfolio Optimization Moderate Conservative Fund

The Board noted that Moderate Conservative Fund ranked in the 4th quintile and 5th quintile versus its advisory fee peer group and peer universe, respectively, and in the 5th quintile and 4th quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Portfolio Optimization Moderate Fund

The Board noted that Moderate Fund ranked in the 4th quintile and 4th quintile versus its advisory fee peer group and peer universe, respectively, and in the 4th quintile and 4th quintile versus its total expense peer group and peer universe, respectively The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Portfolio Optimization Growth Fund

The Board noted that Growth Fund ranked in the 2nd quintile and 3rd quintile versus its advisory fee peer group and peer universe, respectively, and in the 3rd quintile and 3rd quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Aristotle Portfolio Optimization Aggressive Growth Fund

The Board noted Aggressive Growth Fund ranked in the 3rd quintile and 3rd quintile versus its advisory fee peer group and peer universe, respectively, and in the 5th quintile and 4th quintile versus its total expense peer group and peer universe, respectively. The Board concluded that, while the Fund’s contractual advisory fee was on the higher end of the spectrum of the expense peer group, the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

Economies of Scale. The Board also considered potential economies of scale that could be realized by the Adviser and each Sub-Adviser as the assets of the Funds grow. The Board noted that at current asset levels, it did not appear that there were significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances change and assuming asset levels continued to increase. The Board noted that the Adviser and the Sub-Advisers continue to make significant investments in the firms to enhance information systems, cybersecurity, finance and accounting functions, compliance and operating efficiencies. These economies of scale are shared by the Trust and the other asset management clients of the Adviser and Sub-Advisers.

The profits to be realized by the Adviser and each Sub-Adviser and their affiliates from their relationship with the Funds. The Board reviewed the Adviser’s and Sub-Advisers’ financial information and took into account both the direct benefits and the indirect benefits to the Adviser and Sub-Advisers from advising the Funds. After review, the Board determined that the profitability to the Adviser and Sub-Advisers with respect to the Advisory Agreements was not excessive, and that the Adviser and Sub-Advisers had maintained adequate financial resources to support the services they provide to the Funds.

The Board noted there was no single factor that was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total combination of information available to the trustees. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser and Sub-Adviser, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that renewal of the Advisory Agreements for an additional year would be in the best interests of the Funds and their shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 31, 2024.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aristotle Funds Series Trust

By (Signature and Title)*	/s/ Richard Schweitzer
Richard Schweitzer, Principal Executive Officer

Date	5/28/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Schweitzer
Richard Schweitzer, Principal Executive Officer

Date	5/28/26

By (Signature and Title)*	/s/ Joshua B. Schwab
Joshua B. Schwab, Principal Financial Officer

Date	5/28/26

* Print the name and title of each signing officer under his or her signature.